VANGUARD U.S. STOCK
INDEX FUNDS

MID- AND
SMALL-CAPITALIZATION
PORTFOLIOS

VANGUARD EXTENDED MARKET INDEX FUND
VANGUARD MID-CAP INDEX FUND
VANGUARD SMALL-CAP INDEX FUND
VANGUARD SMALL-CAP GROWTH INDEX FUND
VANGUARD SMALL-CAP VALUE INDEX FUND

[PHOTO]

SEMIANNUAL
REPORT
JUNE 30, 1999
[THE VANGUARD GROUP LOGO]

AT VANGUARD, WE BELIEVE THAT TRADITION MATTERS

Our 9,000 crew members embrace the traditional values on which our success is built, including integrity, hard work, thrift, teamwork, and fair dealing on behalf of our clients.

Our report cover pays homage to three anniversaries, each of great significance to The Vanguard Group:

- The 200th anniversary of the Battle of the Nile, which commenced on August 1, 1798. HMS Vanguard, the victorious British flagship at the Nile, is our namesake. And its motto--"Leading the way"--serves as a guiding principle for our company.

- The 100th birthday, on July 23, 1998, of Walter L. Morgan, founder of Wellington Fund, the oldest member of what became The Vanguard Group. Mr. Morgan was friend and mentor to Vanguard founder John C. Bogle, and helped to shape the standards and business principles that Mr. Bogle laid down for Vanguard at its beginning nearly 25 years ago: a stress on balanced, diversified investments; insistence on fair dealing and candor with clients; and a focus on long-term investing. To our great regret, Mr. Morgan died on September 2, 1998.

- The 70th anniversary, on December 28, 1998, of the incorporation of Vanguard Wellington Fund. It is the nation's oldest balanced mutual fund, and one of only a handful of funds created in the 1920s that are still in operation.

Although Vanguard constantly tackles new challenges, adopts new technology, and develops new services, we treasure the traditions and values that set us apart in a crowded, competitive industry. And we salute our shareholders, whose support and trust we strive to earn each and every day.

                                    [PHOTO]

                                    CONTENTS

                                  A MESSAGE TO
                                OUR SHAREHOLDERS
                                        1

                                 THE MARKETS IN
                                   PERSPECTIVE
                                        5

                                   PERFORMANCE
                                    SUMMARIES
                                        7

                                  FUND PROFILES
                                       12

                              FINANCIAL STATEMENTS
                                       18

                         FOR AN UPDATE ON OUR YEAR 2000
                           PREPAREDNESS, SEE PAGE 32.

                        All comparative mutual fund data
                        are from Lipper or Morningstar,
                            unless otherwise noted.

FELLOW SHAREHOLDER,

[PHOTO]                                           [PHOTO]
JOHN J. BRENNAN                                   JOHN C.  BOGLE
Chairman & CEO                                    Senior Chairman

The U.S. stock market staged a broad advance during the six months ended June
30. In this environment, Vanguard Extended Market Index Fund posted the highest return of the five Vanguard mid- and small-cap stock index funds, gaining +11.7%. Six-month total returns of our other funds ranged from +1.7% for the Small-Cap Growth Index Fund to +10.6% for the Small-Cap Index Fund.

      For your reference, the S&P 500 Index, which is dominated by large-capitalization stocks, returned +12.4% for the period. The adjacent table shows the six-month total returns (capital change plus reinvested dividends) achieved by our funds, compared with the returns of their respective unmanaged index benchmarks. As you can see, the returns of all but the Small-Cap Growth Index Fund exceeded those of their target indexes. The performance of the Institutional Shares for our Extended Market, Mid-Cap, and Small-Cap Index Funds, which are available for minimum investments of $10 million, are presented at the bottom of this table.

--------------------------------------------------------------
                                             TOTAL RETURNS
                                            SIX MONTHS ENDED
                                             JUNE 30, 1999
--------------------------------------------------------------
EXTENDED MARKET INDEX FUND                       +11.7%
Wilshire 4500 Index                              +11.3
--------------------------------------------------------------
MID-CAP INDEX FUND                               + 7.1%
S&P MidCap 400 Index                             + 6.9
--------------------------------------------------------------
SMALL-CAP INDEX FUND                             +10.6%
Russell 2000 Index                               + 9.3
--------------------------------------------------------------
SMALL-CAP GROWTH INDEX FUND                      + 1.7%
S&P SmallCap 600/BARRA Growth Index              + 1.7
--------------------------------------------------------------
SMALL-CAP VALUE INDEX FUND                       + 8.7%
S&P SmallCap 600/BARRA Value Index               + 8.5
--------------------------------------------------------------


INSTITUTIONAL SHARES
--------------------------------------------------------------
EXTENDED MARKET INDEX FUND                       +11.8%
Wilshire 4500 Index                              +11.3
--------------------------------------------------------------
MID-CAP INDEX FUND                               + 7.2%
S&P MidCap 400 Index                             + 6.9
--------------------------------------------------------------
SMALL-CAP INDEX FUND                             +10.6%
Russell 2000 Index                               + 9.3
--------------------------------------------------------------


      Per-share figures for each fund, including net asset values, income dividends, and capital gains distributions, are presented in a table that follows this letter.

THE PERIOD IN REVIEW

The key influences on financial markets during the first half of 1999 were the surprising strength of the U.S. economy's long-running expansion, promising corporate earnings, and the increasing signs that a number of shaky foreign economies were on firmer footing. These factors were responsible for both broad-based gains in U.S. stocks and increases in interest rates, which sent bond prices lower.

      The overall U.S. stock market, as measured by the Wilshire 5000 Equity Index, gained +11.8%--equivalent to more than a full year's return based on historical norms. But the half-year saw a sharp rotation in market leadership. As the outlook for global economic growth kept improving, there was a notable revival in cyclical stocks--commodity-related companies, machinery makers, and other firms whose profit prospects are most closely tied to the economy's ups and downs. This was a welcome change for cyclicals and other "value" stocks, which had lagged the market not just in the first quarter but for much of the last five years. Within the S&P 500 Index, the value stocks--those generally characterized by above-average dividend yields and below-average price/earnings ratios--carried the day during the second quarter and for the first half of the year, when they gained +14.0% versus a gain of +11.0% for growth stocks. Many old-line industrial companies posted spectacular returns during the quarter. For example, aluminum maker Alcoa gained +50% from the end of March until June 30.

      Value and growth diverged sharply among mid- and small-cap stocks, particularly small-caps, where the value component of the S&P SmallCap 600 Index gained +8.5% for the half-year and the growth component was up just +1.7%.

      Among mid-caps, growth stocks outpaced value stocks by 2.5 percentage points, and the S&P MidCap 400 Index registered a six-month return of +6.9%.

      Also rebounding vigorously were small stocks, another market segment that had trailed large-cap stocks in recent years. The Russell 2000 Index of small stocks gained +15.6% for the quarter, nicely outpacing the large-cap-dominated S&P 500. Even so, the Russell 2000 trailed the S&P 500 for the half-year (+9.3% versus +12.4%).

      For bond investors, a surging economy has a dark side: the possibility that accelerating growth will push up inflation, which diminishes the buying power of future bond interest and principal payments. Interest rates held steady in January, but rose throughout the rest of the half-year. And on the final day of the period, the Federal Reserve Board hiked its target for short-term interest rates by 0.25% amid concerns that higher inflation would be an inevitable by-product of strong growth. By June 30, yields on U.S. Treasury notes and bonds were higher by roughly 1 percentage point from their year-end 1998 levels. The yield of the benchmark 30-year Treasury bond increased 86 basis points (0.86 percentage point), from 5.10% to 5.96%. The rate rise was less pronounced for short-term securities, with the 3-month Treasury bill's yield rising 33 basis points, from 4.45% on December 31 to 4.78% on June 30.

PERFORMANCE OVERVIEW

The returns of our funds, while generally solid on an absolute basis, were mostly disappointing relative to the returns of similar mutual funds. The adjacent table presents the six-month total returns for the investor shares of our funds, compared with returns of their average mutual fund peers. As you can see, Vanguard Small-Cap Index Fund was the only one of the five funds to outperform its average peer.

-------------------------------------------------------------------------------
                                                  TOTAL RETURNS
                                          SIX MONTHS ENDED JUNE 30, 1999
                                  ---------------------------------------------
                                   VANGUARD         AVERAGE
                                    INDEX         COMPARABLE
U.S. STOCK INDEX FUND                FUND            FUND*         DIFFERENCE
-------------------------------------------------------------------------------
Extended Market                     +11.7%           +11.7%            0.0%
Mid-Cap                             + 7.1            +12.1            -5.0
Small-Cap                           +10.6            + 9.3            +1.3
Small-Cap Growth                    + 1.7            + 9.3            -7.6
Small-Cap Value                     + 8.7            + 9.3            -0.6
-------------------------------------------------------------------------------

*Figures for the average comparable funds are compiled by Lipper, Inc. The Lipper fund groups are: for the Extended Market Index Fund, growth funds; for the Mid-Cap Index Fund, mid-cap funds; for the Small-Cap, Small-Cap Growth, and Small-Cap Value Index Funds, small-cap funds.

      VANGUARD EXTENDED MARKET INDEX FUND returned +11.7% during the half-year, matching the return of the average growth mutual fund and outpacing the +11.3% return of its unmanaged benchmark, the Wilshire 4500 Index, which tracks the performance of the stocks outside of the S&P 500.

      VANGUARD MID-CAP INDEX FUND gained +7.1%, slightly ahead of the +6.9% return of the S&P MidCap 400 Index but well behind the +12.1% return of the average mid-cap mutual fund.

      The bias toward value stocks over growth stocks in the small-cap arena explained the relative performance of our small-cap index funds. VANGUARD SMALL-CAP INDEX FUND, which includes both growth and value stocks, posted a six-month return of +10.6%, outperforming the average small-cap mutual fund and the Russell 2000 Index, both of which returned +9.3% for the period.

      VANGUARD SMALL-CAP GROWTH INDEX FUND provided the lowest return of our funds, earning +1.7% for the six months. The fund matched the S&P SmallCap 600/BARRA Growth Index, but our return was a full 7.6 percentage points behind the return of the average small-cap fund, which owns a larger share of value stocks and bigger companies.

      VANGUARD SMALL-CAP VALUE INDEX FUND fared much better than its growth counterpart. Its return of +8.7% exceeded the +8.5% return of the S&P SmallCap 600/BARRA Value Index but trailed the +9.3% return of the average small-cap fund. This disadvantage can be attributed, in part, to our lower median market capitalization relative to our peer group.

      Because the Extended Market Index Fund is made up of stocks that fall outside the realm of the large-cap-based S&P 500 Index, it may seem curious that the fund generated a return so much higher than those of both the Mid-Cap and Small-Cap Index Funds. There are two reasons for the discrepancy. First, the Wilshire 4500 Index--Extended Market's benchmark--does contain a fair number of large-cap stocks, some as large as those found in the S&P 500 Index. (As of December 31, 1998, the most recent date for which data were available, about 7% of the index was made up of stocks of companies with market capitalizations of $10 billion or more.)

      What's more, the Wilshire 4500 Index has benefited--and could suffer--from an "Internet effect": When an initial public offering of an Internet stock is completed, that stock is automatically added to the Wilshire index, something that is not true of either the S&P MidCap 400 or Russell 2000 Indexes. In essence, when these stocks perform well, as they have recently, the index feels the resulting jolt. Over the long term, we expect these variations among the funds' returns to even out.

      As we noted earlier, each of our funds either topped or matched the return of its index benchmark. That our funds could accomplish this feat versus unmanaged indexes which, unlike mutual funds, do not incur operating expenses, is a credit to the expertise of Vanguard Core Management Group, which oversees the investments for all Vanguard stock index funds.

      During the first half of 1999, the stock market reminded investors that the financial markets move in cycles. That is why we counsel investors to be mindful that the powerful forces that push returns toward long-term averages act not just upon the market's leaders but upon its laggards as well. We believe that investors who understand the cyclical nature of the financial markets will be best prepared for the inevitable period when stock returns revert to their historical norms. For their part, our index funds will continue to provide investors with an excellent way to capture the returns of a selected piece of the stock market--at costs among the lowest in the mutual fund industry.

IN SUMMARY

Sticking with a portfolio diversified across various asset classes and market segments can be trying at times, particularly when one segment runs ahead of the others and seems to be "the only game in town." But in the long run, investors are well-served by investment programs constructed with the knowledge that market leadership can change abruptly and unpredictably. So once you've decided on an investment plan suited to your time horizon, goals, and tolerance for risk, we urge you to "stay the course."

      We look forward to reporting to you on our full 1999 fiscal year six months hence.

/s/ JOHN C. BOGLE                                   /s/ JOHN J. BRENNAN

John C. Bogle                                       John J. Brennan
Senior Chairman                                     Chairman and
                                                    Chief Executive Officer

July 17, 1999








PORTFOLIO STATISTICS
--------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED JUNE 30, 1999
                                                             -------------------------------------------
                                NET ASSET VALUE PER SHARE    DISTRIBUTIONS FROM        DIVIDENDS PER
                              -----------------------------     NET REALIZED          SHARE FROM NET
VANGUARD INDEX FUND           DEC. 31, 1998   JUN. 30, 1999     CAPITAL GAINS        INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Extended Market                   $30.63         $32.34            $1.635                 $0.010
Mid-Cap                            10.79          10.97             0.510                     --
Small-Cap                          21.20          23.24             0.160                  0.010
Small-Cap Growth                    9.53           9.69                --                     --
Small-Cap Value                     8.74           9.45             0.040                     --
--------------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------
Extended Market                   $30.63         $32.36            $1.635                 $0.010
Mid-Cap                            10.79          10.98             0.510                     --
Small-Cap                          21.20          23.25             0.160                  0.010
--------------------------------------------------------------------------------------------------------

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED JUNE 30, 1999

[PHOTO]

A markedly improved global economic outlook during the first half of 1999 led to mostly positive stock market returns and lower bond prices.

      As the year began, many observers expected that severe economic crises in Asia, Russia, and some Latin American nations would restrain business activity worldwide, even in the United States, which has been the world's economic locomotive. By spring, however, a consensus emerged that global economic activity was likely to be solid, if not robust. This change in sentiment stemmed from several factors, including further vigorous growth in the U.S. economy, a belief that Asia's slump had bottomed out, and moves in Europe to ease monetary policy to encourage growth.

      Interest rates rose as investors stopped wondering whether the Federal Reserve Board would lower interest rates--as it had three times in autumn 1998--and began to wonder when the Fed would increase rates to slow growth and thereby forestall inflation. Indeed, on the final day of the period, the Fed boosted short-term rates by 0.25 percentage point. In the stock market, the brighter economic outlook led to a change in leadership from glamorous large-capitalization growth stocks to value stocks and small-cap stocks, both of which had been among Wall Street's wallflowers in recent years.


-------------------------------------------------------------------------------
                                                        TOTAL RETURNS
                                                 PERIODS ENDED JUNE 30, 1999
                                           ------------------------------------
                                            6 MONTHS    1 YEAR    5 YEARS*
-------------------------------------------------------------------------------
STOCKS
   S&P 500 Index                              12.4%      22.8%      27.9%
   Russell 2000 Index                          9.3        1.5       15.4
   Wilshire 5000 Index                        11.8       19.5       25.7
   MSCI EAFE Index                             4.1        7.9        8.5
-------------------------------------------------------------------------------
BONDS
   Lehman Aggregate Bond Index                -1.4%       3.2%       7.8%
   Lehman 10 Year Municipal Bond Index        -1.7        2.3        6.8
   Salomon Smith Barney 3-Month
      U.S. Treasury Bill Index                 2.2        4.7        5.2
-------------------------------------------------------------------------------
OTHER
   Consumer Price Index                        1.4%       2.0%       2.3%
-------------------------------------------------------------------------------

*Annualized.


U.S. STOCK MARKETS

The rise in stock prices reflected the healthy domestic economy and improving prospects for corporate earnings. The overall market, as measured by the Wilshire 5000 Index, rose 11.8% during the period, while the S&P 500 Index, a yardstick for large-cap stocks, gained 12.4%.

      Large-cap growth stocks, which are generally perceived as less vulnerable than other stocks to economic slowdowns, continued to lead the market's climb during the first quarter of the year. During the second quarter, however, value stocks--especially producers of commodity products such as oil, aluminum, and chemicals--moved to the front of the pack. Providing support were generally upbeat corporate profit reports. Indeed, earnings gains were sufficient to send prices higher despite rising interest rates, which often depress stock prices as well as bond prices. For the six months, the S&P 500 Index's value stocks posted a 14.0% return while its growth stocks gained 11.0% as a group.

      Small-cap stocks, as measured by the Russell 2000 Index, gained 9.3%, although that fact masks a remarkable turnaround: Small-caps declined 5.4% during the first quarter of 1999, then advanced 15.6% during the second quarter. Even so, the cumulative return of the Russell 2000 over the past three years lags the S&P 500 Index by nearly 80 percentage points (+37.6% for the Russell 2000 versus +115.2% for the S&P 500).

      Four of the top-performing sectors within the S&P 500 Index during the half-year were solidly in the value camp--the "other energy" group (+40%); producer durables (+26%); materials & processing (+25%); and integrated-oils (+17%). The strongest growth-oriented sector was the irrepressible technology group (+24%). The poor performance of the consumer staples sector (-8%) was due in part to the gains of the U.S. dollar against most foreign currencies, which reduced the value of earnings from overseas operations.

U.S. BOND MARKETS

The powerful economic expansion that buoyed corporate profits and stock prices was too much of a good thing for the bond market. Inflation was well behaved--consumer prices rose 1.4% for the six months and 2.0% for the twelve months ended June 30--but investors and Fed policymakers clearly were concerned that an overheated economy might yet trigger significant increases in wages and overall prices. Certainly, there was no evidence of the "natural slowing" that many analysts expected for the economy, which is in the longest peacetime expansion ever.

      Yields on U.S. Treasury bonds rose by approximately 1 percentage point--a significant rise for a six-month period. The yield of the 30-year Treasury bond rose 86 basis points, to 5.96% on June 30 from 5.10% on December 31, 1998. The yield of the 10-year Treasury rose 113 basis points, to 5.78% from 4.65%. Money market rates didn't rise as far: Yields on 3-month T-bills increased on balance by only 33 basis points, to 4.78% on June 30. Bond prices, which move in the opposite direction from interest rates, fell. The Lehman Aggregate Bond Index, a benchmark for investment-grade taxable bonds, declined 1.4% on a total-return basis, as bond prices declined an average of 4.4%, outweighing the 3.0% in interest income for the period.

INTERNATIONAL STOCK MARKETS

Led by sharp recoveries in stock prices in Japan and many emerging markets, international stock prices generated positive returns in local currencies during the six months. However, a pervasive rise in the value of the U.S. dollar against other currencies reduced returns for U.S. investors (returns from abroad are augmented when the dollar falls in value against other currencies).

      Overall, the developed markets outside the United States gained 4.1% in U.S.-dollar terms, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index. The biggest increases were in the Pacific region--up 27.3% in local-currency terms and 21.1% when measured in U.S. dollars. Europe, which accounts for the lion's share of EAFE's market capitalization, was up 8.2% in local currencies. But in U.S. dollars, the return from European stocks was a negative 2.3%, as weakness in European currencies--notably in the euro, the new 11-nation common currency--lopped more than 10 percentage points from the local-currency returns. The MSCI Select Emerging Markets Free Index shot up 31.5% in dollar terms, led by Asian markets that rebounded from severe losses suffered in 1997 and 1998.

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely, so an investment in the fund could lose money.

EXTENDED MARKET INDEX FUND
TOTAL INVESTMENT RETURNS: DECEMBER 21, 1987-JUNE 30, 1999
----------------------------------------------------------
              EXTENDED MARKET INDEX FUND        WILSHIRE
                                                  4500
FISCAL     CAPITAL     INCOME        TOTAL       TOTAL
YEAR       RETURN      RETURN       RETURN       RETURN
----------------------------------------------------------
1987        -0.1%       0.0%        -0.1%         0.5%
1988        17.7        2.0         19.7         20.5
1989        22.1        2.0         24.1         23.9
1990       -16.4        2.4        -14.0        -13.6
1991        39.6        2.2         41.8         43.5
1992        10.9        1.6         12.5         11.9
1993        13.2        1.3         14.5         14.6
1994        -3.2        1.4         -1.8         -2.7
1995        32.2        1.6         33.8         33.5
1996        16.2        1.4         17.6         17.2
1997        25.3        1.4         26.7         25.7
1998         7.0        1.3          8.3          8.6
1999*       11.6        0.1         11.7         11.3
----------------------------------------------------------

*Six months ended June 30, 1999.

See Financial Highlights table on page 23 for dividend and capital gains information for the past five years.

EXTENDED MARKET INDEX FUND INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: JULY 7, 1997-JUNE 30, 1999
----------------------------------------------------
           EXTENDED MARKET INDEX FUND     WILSHIRE
              INSTITUTIONAL SHARES          4500
FISCAL     CAPITAL   INCOME      TOTAL      TOTAL
YEAR       RETURN    RETURN     RETURN     RETURN
----------------------------------------------------
1997        10.5%     1.3%      11.8%      12.0%
1998         7.0      1.5        8.5        8.6
1999*       11.7      0.1       11.8       11.3
----------------------------------------------------

*Six months ended June 30, 1999.

See Financial Highlights table on page 24 for dividend and capital gains information since the fund's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------------------------------
                                                                                       10 YEARS
                                          INCEPTION                           -----------------------------
                                            DATE      1 YEAR      5 YEARS     CAPITAL    INCOME     TOTAL
-----------------------------------------------------------------------------------------------------------
Extended Market Index Fund*             12/21/1987    10.62%       20.19%      12.97%     1.72%     14.69%
Extended Market Index Fund
  Institutional Shares**                  7/7/1997    10.76           --       14.94+     1.50+     16.44+
-----------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.25% transaction fee on purchases. The figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

**Performance figures are adjusted for the 0.25% transaction fee on purchases.

+Since inception.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely, so an investment in the fund could lose money.


MID-CAP INDEX FUND
TOTAL INVESTMENT RETURNS: MAY 21, 1998-JUNE 30, 1999
------------------------------------------------------
                  MID-CAP INDEX FUND            S&P*
FISCAL        CAPITAL   INCOME      TOTAL      TOTAL
YEAR          RETURN    RETURN     RETURN     RETURN
------------------------------------------------------
1998           8.0%      0.6%       8.6%       7.9%
1999**         7.1       0.0        7.1        6.9
------------------------------------------------------

*S&P MidCap 400 Index.

**Six months ended June 30, 1999.

See Financial Highlights table on page 24 for dividend and capital gains information since the fund's inception.


MID-CAP INDEX FUND INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: MAY 21, 1998-JUNE 30, 1999
-----------------------------------------------------------
                   MID-CAP INDEX FUND
                  INSTITUTIONAL SHARES               S&P*
FISCAL     CAPITAL      INCOME         TOTAL        TOTAL
YEAR       RETURN       RETURN        RETURN        RETURN
-----------------------------------------------------------
1998        8.0%         0.6%          8.6%          7.9%
1999**      7.2          0.0           7.2           6.9
-----------------------------------------------------------

*S&P MidCap 400 Index.

**Six months ended June 30, 1999.

See Financial Highlights table on page 25 for dividend and capital gains information since the fund's inception.



AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1999
------------------------------------------------------------------------------------------------------------
                                                                                   SINCE INCEPTION
                                                     INCEPTION               -------------------------------
                                                       DATE       1 YEAR     CAPITAL     INCOME      TOTAL
------------------------------------------------------------------------------------------------------------
Mid-Cap Index Fund*                                 5/21/1998     18.04%      14.03%      0.53%      14.56%
Mid-Cap Index Fund Institutional Shares             5/21/1998     18.21       14.12       0.59       14.71
------------------------------------------------------------------------------------------------------------

*The figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely, so an investment in the fund could lose money.

SMALL-CAP INDEX FUND
TOTAL INVESTMENT RETURNS: DECEMBER 31, 1978-JUNE 30, 1999
------------------------------------------------------------
                  SMALL-CAP INDEX FUND              RUSSELL
                                                     2000
FISCAL      CAPITAL      INCOME         TOTAL        TOTAL
YEAR        RETURN       RETURN        RETURN       RETURN
------------------------------------------------------------
1979         30.6%        3.8%          34.4%        43.1%
1980         42.9         1.1           44.0         38.6
1981         -2.9         0.0           -2.9          2.0
1982         43.5         2.9           46.4         24.9
1983         18.2         0.0           18.2         29.1
1984        -25.2         0.0          -25.2         -7.3
1985         21.5         1.5           23.0         31.1
1986          0.2         0.0            0.2          5.7
1987         -7.0         0.0           -7.0         -8.8
1988         24.0         0.6           24.6         24.9
1989          9.4         1.1           10.5         16.2
1990        -19.8         1.7          -18.1        -19.5
1991         43.0         2.3           45.3         46.1
1992         16.7         1.5           18.2         18.4
1993         17.4         1.3           18.7         18.9
1994         -1.9         1.4           -0.5         -1.8
1995         27.2         1.5           28.7         28.4
1996         16.6         1.5           18.1         16.5
1997         23.2         1.4           24.6         22.4
1998         -4.0         1.4           -2.6         -2.5
1999*        10.5         0.1           10.6          9.3
------------------------------------------------------------

*Six months ended June 30, 1999.

See Financial Highlights table on page 25 for dividend and capital gains information for the past five years.



SMALL-CAP INDEX FUND INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: JULY 7, 1997-JUNE 30, 1999
--------------------------------------------------------------
                    SMALL-CAP INDEX FUND              RUSSELL
                    INSTITUTIONAL SHARES               2000
FISCAL        CAPITAL     INCOME         TOTAL        TOTAL
YEAR          RETURN      RETURN        RETURN        RETURN
--------------------------------------------------------------
1997          10.1%        1.3%         11.4%          11.1%
1998          -4.0         1.5          -2.5           -2.5
1999*         10.6         0.0          10.6            9.3
--------------------------------------------------------------

*Six months ended June 30, 1999.

See Financial Highlights table on page 26 for dividend and capital gains information since the fund's inception.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1999
----------------------------------------------------------------------------------------------------------
                                                                                        10 YEARS
                                             INCEPTION                       -----------------------------
                                               DATE        1 YEAR   5 YEARS  CAPITAL     INCOME     TOTAL
----------------------------------------------------------------------------------------------------------
Small-Cap Index Fund*                        10/3/1960      2.43%   16.35%    11.34%     1.51%     12.85%
Small-Cap Index Fund Institutional Shares**   7/7/1997      2.51       --      7.92+     1.52+      9.44+
----------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.5% transaction fee on purchases.
 The figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

**Performance figures are adjusted for the 0.5% transaction fee on purchases.

+Since inception.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely, so an investment in the fund could lose money.


SMALL-CAP GROWTH INDEX FUND
TOTAL INVESTMENT RETURNS: MAY 21, 1998-JUNE 30, 1999
----------------------------------------------------------
               SMALL-CAP GROWTH INDEX FUND           S&P*
FISCAL       CAPITAL     INCOME        TOTAL        TOTAL
YEAR         RETURN      RETURN       RETURN       RETURN
----------------------------------------------------------
1998         -5.1%        0.3%        -4.8%         -5.0%
1999**        1.7         0.0          1.7           1.7
----------------------------------------------------------

*S&P SmallCap 600/BARRA Growth Index.

**Six months ended June 30, 1999.

See Financial Highlights table on page 26 for dividend information since the fund's inception.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1999
---------------------------------------------------------------------------------------------------------
                                                                                   SINCE INCEPTION
                                                    INCEPTION                ---------------------------
                                                       DATE      1 YEAR      CAPITAL    INCOME     TOTAL
---------------------------------------------------------------------------------------------------------
Small-Cap Growth Index Fund*                        5/21/1998    -0.99%      -3.58%      0.28%    -3.30%
---------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.5% transaction fee on purchases. The figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely, so an investment in the fund could lose money.

SMALL-CAP VALUE INDEX FUND
TOTAL INVESTMENT RETURNS: MAY 21, 1998-JUNE 30, 1999
-----------------------------------------------------------
                SMALL-CAP VALUE INDEX FUND            S&P*
FISCAL      CAPITAL      INCOME         TOTAL        TOTAL
YEAR        RETURN       RETURN        RETURN       RETURN
-----------------------------------------------------------
1998       -13.0%         0.5%         -12.5%       -13.3%
1999**       8.7          0.0            8.7          8.5
-----------------------------------------------------------

*S&P SmallCap 600/BARRA Value Index.

**Six months ended June 30, 1999.

See Financial Highlights table on page 27 for dividend and capital gains information since the fund's inception.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1999
------------------------------------------------------------------------------------------------------
                                                                               SINCE INCEPTION
                                            INCEPTION                   ------------------------------
                                               DATE        1 YEAR      CAPITAL     INCOME      TOTAL
------------------------------------------------------------------------------------------------------
Small-Cap Value Index Fund*                 5/21/1998      -3.34%      -5.39%       0.55%      -4.84%
------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.5% transaction fee on purchases. The figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

FUND PROFILE
EXTENDED MARKET INDEX FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 1999, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 13.

PORTFOLIO CHARACTERISTICS
---------------------------------------------------
                            EXTENDED      WILSHIRE
                              MARKET          4500
---------------------------------------------------
Number of Stocks               2,716         6,679
Median Market Cap              $2.0B         $2.0B
Price/Earnings Ratio           23.1x         23.1x
Price/Book Ratio                2.9x          2.9x
Yield                           1.0%          1.0%
Yield--Institutional Shares     1.2%          1.0%
Return on Equity               14.2%         14.2%
Earnings Growth Rate           18.7%         18.7%
Foreign Holdings                0.0%          0.0%
Turnover Rate                   22%*            --
Expense Ratio                 0.25%*            --
Expense Ratio--
  Institutional Shares        0.10%*            --
Cash Reserves                   0.1%            --

*Annualized.

INVESTMENT FOCUS
---------------------------------------------------
STYLE                   BLEND
MARKET CAP              MEDIUM


VOLATILITY MEASURES
----------------------------------------------------
                            EXTENDED
                              MARKET       S&P 500
----------------------------------------------------
R-Squared                       0.78          1.00
Beta                            1.07          1.00


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------
Berkshire Hathaway Class A                      3.2%
Yahoo!, Inc.                                    1.2
Qwest Communications International Inc.         0.7
QUALCOMM, Inc.                                  0.7
Level 3 Communications, Inc.                    0.6
Amazon.com, Inc.                                0.6
Cox Communications Class A                      0.6
eBay Inc.                                       0.6
At Home Corp. Series A                          0.6
Priceline.com Inc.                              0.5
----------------------------------------------------
Top Ten                                         9.3%


SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
---------------------------------------------------------------------------------------------------
                                                   JUNE 30, 1998              JUNE 30, 1999
                                                   ------------------------------------------------
                                                     EXTENDED           EXTENDED          WILSHIRE
                                                      MARKET             MARKET             4500
                                                   ------------------------------------------------
Auto & Transportation                                   3.2%               2.9%               2.9%
Consumer Discretionary                                 19.4               20.7               20.7
Consumer Staples                                        4.0                2.8                2.8
Financial Services                                     22.5               20.1               20.1
Health Care                                             8.2                7.1                7.1
Integrated Oils                                         0.4                0.6                0.6
Other Energy                                            4.0                2.8                2.8
Materials & Processing                                  7.2                5.5                5.5
Producer Durables                                       6.0                6.4                6.4
Technology                                             12.8               17.9               17.9
Utilities                                               7.8                8.3                8.3
Other                                                   4.5                4.9                4.9
---------------------------------------------------------------------------------------------------

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.

EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.

INVESTMENT FOCUS. This grid indicates the focus of a fund in terms of two attributes: market capitalization (large, medium, or small) and relative valuation (growth, value, or a blend).

MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

NUMBER OF STOCKS. An indicator of diversification. The more stocks a fund holds, the more diversified it is and the more likely to perform in line with the overall stock market.

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.

R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.

RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

SECTOR DIVERSIFICATION. The percentages of a fund's common stocks that come from each of the major industry groups that compose the stock market.

TEN LARGEST HOLDINGS. The percentage of net assets that a fund has invested in its ten largest holdings. (The average for stock mutual funds is about 30%.) As this percentage rises, a fund's returns are likely to be more volatile because they are more dependent on the fortunes of a few companies.

TURNOVER RATE. An indication of trading activity during the period. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).

YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

FUND PROFILE
MID-CAP INDEX FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 1999, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 13.


PORTFOLIO CHARACTERISTICS
---------------------------------------------------
                                               S&P
                             MID-CAP    MIDCAP 400
---------------------------------------------------
Number of Stocks                 405           400
Median Market Cap              $3.0B         $3.0B
Price/Earnings Ratio           22.9x         22.9x
Price/Book Ratio                3.1x          3.1x
Yield                           0.9%          1.1%
Yield--Institutional Shares     1.0%          1.1%
Return on Equity               16.8%         16.8%
Earnings Growth Rate           18.7%         18.7%
Foreign Holdings                0.0%          0.0%
Turnover Rate                   33%*            --
Expense Ratio                 0.25%*            --
Expense Ratio--
  Institutional Shares        0.12%*            --
Cash Reserves                   0.0%            --

*Annualized.


INVESTMENT FOCUS
---------------------------------------------------
STYLE                    BLEND
MARKET CAP               MEDIUM


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------------
QUALCOMM, Inc.                             2.3%
Linear Technology Corp.                    1.1
Biogen, Inc.                               1.0
E*TRADE Group, Inc.                        1.0
Maxim Integrated Products, Inc.            1.0
Lexmark International Group, Inc. Class A  0.9
Harley-Davidson, Inc.                      0.9
Xilinx, Inc.                               0.9
Analog Devices, Inc.                       0.9
Veritas Software Corp.                     0.9
---------------------------------------------------
Top Ten                                   10.9%


SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
---------------------------------------------------------------------------------------------------
                                                   JUNE 30, 1998             JUNE 30, 1999
                                                   ------------------------------------------------
                                                                                        S&P MIDCAP
                                                      MID-CAP           MID-CAP             400
                                                   ------------------------------------------------
Auto & Transportation                                   3.1%               3.9%             4.0%
Consumer Discretionary                                 20.2               17.3             17.6
Consumer Staples                                        5.5                4.4              4.4
Financial Services                                     15.9               15.5             15.5
Health Care                                             9.0                9.5              9.5
Integrated Oils                                         0.6                0.8              0.3
Other Energy                                            6.5                4.1              4.2
Materials & Processing                                  8.0                6.9              7.1
Producer Durables                                       5.9                5.9              5.6
Technology                                             11.0               16.9             20.0
Utilities                                              12.3               12.7             10.4
Other                                                   2.0                2.1              1.4
---------------------------------------------------------------------------------------------------

FUND PROFILE
SMALL-CAP INDEX FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 1999, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 13.

PORTFOLIO CHARACTERISTICS
---------------------------------------------------
                                           RUSSELL
                           SMALL-CAP          2000
---------------------------------------------------
Number of Stocks               1,902         2,000
Median Market Cap              $0.8B         $0.7B
Price/Earnings Ratio           18.8x         19.0x
Price/Book Ratio                2.4x          2.4x
Yield                           1.1%          1.3%
Yield--Institutional Shares     1.3%          1.3%
Return on Equity               14.4%         14.3%
Earnings Growth Rate           14.2%         14.1%
Foreign Holdings                0.0%          0.0%
Turnover Rate                   61%*            --
Expense Ratio                 0.24%*            --
Expense Ratio--
  Institutional Shares        0.12%*            --
Cash Reserves                   0.2%            --

*Annualized.




INVESTMENT FOCUS
---------------------------------------------------
STYLE
MARKET CAP


VOLATILITY MEASURES
---------------------------------------------------
                           SMALL-CAP       S&P 500
---------------------------------------------------
R-Squared                       0.68          1.00
Beta                            1.03          1.00


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------------
Radian Group, Inc.                         0.2%
LAM Research Corp.                         0.2
VerticalNet, Inc.                          0.2
Go2Net, Inc.                               0.2
Metris Cos., Inc.                          0.2
Informix Corp.                             0.2
Gilead Sciences, Inc.                      0.2
Ethan Allen Interiors, Inc.                0.2
IDEC Pharmaceuticals Corp.                 0.2
EG&G, Inc.                                 0.2
---------------------------------------------------
Top Ten                                    2.0%


SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
---------------------------------------------------------------------------------------------------
                                                   JUNE 30, 1998                JUNE 30, 1999
                                                   ------------------------------------------------
                                                                                            RUSSELL
                                                     SMALL-CAP           SMALL-CAP           2000
                                                   ------------------------------------------------
Auto & Transportation                                   4.6%                4.4%              4.0%
Consumer Discretionary                                 17.9                18.1              18.8
Consumer Staples                                        2.8                 2.8               2.7
Financial Services                                     24.4                21.6              22.1
Health Care                                             8.8                 9.0               9.0
Integrated Oils                                         0.6                 0.5               0.1
Other Energy                                            3.1                 2.6               2.9
Materials & Processing                                  9.7                10.0              10.3
Producer Durables                                       7.3                 8.0               7.9
Technology                                             12.2                15.1              14.8
Utilities                                               7.0                 6.1               6.1
Other                                                   1.6                 1.8               1.3
---------------------------------------------------------------------------------------------------

FUND PROFILE
SMALL-CAP GROWTH INDEX FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 1999, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.

PORTFOLIO CHARACTERISTICS
-----------------------------------------------------
                                               S&P
                           SMALL-CAP      SMALLCAP
                              GROWTH           600
-----------------------------------------------------
Number of Stocks                 219           600
Median Market Cap              $1.1B         $0.8B
Price/Earnings Ratio           26.2x         19.9x
Price/Book Ratio                4.9x          2.6x
Yield                           0.4%          0.8%
Return on Equity               18.6%         16.0%
Earnings Growth Rate           21.1%         17.4%
Foreign Holdings                0.0%          0.4%
Turnover Rate                   82%*            --
Expense Ratio                 0.25%*            --
Cash Reserves                   0.0%            --

*Annualized.


INVESTMENT FOCUS
-----------------------------------------------------
STYLE                    GROWTH
MARKET CAP               SMALL


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------
Novellus Systems, Inc.                     1.5%
FirstMerit Corp.                           1.4
Express Scripts                            1.3
Legg Mason Inc.                            1.2
Valassis Communications, Inc.              1.2
Gentex Corp.                               1.1
Acxiom Corp.                               1.1
Williams Sonoma, Inc.                      1.1
Linens 'n Things, Inc.                     0.9
U.S. Trust Corp.                           0.9
-----------------------------------------------------
Top Ten                                   11.7%


SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
----------------------------------------------------------------------------------------------------
                                                   JUNE 30, 1998               JUNE 30, 1999
                                                   -------------------------------------------------
                                                     SMALL-CAP         SMALL-CAP       S&P SMALLCAP
                                                      GROWTH             GROWTH            600
                                                   -------------------------------------------------
Auto & Transportation                                   5.3%               4.1%             5.5%
Consumer Discretionary                                 18.8               24.0             20.5
Consumer Staples                                        2.4                1.1              2.9
Financial Services                                     21.5               17.2             17.2
Health Care                                            15.9               12.7             10.6
Integrated Oils                                         0.5                0.4              0.0
Other Energy                                            1.0                2.3              3.3
Materials & Processing                                  8.9                6.7             10.6
Producer Durables                                       9.3               10.6              9.7
Technology                                             15.3               19.4             14.5
Utilities                                               0.5                1.2              4.8
Other                                                   0.6                0.3              0.4
----------------------------------------------------------------------------------------------------

FUND PROFILE
SMALL-CAP VALUE INDEX FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 1999, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 13.

PORTFOLIO CHARACTERISTICS
---------------------------------------------------
                                               S&P
                           SMALL-CAP      SMALLCAP
                               VALUE           600
---------------------------------------------------
Number of Stocks                 386           600
Median Market Cap              $0.6B         $0.8B
Price/Earnings Ratio           15.7x         19.9x
Price/Book Ratio                1.7x          2.6x
Yield                           0.8%          0.8%
Return on Equity               13.6%         16.0%
Earnings Growth Rate           14.0%         17.4%
Foreign Holdings                0.0%          0.4%
Turnover Rate                   76%*            --
Expense Ratio                 0.25%*            --
Cash Reserves                   0.0%            --

*Annualized.



INVESTMENT FOCUS
---------------------------------------------------
STYLE                    VALUE
MARKET CAP               SMALL


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------------
American Bankers Insurance Group           1.4%
Radian Group, Inc.                         1.0
Devon Energy Corp.                         1.0
Lattice Semiconductor Corp.                0.8
Zale Corp.                                 0.8
Commercial Federal Corp.                   0.8
Smithfield Foods, Inc.                     0.8
Fremont General Corp.                      0.8
UST Corp.                                  0.7
USFreightways Corp.                        0.7
---------------------------------------------------
Top Ten                                    8.8%


SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
----------------------------------------------------------------------------------------------------
                                                   JUNE 30, 1998               JUNE 30, 1999
                                                   -------------------------------------------------
                                                     SMALL-CAP         SMALL-CAP       S&P SMALLCAP
                                                       VALUE             VALUE              600
                                                   -------------------------------------------------
Auto & Transportation                                   7.1%               7.8%             5.5%
Consumer Discretionary                                 20.5               17.8             20.5
Consumer Staples                                        4.2                5.2              2.9
Financial Services                                     17.4               16.8             17.2
Health Care                                             8.1                8.0             10.6
Integrated Oils                                         0.4                0.3              0.0
Other Energy                                            5.4                3.6              3.3
Materials & Processing                                 12.9               14.1             10.6
Producer Durables                                       6.5                8.0              9.7
Technology                                              8.2                9.1             14.5
Utilities                                               8.2                8.5              4.8
Other                                                   1.1                0.8              0.4
----------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

The Statements of Net Assets--integral parts of the Financial Statements for the Vanguard Extended Market Index, Mid-Cap Index, Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds of the Vanguard U.S. Stock Index Funds--are included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a fund invested in futures contracts during the period, the results of these investments are shown separately.

--------------------------------------------------------------------------------------------------------
                                                              EXTENDED
                                                               MARKET          MID-CAP       SMALL-CAP
                                                             INDEX FUND      INDEX FUND      INDEX FUND
                                                             -------------------------------------------
                                                                    SIX MONTHS ENDED JUNE 30, 1999
                                                             -------------------------------------------
                                                                  (000)           (000)           (000)
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Dividends                                                  $ 21,671         $ 2,049        $ 20,229
    Interest                                                         58              99           1,546
    Security Lending                                              2,808               7           1,418
                                                             -------------------------------------------
       Total Income                                              24,537           2,155          23,193
                                                             -------------------------------------------
EXPENSES
    The Vanguard Group--Note B
       Investment Advisory Services                                  69              34              86
       Management and Administrative                              1,092             106           1,215
       Shareholder Account Maintenance--Investor Shares           2,262             180           1,557
       Shareholder Account Maintenance--Institutional Shares         12               4               3
       Marketing and Distribution--Investor Shares                  268              27             304
       Marketing and Distribution--Institutional Shares              49               3              18
    Custodian Fees                                                   94               8              36
    Auditing Fees                                                     5               1               5
    Shareholders' Reports--Investor Shares                           87              12             238
    Shareholders' Reports--Institutional Shares                       7               2              15
    Trustees' Fees and Expenses                                       2              --               2
                                                             -------------------------------------------
       Total Expenses                                             3,947             377           3,479
       Expenses Paid Indirectly--Note C                             (20)             --              (6)
                                                             -------------------------------------------
       Net Expenses                                               3,927             377           3,473
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            20,610           1,778          19,720
--------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                                  142,912           9,050         212,563
    Futures Contracts                                             4,011             138           6,393
--------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                        146,923           9,188         218,956
--------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                       228,825          23,279          79,083
    Futures Contracts                                              (630)           (188)         (6,731)
--------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                228,195          23,091          72,352
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $395,728         $34,057        $311,028
========================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                                                SMALL-CAP           SMALL-CAP
                                                                                   GROWTH               VALUE
                                                                               INDEX FUND          INDEX FUND
                                                                              --------------------------------
                                                                               SIX MONTHS ENDED JUNE 30, 1999
                                                                              --------------------------------
                                                                                  (000)               (000)
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Dividends                                                                    $  258             $   750
    Interest                                                                          8                  12
    Security Lending                                                                 47                  30
                                                                              --------------------------------
       Total Income                                                                 313                 792
                                                                              --------------------------------
EXPENSES
    The Vanguard Group--Note B
       Investment Advisory Services                                                  34                  34
       Management and Administrative                                                  1                   8
       Shareholder Account Maintenance--Investor Shares                              61                  86
       Shareholder Account Maintenance--Institutional Shares                         --                  --
       Marketing and Distribution--Investor Shares                                   10                  13
       Marketing and Distribution--Institutional Shares                              --                  --
    Custodian Fees                                                                    6                  10
    Auditing Fees                                                                     1                   1
    Shareholders' Reports--Investor Shares                                            6                   8
    Shareholders' Reports--Institutional Shares                                      --                  --
    Trustees' Fees and Expenses                                                      --                  --
                                                                              --------------------------------
       Total Expenses                                                               119                 160
       Expenses Paid Indirectly  Note C                                              --                  --
                                                                              --------------------------------
       Net Expenses                                                                 119                 160
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               194                 632
--------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                                                     (568)             10,177
    Futures Contracts                                                                --                  --
--------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                           (568)             10,177
--------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                         2,881               3,416
    Futures Contracts                                                                --                  --
--------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                  2,881               3,416
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $2,507             $14,225
==============================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement. Distributions, Capital Share Transactions, and Shares Issued and Redeemed are shown separately for each class of shares.


----------------------------------------------------------------------------------------------------------------------------------
                                                                           EXTENDED MARKET                       MID-CAP
                                                                             INDEX FUND                        INDEX FUND
                                                                ------------------------------    --------------------------------
                                                                   SIX MONTHS             YEAR       SIX MONTHS
                                                                        ENDED            ENDED            ENDED      APR. 20* TO
                                                                JUN. 30, 1999    DEC. 31, 1998    JUN. 30, 1999    DEC. 31, 1998
                                                                        (000)            (000)            (000)            (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net Investment Income                                          $   20,610       $   39,807        $   1,778         $  1,143
    Realized Net Gain (Loss)                                          146,923          367,082            9,188           15,845
    Change in Unrealized Appreciation (Depreciation)                  228,195         (154,493)          23,091            9,050
                                                                ------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
           Resulting from Operations                                  395,728          252,396           34,057           26,038
                                                                ------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income
       Investor Shares                                                   (956)         (33,806)              --             (962)
       Institutional Shares                                              (145)          (5,556)              --             (210)
    Realized Capital Gain
       Investor Shares                                               (156,006)        (195,606)         (12,978)            (907)
       Institutional Shares                                           (23,734)         (30,314)          (2,311)            (178)
                                                                ------------------------------------------------------------------
           Total Distributions                                       (180,841)        (265,282)         (15,289)          (2,257)
                                                                ------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
    Issued                                                            415,681          661,516          200,501          202,429
    Issued in Lieu of Cash Distributions                              145,708          210,315           12,201            1,588
    Redeemed                                                         (353,253)        (641,617)         (41,687)         (18,534)
                                                                ------------------------------------------------------------------
       Net Increase--Investor Shares                                  208,136          230,214          171,015          185,483
                                                                ------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
    Issued                                                            104,125          242,869           40,024           34,802
    Issued in Lieu of Cash Distributions                               19,598           30,471            1,803              279
    Redeemed                                                          (57,397)        (232,988)              --               --
                                                                ------------------------------------------------------------------
       Net Increase (Decrease)--Institutional Shares                   66,326           40,352           41,827           35,081
----------------------------------------------------------------------------------------------------------------------------------
    Total Increase                                                    489,349          257,680          231,610          244,345
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                             3,395,159        3,137,479          244,345               --
                                                                ------------------------------------------------------------------
    End of Period                                                  $3,884,508       $3,395,159        $ 475,955         $244,345
==================================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
    Issued                                                             13,588           21,213           19,439           20,969
    Issued in Lieu of Cash Distributions                                5,118            7,196            1,282              155
    Redeemed                                                          (11,594)         (21,009)          (4,111)          (2,058)
                                                                ------------------------------------------------------------------
       Net Increase in Shares Outstanding                               7,112            7,400           16,610           19,066
==================================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
    Issued                                                              3,353            7,627            3,927            3,559
    Issued in Lieu of Cash Distributions                                  688            1,037              189               27
    Redeemed                                                           (1,873)          (7,244)              --               --
                                                                ------------------------------------------------------------------
       Net Increase (Decrease) in Shares Outstanding                    2,168            1,420            4,116            3,586
==================================================================================================================================

*Commencement of subscription period

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        SMALL-CAP                            SMALL-CAP GROWTH
                                                                        INDEX FUND                              INDEX FUND
                                                            --------------------------------      --------------------------------
                                                               SIX MONTHS               YEAR         SIX MONTHS
                                                                    ENDED              ENDED              ENDED        APR. 20* TO
                                                            JUN. 30, 1999      DEC. 31, 1998      JUN. 30, 1999      DEC. 31, 1998
                                                                    (000)              (000)              (000)              (000)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net Investment Income                                      $   19,720         $   40,202           $    194            $   253
    Realized Net Gain (Loss)                                      218,956            199,544               (568)            (5,567)
    Change in Unrealized Appreciation (Depreciation)               72,352           (318,857)             2,881              5,558
                                                              ---------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
           Resulting from Operations                              311,028            (79,111)             2,507                244
                                                              ---------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income
       Investor Shares                                             (1,290)           (37,309)                --               (281)
       Institutional Shares                                          (104)            (3,153)                --                 --
    Realized Capital Gain
       Investor Shares                                            (20,675)          (188,747)                --                 --
       Institutional Shares                                        (1,661)           (14,670)                --                 --
                                                              ---------------------------------------------------------------------
           Total Distributions                                    (23,730)          (243,879)                --               (281)
                                                              ---------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
    Issued                                                        520,611            970,360             42,122            101,722
    Issued in Lieu of Cash Distributions                           20,447            207,350                 --                232
    Redeemed                                                     (497,566)          (765,726)           (18,360)           (11,799)
                                                              ---------------------------------------------------------------------
       Net Increase--Investor Shares                               43,492            411,984             23,762             90,155
                                                              ---------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
    Issued                                                         71,655            149,717                 --                 --
    Issued in Lieu of Cash Distributions                            1,549             12,572                 --                 --
    Redeemed                                                      (91,141)            (8,221)                --                 --
                                                              ---------------------------------------------------------------------
       Net Increase (Decrease)--Institutional Shares              (17,937)           154,068                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
    Total Increase                                                312,853            243,062             26,269             90,118
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                         3,032,356          2,789,294             90,118                 --
                                                              ---------------------------------------------------------------------
    End of Period                                              $3,345,209         $3,032,356           $116,387            $90,118
===================================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
    Issued                                                         24,551             42,704              4,607             10,819
    Issued in Lieu of Cash Distributions                            1,040             10,127                 --                 25
    Redeemed                                                      (23,877)           (33,911)            (2,052)            (1,393)
                                                              ---------------------------------------------------------------------
       Net Increase in Shares Outstanding                           1,714             18,920              2,555              9,451
===================================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
    Issued                                                          3,429              6,477                 --                 --
    Issued in Lieu of Cash Distributions                               79                613                 --                 --
    Redeemed                                                       (4,317)              (385)                --                 --
                                                              ---------------------------------------------------------------------
       Net Increase (Decrease) in Shares Outstanding                 (809)             6,705                 --                 --
===================================================================================================================================

*Commencement of subscription period

STATEMENT OF CHANGES IN NET ASSETS (continued)
---------------------------------------------------------------------------------------------------------
                                                                                 SMALL-CAP VALUE
                                                                                    INDEX FUND
                                                                         --------------------------------
                                                                            SIX MONTHS
                                                                                 ENDED      APR. 20* TO
                                                                         JUN. 30, 1999    DEC. 31, 1998
                                                                                 (000)            (000)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net Investment Income                                                     $    632         $    639
    Realized Net Gain (Loss)                                                    10,177              482
    Change in Unrealized Appreciation (Depreciation)                             3,416          (11,368)
                                                                         --------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations          14,225          (10,247)
                                                                         --------------------------------
DISTRIBUTIONS
    Net Investment Income
       Investor Shares                                                              --             (705)
       Institutional Shares                                                         --               --
    Realized Capital Gain
       Investor Shares                                                            (586)              --
       Institutional Shares                                                         --               --
                                                                         --------------------------------
           Total Distributions                                                    (586)            (705)
                                                                         --------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
    Issued                                                                      71,427          143,483
    Issued in Lieu of Cash Distributions                                           532              627
    Redeemed                                                                   (20,334)         (20,593)
                                                                         --------------------------------
       Net Increase--Investor Shares                                            51,625          123,517
                                                                         --------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
    Issued                                                                          --               --
    Issued in Lieu of Cash Distributions                                            --               --
    Redeemed                                                                        --               --
                                                                         --------------------------------
       Net Increase (Decrease)--Institutional Shares                                --               --
---------------------------------------------------------------------------------------------------------
    Total Increase                                                              65,264          112,565
---------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                        112,565               --
                                                                         --------------------------------
    End of Period                                                             $177,829         $112,565
=========================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
    Issued                                                                       8,302           15,327
    Issued in Lieu of Cash Distributions                                            68               74
    Redeemed                                                                    (2,436)          (2,516)
                                                                         --------------------------------
       Net Increase in Shares Outstanding                                        5,934           12,885
=========================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
    Issued                                                                          --               --
    Issued in Lieu of Cash Distributions                                            --               --
    Redeemed                                                                        --               --
                                                                         --------------------------------
       Net Increase (Decrease) in Shares Outstanding                                --               --
=========================================================================================================


*Commencement of subscription period.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                     EXTENDED MARKET INDEX FUND
                                                                                      YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                          SIX MONTHS ENDED      ------------------------------------------------------
THROUGHOUT EACH PERIOD                              JUNE 30, 1999        1998        1997       1996      1995        1994
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 30.63     $ 30.76     $ 26.20     $24.07    $18.52     $ 19.43
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                    .160        .388        .351        .34       .30         .28
    Net Realized and Unrealized Gain (Loss)
       on Investments                                       3.195       2.025       6.479       3.85      5.95        (.62)
                                                          -------------------------------------------------------------------
       Total from Investment Operations                     3.355       2.413       6.830       4.19      6.25        (.34)
                                                          -------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                    (.010)      (.373)      (.360)      (.34)     (.30)       (.28)
    Distributions from Realized Capital Gains              (1.635)     (2.170)     (1.910)     (1.72)     (.40)       (.29)
                                                          -------------------------------------------------------------------
       Total Distributions                                 (1.645)     (2.543)     (2.270)     (2.06)     (.70)       (.57)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 32.34     $ 30.63     $ 30.76     $26.20    $24.07     $ 18.52
=============================================================================================================================

TOTAL RETURN*                                              11.68%       8.32%      26.73%     17.65%    33.80%      -1.76%
=============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                  $ 3,332     $ 2,939     $ 2,723     $2,099    $1,523     $   967
    Ratio of Total Expenses to
       Average Net Assets                                 0.25%**       0.23%       0.23%      0.25%     0.25%       0.20%
    Ratio of Net Investment Income to
       Average Net Assets                                 1.17%**       1.21%       1.30%      1.42%     1.51%       1.51%
    Portfolio Turnover Rate                                 22%**         27%         15%        22%       15%         19%
=============================================================================================================================

*Total return figures do not reflect transaction fees on purchases (0.25% after October 31, 1997; 0.5% in 1995 through October 31, 1997; 1.0% in 1994) or the annual account maintenance fee of $10.

**Annualized.

FINANCIAL HIGHLIGHTS (continued)
-----------------------------------------------------------------------------------------------------------------
                                                                 EXTENDED MARKET INDEX FUND INSTITUTIONAL SHARES
                                                                SIX MONTHS ENDED      YEAR ENDED     JUL. 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     JUN. 30, 1999   DEC. 31, 1998  DEC. 31, 1997
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $30.63          $30.76         $29.28
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                   .180            .427           .200
    Net Realized and Unrealized Gain (Loss) on Investments                 3.195           2.025          3.191
                                                                -------------------------------------------------
       Total from Investment Operations                                    3.375           2.452          3.391
                                                                -------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                   (.010)          (.412)         (.371)
    Distributions from Realized Capital Gains                             (1.635)         (2.170)        (1.540)
                                                                -------------------------------------------------
       Total Distributions                                                (1.645)         (2.582)        (1.911)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $32.36          $30.63         $30.76
=================================================================================================================

TOTAL RETURN**                                                            11.75%           8.45%         11.82%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                    $552            $456           $415
    Ratio of Total Expenses to Average Net Assets                         0.10%+           0.10%         0.10%+
    Ratio of Net Investment Income to Average Net Assets                  1.32%+           1.34%         1.43%+
    Portfolio Turnover Rate                                                 22%+             27%            15%
=================================================================================================================

*INCEPTION.

**Total return figures do not reflect transaction fees on purchases (0.25% after October 31, 1997; 0.5% from inception through October 31, 1997).

+Annualized.


--------------------------------------------------------------------------------------------------------------
                                                                                         MID-CAP INDEX FUND
                                                                            SIX MONTHS ENDED  APR. 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                 JUN. 30, 1999  DEC. 31, 1998
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $10.79         $10.00
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                               .039           .053
    Net Realized and Unrealized Gain (Loss) on Investments                              .651           .840
                                                                            ----------------------------------
       Total from Investment Operations                                                 .690           .893
                                                                            ----------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                                  --          (.053)
    Distributions from Realized Capital Gains                                          (.510)         (.050)
                                                                            ----------------------------------
       Total Distributions                                                             (.510)         (.103)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                        $10.97         $10.79
==============================================================================================================

TOTAL RETURN**                                                                         7.12%          8.55%
==============================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                                $391           $206
    Ratio of Total Expenses to Average Net Assets                                     0.25%+         0.25%+
    Ratio of Net Investment Income to Average Net Assets                              1.05%+         1.19%+
    Portfolio Turnover Rate                                                             33%+            44%
==============================================================================================================

*Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

**Total return figures do not reflect the 0.25% transaction fee on purchases (from inception through February 28, 1999) or the annual account maintenance fee of $10.

+Annualized.

-------------------------------------------------------------------------------------------------------------------
                                                                          MID-CAP INDEX FUND INSTITUTIONAL SHARES
                                                                            SIX MONTHS ENDED           MAY 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                 JUN. 30, 1999        DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $10.79               $10.03
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                               .049                 .055
    Net Realized and Unrealized Gain (Loss) on Investments                              .651                 .814
                                                                            ---------------------------------------
       Total from Investment Operations                                                 .700                 .869
                                                                            ---------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                                  --                (.059)
    Distributions from Realized Capital Gains                                          (.510)               (.050)
                                                                            ---------------------------------------
       Total Distributions                                                             (.510)               (.109)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                        $10.98               $10.79
===================================================================================================================

TOTAL RETURN**                                                                         7.21%                8.61%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                                 $85                  $39
    Ratio of Total Expenses to Average Net Assets                                     0.12%+               0.12%+
    Ratio of Net Investment Income to Average Net Assets                              1.18%+               1.30%+
    Portfolio Turnover Rate                                                             33%+                  44%
===================================================================================================================

*Initial share purchase date. Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

**Total return figures do not reflect the 0.25% transaction fee on purchases (from inception through February 28, 1999).

+Annualized.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       SMALL-CAP INDEX FUND
                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING        SIX MONTHS ENDED      ----------------------------------------------    FEB. 1* TO  OCT. 1, 1993, TO
THROUGHOUT EACH PERIOD            JUN. 30, 1999         1998         1997         1996        1995  DEC. 31, 1994     JAN. 31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $  21.20     $  23.75     $  20.23     $  18.61    $  14.99       $  16.24        $  16.23
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                  .130         .311         .277          .26         .24            .20             .05
    Net Realized and Unrealized
       Gain (Loss) on Investments         2.080       (1.007)       4.632         3.07        4.06           (.86)            .96
                                       --------------------------------------------------------------------------------------------
       Total from Investment
           Operations                     2.210        (.696)       4.909         3.33        4.30           (.66)           1.01
                                       --------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net
       Investment Income                  (.010)       (.304)       (.274)        (.27)       (.23)          (.22)           (.18)
    Distributions from Realized
       Capital Gains                      (.160)      (1.550)      (1.115)       (1.44)       (.45)          (.37)           (.82)
                                       --------------------------------------------------------------------------------------------
       Total Distributions                (.170)      (1.854)      (1.389)       (1.71)       (.68)          (.59)          (1.00)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $  23.24     $  21.20     $  23.75     $  20.23    $  18.61       $  14.99        $  16.24
===================================================================================================================================

TOTAL RETURN**                           10.57%       -2.61%       24.59%       18.12%      28.74%         -4.00%           6.65%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period
       (Millions)                      $  3,074     $  2,768     $  2,652     $  1,713    $    971       $    605        $    533
    Ratio of Total Expenses
       to Average Net Assets             0.24%+        0.24%        0.23%        0.25%       0.25%         0.17%+          0.18%+
    Ratio of Net Investment Income
       to Average Net Assets             1.32%+        1.39%        1.38%        1.51%       1.58%         1.50%+          1.16%+
    Portfolio Turnover Rate                61%+          35%          29%          28%         28%           25%              5%
===================================================================================================================================

*Date of reorganization of Vanguard Small Capitalization Stock Fund into
 Vanguard Small-Cap Index Fund.

**Total return figures do not reflect transaction fees on purchases (0.5% after 1996, 1.0% in 1993 through 1996) or the annual account maintenance fee of $10.

+Annualized.

FINANCIAL HIGHLIGHTS (continued)
-------------------------------------------------------------------------------------------------------------------
                                                                   SMALL-CAP INDEX FUND INSTITUTIONAL SHARES
                                                             SIX MONTHS ENDED        YEAR ENDED        JUL. 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  JUN. 30, 1999     DEC. 31, 1998     DEC. 31, 1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $      21.20       $     23.75        $    22.56
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                .140              .336              .158
    Net Realized and Unrealized Gain (Loss) on Investments              2.080            (1.007)            2.370
                                                             ------------------------------------------------------
       Total from Investment Operations                                 2.220             (.671)            2.528
                                                             ------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                (.010)            (.329)            (.288)
    Distributions from Realized Capital Gains                           (.160)           (1.550)           (1.050)
                                                             ------------------------------------------------------
       Total Distributions                                              (.170)           (1.879)           (1.338)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $      23.25       $     21.20        $    23.75
===================================================================================================================

TOTAL RETURN**                                                         10.62%            -2.50%            11.42%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                         $       271        $       264        $      137
    Ratio of Total Expenses to Average Net Assets                     0.12%+              0.12%            0.12%+
    Ratio of Net Investment Income to Average Net Assets              1.43%+              1.53%            1.52%+
    Portfolio Turnover Rate                                             61%+                35%               29%
===================================================================================================================

*Inception.

**Total return figures do not reflect the 0.5% transaction fee on purchases.

+Annualized.


--------------------------------------------------------------------------------------------------
                                                                  SMALL-CAP GROWTH INDEX FUND
                                                               SIX MONTHS ENDED      APR. 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                    JUN. 30, 1999    DEC. 31, 1998
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     9.53        $   10.00
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                   .01              .03
    Net Realized and Unrealized Gain (Loss) on Investments                  .15             (.47)
                                                               -----------------------------------
       Total from Investment Operations                                     .16             (.44)
                                                               -----------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                     --             (.03)
    Distributions from Realized Capital Gains                                --               --
                                                               -----------------------------------
       Total Distributions                                                   --             (.03)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $     9.69        $    9.53
==================================================================================================

TOTAL RETURN**                                                            1.68%           -4.77%
==================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                             $      116        $      90
    Ratio of Total Expenses to Average Net Assets                        0.25%+           0.25%+
    Ratio of Net Investment Income to Average Net Assets                 0.41%+           0.63%+
    Portfolio Turnover Rate                                                82%+              77%
==================================================================================================


*Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

**Total return figures do not reflect transaction fees on purchases (0.5% after February 28, 1999; 1.0% from inception through February 28, 1999) or the annual account maintenance fee of $10.

+Annualized.

-------------------------------------------------------------------------------------------------------------
                                                                                SMALL-CAP VALUE INDEX FUND
                                                                     SIX MONTHS ENDED          APR. 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                          JUN. 30, 1999        DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $8.74               $10.00
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                         .04                 .045
    Net Realized and Unrealized Gain (Loss) on Investments                        .71               (1.250)
                                                                     ----------------------------------------
       Total from Investment Operations                                           .75               (1.205)
                                                                     ----------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                           --                (.055)
    Distributions from Realized Capital Gains                                    (.04)                  --
                                                                     ----------------------------------------
       Total Distributions                                                       (.04)               (.055)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                  $9.45              $  8.74
=============================================================================================================

TOTAL RETURN**                                                                  8.67%              -12.47%
=============================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                         $178                 $113
    Ratio of Total Expenses to Average Net Assets                              0.25%+               0.25%+
    Ratio of Net Investment Income to Average Net Assets                       0.98%+               1.13%+
    Portfolio Turnover Rate                                                      76%+                  53%
=============================================================================================================

*Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

**Total return figures do not reflect transaction fees on purchases (0.5% after February 28, 1999; 1.0% from inception through February 28, 1999) or the annual account maintenance fee of $10.

+Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Extended Market Index, Mid-Cap Index, Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies, or mutual funds.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The funds consistently follow such policies in preparing their financial statements.

      1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Trustees to represent fair value.

      2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

      3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      4. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

      Futures contracts based upon the following indexes are used: S&P 500 Index (Extended Market Index and Small-Cap Index Funds), S&P MidCap 400 Index (Extended Market Index, Mid-Cap Index, and Small-Cap Index Funds), and Russell 2000 Index (Extended Market Index and Small-Cap Index Funds).

      Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

      5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

      6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Transaction fees assessed on purchases of capital shares are credited to paid in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the Board of Trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 1999, the funds had contributed capital to Vanguard (included in Other Assets) of:

-----------------------------------------------------------------------------------
                           CAPITAL CONTRIBUTIONS   PERCENTAGE        PERCENTAGE OF
                                TO VANGUARD          OF FUND          VANGUARD'S
INDEX FUND                         (000)           NET ASSETS       CAPITALIZATION
-----------------------------------------------------------------------------------
Extended Market                    $574              0.01%                0.8%
Mid-Cap                              63              0.01                 0.1
Small-Cap                           490              0.01                 0.7
Small-Cap Growth                     14              0.01                  --
Small-Cap Value                      21              0.01                  --
-----------------------------------------------------------------------------------

The funds' Trustees and officers are also Directors and officers of Vanguard.

C. The funds' custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended June 30, 1999, custodian fee offset arrangements reduced expenses of the Extended Market Index and Small-Cap Index Funds by $20,000 and $6,000, respectively.

D. The Extended Market Index, Mid-Cap Index, Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds each offer two classes of shares, Investor Shares and Institutional Shares. The Small-Cap Growth Index and Small-Cap Value Index Funds have not issued any Institutional Shares as of June 30, 1999. Institutional Shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor Shares are offered to all other investors. Both classes of shares have equal rights to assets and earnings, except that each class bears certain class-specific expenses related to its shareholder activity. Class-specific expenses for the six months ended June 30, 1999, represented the following percentages of average net assets:

-----------------------------------------------------------------------
INDEX FUND                   INVESTOR SHARES      INSTITUTIONAL SHARES
-----------------------------------------------------------------------
Extended Market                    0.18%*                  0.03%*
Mid-Cap                            0.16*                   0.03*
Small-Cap                          0.15*                   0.03*
-----------------------------------------------------------------------

*Annualized.

Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

E. During the six months ended June 30, 1999, purchases and sales of investment securities other than temporary cash investments were:

---------------------------------------------------------------------------------
                                                               (000)
                                                 --------------------------------
INDEX FUND                                          PURCHASES            SALES
---------------------------------------------------------------------------------
Extended Market                                  $   493,321           $383,785
Mid-Cap                                              262,308             56,002
Small-Cap                                          1,008,145            902,449
Small-Cap Growth                                      65,795             39,888
Small-Cap Value                                       98,691             50,948
---------------------------------------------------------------------------------

      At December 31, 1998, the Small-Cap Growth Index Fund had available realized losses of $5,555,000 to offset future net capital gains of $1,034,000 through December 31, 2006, and $4,521,000 through December 31, 2007.

F. At June 30, 1999, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

-----------------------------------------------------------------------------------
                                                     (000)
                               ----------------------------------------------------
                                                                    NET UNREALIZED
                                APPRECIATED        DEPRECIATED       APPRECIATION
INDEX FUND                      SECURITIES         SECURITIES       (DEPRECIATION)
-----------------------------------------------------------------------------------
Extended Market                $1,367,809         $(381,117)           $986,692
Mid-Cap                            56,618           (24,527)             32,091
Small-Cap                         621,082          (300,236)            320,846
Small-Cap Growth                   14,313            (5,874)              8,439
Small-Cap Value                    10,710           (18,662)             (7,952)
-----------------------------------------------------------------------------------

      At June 30, 1999, the aggregate settlement value of open futures contracts expiring in September 1999 and the related unrealized appreciation were:

-------------------------------------------------------------------------------------
                                                         (000)
                                                  -----------------------------------
                                                       AGGREGATE
                                    NUMBER OF         SETTLEMENT         UNREALIZED
INDEX FUND/FUTURES CONTRACTS     LONG CONTRACTS          VALUE          APPRECIATION
-------------------------------------------------------------------------------------
Extended Market/
 S&P MidCap 400 Index                 206              $43,193             $1,003
 Russell 2000 Index                   156               36,036              1,361
Mid-Cap/
 S&P MidCap 400 Index                  10                2,097                 50
Small-Cap/
 Russell 2000 Index                    70               16,170                485
-------------------------------------------------------------------------------------

G. The market value of securities on loan to broker/dealers at June 30, 1999, and collateral received with respect to such loans were:

--------------------------------------------------------------------------
                                                       (000)
                                         ---------------------------------
                                          MARKET VALUE           CASH
                                            OF LOANED         COLLATERAL
INDEX FUND                                 SECURITIES          RECEIVED
--------------------------------------------------------------------------
Extended Market                            $241,652            $254,007
Small-Cap                                    97,711             101,074
Small-Cap Growth                              1,954               2,905
Small-Cap Value                                 327                 822
--------------------------------------------------------------------------

Cash collateral received is invested in repurchase agreements.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
   "S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard Index Funds and The Vanguard Group, Inc. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds. Frank Russell Company is the owner of trademarks and copyrights relating to the
     Russell Indexes. "Wilshire 4500" and "Wilshire 5000" are trademarks of
                              Wilshire Associates.

NOTICE TO SHAREHOLDERS ABOUT Y2K

As is well known by now, the approaching calendar change to 2000 has posed a challenge to many computer systems worldwide. Computers that are not modified could interpret "00" as 1900 rather than 2000 and produce errors in date-dependent calculations, including bond interest payments, stock trade settlements, retirement benefits, and other financial transactions.

OUR APPROACH

Vanguard has taken this challenge seriously. We have had a Year 2000 Project under way since 1996 to fulfill our responsibility to safeguard our business relationships and the security of our investors' accounts.

      Our internal systems are Year 2000-compliant. They have been renovated and thoroughly tested and are ready for the date change. As for the external systems that connect with ours, we have been working for many months with clients, business partners, and providers of products and services to assess their compliance. We have analyzed the external services we require and have developed contingency plans--including provision for alternative providers where appropriate.

      On New Year's Day, our telephone centers will be staffed and ready for shareholder calls. However, we expect the volume of inquiries over the New Year's weekend to be high, and we encourage shareholders to check their accounts via our website or automated telephone systems, which offer much greater service capacity and efficiency. This will also help our live representatives to provide a higher level of service to those with specific transaction or other service-related needs.

WHAT YOU CAN DO

We assure you we will protect our shareholders' records, so account records will not be lost. Nevertheless, keeping copies of current records is always advisable. You should keep at least your third-quarter statement and any confirmations you receive from us between October 1, 1999, and year-end.

      If you are a registered user of Access Vanguard(TM) (www.vanguard.com), you can retrieve this information through the secure "Your Accounts" section and print copies for your files. If you are not registered for Access Vanguard and wish to have this flexibility, you should register as soon as possible so that you can receive your password and become familiar with this service before the New Year's weekend. Likewise, you may need personal identification numbers to use our automated telephone services: Vanguard Tele-Account(R) for individual investors (1-800-662-6273) and The VOICE(TM) Network for participants in employer-sponsored retirement plans (1-800-523-1188).

      Our Year 2000 Project's primary goal from the start has been to prepare our systems for business as usual on behalf of our shareholders into 2000 and beyond. We remain confident we will meet that goal, and we look forward to serving you in the years to come.

                              TRUSTEES AND OFFICERS

JOHN C. BOGLE
Founder, Senior Chairman of the Board, and Director/Trustee of The Vanguard Group, Inc., and each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and each of the investment companies in The Vanguard Group.

JoANN HEFFERNAN HEISEN
Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & JohnsonoMerck Consumer Pharmaceuticals Co., Women First HealthCare, Inc., Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MacLAURY
President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co., The Jeffrey Co., and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR.
Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL
President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries, and Newfield Exploration Co.

JAMES O. WELCH, JR.
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON
Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co. and The Mead Corp.; Trustee of Vanderbilt University.

                              OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY
Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

                            OTHER VANGUARD OFFICERS

R. GREGORY BARTON
Managing Director, Legal Department.

ROBERT A. DiSTEFANO
Managing Director, Information Technology.

JAMES H. GATELY
Managing Director, Individual Investor Group.

KATHLEEN C. GUBANICH
Managing Director, Human Resources.

IAN A. MacKINNON
Managing Director, Fixed Income Group.

F. WILLIAM McNABB, III
Managing Director, Institutional Investor Group.

MICHAEL S. MILLER
Managing Director, Planning and Development.

RALPH K. PACKARD
Managing Director and Chief Financial Officer.

GEORGE U. SAUTER
Managing Director, Core Management Group.

                                    VANGUARD
                                   MILESTONES

                                    [GRAPHIC]

                              The Vanguard Group is
                             named for HMS Vanguard,
                        Admiral Horatio Nelson's flagship
                          at the Battle of the Nile on
                          August 1, 1798. Our founder,
                          John C. Bogle, chose the name
                        after reading Nelson's inspiring
                      tribute to his fleet: "Nothing could
                          withstand the squadron . . .
                       with the judgment of the captains,
                      together with their valour, and that
                        of the officers and men of every
                  description, it was absolutely irresistible."

                                    [GRAPHIC]

                          Walter L. Morgan, founder of
                          Wellington Fund, the nation's
                           oldest balanced mutual fund
                        and forerunner of today's family
                           of some 100 Vanguard funds,
                        celebrated his 100th birthday on
                           July 23, 1998. Mr. Morgan,
                         a true investment pioneer, died
                         six weeks later on September 2.

                                    [GRAPHIC]

                                Wellington Fund,
                        The Vanguard Group's oldest fund,
                         was incorporated by Mr. Morgan
                       70 years ago, on December 28, 1928.
                            The fund was named after
                             the Duke of Wellington,
                              whose forces defeated
                            Napoleon Bonaparte at the
                           Battle of Waterloo in 1815.

[THE VANGUARD GROUP LOGO]

Post Office Box 2600
Valley Forge, Pennsylvania 19482-2600

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

Q982-08/20/1999

(C) 1999 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

VANGUARD U.S. STOCK INDEX FUNDS
MID- AND SMALL-CAPITALIZATION PORTFOLIOS

FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

[PHOTO]

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, which begin on page 18 of the accompanying report.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

CONTENTS

Extended Market Index Fund                              1
Mid-Cap Index Fund                                     26
Small-Cap Index Fund                                   30
Small-Cap Growth Index Fund                            48
Small-Cap Value Index Fund                             51

-----------------------------------------------------------------------
                                                                MARKET
EXTENDED MARKET                                                 VALUE*
INDEX FUND                                         SHARES        (000)
-----------------------------------------------------------------------
COMMON STOCKS (97.8%)(1)
-----------------------------------------------------------------------
-  Berkshire Hathaway Class A                       1,795    $ 123,676
-  Yahoo!, Inc.                                   274,121       47,217
-  Qwest Communications
    International Inc.                            847,980       28,036
-  QUALCOMM, Inc.                                 182,400       26,174
   Level 3 Communications, Inc.                   410,200       24,638
-  Amazon.com, Inc.                               194,100       24,287
-  Cox Communications Class A                     632,108       23,269
-  eBay Inc.                                      151,800       22,979
-  At Home Corp. Series A                         398,355       21,486
-  Priceline.com Inc.                             171,300       19,796
   The Equitable Cos.                             271,109       18,164
   Intimate Brands, Inc.                          313,950       14,873
-  CMGI Inc                                       112,208       12,799
-  Immunex Corp.                                   98,600       12,565
   Linear Technology Corp.                        185,108       12,449
-  Biogen, Inc.                                   181,076       11,645
-  E*TRADE Group, Inc.                            282,100       11,266
-  Maxim Integrated Products, Inc.                163,360       10,863
-  Lexmark International Group,
    Inc. Class A                                  157,000       10,372
   Harley-Davidson, Inc.                          185,908       10,109
-  Autonation Inc.                                560,358        9,981
-  Xilinx, Inc.                                   173,700        9,944
-  Analog Devices, Inc.                           195,458        9,810
-  Chancellor Media Corp.                         173,270        9,552
-  Veritas Software Corp.                         100,387        9,530
-  Cablevision Systems Corp.
    Class B                                       131,100        9,177
   Donaldson, Lufkin & Jenrette, Inc.             150,300        9,056
-  CNA Financial Corp.                            222,815        8,982
   Cintas Corp.                                   133,000        8,936
   Royal Caribbean Cruises, Ltd.                  203,000        8,881
-  Altera Corp.                                   240,260        8,845
-  General Motors Corp. Class H                   149,234        8,394
   Marshall & Ilsley Corp.                        128,409        8,266
-  Starbucks Corp.                                217,300        8,162
-  Outdoor Systems, Inc.                          223,418        8,155
-  Uniphase Corp.                                  48,800        8,101
   Equity Office Properties
    Trust REIT                                    311,600        7,985
-  Global TeleSystems Group, Inc.                  97,800        7,922
-  Inktomi Corp.                                   58,500        7,693

-----------------------------------------------------------------------
                                                                MARKET
EXTENDED MARKET                                                 VALUE*
INDEX FUND                                         SHARES        (000)
-----------------------------------------------------------------------
-  Knight/Trimark Group, Inc.                     127,200    $   7,672
   UnionBanCal Corp.                              210,482        7,604
-  NTL Inc.                                        87,900        7,576
-  Estee Lauder Cos. Class A                      148,058        7,421
-  Teradyne, Inc.                                 103,189        7,404
-  ADC Telecommunications, Inc.                   161,900        7,377
-  Univision Communications Inc.                  111,400        7,352
-  AmeriTrade Holding Corp.                        69,200        7,335
-  Siebel Systems, Inc.                           110,200        7,315
   Stryker Corp.                                  116,900        7,029
   Molex, Inc.                                    187,591        6,941
   ServiceMaster Co.                              368,750        6,914
   Galileo International, Inc.                    127,000        6,787
   Conexant Systems, Inc.                         116,800        6,782
-  Metromedia Fiber Network, Inc.                 188,700        6,781
-  Intuit, Inc.                                    74,100        6,678
-  Healtheon Corp.                                 85,600        6,591
   First Security Corp.                           240,027        6,541
   Equity Residential Properties
    Trust REIT                                    144,889        6,529
   Leggett & Platt, Inc.                          234,100        6,511
-  Bed Bath & Beyond, Inc.                        168,900        6,503
   Starwood Hotels & Resorts
    Worldwide, Inc.                               211,517        6,464
-  Concord EFS, Inc.                              152,612        6,457
   Washington Post Co. Class B                     12,000        6,453
   Conoco Inc.                                    230,700        6,431
-  USA Networks, Inc.                             157,207        6,308
-  Comverse Technology, Inc.                       83,300        6,289
-  Broadcom Corp.                                  43,200        6,245
   Food Lion Inc. Class A                         522,050        6,199
-  Vitesse Semiconductor Corp.                     91,900        6,198
   Tyson Foods, Inc.                              275,010        6,188
   Vastar Resources, Inc.                         117,900        6,182
   First American Corp. (Tenn.)                   147,491        6,130
-  VISIX Inc.                                      76,600        6,066
   Zions Bancorp                                   95,412        6,059
-  Gulfstream Aerospace Corp.                      88,800        6,000
-  Abercrombie & Fitch Co.                        124,800        5,990
-  Citrix Systems, Inc.                           105,800        5,978
   First Tennessee National Corp.                 155,200        5,946
-  The Goldman Sachs Group, Inc.                   82,100        5,932
-  Broadcast.com, Inc.                             44,200        5,903
-  NCR Corp.                                      120,300        5,872
-  Exodus Communications, Inc.                     48,400        5,805
   Old Kent Financial Corp.                       136,339        5,709
-  Quintiles Transnational Corp.                  134,035        5,629
   Charter One Financial                          202,295        5,626
-  Jones Apparel Group, Inc.                      162,801        5,586
   T. Rowe Price                                  145,400        5,580
   The CIT Group, Inc.                            192,700        5,564
-  U.S. Cellular Corp.                            103,550        5,540
-  Infinity Broadcasting Corp.                    183,300        5,453
-  RealNetworks, Inc.                              78,800        5,427
   M & T Bank Corp.                                 9,834        5,408
-  VeriSign, Inc.                                  61,600        5,313
   Telephone & Data Systems, Inc.                  72,628        5,306
-  Smurfit-Stone Container Corp.                  257,968        5,304
-  Loral Space & Communications                   294,300        5,297
-  Sanmina Corp.                                   69,100        5,243
-  NorthPoint Communications
    Group, Inc.                                   142,600        5,205
   Simon Property Group, Inc. REIT                204,712        5,195
   El Paso Energy Corp.                           147,264        5,182
-  Republic Services, Inc. Class A                208,900        5,170
   Reader's Digest Assn., Inc.
    Class A                                       128,200        5,096
   Family Dollar Stores, Inc.                     210,000        5,040
-  eToys Inc.                                     122,900        5,008
   Weatherford International, Inc.                136,270        4,991
-  Saks Inc.                                      172,159        4,971
   Popular, Inc.                                  162,588        4,928
   Reliastar Financial Corp.                      111,624        4,884
-  McLeodUSA, Inc. Class A                         88,700        4,879
   Tosco Corp.                                    186,674        4,842
-  Quantum Corp.                                  200,000        4,825
-  CNET, Inc.                                      82,800        4,771
-  Rhythms NetConnections Inc.                     81,700        4,769
-  Genzyme Corp.                                   98,176        4,762
-  DST Systems, Inc.                               75,700        4,760
   KeySpan Corp.                                  180,147        4,751
   AMBAC Financial Group Inc.                      82,856        4,733
   Allegheny Energy, Inc.                         147,600        4,732
-  SunGard Data Systems, Inc.                     137,136        4,731
-  Synopsys, Inc.                                  85,508        4,719
-  Lycos, Inc.                                     51,272        4,711
   Diamond Offshore Drilling, Inc.                165,200        4,688
-  Covad Communications
    Group, Inc.                                    87,700        4,676
   Montana Power Co.                               65,600        4,625
-  American Power
    Conversion Corp.                              229,000        4,609
-  Adaptec, Inc.                                  130,400        4,605
-  Fiserv, Inc.                                   146,387        4,584
   Dial Corp.                                     123,000        4,574
   Comdisco, Inc.                                 178,476        4,573
-  Chiron Corp.                                   220,040        4,566
   E.W. Scripps Co. Class A                        95,869        4,560
-  Forest Laboratories, Inc.                       98,216        4,542
-  MedImmune Inc.                                  66,100        4,478
-  Hispanic Broadcasting Corp.                     58,500        4,439
   Federal-Mogul Corp.                             84,800        4,410
   The Pepsi Bottling Group, Inc.                 190,700        4,398
-  Jabil Circuit, Inc.                             97,300        4,391
-  Allied Waste Industries, Inc.                  221,650        4,378
   Total System Services, Inc.                    230,364        4,377
   Public Storage, Inc. REIT                      154,100        4,315
-  Century Communications Corp.
    Class A                                        93,781        4,314
-  DoubleClick Inc.                                46,900        4,303
   Potomac Electric Power Co.                     145,600        4,286
   Allmerica Financial Corp.                       70,210        4,270
   Green Point Financial Corp.                    129,700        4,256
-  Sterling Commerce, Inc.                        114,562        4,182
   Cincinnati Bell, Inc.                          167,600        4,180
-  American Tower Corp. Class A                   173,840        4,172
-  American Standard Cos., Inc.                    86,200        4,138
-  Allegiance Telecom, Inc.                        74,900        4,110
-  SCI Systems, Inc.                               85,984        4,084
   Mylan Laboratories, Inc.                       153,700        4,073
-  Fox Entertainment Group, Inc.
    Class A                                       151,200        4,073
-  UAL Corp.                                       62,600        4,069
   Pinnacle West Capital Corp.                    100,700        4,053

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                   SHARES        (000)
-----------------------------------------------------------------------
-  R.J. Reynolds Tobacco
     Holdings, Inc.                               128,000    $   4,032
-  Lear Corp.                                      81,000        4,030
   ProLogis Trust REIT                            198,557        4,021
   NiSource, Inc.                                 152,940        3,948
-  Waters Corp.                                    74,200        3,942
-  Centocor, Inc.                                  84,200        3,926
-  Pacificare Health Systems, Inc.                 54,516        3,922
-  Litton Industries, Inc.                         54,600        3,918
   Tiffany & Co.                                   40,532        3,911
-  Electronic Arts Inc.                            72,000        3,906
   Energy East Corp.                              149,800        3,895
   FINOVA Group, Inc.                              73,696        3,878
   Enron Oil & Gas Co.                            189,876        3,845
   Symbol Technologies, Inc.                      104,062        3,837
   Viad Corp.                                     122,245        3,782
   Unitrin, Inc.                                   91,740        3,761
-  MGM Grand, Inc.                                 76,740        3,760
-  i2 Technologies, Inc.                           87,100        3,745
   North Fork Bancorp, Inc.                       175,502        3,740
-  CIENA Corp.                                    123,900        3,740
   New England Electric System                     74,500        3,734
   Starwood Financial Trust REIT                   59,780        3,706
-  Cadence Design Systems, Inc.                   289,532        3,692
   Compass Bancshares Inc.                        135,447        3,691
   DQE Inc.                                        91,843        3,685
   TECO Energy, Inc.                              161,900        3,683
   Hormel Foods Corp.                              91,300        3,675
-  RF Micro Devices, Inc.                          49,200        3,672
   Young & Rubicam Inc.                            80,600        3,662
-  Convergys Corp.                                189,800        3,654
   Dynegy,Inc.                                    179,300        3,653
   Archstone Communities
    Trust REIT                                    166,221        3,646
   A.G. Edwards & Sons, Inc.                      112,822        3,639
-  Portal Software, Inc.                           77,600        3,594
   Crescent Real Estate, Inc. REIT                151,000        3,586
   Sonoco Products Co.                            119,393        3,574
-  Vornado Realty Trust REIT                      101,096        3,570
   Hubbell Inc. Class B                            78,006        3,540
   DPL Inc.                                       191,512        3,519
-  Golden State Bancorp Inc.                      159,205        3,503
-  Ariba, Inc.                                     36,000        3,501
-  Rational Software Corp.                        106,292        3,501
-  Outback Steakhouse                              89,031        3,500
-  RCN Corp.                                       83,700        3,484
   Infoseek Corp.                                  72,000        3,451
   Wisconsin Energy Corp.                         137,461        3,445
   BHC Communications, Inc.
    Class A                                        26,715        3,436
-  Extreme Networks, Inc.                          59,000        3,426
-  E-Tek Dynamics, Inc.                            71,800        3,415
-  Health Management Associates
    Class A                                       303,398        3,413
-  Premier Parks Inc.                              92,700        3,407
   Hillenbrand Industries, Inc.                    78,250        3,384
-  Citizens Utilities Co. Class B                 303,574        3,377
-  Sybron International Corp.                     121,600        3,352
   USG Corp.                                       59,600        3,338
-  TV Guide, Inc.                                  90,900        3,329
   ENSCO International, Inc.                      166,100        3,312
   LG&E Energy Corp.                              157,128        3,300
-  Northwest Airlines Corp. Class A               101,300        3,292
   TCA Cable TV, Inc.                              59,000        3,275
-  Electronics for Imaging, Inc.                   63,700        3,273
   Martin Marietta Materials, Inc.                 55,300        3,263
-  Metro-Goldwyn-Mayer Inc.                       177,630        3,242
   Transocean Offshore, Inc.                      123,300        3,237
-  VoiceStream Wireless Corp.                     113,800        3,236
-  Promus Hotel Corp.                             104,288        3,233
-  MindSpring Enterprises, Inc.                    72,400        3,208
-  Novellus Systems, Inc.                          47,000        3,208
-  Crown Castle International Corp.               154,100        3,207
   Host Marriott Corp. REIT                       269,938        3,206
   Transatlantic Holdings, Inc.                    42,600        3,192
-  Atmel Corp.                                    121,300        3,177
-  Nabors Industries, Inc.                        129,700        3,170
-  Sepracor Inc.                                   39,000        3,169
-  Dollar Tree Stores, Inc.                        71,812        3,160
-  SPX Corp.                                       37,691        3,147
-  Perot Systems Corp.                            106,600        3,145
   Mercantile Bankshares Corp.                     88,825        3,142
-  Park Place Entertainment                       323,900        3,138
   Associated Banc-Corp.                           75,273        3,124
-  Verio Inc.                                      44,900        3,121
-  Global Marine, Inc.                            201,900        3,117
   Apartment Investment &
    Management Co. Class A REIT                    72,801        3,112
-  Adelphia Communications Corp.
    Class A                                        48,800        3,105
   Santa Fe International Corp.                   134,600        3,096
-  Redback Networks Inc.                           24,600        3,089
-  QLogic Corp.                                    23,400        3,089
   Bowater Inc.                                    64,949        3,069
-  Noble Drilling Corp.                           155,400        3,059
-  Keebler Foods Co.                              100,500        3,053
   FirstMerit Corp.                               108,300        3,039
   ICN Pharmaceuticals, Inc.                       94,227        3,033
   TCF Financial Corp.                            108,742        3,031
-  Andrx Corp.                                     39,300        3,031
   Lafarge Corp.                                   85,400        3,026
   Hertz Corp. Class A                             48,800        3,026
   Travelers Property Casualty Corp.               76,800        3,005
   Hibernia Corp. Class A                         190,428        2,987
   Solutia, Inc.                                  139,500        2,973
   The St. Joe Co.                                109,997        2,970
   American Water Works Co., Inc.                  95,974        2,951
   SCANA Corp.                                    126,100        2,948
   First Virginia Banks, Inc.                      59,963        2,946
-  PSINet, Inc.                                    67,200        2,940
   Southdown, Inc.                                 45,728        2,938
   Astoria Financial Corp.                         66,853        2,937
-  Consolidated Papers Inc.                       109,800        2,937
-  Snyder Communications, Inc.                     89,500        2,931
   Ross Stores, Inc.                               57,988        2,921
-  Microchip Technology, Inc.                      61,575        2,917
   Spieker Properties, Inc. REIT                   74,900        2,912
   Commerce Bancshares, Inc.                       72,320        2,911
-  PRIMEDIA Inc.                                  171,400        2,903
-  Go2Net, Inc.                                    31,400        2,885
-  Continental Airlines, Inc. Class B              76,500        2,878
-  Robert Half International, Inc.                110,400        2,870
-  Affiliated Computer Services, Inc.
    Class A                                        56,325        2,851

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                                                                MARKET
EXTENDED MARKET                                                 VALUE*
INDEX FUND                                         SHARES        (000)
-----------------------------------------------------------------------
   Old Republic International Corp.               164,341    $   2,845
-  NEXTLINK Communications, Inc.                   38,100        2,834
   Dime Bancorp, Inc.                             140,346        2,824
-  EchoStar Communications Corp.                   18,400        2,823
-  SFX Entertainment, Inc.                         42,400        2,822
-  Storage Technology Corp.                       123,382        2,807
   Bergen Brunswig Corp. Class A                  162,654        2,806
   Kimco Realty Corp. REIT                         71,450        2,795
   Avalonbay Communities, Inc. REIT                75,421        2,791
   The Timber Co.                                 110,000        2,778
   A. H. Belo Corp. Class A                       140,506        2,766
-  Express Scripts                                 45,900        2,763
-  Legato Systems, Inc.                            47,800        2,760
-  Winstar Communications, Inc.                    56,500        2,754
   American Bankers
    Insurance Group                                50,400        2,744
   Hannaford Brothers Co.                          51,200        2,739
   Lyondell Chemical Co.                          132,654        2,736
   Nabisco Holdings Corp. Class A                  63,200        2,733
-  Shaw Industries, Inc.                          165,500        2,731
   Premark International, Inc.                     72,523        2,720
-  Northeast Utilities                            153,400        2,713
-  International Network Services                  67,050        2,707
   Murphy Oil Corp.                                55,230        2,696
   CCB Financial Corp.                             50,944        2,694
-  InfoSpace.com, Inc.                             57,200        2,688
   Conectiv, Inc.                                 109,984        2,688
   McCormick & Co., Inc.                           84,783        2,676
-  BJ's Wholesale Club, Inc.                       89,000        2,676
   National Community Bancorp                     122,292        2,675
   Boston Properties, Inc. REIT                    74,300        2,666
   Flowers Industries, Inc.                       122,700        2,661
   IBP, Inc.                                      111,800        2,655
-  United International Holdings, Inc.
    Class A                                        39,139        2,647
-  Valassis Communications, Inc.                   72,150        2,642
-  Sterling Software, Inc.                         98,774        2,636
   CNB Bancshares, Inc.                            45,950        2,619
-  BEA Systems, Inc.                               91,500        2,613
   Sotheby's Holdings Class A                      68,500        2,612
-  Jones Intercable Inc.                           53,000        2,597
   Alliant Energy Corp.                            90,899        2,579
   UtiliCorp United, Inc.                         105,829        2,573
-  MiniMed, Inc.                                   33,400        2,570
-  MidAmerican Energy Holdings Co.                 74,092        2,565
   Wesco Financial Corp.                            8,268        2,563
-  U.S. Foodservice                                60,096        2,562
-  Gartner Group, Inc. Class A                    124,800        2,558
   Legg Mason Inc.                                 66,398        2,556
-  Gentex Corp.                                    91,100        2,551
-  Rambus Inc.                                     27,600        2,544
   Protective Life Corp.                           76,700        2,531
-  BJ Services Co.                                 85,300        2,511
-  American Eagle Outfitters, Inc.                 55,100        2,507
   American Financial Group, Inc.                  73,600        2,507
   AVX Corp.                                      102,000        2,486
-  United Rentals, Inc.                            83,552        2,465
-  TMP Worldwide, Inc.                             38,800        2,464
   Johns Manville Corp.                           189,300        2,461
-  Apollo Group, Inc. Class A                      92,062        2,445
-  Smith International, Inc.                       56,200        2,441
-  Safeguard Scientifics, Inc.                     39,200        2,430
   Comair Holdings, Inc.                          116,436        2,423
-  Vignette Corp.                                  32,300        2,423
-  Cooper Cameron Corp.                            65,200        2,416
   Fastenal Co.                                    46,000        2,412
   Meditrust Corp.                                184,169        2,406
   HRPT Properties Trust REIT                     156,500        2,396
   IMC Global Inc.                                135,944        2,396
   Cornerstone Properties, Inc. REIT              150,800        2,394
-  Pixar, Inc.                                     55,500        2,393
   AMB Property Corp. REIT                        101,800        2,392
-  LAM Research Corp.                              51,235        2,392
   Puget Sound Energy Inc.                         99,641        2,391
   Valley National Bancorp                         83,085        2,389
   Duke Realty Investments,
    Inc. REIT                                     104,540        2,359
-  Mandalay Resort Group                          111,359        2,352
-  Network Associates, Inc.                       159,757        2,346
-  BroadVision, Inc.                               31,700        2,338
   Applied Micro Circuits Corp.                    28,400        2,336
-  Acxiom Corp.                                    93,622        2,335
   Ultramar Diamond
    Shamrock Corp.                                106,826        2,330
-  Associated Group, Inc.                          35,656        2,322
-  J.D. Edwards & Co.                             125,350        2,319
   Harte-Hanks, Inc.                               85,482        2,319
   Pentair, Inc.                                   50,608        2,315
   International Game Technology                  124,998        2,312
   OGE Energy Corp.                                97,200        2,309
   Whitman Corp.                                  128,200        2,308
   BEC Energy                                      55,900        2,306
-  Tech Data Corp.                                 60,178        2,302
-  Barnes & Noble, Inc.                            83,900        2,297
   Diebold, Inc.                                   79,826        2,295
-  Nova Corp. (Georgia)                            91,736        2,293
-  Thermo Instrument Systems, Inc.                135,758        2,291
-  Williams Sonoma, Inc.                           65,800        2,291
   Illinova Corp.                                  83,876        2,286
   National Fuel Gas Co.                           46,900        2,275
   Peoples Bank Bridgeport                         74,650        2,272
-  Level One Communications                        46,400        2,271
   Erie Indemnity Co. Class A                      79,517        2,266
   Peoples Heritage Financial
    Group Inc.                                    120,234        2,262
-  EarthLink Network, Inc.                         36,800        2,261
   CNF Transportation, Inc.                        58,600        2,249
   Sovereign Bancorp, Inc.                        185,116        2,245
   Manpower Inc.                                   99,200        2,244
   IPALCO Enterprises, Inc.                       105,900        2,244
   GATX Corp.                                      58,800        2,238
   Wilmington Trust Corp.                          39,000        2,238
   U.S. Trust Corp.                                24,000        2,220
-  Brinker International, Inc.                     81,463        2,215
-  US Oncology, Inc.                              184,232        2,211
   Provident Financial Group, Inc.                 50,525        2,210
   Herman Miller, Inc.                            104,884        2,203
-  Critical Path, Inc.                             39,800        2,201
-  CDW Computer Centers, Inc.                      50,000        2,200
   Mercury General Corp.                           64,600        2,196
-  Mohawk Industries, Inc.                         72,100        2,190
-  Foundation Health Systems
    Class A                                       145,932        2,189
   American National Insurance Co.                 30,650        2,184

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                   SHARES        (000)
-----------------------------------------------------------------------
   Millennium Chemicals, Inc.                      92,600    $   2,182
   The PMI Group Inc.                              34,600        2,173
   Rouse Co. REIT                                  85,600        2,172
   CarrAmerica Realty Corp. REIT                   86,700        2,168
-  Payless ShoeSource, Inc.                        40,400        2,161
-  ICOS Corp.                                      52,600        2,147
-  Arrow Electronics, Inc.                        112,800        2,143
   City National Corp.                             57,188        2,141
   Radian Group, Inc.                              43,800        2,138
-  MIPS Technologies, Inc.                         44,500        2,133
-  Ingram Micro, Inc.                              82,800        2,132
-  R & B Falcon Corp.                             226,737        2,126
-  ACNielson Corp.                                 70,100        2,121
   Mack-Cali Realty Corp. REIT                     68,500        2,119
-  Lamar Advertising Co. Class A                   51,550        2,110
   Reynolds & Reynolds Class A                     90,500        2,110
   Westpoint Stevens, Inc.                         70,714        2,108
   Metris Cos., Inc.                               51,708        2,107
   Aliant Communications, Inc.                     45,600        2,106
-  Gilead Sciences, Inc.                           40,300        2,106
   HON Industries, Inc.                            72,100        2,104
-  Omnipoint Corp.                                 72,600        2,101
-  Catalina Marketing Corp.                        22,800        2,098
   Meritor Automotive, Inc.                        82,100        2,094
   COMSAT Corp.                                    64,400        2,093
-  Vishay Intertechnology, Inc.                    99,604        2,092
-  Howmet International Inc.                      121,200        2,083
   Pacific Century Financial Corp.                 96,402        2,079
-  Blyth Industries, Inc.                          60,450        2,078
   Western Resources, Inc.                         77,792        2,071
   Dean Foods Corp.                                49,633        2,063
   Hudson United Bancorp                           67,243        2,059
   Devon Energy Corp.                              57,600        2,059
-  VerticalNet, Inc.                               19,600        2,056
   Dole Food Co.                                   69,900        2,053
   Centura Banks, Inc.                             36,339        2,049
-  Linens 'n Things, Inc.                          46,800        2,047
-  LHS Group, Inc.                                 61,700        2,044
   Avnet, Inc.                                     43,842        2,039
   York International Corp.                        47,600        2,038
   The Warnaco Group, Inc. Class A                 76,037        2,034
-  Cypress Semiconductor Corp.                    123,200        2,033
   U.S. Industries, Inc.                          119,390        2,030
-  IVAX Corp.                                     143,600        2,028
   Waddell & Reed Financial, Inc.
    Class B                                        75,000        2,025
   Financial Security Assurance
    Holdings Ltd.                                  38,800        2,018
-  CommScope, Inc.                                 65,600        2,017
   MCN Energy Group Inc.                           97,100        2,015
-  Nielsen Media Research                          68,800        2,012
-  General Nutrition Cos., Inc.                    86,300        2,012
   Everest Reinsurance Holdings, Inc.              61,600        2,010
-  Whittman-Hart, Inc.                             63,200        2,007
   C.H. Robinson Worldwide, Inc.                   54,600        2,007
   Ethan Allen Interiors, Inc.                     53,100        2,005
   Teleflex Inc.                                   46,000        1,998
   Tidewater Inc.                                  65,100        1,986
   Post Properties, Inc. REIT                      48,357        1,983
   Highwood Properties, Inc. REIT                  72,100        1,978
-  Copper Mountain Networks, Inc.                  25,600        1,978
-  Catellus Development Corp.                     127,001        1,969
   Cabot Corp.                                     81,332        1,967
   Stewart Enterprises, Inc. Class A              134,400        1,957
-  USWeb Corp.                                     87,950        1,951
   20th Century Industries of CA                  103,200        1,948
-  Speedway Motorsports, Inc.                      49,400        1,942
   Cordant Technologies, Inc.                      42,600        1,925
   Florida East Coast Railway Co.                  43,500        1,925
-  Lattice Semiconductor Corp.                     30,900        1,924
-  BISYS Group, Inc.                               32,800        1,919
   Trustmark Corp.                                 83,600        1,912
   Clayton Homes Inc.                             167,096        1,911
   New Plan Excel Realty Trust REIT               106,114        1,910
   Liberty Property Trust REIT                     76,700        1,908
   Interstate Bakeries Corp.                       85,000        1,907
   Weis Markets, Inc.                              48,600        1,901
-  Safety-Kleen Corp.                             104,725        1,898
-  Furniture Brands International Inc.             68,000        1,897
   Questar Corp.                                   98,730        1,888
   Noble Affiliates, Inc.                          66,936        1,887
-  Ocean Energy, Inc.                             195,942        1,886
-  KEMET Corp.                                     82,100        1,883
-  Keane, Inc.                                     83,200        1,882
   SEI Corp.                                       21,300        1,880
-  MMC Networks, Inc.                              42,000        1,880
   Valspar Corp.                                   49,400        1,877
-  Sapient Corp.                                   33,100        1,874
   Lubrizol Corp.                                  68,533        1,868
-  L-3 Communications Holdings, Inc.               38,600        1,865
-  Scient Corp.                                    39,200        1,864
   Houghton Mifflin Co.                            39,600        1,864
-  ITC DeltaCom, Inc.                              66,400        1,859
-  Chris-Craft Industries, Inc.                    39,378        1,856
   Federated Investors, Inc.                      103,400        1,855
   Colonial BancGroup, Inc.                       132,900        1,852
-  Macromedia                                      52,477        1,850
-  Devry, Inc.                                     82,500        1,846
-  Ziff-Davis Inc.                                119,500        1,845
-  Alliance Semiconductor Corp.                   185,450        1,843
-  The SABRE Group Holdings, Inc.                  26,800        1,843
-  MedQuist, Inc.                                  42,100        1,842
-  SDL, Inc.                                       36,000        1,838
-  IDEC Pharmaceuticals Corp.                      23,800        1,834
   Kansas City Power & Light Co.                   71,800        1,831
-  Informix Corp.                                 214,400        1,829
-  Modis Professional Services Inc.               132,900        1,827
-  USinternetworking, Inc.                         43,500        1,827
-  Prodigy Communications Corp.                    70,600        1,827
-  Guess ?, Inc.                                  131,600        1,818
-  CustomTracks Corp.                              32,350        1,810
   RPM Inc. (Ohio)                                127,480        1,809
-  ISS Group, Inc.                                 47,800        1,804
-  Burr-Brown Corp.                                49,200        1,802
-  MedPartners, Inc.                              237,717        1,798
   Hospitality Properties Trust REIT               66,100        1,793
   Arden Realty Group, Inc. REIT                   72,800        1,793
-  Universal Health Services Class B               37,500        1,791
   LTX Corp.                                      133,912        1,783
-  Trigon Healthcare, Inc.                         49,000        1,782
   National Data Corp.                             41,639        1,780
   The MONY Group Inc.                             54,500        1,778
-  Micrel, Inc.                                    24,000        1,776
   United Asset Management Corp.                   78,000        1,774

-----------------------------------------------------------------------
                                                                MARKET
EXTENDED MARKET                                                 VALUE*
INDEX FUND                                         SHARES        (000)
-----------------------------------------------------------------------
   Crompton & Knowles Corp.                        90,500    $   1,770
-  Lincare Holdings, Inc.                          70,800        1,770
-  Swift Transportation Co., Inc.                  80,325        1,767
-  Zale Corp.                                      44,100        1,764
   The McClatchy Co. Class A                       53,250        1,764
-  Lands' End, Inc.                                36,300        1,761
   Minnesota Power, Inc.                           88,300        1,755
-  Sykes Enterprises, Inc.                         52,450        1,751
   Keystone Financial, Inc.                        59,200        1,750
-  Azurix Corp.                                    87,500        1,750
   Expeditors International of
    Washington, Inc.                               64,200        1,749
-  OfficeMax, Inc.                                145,700        1,748
   Carlisle Co., Inc.                              36,246        1,744
   Borg-Warner Automotive, Inc.                    31,700        1,743
   Hartford Life, Inc.                             33,000        1,737
-  Dycom Industries, Inc.                          31,000        1,736
   Roslyn Bancorp, Inc.                           100,840        1,733
   DENTSPLY International Inc.                     60,000        1,732
-  Symantec Corp.                                  67,912        1,732
-  Remedy Corp.                                    64,400        1,731
   Dallas Semiconductor Corp.                      34,200        1,727
   Central Newspapers, Inc.                        45,900        1,727
   General Growth Properties Inc.
    REIT                                           48,600        1,725
-  ESS Technology, Inc.                           127,800        1,717
-  Synetic, Inc.                                   24,900        1,712
   USEC Inc.                                      115,000        1,711
-  NextCard, Inc.                                  50,300        1,707
-  International Home Foods, Inc.                  92,400        1,704
   Harsco Corp.                                    53,232        1,703
-  Adtran, Inc.                                    46,800        1,702
   Leucadia National Corp.                         68,076        1,702
   Cullen/Frost Bankers, Inc.                      61,720        1,701
   Fulton Financial Corp.                          81,909        1,694
   Beckman Coulter, Inc.                           34,800        1,692
-  Cognex Corp.                                    53,450        1,687
-  CapRock Communications Corp.                    41,600        1,685
-  Suiza Foods Corp.                               40,200        1,683
-  Intermedia Communications Inc.                  56,000        1,680
-  Calpine Corp.                                   31,100        1,679
   Commercial Federal Corp.                        72,397        1,679
-  Covance, Inc.                                   69,860        1,672
   Trinity Industries, Inc.                        49,900        1,672
   Lennar Corp.                                    69,639        1,671
-  Vicor Corp.                                     78,881        1,671
   Tootsie Roll Industries, Inc.                   43,034        1,662
-  Smithfield Foods, Inc.                          49,700        1,662
-  Sunglass Hut International, Inc.                96,674        1,662
   USFreightways Corp.                             35,800        1,658
-  Cytec Industries, Inc.                          51,900        1,654
   FelCor Lodging Trust, Inc. REIT                 79,637        1,652
   Reinsurance Group of
    America, Inc.                                  46,800        1,650
   True North Communications                       54,900        1,647
   Lancaster Colony Corp.                          47,715        1,646
-  Barrett Resources Corp.                         42,850        1,644
-  Sylvan Learning Systems, Inc.                   60,400        1,642
-  CheckFree Holdings Corp.                        59,500        1,640
-  Venator Group, Inc.                            157,100        1,640
-  Journal Register Co.                            72,800        1,638
   Lee Enterprises, Inc.                           53,700        1,638
   Allied Capital Corp.                            68,220        1,637
-  Advanced Fibre
    Communications, Inc.                          104,700        1,636
   Media General, Inc. Class A                     32,000        1,632
-  IXC Communications, Inc.                        41,500        1,631
   WestAmerica Bancorporation                      44,696        1,631
-  Coltec Inc.                                     75,200        1,631
   La-Z-Boy Inc.                                   70,800        1,628
-  Oxford Health Plan                             104,400        1,625
-  C-Cube Microsystems, Inc.                       50,900        1,613
-  Credence Systems Corp.                          43,400        1,611
   CMP Group Inc.                                  61,467        1,610
-  Unifi, Inc.                                     75,725        1,609
   Talbots Inc.                                    42,200        1,609
-  New Era of Networks, Inc.                       36,600        1,608
-  CSG Systems International, Inc.                 61,300        1,605
   John Nuveen Co. Class A                         37,443        1,598
   Airborne Freight Corp.                          57,620        1,595
-  Alleghany Corp.                                  8,617        1,594
   Ogden Corp.                                     59,051        1,591
   Rayonier Inc.                                   31,900        1,589
-  Macrovision Corp.                               21,200        1,587
-  Station Casinos, Inc.                           77,600        1,581
   Camden Property Trust REIT                      56,961        1,581
   Old National Bancorp                            52,573        1,580
-  The Liposome Co., Inc.                          82,639        1,580
   AK Steel Corp.                                  70,200        1,580
   UST Corp.                                       52,200        1,579
-  American Management
    Systems, Inc.                                  49,125        1,575
   Webster Financial Corp.                         57,932        1,571
-  Neiman Marcus Group Inc.                        61,155        1,571
   Pennzoil-Quaker State Co.                      104,655        1,570
-  Sequent Computer Systems, Inc.                  88,400        1,569
-  First Health Group Corp.                        72,730        1,568
-  Antec Corp.                                     48,700        1,561
-  Affymetrix, Inc.                                31,600        1,560
-  QRS Corp.                                       20,000        1,560
-  SkyTel Communications, Inc.                     74,400        1,558
-  Pinnacle Systems, Inc.                          46,244        1,555
-  Cree Research, Inc.                             20,200        1,554
-  Newfield Exploration Co.                        54,600        1,553
-  Henry Schein, Inc.                              48,900        1,550
   Liberty Financial Cos., Inc.                    53,100        1,547
-  Mercury Interactive Corp.                       43,700        1,546
   BancWest Corp.                                  41,600        1,544
-  Papa John's International, Inc.                 34,550        1,544
-  CEC Entertainment Inc.                          36,475        1,541
-  STERIS Corp.                                    79,516        1,541
-  Santa Fe Snyder Corp.                          201,968        1,540
   Fremont General Corp.                           81,374        1,536
   Hollinger International, Inc.                  129,000        1,532
-  Clarify, Inc.                                   37,100        1,530
   Jones Pharma, Inc.                              38,850        1,530
-  National Instruments Corp.                      37,850        1,528
   Equitable Resources, Inc.                       40,450        1,527
-  Laser Vision Centers, Inc.                      24,200        1,525
-  Patterson Dental Co.                            43,800        1,522
   Valhi, Inc.                                    136,700        1,521
-  Millennium Pharmaceuticals, Inc.                42,200        1,519

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                                                                MARKET
                                                                VALUE*
                                                   SHARES        (000)
-----------------------------------------------------------------------
-  Total Renal Care Holdings, Inc.                 97,394    $   1,516
-  Men's Wearhouse, Inc.                           59,404        1,515
-  Fairfield Communities, Inc.                     93,900        1,514
-  InfoCure Corp.                                  28,600        1,514
-  The Profit Recovery Group
    International, Inc.                            32,000        1,514
-  AnnTaylor Stores Corp.                          33,600        1,512
   Claire's Stores, Inc.                           58,800        1,507
-  Aerial Communications Inc.                     111,600        1,507
   IndyMac Mortgage Holdings, Inc.                 93,800        1,501
-  Harmonic, Inc.                                  26,100        1,499
   One Valley Bancorp of
    West Virginia Inc.                             39,968        1,499
-  DSP Communications, Inc.                        51,900        1,499
   Polaris Industries, Inc.                        34,450        1,499
-  Wyman-Gordon Corp.                              77,500        1,497
   Nevada Power Co.                                59,852        1,496
-  Iomega Corp.                                   302,500        1,494
   Central Parking Corp.                           43,600        1,493
-  O'Reilly Automotive, Inc.                       29,600        1,491
-  Atlas Air, Inc.                                 46,200        1,490
-  TSI International Software Ltd.                 52,464        1,489
-  Barr Labs Inc.                                  37,300        1,487
-  Concentric Network Corp.                        37,400        1,487
-  WMS Industries, Inc.                            87,150        1,482
-  hi/fn, inc.                                     19,367        1,474
   Eaton Vance Corp.                               42,800        1,474
-  Ames Department Stores, Inc.                    32,300        1,474
-  G & K Services, Inc.                            28,025        1,468
-  Mueller Industries Inc.                         43,232        1,467
-  AboveNet Communications Inc.                    36,200        1,462
-  Viatel, Inc.                                    26,000        1,459
   IDACORP, Inc.                                   46,300        1,458
   Pittway Corp. Class A                           42,632        1,457
   Horace Mann Educators Corp.                     53,600        1,457
   Minerals Technologies, Inc.                     26,100        1,457
-  Policy Management Systems Corp.                 48,528        1,456
   Aptargroup Inc.                                 48,500        1,455
   Optical Coating Laboratory, Inc.                17,385        1,454
   Cousins Properties, Inc. REIT                   42,920        1,451
-  Advanced Digital Information Corp.              35,800        1,450
-  UICI                                            52,400        1,448
   National Computer Systems, Inc.                 42,800        1,445
   HSB Group Inc.                                  35,014        1,442
   Delta & Pine Land Co.                           45,776        1,442
-  AmeriSource Health Corp.                        56,508        1,441
-  99 Cents Only Stores                            28,850        1,441
   Pier 1 Imports Inc.                            128,008        1,440
-  Excel Switching Corp.                           48,100        1,440
   United Dominion Realty Trust REIT              122,200        1,436
   Kaydon Corp.                                    42,700        1,436
   American Annuity Group Inc.                     59,178        1,435
-  Revlon, Inc. Class A                            47,400        1,434
   Regency Realty Corp. REIT                       65,300        1,433
-  Transaction Systems
    Architects, Inc.                               36,700        1,431
   Deb Shops, Inc.                                 72,000        1,431
   Donaldson Co., Inc.                             58,200        1,426
   Nordson Corp.                                   23,240        1,423
-  Whole Foods Market, Inc.                        29,600        1,423
-  Knoll, Inc.                                     53,400        1,422
-  SanDisk Corp.                                   31,500        1,418
   MeriStar Hospitality Corp. REIT                 63,031        1,414
   Sky Financial Group, Inc.                       51,840        1,413
-  High Speed Access Corp.                         55,000        1,409
-  Unitrode Corp.                                  49,100        1,409
   Franchise Finance Corp. of
    America REIT                                   64,000        1,408
-  Cephalon, Inc.                                  81,000        1,407
   Nationwide Financial
    Services, Inc.                                 31,100        1,407
   Newport News Shipbuilding Inc.                  47,600        1,404
-  TeleBanc Financial Corp.                        36,200        1,403
-  Marimba, Inc.                                   26,600        1,401
-  Peregrine Systems, Inc.                         54,500        1,400
   Washington Federal Inc.                         62,322        1,398
   Crawford & Co. Class B                          86,000        1,397
   MDU Resources Group, Inc.                       61,225        1,397
-  Tower Automotive, Inc.                          54,900        1,397
   Valero Energy Corp.                             65,000        1,393
-  Foodmaker, Inc.                                 49,100        1,393
-  Hearst-Argyle Television Inc.                   58,035        1,393
-  Borders Group, Inc.                             87,800        1,388
   Mark IV Industries, Inc.                        65,632        1,386
-  Dialogic Corp.                                  31,600        1,386
   Pilgrim's Pride Corp.                           46,200        1,386
-  Western Wireless Corp. Class A                  51,200        1,382
-  Bally Total Fitness Holding Corp.               48,689        1,382
-  Mastec Inc.                                     48,883        1,381
-  Polycom, Inc.                                   35,400        1,381
-  Westwood One, Inc.                              38,600        1,378
   MacDermid, Inc.                                 29,600        1,376
   Omnicare, Inc.                                 108,900        1,375
   Liberty Corp.                                   25,200        1,373
-  Zebra Technologies Class A                      35,700        1,372
   R.H. Donnelley Corp.                            70,100        1,371
-  Security First Technologies Corp.               30,376        1,371
-  ChoicePoint Inc.                                20,400        1,369
   Superior Industries
    International, Inc.                            50,119        1,369
   Raymond James Financial, Inc.                   57,137        1,368
-  URS Corp.                                       46,658        1,368
-  iVillage Inc.                                   27,200        1,367
-  Choice Hotel International, Inc.                69,100        1,365
-  Sodexho Marriott Services, Inc.                 71,100        1,364
-  Kronos, Inc.                                    29,975        1,364
-  AmeriCredit Corp.                               85,200        1,363
   Earthgrains Co.                                 52,800        1,363
   Washington Gas Light Corp.                      52,402        1,362
-  Amkor Technology, Inc.                         132,800        1,361
-  American Freightways                            69,500        1,360
   United Bankshares, Inc.                         51,300        1,359
   Commerce Bancorp, Inc.                          31,785        1,359
-  Aurora Foods Inc.                               77,600        1,358
-  PETsMART, Inc.                                 132,400        1,357
   Corn Products International, Inc.               44,500        1,354
   Werner Enterprises, Inc.                        65,275        1,354
   Pittston Brink's Group                          50,600        1,354
-  UCAR International, Inc.                        53,600        1,353
   United Television, Inc.                         12,900        1,353
-  BOK Financial Corp.                             53,566        1,353
-  Visio Corp.                                     35,500        1,351

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                                                                MARKET
EXTENDED MARKET                                                 VALUE*
INDEX FUND                                         SHARES        (000)
-----------------------------------------------------------------------
   Wausau-Mosinee Paper Corp.                      75,028    $   1,351
   Callaway Golf Co.                               92,300        1,350
-  Terayon Communications
    Systems, Inc.                                  24,100        1,347
-  Renal Care Group, Inc.                          52,000        1,346
-  Alaska Air Group, Inc.                          32,200        1,344
-  DII Group, Inc.                                 36,000        1,343
   First Midwest Bancorp                           33,700        1,340
-  Quanta Services, Inc.                           30,400        1,338
-  Kaiser Aluminum &
    Chemical Corp.                                150,700        1,337
-  Sequa Corp. Class A                             19,100        1,337
-  Transwitch Corp.                                28,200        1,336
-  Extended Stay America, Inc.                    111,300        1,336
   Wallace Computer Services, Inc.                 53,400        1,335
   Roper Industries Inc.                           41,700        1,334
   BRE Properties Inc. Class A REIT                51,400        1,333
   Western Gas Resources, Inc.                     83,300        1,333
-  Metzler Group, Inc.                             48,240        1,333
   Weingarten Realty Investors REIT                31,900        1,332
   Witco Chemical Corp.                            66,500        1,330
-  Plantronics, Inc.                               20,400        1,329
   Blount International, Inc.                      48,800        1,327
   Arvin Industries, Inc.                          35,000        1,326
-  World Color Press, Inc.                         48,200        1,325
-  Global Industries Ltd.                         103,100        1,321
-  International Rectifier Corp.                   99,200        1,321
-  Amphenol Corp.                                  33,200        1,320
   Wyndham International Inc.                     285,290        1,319
   Hawaiian Electric Industries Inc.               37,135        1,318
   Dexter Corp.                                    32,300        1,318
   Sun Communities, Inc. REIT                      37,100        1,317
-  GoTo.com, Inc.                                  47,000        1,316
   Kelly Services, Inc. Class A                    40,937        1,315
-  SLI, Inc.                                       48,700        1,315
-  Jacobs Engineering Group Inc.                   34,600        1,315
   Oneida Ltd.                                     46,733        1,314
-  WorldGate Communications, Inc.                  25,600        1,312
-  DuPont Photomasks, Inc.                         27,400        1,312
-  DBT Online Inc.                                 40,054        1,312
   Bank North Group                                39,740        1,311
   H.B. Fuller Co.                                 19,150        1,309
   Centennial Cellular Corp. Class A               36,700        1,307
-  Spiegel, Inc. Class A                          147,000        1,305
-  Summit Technology, Inc.                         59,250        1,303
   Pioneer Natural Resources Co.                  118,256        1,301
   Ohio Casualty Corp.                             35,956        1,299
   Prison Realty Trust, Inc.                      132,161        1,297
   Community First Bankshares                      54,316        1,297
   AGL Resources Inc.                              70,300        1,296
-  Shopko Stores, Inc.                             35,755        1,296
   Pultizer, Inc.                                  26,682        1,296
   Reckson Associates Realty
    Corp. REIT                                     55,100        1,295
-  Avondale Industries, Inc.                       33,200        1,295
   Western Bancorp                                 29,761        1,295
   John H. Harland Co.                             64,900        1,294
-  Capstar Broadcasting Corp.                      47,100        1,289
   St. Paul Bancorp, Inc.                          50,555        1,289
   Alpharma, Inc. Class A                          36,234        1,289
-  Paymentech, Inc.                                50,767        1,288
   Manitowac Co., Inc.                             30,900        1,286
-  Bank United Corp. Class A                       32,000        1,286
-  Advanced Energy Industries, Inc.                31,700        1,286
-  Nexstar Pharmaceuticals Inc.                    64,491        1,286
   Burlington Coat Factory
    Warehouse Corp.                                66,500        1,284
   CBRL Group, Inc.                                74,033        1,282
   Albemarle Corp.                                 55,382        1,281
-  Southern Union Co.                              58,841        1,280
   Washington REIT                                 75,500        1,279
   Sierra Pacific Resources                        35,100        1,277
-  Stillwater Mining Co.                           39,050        1,276
-  Dal-Tile International Inc.                    112,200        1,276
   First American Financial Corp.                  71,400        1,276
-  Hanover Compressor Co.                          39,700        1,275
-  Abacus Direct Corp.                             13,900        1,272
   Elcor Corp.                                     29,100        1,271
   Heller Financial, Inc.                          45,700        1,271
-  The Boyds Collection, Ltd.                      73,400        1,271
   Bindly Western Industries, Inc.                 55,067        1,270
-  Sybase, Inc.                                   115,440        1,270
   Westfield America, Inc. REIT                    84,300        1,270
   D. R. Horton, Inc.                              76,200        1,267
   Detroit Diesel Corp.                            51,422        1,266
   Federal Realty Investment
    Trust REIT                                     55,200        1,266
   John Wiley & Sons Class A                       71,800        1,265
-  Anixter International Inc.                      69,300        1,265
-  Telescan, Inc.                                  52,000        1,264
-  Sanchez Computer
    Associates, Inc.                               36,500        1,264
-  Alliant Techsystems, Inc.                       14,600        1,263
   GenCorp, Inc.                                   50,000        1,263
-  Ciber, Inc.                                     66,000        1,262
   A.O. Smith Corp.                                45,050        1,261
-  Xomed Surgical Products Inc.                    25,900        1,261
-  Triarc Cos., Inc. Class A                       59,300        1,260
   Ruddick Corp.                                   63,000        1,260
-  Mastech Corp.                                   67,500        1,257
   Investment Technology Group, Inc.               38,830        1,257
-  Marshall Industries                             34,972        1,257
   JLG Industries, Inc.                            61,600        1,255
-  Hambrecht & Quist Group                         33,800        1,255
   Commonwealth Energy Systems                     29,800        1,252
-  TenFold Corp.                                   39,400        1,251
   HCC Insurance Holdings, Inc.                    55,100        1,250
   IDEX Corp.                                      38,000        1,249
   EVEREN Capital Corp.                            41,900        1,249
   E.W. Blanch Holdings, Inc.                      18,300        1,248
-  Network Peripherals, Inc.                       64,400        1,248
-  Coach USA, Inc.                                 29,700        1,246
-  Hyperion Telecommunications,
    Inc. Class A                                   66,200        1,245
   Student Loan Corp.                              27,900        1,242
-  Coventry Health Care Inc.                      113,500        1,241
   Wicor, Inc.                                     44,400        1,240
   Rochester Gas & Electric Corp.                  46,648        1,239
-  Avis Rent A Car, Inc.                           42,500        1,238
-  Matria Healthcare, Inc.                        170,678        1,237
-  Human Genome Sciences, Inc.                     31,300        1,236
-  Kent Electronics Corp.                          62,400        1,236
-  Markel Corp.                                     6,600        1,234
   Universal Corp.                                 43,400        1,234

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                   SHARES        (000)
-----------------------------------------------------------------------
-  Datascope Corp.                                 38,400    $   1,234
   The Toro Co.                                    31,300        1,232
   Penton Media, Inc. Class A                      50,816        1,232
   Universal Foods Corp.                           58,324        1,232
-  Michaels Stores, Inc.                           40,200        1,231
-  IDEXX Laboratories Corp.                        52,800        1,231
-  Scholastic Corp.                                24,300        1,230
-  Century Business Services, Inc.                 84,800        1,230
   First Industrial Realty Trust REIT              44,800        1,229
-  Apria Healthcare                                72,280        1,229
-  Metro Networks, Inc.                            23,000        1,228
-  Maxxam Inc.                                     19,000        1,226
   Foremost Corp. of America                       55,700        1,225
-  Teletech Holdings Inc.                         120,900        1,224
-  VWR Scientific Products Corp.                   33,300        1,222
   Florida Rock Industries, Inc.                   26,800        1,219
   Hughes Supply, Inc.                             41,061        1,219
-  Cambridge Technology Partners                   69,400        1,219
   Charles E. Smith Residential
    Realty, Inc. REIT                              35,900        1,218
-  Sola International Inc.                         62,600        1,217
-  Dionex Corp.                                    30,000        1,215
-  Carrier Access Corp.                            27,700        1,214
-  Coherent, Inc.                                  65,146        1,213
   Precision Castparts Corp.                       28,500        1,211
-  Sensormatic Electronics Corp.                   86,861        1,211
   Developers Diversified Realty
    Corp. REIT                                     72,800        1,210
-  Education Management Corp.                      58,300        1,210
-  Fossil, Inc.                                    25,000        1,209
   Orion Capital Corp.                             33,600        1,205
   Advanta Corp. Class A                           66,602        1,203
-  Security Dynamics
    Technologies, Inc.                             56,600        1,203
   Health Care REIT, Inc.                          51,700        1,202
   BancorpSouth, Inc.                              66,300        1,202
-  Entercom Communications Corp.                   28,100        1,201
-  Kulicke & Soffa Industries, Inc.                44,700        1,199
-  Haemonetics Corp.                               59,700        1,198
   Presidential Life Corp.                         61,000        1,197
   Applied Power, Inc.                             43,815        1,197
-  The Children's Place Retail
    Stores, Inc.                                   29,500        1,195
-  American Mobile Satellite
    Corp., Inc.                                    72,900        1,194
   The Macerich Co. REIT                           45,400        1,192
-  MAXIMUS, Inc.                                   41,200        1,184
-  Genrad, Inc.                                    56,912        1,184
-  AnswerThink Consulting
    Group, Inc.                                    46,900        1,184
   Arthur J. Gallagher & Co.                       23,900        1,183
   P.H. Glatfelter Co.                             80,800        1,182
   Frontier Insurance Group, Inc.                  76,850        1,182
-  PEC Israel Economic Corp.                       37,500        1,181
   Stewart & Stevenson
    Services, Inc.                                 77,382        1,180
-  Great Plains Software, Inc.                     25,000        1,180
   Church & Dwight, Inc.                           27,100        1,179
   MAF Bancorp, Inc.                               48,571        1,178
   Eastern Utilities Associates                    40,381        1,176
-  ICG Communications, Inc.                        55,000        1,176
   Bradley Real Estate Inc. REIT                   56,637        1,175
-  CONSOL Energy, Inc.                             97,800        1,174
   Rollins Truck Leasing                          105,462        1,173
   Alfa Corp.                                      58,600        1,172
-  Cygnus Inc.                                     90,100        1,171
-  Primark Corp.                                   41,731        1,171
   Chateau Communities, Inc. REIT                  39,112        1,171
   Brooke Group Ltd.                               50,000        1,169
-  Mid Atlantic Medical
    Services, Inc.                                118,000        1,165
   Ruby Tuesday, Inc.                              61,324        1,165
   Arrow International, Inc.                       45,000        1,164
   Summit Properties, Inc. REIT                    58,900        1,163
-  Cymer, Inc.                                     46,520        1,163
   Forest City Enterprise Class A                  41,500        1,162
-  Long Beach Financial Corp.                      79,100        1,162
-  Action Performance Cos., Inc.                   35,200        1,162
-  Mentor Graphics Corp.                           90,600        1,161
   TJ International, Inc.                          37,400        1,159
   Chelsea GCA Realty, Inc. REIT                   31,200        1,158
-  Aware, Inc.                                     25,100        1,158
-  ThermoQuest Corp.                               86,900        1,157
-  Aztar Corp.                                    125,900        1,157
-  Inacom Corp.                                    91,600        1,156
-  LCA-Vision, Inc.                               124,137        1,156
-  The Topps Co., Inc.                            158,640        1,155
   Carter-Wallace, Inc.                            63,500        1,155
   White Mountains Insurance
    Group, Inc.                                     8,185        1,154
-  Imperial Bancorp                                58,185        1,153
   The Standard Register Co.                       37,487        1,153
-  StanCorp Financial Group, Inc.                  38,400        1,152
   Piedmont Natural Gas, Inc.                      36,997        1,152
-  Gaylord Entertainment Co.
    Class A                                        38,357        1,151
   Chesapeake Corp. of Virginia                    30,683        1,149
-  Newpark Resources, Inc.                        129,300        1,148
-  Wisconsin Central
    Transportation Corp.                           60,700        1,146
-  MEMC Electronic Materials, Inc.                 94,000        1,146
   United Dominion Industries Ltd.                 47,185        1,144
-  Hollywood Entertainment Corp.                   58,471        1,144
   Texas Industries, Inc.                          29,514        1,144
-  Medical Manager Corp.                           25,800        1,142
-  Net.B@nk, Inc.                                  30,000        1,140
-  Forte Software, Inc.                           117,600        1,139
   Alexander & Baldwin, Inc.                       51,200        1,139
-  National Processing, Inc.                      112,500        1,139
-  Armco, Inc.                                    171,900        1,139
   Graco, Inc.                                     38,765        1,139
-  Collins & Aikman Corp.                         149,200        1,138
-  Integrated Device
    Technology Inc.                               104,600        1,138
   Brady Corp. Class A                             35,000        1,138
   Longview Fibre Co.                              72,770        1,137
   United Water Resources, Inc.                    50,044        1,135
   Bob Evans Farms, Inc.                           57,016        1,133
   Hussman International, Inc.                     68,400        1,133
   Capitol Federal Financial                      108,500        1,132
   Vintage Petroleum, Inc.                        105,200        1,131
   WFS Financial, Inc.                             81,460        1,130
   Invacare Corp.                                  42,243        1,130
-  Bombay Co.                                     146,862        1,129



                                       9
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
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                                                                MARKET
EXTENDED MARKET                                                 VALUE*
INDEX FUND                                         SHARES        (000)
-----------------------------------------------------------------------
-  S3, Inc.                                       124,100    $   1,129
-  Acuson Corp.                                    65,638        1,128
-  CDI Corp.                                       33,100        1,127
   Pacific Gulf Properties, Inc. REIT              49,800        1,127
-  Mail-Well, Inc.                                 69,600        1,127
   AmerUs Life Holdings, Inc.                      41,700        1,126
   Independence Community
    Bank Corp.                                     83,400        1,126
-  Sawtek Inc.                                     24,500        1,124
-  Pre-Paid Legal Services, Inc.                   41,300        1,123
   Executive Risk, Inc.                            13,200        1,123
   Taubman Co. REIT                                85,100        1,122
   Casey's General Stores                          74,800        1,122
   West Pharmaceutical
    Services, Inc.                                 28,562        1,121
   Federal Signal Corp.                            52,837        1,119
-  Iron Mountain, Inc.                             39,100        1,119
   J.M. Smucker Co. Class A                        50,300        1,119
   Ferro Corp.                                     40,662        1,118
   Modine Manufacturing Co.                        34,300        1,117
   Avista Corp.                                    68,700        1,116
   United National Bancorp                         46,989        1,116
-  Laboratory Corp. of America                    387,844        1,115
-  Ascent Entertainment Group, Inc.                78,863        1,114
   Philadelphia Suburban Corp.                     48,300        1,114
   Belden, Inc.                                    46,500        1,113
-  Optical Cable Corp.                            101,100        1,112
-  UNOVA, Inc.                                     70,000        1,111
   KN Energy, Inc.                                 83,025        1,110
-  Micron Electronics, Inc.                       110,100        1,108
-  GTech Holdings Corp.                            47,000        1,107
-  Midway Games Inc.                               85,581        1,107
   Cilcorp, Inc.                                   17,700        1,106
-  Boyd Gaming Corp.                              158,000        1,106
   CTS Corp.                                       15,800        1,106
-  Spyglass, Inc.                                  54,900        1,105
-  Neff Corp.                                      71,500        1,104
-  Toll Brothers, Inc.                             51,400        1,102
   Aquarion Co.                                    31,673        1,101
-  Alpha Industries, Inc.                          23,100        1,100
   Park National Corp.                             11,000        1,100
   Orange & Rockland Utilities, Inc.               18,800        1,099
   LNR Property Corp.                              51,350        1,098
-  Photronics Labs Inc.                            44,796        1,098
-  Silicon Valley Group, Inc.                      65,200        1,096
   Republic Bancorp, Inc.                          72,135        1,096
   Ryland Group, Inc.                              36,900        1,095
   Standard Products Co.                           42,750        1,095
-  Interim Services, Inc.                          53,100        1,095
-  Digital Microwave Corp.                         85,896        1,095
-  XOMA Ltd.                                      180,544        1,095
   Yankee Energy Systems                           27,577        1,094
   Berkshire Realty Co., Inc. REIT                 94,600        1,094
-  Imation Corp.                                   44,080        1,094
   Roberts Pharmaceuticals                         45,100        1,094
   Southwest Gas Corp.                             38,200        1,093
   Whitney Holdings                                27,500        1,093
-  SMART Modular
    Technologies, Inc.                             62,900        1,093
   Harman International
    Industries, Inc.                               24,814        1,092
   MascoTech Inc.                                  64,385        1,091
-  Hayes Lemmerz International, Inc.               37,100        1,090
-  Citadel Communications Corp.                    30,100        1,089
-  Central Sprinkler Corp.                         38,607        1,088
-  Anchor Gaming                                   22,601        1,086
   Caraustar Industries, Inc.                      44,000        1,086
-  Beyond.com Corp.                                37,800        1,084
-  About.Com, Inc.                                 20,900        1,084
   Norrell Corp.                                   57,600        1,084
   Nationwide Health Properties,
    Inc. REIT                                      56,800        1,083
-  GST Telecommunications Inc.                     82,000        1,081
-  Orbital Sciences Corp.                          45,700        1,080
-  PriceSmart, Inc.                                30,800        1,078
   CPI Corp.                                       32,600        1,076
   Cross Timbers Oil Co.                           72,300        1,075
   JDN Realty Corp. REIT                           48,050        1,075
   Koger Equity, Inc. REIT                         58,300        1,075
   Health Care Properties Investors
    REIT                                           37,200        1,074
-  ETEC Systems, Inc.                              32,300        1,074
   Selective Insurance Group                       56,300        1,073
-  C-COR Electronics, Inc.                         38,500        1,073
-  NPC International Class A                       69,800        1,073
-  Consolidated Products Inc.                      59,495        1,071
   UMB Financial Corp.                             24,962        1,070
-  American Italian Pasta Co.                      35,200        1,069
   Block Drug Co. Class A                          25,638        1,069
   Chittenden Corp.                                34,153        1,067
   Cabot Oil & Gas Corp. Class A                   57,264        1,067
   Geon Co.                                        33,000        1,064
   Citizens Banking Corp.                          35,400        1,064
-  NCO Group, Inc.                                 28,000        1,064
-  Labor Ready, Inc.                               32,700        1,063
-  Fisher Scientific International Inc.            47,600        1,062
   Prentiss Properties Trust REIT                  45,100        1,060
-  Playtex Products, Inc.                          68,100        1,060
-  Wesco International, Inc.                       51,650        1,059
   Ametek Aerospace Products Inc.                  46,000        1,058
   Argonaut Group, Inc.                            44,019        1,056
   Pogo Producing Co.                              56,700        1,056
-  CSK Auto Corp.                                  39,100        1,056
   Storage USA, Inc. REIT                          33,100        1,055
-  McMoRan Exploration Co.                         47,490        1,054
-  Aviall Inc.                                     56,000        1,053
-  Datastream Systems, Inc.                        65,800        1,053
-  Arcadia Financial Ltd.                         135,800        1,052
-  Holophane Corp.                                 27,600        1,052
   CenterPoint Properties Corp. REIT               28,700        1,051
   Greif Brothers Corp. Class A                    41,200        1,051
-  Pacific Sunwear of California                   43,050        1,049
-  America West Holdings Corp.
    Class B                                        55,500        1,048
   New England Business
    Service, Inc.                                  33,900        1,047
   Regal-Beloit Corp.                              44,300        1,047
-  Collateral Therapeutics, Inc.                   45,500        1,046
-  Champion Enterprises, Inc.                      56,114        1,045
   Kennametal, Inc.                                33,655        1,043
-  Oceaneering International, Inc.                 64,700        1,043
-  Premiere Technologies, Inc.                     90,600        1,042



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                                                                MARKET
                                                                VALUE*
                                                   SHARES        (000)
-----------------------------------------------------------------------
   First Citizens BancShares Class A               12,900    $   1,042
   Alexandria Real Estate Equities,
    Inc. REIT                                      33,300        1,041
-  Del Monte Foods Co.                             62,000        1,038
-  Conmed Corp.                                    33,900        1,038
-  Dave & Busters                                  35,760        1,037
-  El Paso Electric Co.                           115,966        1,036
   Lincoln Electric Holdings                       50,552        1,036
   Baldor Electric Co.                             52,006        1,034
   Kellwood Co.                                    38,100        1,033
-  Marine Drilling Co., Inc.                       75,500        1,033
   ChemFirst Inc.                                  42,500        1,033
   Bedford Property Investors, Inc.
    REIT                                           57,800        1,033
   Westinghouse Air Brake Co.                      39,800        1,032
-  Cerner Corp.                                    49,230        1,032
   Flowserve Corp.                                 54,494        1,032
-  Basin Exploration Inc.                          51,398        1,031
   Applebee's International, Inc.                  34,218        1,031
-  ADVO, Inc.                                      49,675        1,031
-  The IT Group, Inc.                              64,008        1,028
   Staten Island Bancorp, Inc.                     57,100        1,028
-  United Stationers, Inc.                         46,688        1,027
-  7-Eleven, Inc.                                 462,900        1,027
   Watts Industries Class A                        53,500        1,027
-  Argosy Gaming Co.                              116,400        1,026
   Mitchell Energy &
    Development Corp. Class A                      53,100        1,025
-  Bell & Howell Co.                               27,100        1,025
   Apogee Enterprises, Inc.                        76,200        1,024
-  Hadco Corp.                                     25,751        1,024
-  INCYTE Pharmaceuticals, Inc.                    38,700        1,023
-  Vertex Pharmaceuticals, Inc.                    42,400        1,023
-  Young Broadcasting Inc.                         24,000        1,021
   Trustco Bank                                    37,976        1,021
-  Sbarro, Inc.                                    37,691        1,020
-  Footstar Inc.                                   27,400        1,019
-  Airgas, Inc.                                    83,100        1,018
-  Lason Holdings, Inc.                            20,500        1,017
   Town & Country Trust REIT                       56,800        1,015
-  Quorum Health Group, Inc.                       80,800        1,015
   Glenborough Realty Trust, Inc.
     REIT                                          57,900        1,013
   Walden Residential Properties,
    Inc. REIT                                      47,100        1,013
-  Complete Business Solutions, Inc.               56,444        1,012
-  Pharmaceutical Product
    Development, Inc.                              36,983        1,012
   Quanex Corp.                                    35,500        1,012
   Ballard Medical Products                        43,366        1,011
   Tejon Ranch Co.                                 38,500        1,011
   Sovran Self Storage, Inc. REIT                  37,500        1,010
-  Comfort Systems USA, Inc.                       56,100        1,010
   EastGroup Properties, Inc. REIT                 50,300        1,009
-  Cirrus Logic                                   113,600        1,008
-  Yellow Corp.                                    56,800        1,008
   The Trust Co. of New Jersey                     42,900        1,008
   Roadway Express Inc.                            52,000        1,007
   AAR Corp.                                       44,400        1,007
-  Advanced Communications
    Group, Inc.                                   101,300        1,007
-  Houston Exploration Co.                         53,100        1,006
-  Insurance Auto Auctions, Inc.                   62,300        1,005
   Hancock Holding Co.                             22,385        1,005
   Kilroy Realty Corp. REIT                        41,300        1,004
   Curtiss-Wright Corp.                            25,800        1,003
-  TheStreet.com, Inc.                             27,850        1,003
-  Corporate Express, Inc.                        143,200        1,002
   FactSet Research Systems Inc.                   17,700        1,002
-  Saga Systems, Inc.                              78,500        1,001
-  Razorfish Inc.                                  27,000        1,001
-  Advantage Learning Systems, Inc.                45,200        1,000
   Central Hudson Gas &
    Electric Corp.                                 23,800        1,000
   Gerber Scientific, Inc.                         45,300          999
-  Varco International, Inc.                       91,356          999
-  Pharmaceutical Resources, Inc.                 114,988          999
   Alliance Bancorp Inc.                           42,942          998
-  Coleman Inc.                                   106,400          998
   Coachmen Industries, Inc.                       42,900          997
-  Dendrite International, Inc.                    27,600          997
-  Medaphis Corp.                                 173,400          997
-  Medicis Pharmaceutical Corp.                    39,287          997
   National Bankcorp of Alaska Inc.                37,600          996
   Brenton Banks, Inc.                             64,268          996
   Commercial Metals Co.                           34,866          994
   United Illuminating Co.                         23,400          993
   Michael Foods Group, Inc.                       42,255          993
-  EarthWeb Inc.                                   26,600          991
-  Media Metrix, Inc.                              18,600          990
-  Network Solutions, Inc. Class A                 12,500          989
   Queens County Bancorp, Inc.                     30,497          987
-  Xoom, Inc.                                      18,800          987
   Cleco Corp.                                     32,492          987
-  SPSS, Inc.                                      38,400          986
   R.L.I. Corp.                                    25,450          986
-  ITT Educational Services, Inc.                  37,800          985
-  Fritz Cos., Inc.                                91,500          984
   Applied Industrial Technology, Inc.             51,750          983
-  International Specialty
    Products, Inc.                                 96,500          983
   Duff & Phelps Credit Rating                     14,700          983
-  Emmis Communications, Inc.                      19,900          983
-  Phone.com, Inc.                                 17,500          980
   Omega Healthcare Investors, Inc.
    REIT                                           37,941          979
   Air Express International Corp.                 38,550          978
-  King Pharmaceuticals, Inc.                      37,800          978
-  Telcom Semiconductor, Inc.                     101,600          978
-  Intergraph Corp.                               126,100          977
   Reliance Group Holdings                        131,314          977
-  Healthcare Financial
    Partners, Inc.                                 28,500          976
-  Buffets Inc.                                    84,693          974
   First Charter Corp.                             39,273          972
   JSB Financial                                   19,099          972
-  Scotts Co.                                      20,400          972
   CKE Restaurants Inc.                            59,774          971
-  Metamor Worldwide, Inc.                         40,350          971
   Mentor Corp.                                    52,115          971
-  Hanover Direct, Inc.                           344,876          970
-  Gaylord Container Corp.                        122,200          970



                                      11
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
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                                                                MARKET
EXTENDED MARKET                                                 VALUE*
INDEX FUND                                         SHARES        (000)
-----------------------------------------------------------------------
   Mid-America Apartment
    Communities, Inc. REIT                         41,900    $     969
   Russ Berrie and Co., Inc.                       39,100          968
-  EMCOR Group, Inc.                               38,400          967
   Dreyer's Grand Ice Cream, Inc.                  63,900          966
   Arnold Industries, Inc.                         62,600          966
   M.A. Hanna Co.                                  58,775          966
   Rollins, Inc.                                   60,600          966
   Downey Financial Corp.                          44,020          966
-  Shorewood Packaging Corp.                       52,350          965
-  Evergreen Resources, Inc.                       38,300          965
-  Quest Diagnostics, Inc.                         35,200          964
-  Jones Lang Lasalle Inc.                         32,300          963
-  National Discount Brokers
    Group, Inc.                                    16,600          963
-  Structural Dynamics
    Research Corp.                                 51,855          963
-  Alexander's, Inc.                               13,000          960
-  Bio-Rad Laboratories, Inc.
    Class A                                        36,747          960
-  Micro Warehouse Inc.                            53,700          960
-  PairGain Technologies, Inc.                     83,400          959
-  Artesyn Technologies, Inc.                      43,200          959
-  The Source Information
    Management Co.                                 71,000          958
-  Whittaker Corp.                                 34,200          958
-  Priority Healthcare Corp. Class A               27,753          957
   Midas Inc.                                      33,733          957
   Commerce Group, Inc.                            39,200          955
-  Ryan's Family Steak Houses, Inc.                82,100          954
-  Sunbeam Corp.                                  120,000          952
   Clarcor Inc.                                    49,600          952
-  MGI Pharma, Inc.                                90,500          950
-  Pool Energy Service Co.                         46,667          948
-  Orthodontic Centers of
     America, Inc.                                 67,100          948
-  Amerco, Inc.                                    42,100          947
   New Jersey Resources Corp.                      25,300          947
-  SportsLine USA, Inc.                            26,400          947
-  Vantive Corp.                                   82,700          946
-  Hyperion Solutions Corp.                        53,085          946
-  Tesoro Petroleum Corp.                          59,300          945
-  Value America, Inc.                             49,700          944
-  Bush Boake Allen, Inc.                          32,200          942
   Diagnostic Products Corp.                       34,077          941
-  AirTran Holdings, Inc.                         163,600          941
-  Royal Appliance
    Manufacturing Co.                             135,500          940
-  Canandaigua Brands, Inc.
    Class A                                        17,900          939
-  US LEC Corp. Class A                            41,700          938
   Granite Construction Co.                        32,000          938
-  Louis Dreyfus Natural Gas Corp.                 43,500          938
-  Aspect Development, Inc.                        50,700          938
-  Hexcel Corp.                                    92,500          937
   Public Service Co. of New Mexico                47,120          937
-  Specialty Equipment Cos., Inc.                  31,800          936
   Northwest Bancorp, Inc.                         93,600          936
   Kimball International, Inc. Class B             55,400          935
   Zenith National Insurance Corp.                 37,960          935
-  M.S. Carriers, Inc.                             31,500          934
-  National-Oilwell, Inc.                          66,700          934
-  Eagle USA Airfreight, Inc.                      22,000          934
   Riggs National Corp.                            45,400          934
   Northwestern Corp.                              38,500          931
   AREA Bancshares Corp.                           34,325          931
-  Rexall Sundown, Inc.                            76,394          931
   Baldwin & Lyons, Inc. Class B                   39,300          931
   Enterprise Products Partners L.P.               50,300          931
   Healthcare Realty Trust Inc. REIT               44,300          930
   Jack Henry & Associates                         23,700          930
-  Molecular Devices Corp.                         24,800          930
-  Sicor, Inc.                                    218,607          929
   Brown Shoe Company, Inc.                        42,706          929
-  IHOP Corp.                                      38,600          929
-  Micromuse Inc.                                  18,600          928
   Berry Petroleum Class A                         66,500          927
-  Boise Cascade Office
    Products Corp.                                 78,776          926
-  Castle & Cooke Inc.                             52,433          924
   International Integration Inc.                  41,000          923
-  AFC Cable Systems, Inc.                         26,100          922
   TNP Enterprises, Inc.                           25,400          921
-  Handleman Co.                                   77,900          920
   N L Industries, Inc.                            82,700          920
-  Stone Energy Corp.                              21,700          920
-  Lone Star Technologies, Inc.                    51,800          919
-  Paxar Corp.                                    102,100          919
   Lilly Industries Inc. Class A                   49,488          919
-  bebe stores, inc.                               27,000          918
   Overseas Shipholding Group Inc.                 71,300          918
   PennzEnergy Co.                                 55,000          918
-  Astec Industries, Inc.                          22,500          917
-  Ralcorp Holdings, Inc.                          57,000          916
-  Delphi Financial Group, Inc.                    25,518          915
-  Technology Solutions Co.                        84,596          915
   Wellman, Inc.                                   57,355          914
-  Workflow Management, Inc.                       64,145          914
   National Presto Industries, Inc.                23,863          913
   Richfood Holdings, Inc.                         51,700          911
-  Beverly Enterprises, Inc.                      113,000          911
-  Oak Industries, Inc.                            20,800          909
   Shurgard Storage Centers, Inc.
    Class A REIT                                   33,500          909
   Wabash National Corp.                           46,900          909
   Enhance Financial Services
    Group, Inc.                                    46,000          909
   Primex Technologies, Inc.                       42,120          908
   OM Group, Inc.                                  26,300          907
   Southwestern Energy Co.                         85,800          906
   Morrison Health Care Inc.                       36,241          906
   Empire District Electric Co.                    34,755          906
   First Financial Bancorp                         39,980          905
-  Southwest Bancorporation of
    Texas, Inc.                                    50,200          904
-  CUNO Inc.                                       47,200          903
-  Beringer Wine Estates
    Holdings, Inc.                                 21,600          902
   IRT Property Co. REIT                           91,300          902
   Circle International Group, Inc.                41,200          901
-  First Federal Financial Corp.                   46,650          898
   Home Properties of New York, Inc.
    REIT                                           32,500          898
   Lone Star Industries, Inc.                      23,900          898

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                   SHARES        (000)
-----------------------------------------------------------------------
   South Jersey Industries, Inc.                   31,684    $     897
-  Players International, Inc.                    124,800          897
-  Allen Telecom Inc.                              83,440          897
-  Dollar Thrifty Automotive
    Group, Inc.                                    38,500          895
-  Plexus Corp.                                    29,700          895
-  Protein Design Labs                             40,300          894
   SIG Corp.                                       31,281          893
   Pennsylvania Enterprises Inc.                   29,100          893
-  Grey Wolf, Inc.                                357,100          893
-  InterVU Inc.                                    23,300          893
-  Vail Resorts Inc.                               51,000          892
-  MRV Communications Inc.                         67,914          891
-  Scott Technologies, Inc.                        46,300          891
-  Continental Materials Corp.                     46,000          891
   Lawson Products, Inc.                           35,350          890
   Standex International Corp.                     32,500          890
   Badger Meter, Inc.                              25,600          890
   Omega Financial Corp.                           25,600          890
   Tredegar Corp.                                  40,900          890
-  Sunrise Assisted Living, Inc.                   25,500          889
-  Windmere-Durable Holdings Inc.                  52,698          889
-  Metromedia International
    Group, Inc.                                   118,500          889
   Pioneer Standard Electronics Inc.               74,025          888
   Merchants New York
    Bancorporation                                 26,500          888
-  Mosaix Inc.                                     69,268          887
-  NetGravity, Inc.                                39,000          887
-  General Semiconductor, Inc.                     97,150          886
   Capstead Mortgage Corp. REIT                   163,000          886
-  Albany International Corp.                      42,679          886
-  Harbinger Corp.                                 70,730          884
   Del Webb Corp.                                  37,000          883
   Bandag, Inc.                                    25,462          883
   Prime Bancorp Inc.                              31,964          883
   Apex PC Solutions, Inc.                         43,050          883
-  Littelfuse, Inc.                                45,800          882
-  Nortek, Inc.                                    28,152          882
-  Cable Design Technologies                       57,072          881
-  Tekelec                                         72,200          880
-  Cadiz Inc.                                      93,200          880
   Cash America International Inc.                 68,310          879
-  CTC Communications Corp.                        45,000          878
-  InterVoice, Inc.                                60,774          877
-  Leap Wireless International, Inc.               43,300          877
-  Steel Dynamics, Inc.                            56,400          872
-  Consolidated Freightways Corp.                  67,850          871
   Justin Industries, Inc.                         62,500          871
   Skyline Corp.                                   29,700          871
   Vital Signs, Inc.                               43,664          871
-  PSS World Medical, Inc.                         77,800          870
   Regis Corp.                                     45,210          867
-  Value City Department Stores, Inc.              70,800          867
   WPS Resources Corp.                             28,900          867
   Mid-America Bancorp                             35,184          866
   The Stride Rite Corp.                           83,900          865
   Premier National Bancorp, Inc.                  43,241          865
-  PageMart Wireless, Inc.                        114,300          864
-  Advent Software, Inc.                           12,900          864
-  Midwest Express Holdings, Inc.                  25,400          864
   Rock-Tenn Co.                                   51,550          860
   First Federal Capital Corp.                     58,300          860
-  Thermo Fibertek, Inc.                          120,500          859
-  ProBusiness Services, Inc.                      23,900          857
-  Preview Travel, Inc.                            39,000          856
-  Volt Information Sciences Inc.                  37,400          856
-  Sinclair Broadcast Group, Inc.                  52,200          855
-  Automobile Protection Corp.                     66,700          855
   Lance, Inc.                                     54,641          854
   Centex Construction
    Products, Inc.                                 25,000          853
   Chicago Title Corp.                             23,874          852
-  Timberland Co.                                  12,500          851
   Atmos Energy Corp.                              34,009          850
   International Multifoods Corp.                  37,669          850
-  CompuCredit Corp.                               44,700          849
-  Friede Goldman International, Inc.              61,200          849
-  Earthshell Corp.                               121,100          848
-  Allaire Corp.                                   12,400          846
-  NVR, Inc.                                       16,200          845
   Oshkosh B Gosh, Inc. Class A                    40,000          845
-  Security Capital Group Inc. REIT
    Class B                                        58,000          845
   Indiana Energy, Inc.                            39,600          844
-  Activision, Inc.                                57,900          843
-  Manugistics Group, Inc.                         58,100          842
-  CDnow Inc.                                      47,746          842
-  HNC Software, Inc.                              27,300          841
-  MicroStrategy Inc.                              22,200          841
-  Aspen Technologies, Inc.                        71,500          840
-  Wind River Systems Inc.                         52,291          840
   Provident Bankshares Corp.                      36,069          839
-  PictureTel Corp.                               104,800          838
   Saul Centers, Inc. REIT                         50,800          838
   Fleming Cos., Inc.                              72,100          838
   Konover Property Trust, Inc. REIT               91,200          838
   W.R. Berkley Corp.                              33,450          836
   IMCO Recycling, Inc.                            48,800          836
-  Genlyte Group, Inc.                             37,200          835
-  Fresh Del Monte Produce Inc.                    58,800          831
   National Health Investors REIT                  36,400          830
-  J & J Snack Foods Corp.                         34,500          828
-  Copley Pharmaceutical, Inc.                     80,617          826
-  Pioneer Group, Inc.                             47,900          826
-  Billing Concepts Corp.                          73,772          825
   Energy North, Inc.                              28,511          825
   BSB Bancorp, Inc.                               30,544          825
-  Asyst Technologies, Inc.                        27,500          823
   Cato Corp. Class A                              70,800          823
-  Florida Panthers Holdings, Inc.                 77,000          823
   Universal Health Realty Income                  41,800          823
-  National R. V. Holdings, Inc.                   33,473          822
-  Eclipsys Corp.                                  34,300          821
-  Rush Enterprises, Inc.                          50,900          821
   NBT Bancorp, Inc.                               40,025          821
   Colonial Gas Co.                                22,176          821
   The Ackerley Group, Inc.                        45,100          820
-  First Republic Bank                             28,300          819
   Lexford Residential Trust REIT                  34,300          819
   O'Sullivan Corp.                                67,175          819
-  WetSeal, Inc. Class A                           28,600          819
-  Chock Full O'Nuts Corp.                         78,360          818
-  Biotechnology General                          125,600          816




                                      13
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
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                                                                MARKET
EXTENDED MARKET                                                 VALUE*
INDEX FUND                                         SHARES        (000)
-----------------------------------------------------------------------
-  Identix, Inc.                                   83,200    $     816
   Brandywine Realty Trust REIT                    41,100          814
   Ethyl Corp.                                    135,604          814
-  Mesa Air Group Inc.                            108,200          813
   F & M National Corp.                            24,500          813
-  Black Box Corp.                                 16,200          812
   Community Trust Bancorp Inc.                    34,716          811
-  CompUSA, Inc.                                  109,100          811
   Reliance Steel & Aluminum Co.                   20,800          811
   Colonial Properties Trust REIT                  28,700          811
   MECH Financial, Inc.                            21,600          810
-  Arkansas Best Corp.                             81,400          809
-  @Entertainment, Inc.                            43,100          808
-  Cheap Tickets, Inc.                             22,100          807
-  Atwood Oceanics, Inc.                           25,800          806
   Doral Financial Corp.                           46,700          806
   Enesco Group, Inc.                              34,800          805
   SJW Corp.                                       10,100          804
-  Sierra Health Services                          55,603          803
-  EntreMed, Inc.                                  35,600          801
   Tecumseh Products Co. Class A                   13,200          799
   Sanderson Farms, Inc.                           56,050          799
   St. John Knits, Inc.                            27,300          799
   Blair Corp.                                     29,600          797
   TCI Music, Inc. Class A                         22,500          796
-  Ardent Software, Inc.                           37,400          795
   International Bancshares Corp.                  18,766          794
-  Chico's Fas, Inc.                               33,686          792
-  Vistana, Inc.                                   50,125          789
-  Tyler Technologies, Inc.                       114,700          789
   Peoples Bancorp, Inc.                           79,099          789
-  Applix, Inc.                                    90,079          788
   First Commonwealth
    Financial Corp.                                33,000          788
-  Meridian Gold Co.                              170,100          787
-  K-V Pharmaceutical Co. Class A                  50,750          787
-  Hagler Bailly, Inc.                             76,700          786
-  Medical Assurance, Inc.                         27,510          786
-  AXENT Technologies, Inc.                        70,600          785
   Flushing Financial Corp.                        51,150          785
   Exide Corp.                                     53,100          783
   Innkeepers USA Trust REIT                       78,100          781
-  Cellstar Corp.                                  99,000          780
-  Integrated Electrical Services,Inc.             48,300          779
   Prime Retail, Inc. REIT                         89,500          778
   Jefferies Group, Inc.                           25,900          777
-  Data Broadcasting Corp.                         73,556          777
   AGCO Corp.                                      68,600          776
   Bassett Furniture Industries, Inc.              33,900          775
-  Swift Energy Co.                                72,479          775
-  SCM Microsystems,Inc.                           16,700          774
-  Hutchinson Technology, Inc.                     27,900          774
   Philadelphia Consolidated
    Holding Corp.                                  31,600          774
   City Holding Co.                                26,616          772
   Medford Bancorp, Inc.                           42,002          772
-  IDX Systems Corp.                               34,182          771
   General Binding Corp.                           32,800          771
-  ACX Technologies Inc.                           47,400          770
   Varian Medical Systems, Inc.                    30,500          770
-  Getty Images, Inc.                              40,800          770
   Northwest Natural Gas Co.                       31,900          770
-  Digital Lightwave, Inc.                        128,150          769
-  Global Imaging Systems, Inc.                    42,100          768
   Chemed Corp.                                    23,100          768
   Digital River, Inc.                             23,100          768
-  Aphton Corp.                                    54,861          768
   Luby's, Inc.                                    51,200          768
   Kaman Corp. Class A                             48,900          767
-  On Assignment, Inc.                             29,300          765
-  MarketWatch.com, Inc.                           13,000          765
-  The Buckle, Inc.                                26,600          765
-  Com21, Inc.                                     44,800          764
-  Commonwealth Telephone
    Enterprises, Inc.                              18,900          764
-  Safeskin Corp.                                  63,600          763
   Brush Wellman, Inc.                             42,100          763
   Polo Ralph Lauren Corp.                         40,100          762
-  UniSource Energy Corp.                          63,700          760
-  Globix Corp.                                    17,200          760
-  ISIS Pharmaceuticals, Inc.                      74,574          760
-  Garden Fresh Restaurant Corp.                   40,500          759
-  Province Heathcare Co.                          38,900          759
-  West TeleServices Corp.                         80,900          758
   CNA Surety Corp.                                49,500          758
   SpeedUs.com, Inc.                              129,000          758
-  Mesaba Holdings, Inc.                           59,400          757
-  Thermedics, Inc.                                81,300          757
-  CareInsite, Inc.                                16,000          756
-  Prime Hospitality Corp.                         63,000          756
-  PICO Holdings, Inc.                             29,845          755
-  Inhale Therapeutic Systems                      31,700          755
-  Right Management Consultants                    48,700          755
-  GelTex Pharmaceuticals, Inc.                    41,900          754
-  FileNet Corp.                                   65,900          754
-  Associated Group, Inc. Class B                  11,550          753
-  Perrigo Co.                                     98,600          752
-  DVI, Inc.                                       43,900          752
-  PanAmSat Corp.                                  19,300          751
   Reliance Bancorp, Inc.                          27,200          751
-  Polymer Group, Inc.                             63,900          751
   Irwin Financial Corp.                           38,500          751
-  Consolidated Graphics, Inc.                     15,000          750
-  Transkaryotic Therapies, Inc.                   22,700          749
-  Visual Networks, Inc.                           23,400          749
-  Host Marriott Services Corp.                    92,090          748
-  TALK.com, Inc.                                  66,500          748
-  Avant! Corp.                                    59,190          747
   F & M Bancorp                                   22,244          747
   RPC Inc.                                        85,200          746
   Banco Santander Puerto Rico                     41,200          744
   Susquehanna Bancshares, Inc.                    42,050          744
-  SEACOR SMIT Inc.                                13,900          744
-  Bright Horizons Family
    Solutions, Inc.                                39,380          743
-  Xircom, Inc.                                    24,700          743
-  Rayovac Corp.                                   32,700          742
   WSFS Financial Corp.                            50,500          742
   Anchor Bancorp Wisconsin Inc.                   41,600          741
-  Ben & Jerry's Homemade, Inc.
    Class A                                        26,700          741
   American Woodmark Corp.                         21,000          740




                                      14
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                                                                MARKET
                                                                VALUE*
                                                   SHARES        (000)
-----------------------------------------------------------------------
   St. Francis Capital Corp.                       34,400    $     740
-  XTRA Corp.                                      16,100          740
   Myers Industries, Inc.                          36,971          739
-  Aavid Thermal Technologies                      32,600          738
   Sauer Inc.                                      68,600          737
-  Park-Ohio Holdings Corp.                        43,509          737
   A.M. Castle & Co.                               43,325          737
-  Big Flower Holdings, Inc.                       23,100          736
   Realty Income Corp. REIT                        31,000          736
   Associated Estates Realty Corp.
    REIT                                           62,300          736
   Manufactured Home
    Communities, Inc. REIT                         28,300          736
-  Rental Service Corp.                            25,700          736
   Cambrex Corp.                                   28,000          735
   LaSalle Hotel Properties REIT                   48,000          735
-  Sabratek Corp.                                  33,600          735
-  Drug Emporium, Inc.                            101,330          735
   Phillips-Van Heusen Corp.                       74,393          735
-  WebTrends Corp.                                 15,900          733
   Trinet Corporate Realty Trust, Inc.
    REIT                                           26,400          731
-  Digi International, Inc.                        69,950          730
   S & T Bancorp, Inc.                             28,900          730
   Stone & Webster, Inc.                           27,400          730
-  Engineering Animation, Inc.                     34,400          729
   Wolverine World Wide, Inc.                      51,904          727
   Boykin Lodging Co. REIT                         47,200          726
-  e.spire Communications, Inc.                    68,700          726
-  Oakley, Inc.                                   101,800          725
-  International Telecommunication
    Data Systems, Inc.                             45,300          725
-  Rehabcare Corp.                                 39,300          725
   Independent Bank Corp.                          46,000          724
   J. Baker, Inc.                                  83,909          724
-  Superior Services Inc.                          27,100          723
-  Goody's Family Clothing                         63,200          723
-  Rogers Corp.                                    24,500          723
   National Steel Corp. Class B                    86,200          722
-  Zoran Corp.                                     43,100          722
-  Walter Industries, Inc.                         55,800          722
-  Tetra Tech, Inc.                                43,750          722
-  The Dress Barn, Inc.                            45,100          722
-  Monaco Coach Corp.                              17,050          721
-  Centennial Bancorp                              52,190          721
-  First Consulting Group, Inc.                    67,842          720
-  Concentra Managed Care                          48,600          720
-  Protection One, Inc.                           133,800          719
-  Recovery Engineering, Inc.                      42,300          719
-  Boston Communications
    Group, Inc.                                    53,500          719
   Suffolk Bancorp                                 25,900          719
-  Superior Consultant
    Holdings Corp.                                 29,100          718
-  Magnatek                                        68,000          718
   Psychemedics, Inc.                             143,556          718
-  Epitope Inc.                                   122,000          717
   Pennsylvania REIT                               34,200          716
   UNITILI Corp.                                   28,400          715
-  U.S. Bioscience                                 73,355          715
   CBL & Associates Properties, Inc.
    REIT                                           27,100          715
   FFY Financial Corp.                             38,100          714
   Pope & Talbot, Inc.                             59,200          714
   First Bell Bancorp, Inc.                        40,200          714
-  TransMontaigne Inc.                             56,800          714
   Granite State Bankshares, Inc.                  30,850          713
-  Vicorp Restaurants, Inc.                        41,039          713
   First Bancorp/Puerto Rico                       31,600          713
   World Fuel Services Corp.                       48,313          713
   Olin Corp.                                      54,000          712
   Morgan Keegan, Inc.                             37,600          712
-  Trimble Navigation Ltd.                         55,300          712
   Chartwell Re Corp.                              38,210          712
-  Mark VII, Inc.                                  42,800          712
   Stewart Information
    Services Corp.                                 33,600          710
-  Network Equipment
    Technologies, Inc.                             71,847          709
-  Diamond Technology Partners Inc.                31,690          709
   US Bancorp, Inc.                                45,000          709
   RFS Hotel Investors, Inc. REIT                  56,200          706
-  Acclaim Entertainment Inc.                     110,500          704
-  uBid, Inc.                                      21,978          703
-  Global Industrial Technologies, Inc.            58,300          703
   Carpenter Technology Corp.                      24,600          703
   Chiquita Brands International, Inc.             78,065          703
   American Heritage Life
    Investment Corp.                               28,600          701
   Churchill Downs, Inc.                           20,300          700
-  Integrated Systems, Inc.                        59,600          700
-  Information Resources, Inc.                     80,034          700
   Donnelly Corp.                                  44,212          699
-  24/7 Media, Inc.                                18,100          697
   Amcore Financial                                30,200          696
   Skywest, Inc.                                   27,900          696
   Republic Security Financial Corp.               83,041          695
   Intermet Corp.                                  45,900          694
   FBL Financial Group, Inc. Class A               35,600          694
   UGI Corp. Holding Co.                           34,346          693
-  Winslow Furniture Co.                           20,600          693
-  Frontier Oil Corp.                             101,600          692
-  Citizens, Inc.                                 117,800          692
   Computer Task Group, Inc.                       40,708          692
-  Software.com, Inc.                              29,800          691
-  IGEN International, Inc.                        23,700          690
-  Spectrian Corp.                                 47,600          690
-  EEX Corp.                                       99,233          688
   Capital Re Corp.                                42,800          687
-  Nautica Enterprises, Inc.                       40,737          687
   LTV Corp.                                      102,723          687
-  Charles River Associates Inc.                   27,300          684
   Research Frontiers, Inc.                        70,600          684
   Metrowest Bank                                  97,638          683
-  Silicon Valley Bancshares                       27,600          683
-  Avatar Holding, Inc.                            36,000          682
-  Information Resources
    Engineering, Inc.                              22,600          681
-  Rent-A-Center, Inc.                             28,300          679
-  Acceptance Insurance Cos. Inc.                  45,000          678
   Puerto Rican Cement Co., Inc.                   20,400          677
-  Hamilton Bancorp, Inc.                          28,200          677
-  Esterline Technologies Corp.                    47,010          676

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
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                                                                MARKET
EXTENDED MARKET                                                 VALUE*
INDEX FUND                                         SHARES        (000)
-----------------------------------------------------------------------
-  Alkermes, Inc.                                  29,200    $     675
   Ameron International Corp.                      15,300          675
   Banta Corp.                                     32,025          673
   XL Capital Ltd. Class A                         11,898          672
   Pennfed Financial Services, Inc.                42,600          671
   Knape & Vogt Manufacturing Co.                  38,062          671
   Gables Residential Trust REIT                   27,800          671
-  Gliatech Inc.                                   26,300          671
   Merrill Corp.                                   46,100          668
   Weeks Corp. REIT                                21,900          668
   Fidelity National Financial, Inc.               31,790          668
-  Avid Technology, Inc.                           41,400          668
   Getty Realty Holding Corp.                      46,432          667
   Pacific Crest Capital Inc.                      43,645          666
-  American Axle & Manufacturing
    Holdings, Inc.                                 47,500          665
   A. Schulman Inc.                                38,662          665
-  E. Gottschalk & Co., Inc.                       72,800          664
-  Western Digital Corp.                          102,200          664
   Oriental Financial Group                        27,466          663
-  BioCryst Pharmaceuticals, Inc.                  75,700          662
-  Syntel, Inc.                                    73,505          662
-  Verity, Inc.                                    12,200          661
-  HA-LO Industries, Inc.                          66,900          661
-  Biomatrix, Inc.                                 30,534          660
-  Thermedics Detection Inc.                       65,610          660
   Interface, Inc.                                 76,300          658
-  Advanced Communication
    Systems, Inc.                                  48,000          657
   ABM Industries                                  21,400          657
   Arch Chemicals, Inc.                            27,000          656
-  MetaCreations Corp.                            113,962          655
-  Best Software, Inc.                             40,600          655
-  TBC Corp.                                       92,675          655
-  A.S.V., Inc.                                    28,900          654
-  Chemical Fabrics Corp.                          35,914          653
-  Credit Acceptance Corp.                        108,700          652
-  STAR Telecommunications, Inc.                   83,200          650
-  Echelon International Corp., Inc.               29,000          649
   Tecumseh Products Co. Class B                   11,900          649
-  The Gymboree Corp.                              61,760          648
   NCH Corp.                                       13,100          648
-  Multex.com Inc.                                 24,800          648
-  Republic Bank/Clearwater Fla.                   31,600          648
   Westernbank Puerto Rico                         49,500          647
-  Loews Cineplex
    Entertainment Corp.                            59,400          646
-  FSI International, Inc.                         77,700          646
-  Intraware, Inc.                                 26,900          646
   J.B. Hunt Transport Services, Inc.              39,503          642
-  Advanced Polymer Systems                        91,600          641
   Carolina First Corp.                            26,300          641
-  ITI Technologies, Inc.                          28,300          640
   Harris Financial, Inc.                          59,200          640
-  Offshore Logistics, Inc.                        57,500          640
-  The Kroll-O'Gara Co.                            28,900          638
-  Impath, Inc.                                    23,600          637
-  IMRglobal Corp.                                 33,100          637
-  Software Spectrum, Inc.                         39,200          637
   Oakwood Homes Corp.                             48,500          637
-  Salton, Inc.                                    12,700          635
-  Insight Enterprises, Inc.                       25,650          635
-  Fairchild Corp.                                 49,700          634
   General Cable Corp.                             39,600          634
-  Crown Central Petroleum Corp.
    Class B                                        57,500          632
-  Wavo Corp.                                      99,200          632
-  Checkpoint Systems, Inc.                        70,726          632
-  Hibbett Sporting Goods, Inc.                    28,700          631
   Haven Bancorp, Inc.                             39,400          630
   Flexsteel Industry                              47,300          630
   Titanium Metals Corp.                           56,600          630
-  Learning Tree International, Inc.               57,500          629
-  Professional Detailing, Inc.                    26,700          627
   Cascade Bancorp                                 38,895          627
-  Collagen Aesthetics, Inc.                       45,603          627
-  Magellan Health Services, Inc.                  62,700          627
   Virco Manufacturing Corp.                       38,830          626
-  Bottomline Technologies, Inc.                   11,800          625
   Timberline Software Corp.                       39,700          625
-  Unify Corp.                                     46,200          624
   Bush Industries, Inc.                           37,510          624
   Simmons First National                          19,400          623
   LandAmerica Financial Group, Inc.               21,650          622
-  Healthcare Services Group, Inc.                 63,814          622
   Cabot Industrial Trust REIT                     29,200          620
   SierraWest Bancorp                              20,200          620
   Terra Industries, Inc.                         154,942          620
-  Novoste Corp.                                   29,500          620
   Klamath First Bancorp                           41,300          619
-  Rainbow Technologies, Inc.                      52,400          619
   Penn Engineering &
    Manufacturing Corp.                            27,500          619
   Andover Bancorp, Inc.                           19,675          617
   BostonFed Bancorp, Inc.                         34,500          617
-  Ultratech Stepper, Inc.                         40,900          616
   SITEL Corp.                                    209,600          616
   F & M Bancorporation, Inc.                      16,300          615
-  Pacific Gateway Exchange, Inc.                  21,100          615
-  Parker Drilling Co.                            185,500          614
-  Analytical Surveys, Inc.                        24,700          614
-  Energy Conversion Devices, Inc.                 61,825          614
   Michigan Financial Corp.                        18,939          613
-  Trammell Crow Co.                               37,300          613
-  Aftermarket Technology Corp.                    53,900          613
   Sagent Technology, Inc.                         71,000          612
-  PJ America Inc.                                 28,900          612
-  Concord Communications, Inc.                    13,600          612
   Oregon Steel Mills, Inc.                        45,900          611
-  NetManage, Inc.                                282,957          610
-  Department 56 Inc.                              22,700          610
-  Personnel Group of America, Inc.                60,996          610
   Angelica Corp.                                  34,600          610
-  Precision Response Corp.                       109,000          610
-  Buckeye Technology, Inc.                        40,000          608
   Advanced Marketing Services                     40,500          607
-  Pegasystems Inc.                                59,200          607
-  Presstek, Inc                                   83,900          606
-  Ambassadors International, Inc.                 40,700          605
-  Danielson Holdings Corp.                       105,000          604
-  Tuboscope Inc.                                  44,100          604
-  Waste Industries, Inc.                          33,750          603

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
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                                                                MARKET
                                                                VALUE*
                                                   SHARES        (000)
-----------------------------------------------------------------------
-  Procom Technology, Inc.                         73,000    $     602
-  Todd Shipyards Corp.                            87,600          602
-  Ocwen Financial Corp.                           67,800          602
-  Berlitz International, Inc.                     32,726          601
   Mississippi Chemical Corp.                      61,255          601
-  Brightpoint, Inc.                               99,100          601
-  Oak Technology, Inc.                           165,500          600
-  Alterra Healthcare Corp.                        43,600          599
-  National Beverage Corp.                         65,540          598
-  Image Entertainment, Inc.                       92,000          598
-  Insignia Financial Group, Inc.                  56,866          597
   Worthington Foods                               36,100          596
-  Stericycle, Inc.                                43,900          595
-  HomeBase, Inc.                                  94,300          595
-  ThrustMaster, Inc.                              24,800          595
   Pittston BAX Group                              62,400          593
   L. S. Starrett Co. Class A                      22,000          591
-  ONSALE, Inc.                                    31,200          591
-  Renaissance Worldwide, Inc.                     74,100          590
-  Bristol Hotels & Resorts, Inc.                  78,725          590
-  Documentum, Inc.                                45,200          590
-  Read Rite Corp.                                 95,069          590
   Communications Systems, Inc.                    47,600          589
-  barnesandnoble.com inc.                         32,700          589
-  Forrester Research, Inc.                        23,500          588
   Delta Woodside                                  97,900          587
   Ampco-Pittsburgh Corp.                          45,765          586
   National City Bancorporation                    28,066          586
-  ADE Corp.                                       48,600          583
   Central Bancorp, Inc.                           27,100          583
-  Bluegreen Corp.                                108,240          582
-  Benihana Inc. Class A                           40,100          581
-  Chalone Wine Group Ltd.                         59,500          580
   Merchants Bancshares, Inc.                      25,500          580
   Arch Coal, Inc.                                 41,700          579
   Food Lion Inc. Class B                          50,005          578
-  Artisoft, Inc.                                 113,900          577
   BMC Industries, Inc.                            55,904          577
-  Computer Outsourcing
    Services, Inc.                                 57,600          576
   Trans World Entertainment Corp.                 51,200          576
-  Penwest Pharmaceuticals Co.                     71,963          576
   F.N.B. Corp.                                    21,315          576
-  Juno Online Services, Inc.                      25,000          575
-  Sangstat Medical Corp.                          33,300          574
-  Carmike Cinemas, Inc. Class A                   35,800          571
-  Burlington Industries, Inc.                     62,900          570
-  M&F Worldwide Corp.                             71,800          570
-  Computer Horizons Corp.                         41,138          568
-  Veeco Instruments, Inc.                         16,700          568
-  Advanced Tissue Sciences Inc.                  174,542          567
   Pacific Capital Bancorp                         18,000          567
   TransTechnology Corp.                           28,800          567
   Patina Oil & Gas Corp.                          89,668          566
-  Concur Technologies, Inc.                       20,100          565
   R & G Financial Corp. Cl B                      33,200          564
-  I-Link, Inc.                                   120,400          564
-  Microtouch Systems, Inc.                        37,901          564
   Imperial Sugar Co.                              81,202          563
   Wackenhut Corp.                                 18,900          562
-  Advance Paradigm, Inc.                           9,200          561
-  World Acceptance Corp.                         111,500          561
-  Medco Research, Inc.                            21,300          559
-  Ace Cash Express, Inc.                          39,550          559
-  AMF Bowling, Inc.                               66,200          559
-  Kellstrom Industries, Inc.                      30,600          558
   TCBY Enterprises, Inc.                          92,100          558
-  Gundle/SLT Environmental, Inc.                 131,300          558
   Steelcase Inc.                                  27,900          558
-  New Mexico & Arizona Land Co.                   76,905          558
   Corus Bankshares Inc.                           17,500          557
   Superior Telecom Inc.                           22,250          556
-  Integrated Silicon Solution, Inc.               95,500          555
   Olsten Corp.                                    87,930          555
   Georgia Gulf Corp.                              32,782          553
   Scope Industries                                 8,400          550
-  Friendly Ice Cream Corp.                        68,700          550
-  Peerless Systems Corp.                          52,200          548
   Spartan Motors, Inc.                            95,200          547
   People's Bancshares, Inc.                       27,000          547
-  Able Telcom Holding Corp.                       75,400          547
-  SeaMED Corp.                                    46,500          546
   Met-Pro Corp.                                   43,679          546
-  1-800 CONTACTS, Inc.                            29,100          546
-  Paging Network, Inc.                           113,300          545
   NYMAGIC, Inc.                                   34,800          544
-  Casella Waste Systems, Inc.                     20,900          543
-  OneMain.com, Inc.                               23,000          543
   Gainsco, Inc.                                   92,461          543
-  Hot Topic, Inc.                                 20,100          543
-  J. Jill Group, Inc.                             37,100          543
-  Atrix Laboratories, Inc.                        56,334          542
-  Dura Pharmaceuticals, Inc.                      45,414          542
   Towne Services, Inc.                            68,800          542
-  iXL Enterprises, Inc.                           20,100          540
   Libbey, Inc.                                    18,600          539
-  Trans World Airlines                           109,203          539
-  Vical, Inc.                                     44,400          538
-  Echo Bay Mines Ltd.                            374,500          538
   LabOne Inc.                                     52,500          538
-  Medialink Worldwide, Inc.                       33,600          538
-  Playboy Enterprises Inc. Class A                22,850          537
-  Premisys Communications, Inc.                   73,300          536
-  Trinitech Systems, Inc.                         34,800          535
-  P-Com, Inc.                                    101,800          533
   Jefferson Savings Bancorp, Inc.                 38,400          533
-  LoJack Corp.                                    63,400          531
   Ohio Valley Banc Corp.                          16,625          531
   Cleveland-Cliffs Iron Co.                       16,400          531
-  BankUnited Financial Corp.                      55,100          530
   HMN Financial, Inc.                             45,600          530
-  Mortons Restaurant Group                        27,800          530
   Penford Corp.                                   32,609          530
-  Barrett Business Services, Inc.                 62,300          530
   Commercial Assets                               91,100          529
-  Pharmacyclics, Inc.                             18,900          529
-  Rocky Mountain Internet, Inc.                   44,100          529
-  MPW Industrial Services
    Group, Inc.                                    52,900          529
   Aceto Corp.                                     45,962          529
-  EMCORE Corp.                                    26,200          527
   Bairnco Corp.                                   70,200          527

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
-----------------------------------------------------------------------
                                                                MARKET
EXTENDED MARKET                                                 VALUE*
INDEX FUND                                         SHARES        (000)
-----------------------------------------------------------------------
-  Autoweb.com, Inc.                              35,000     $    523
-  Egghead.com, Inc.                              46,669          522
-  KTI, Inc.                                      36,600          522
-  Sonosite, Inc.                                 30,679          522
-  Hoenig Group, Inc.                             52,200          519
-  Varian Semiconductor Equipment
    Associates, Inc.                              30,500          519
-  School Specialty, Inc.                         32,238          518
-  Object Design, Inc.                           133,400          517
-  Landstar System                                14,300          516
-  Cunningham Graphics
    International, Inc.                           31,000          515
   Correctional Properties Trust REIT             32,700          515
   Bowne & Co., Inc.                              39,600          515
-  Willis Lease Finance Corp.                     31,500          514
-  Javelin Systems, Inc.                          41,900          513
-  AstroPower, Inc.                               29,300          513
-  Nashua Corp.                                   51,800          512
-  Wit Capital Group, Inc.                        15,000          510
-  Aspect
    Telecommunications Corp.                      52,300          510
-  Actuate Software Corp.                         19,200          509
-  Duane Reade Inc.                               16,600          508
   Warren Bancorp, Inc.                           61,400          507
-  Zomax Inc.                                     11,500          506
   Calgon Carbon Corp.                            85,100          505
-  OnHealth Network Co.                           47,500          505
-  Jackpot Enterprises, Inc.                      59,327          504
-  Peapod, Inc.                                   63,500          504
-  APAC Teleservices, Inc.                       154,589          502
   K2 Inc.                                        56,145          502
-  Crescent Operating, Inc. REIT                  73,580          501
-  GT Interactive Software Corp.                 143,200          501
-  Applied Analytical Industries, Inc.            44,500          501
   Progress Financial Corp.                       34,230          501
   Bel Fuse, Inc.- Class B                        19,250          501
-  Interneuron Pharmaceutical, Inc.              182,000          501
   Oregon Trail Financial Corp.                   39,100          499
-  Columbia Sportswear Co.                        32,400          498
-  Cameron Ashley Building Products               47,700          498
-  Pride International Inc.                       47,100          497
-  Kensey Nash Corp.                              62,000          496
-  Foodarama Supermarkets, Inc.                   16,600          496
-  Imperial Credit                                69,874          496
-  Globe Business Resources, Inc.                 38,100          495
   Frisch's Restaurants, Inc.                     47,634          494
   Apex Mortgage Capital, Inc. REIT               37,100          494
   United Wisconsin Services, Inc.                61,700          494
   Engineered Support Systems, Inc.               41,750          493
-  Kopin Corp.                                    20,600          493
-  Saga Communications, Inc.                      26,475          493
   Lab Holdings, Inc.                             35,500          493
   PMC Capital, Inc.                              58,800          492
-  Trico Marine Services, Inc.                    75,000          492
-  Central Garden and Pet Co.                     48,000          492
-  Highlands Insurance Group                      46,800          491
-  Glenayre Technologies, Inc.                   136,712          491
   Brown & Brown, Inc.                            12,900          490
-  Civic Bancorp                                  34,651          489
-  Piercing Pagoda, Inc.                          38,750          489
-  Lifeline Systems, Inc.                         25,300          487
   Gold Banc Corp., Inc.                          36,900          484
-  PC Connection, Inc.                            40,100          484
-  Converse Inc.                                 133,433          484
-  Franklin Covey Co.                             65,500          483
   Harleysville Group, Inc.                       23,500          482
-  Celera Genomics                                29,700          481
   Telxon Corp.                                   60,500          480
-  North American Vaccine, Inc.                   98,500          480
   PS Group Holdings Inc.                         43,900          480
-  Sunterra Corp.                                 34,450          480
-  PhyCor, Inc.                                   64,825          480
-  SPS Technologies, Inc.                         12,800          480
-  Meta Group, Inc.                               31,100          478
-  Oxigene, Inc.                                  50,661          478
-  Jan Bell Marketing Inc.                       136,600          478
-  CTB International Corp.                        57,500          478
-  Shoney's Inc.                                 218,300          478
-  BTG Inc.                                       79,400          476
-  Capital Corp. of the West                      38,100          476
-  Stage Stores, Inc.                             73,100          475
   HEICO Corp.                                    19,029          473
   Abington Bancorp Inc.                          35,000          473
-  Triad Hospitals, Inc.                          35,000          472
-  American Software, Inc. Class A               106,450          472
-  Meade Instruments Corp.                        27,300          471
-  Unique Mobility, Inc.                          99,000          470
-  Natrol, Inc.                                   62,500          469
   Dimon Inc.                                     90,350          469
-  Drexler Technology Corp.                       49,211          468
-  Metro One
    Telecommunications, Inc.                      34,000          467
   Yardville National Bancorp                     37,385          467
   PVF Capital Corp.                              32,490          467
-  American Bank Note
    Holographics, Inc.                           169,800          467
-  Callon Petroleum Co.                           45,200          466
-  UniCapital Corp.                               73,800          466
-  Ocular Sciences, Inc.                          26,800          466
-  Koala Corp.                                    17,400          465
   S.Y. Bancorp, Inc.                             18,600          465
-  EMS Technologies, Inc.                         31,914          463
-  QMS, Inc.                                      84,100          463
-  Florida Banks, Inc.                            59,200          462
   Midwest Grain Products                         41,550          462
-  PCD, Inc.                                      42,000          462
-  Abgenix, Inc.                                  23,200          461
   Texas Regional Bancshares, Inc.                16,900          459
-  Miami Computer Supply Corp.                    24,300          459
-  Digital Link Corp.                             61,100          458
-  HMT Technology Corp.                          183,300          458
-  Kendle International Inc.                      28,600          458
   HEICO Corp. Class A                            18,864          457
-  Mapics Inc.                                    43,200          456
-  Digital Generation Systems                     93,495          456
-  TCI Satellite Entertainment, Inc.
    Class A                                      154,777          455
-  Raytel Medical Corp.                           98,200          454
-  ITLA Capital Corp.                             28,800          454
-  MSC.Software Corp.                             78,000          453
-  Theragenics Corp.                              65,200          452
-  LINC Capital, Inc.                             50,900          452

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                                                                MARKET
                                                                VALUE*
                                                   SHARES        (000)
-----------------------------------------------------------------------
   Ryerson Tull, Inc.                             19,977     $    451
   TF Financial Corp.                             23,312          450
-  Pilgrim Capital Corp.                          23,200          449
-  Nuevo Energy Co.                               33,900          449
-  NorthEast Optic Network, Inc.                  29,800          449
-  Invision Technologies, Inc.                    87,000          446
-  Sunrise Medical, Inc.                          62,500          445
-  Halter Marine Group, Inc.                      67,093          444
-  Audio Book Club, Inc.                          34,100          443
   Tremont Corp.                                  20,609          443
   Holly Corp.                                    33,100          443
   Pillowtex Designs                              27,111          442
   Home Bancorp                                   16,000          442
-  Integrated Health Services, Inc.               55,213          442
-  Geron Corp.                                    42,300          442
-  Key Tronic Corp.                               78,200          440
-  Veritas DGC Inc.                               24,000          440
-  Home Products International Inc.               51,620          439
-  Vlasic Foods International, Inc.               60,000          439
   First Mutual Savings Bank                      36,544          439
-  National Techteam, Inc.                        79,700          438
-  Twinlab Corp.                                  51,000          438
   Cavalry Bancorp, Inc.                          19,200          438
-  General DataComm
    Industries, Inc.                             166,800          438
-  Mysoftware Co.                                 28,300          437
-  Thermo Cardiosystems Inc.                      40,050          436
-  Strategic Distribution, Inc.                  188,300          435
-  Myriad Genetics, Inc.                          48,300          435
-  Epicor Software Corp.                          58,412          434
-  MLC Holdings, Inc.                             56,000          434
-  Thermotrex Corp.                               56,900          434
   The First Years Inc.                           28,900          433
   Schweitzer-Mauduit
    International, Inc.                           28,800          432
-  Delta Financial Corp.                          67,700          432
   Ventas, Inc.                                   80,165          431
-  ResortQuest International, Inc.                52,200          431
-  LifePoint Hospitals, Inc.                      31,720          426
-  Rentrak Corp.                                  84,900          424
-  Startec Global
    Communications Corp.                          35,000          424
-  MSC Industrial Direct Co., Inc.
    Class A                                       41,400          424
   Harmon Industries, Inc.                        21,400          424
-  Metrocall, Inc.                               154,000          424
-  Keystone Consolidated
    Industries, Inc.                              63,919          423
   WesterFed Financial Corp.                      25,853          423
-  MECON, Inc.                                    56,200          422
-  Cellegy Pharmaceuticals, Inc.                  90,800          420
-  Affiliated Managers Group, Inc.                13,900          420
-  800-JR CIGAR, Inc.                             33,900          420
-  Immune Response                                77,983          419
-  Romac International, Inc.                      47,100          418
-  Serologicals Corp.                             51,300          417
   G & L Realty Corp.                             36,200          416
-  McWorter Technologies Inc.                     28,800          416
-  Getty Petroleum Marketing Inc.                138,232          415
-  Catalytica, Inc.                               29,600          414
   Amcast Industrial Corp.                        25,400          414
-  Evans & Sutherland
    Computer Corp.                                31,697          414
-  Coeur D'Alene Mines Corp.                      89,500          414
   A.T. Cross Co. Class A                         74,300          413
-  BioTime, Inc.                                  35,300          413
-  Integral Systems, Inc.                         18,100          412
-  Varian, Inc.                                   30,500          412
   Bay State Bancorp, Inc.                        20,000          411
-  Belco Oil & Gas Corp.                          59,200          411
-  American Classic Voyager Co.                   17,100          410
-  Interlink Electronics Inc.                     41,200          409
   Guilford Mills, Inc.                           39,425          409
-  Diamond Multimedia
    Systems, Inc.                                 99,100          409
-  Systemax Inc.                                  32,846          406
-  Lone Star Steakhouse &
    Saloon, Inc.                                  41,763          406
   Boston Acoustics, Inc.                         22,700          406
-  Mansur Industries, Inc.                        40,500          405
-  Alliance Pharmaceutical Corp.                 153,700          403
-  Input/Output, Inc.                             53,300          403
-  Lynx Therapeutics Inc.                         35,625          403
   Laser Mortgage
    Management, Inc.                             116,900          402
   Central Vermont Public
    Service Corp.                                 31,500          402
-  Andrea Radio Corp.                             61,700          401
-  Transworld Healthcare Inc.                    118,445          400
-  Syncor International Corp.                     11,100          400
-  Fatbrain.com Inc.                              23,800          399
-  Crestline Capital Corp.                        23,665          398
-  theglobe.com, inc.                             20,200          398
-  Alpine Group, Inc.                             24,600          395
-  Elite Information Group, Inc.                  73,500          395
-  Chesapeake Energy Corp.                       134,300          395
-  Mobius Management
    Systems, Inc.                                 47,800          394
-  Merix Corp.                                    51,700          394
-  SPR Inc.                                       74,200          394
-  Hanger Orthopedic Group, Inc.                  27,500          390
-  Vertex Communications Corp.                    28,500          390
   American Insured
    Mortgage Investors                            70,500          388
   CFS Bancorp, Inc.                              35,400          387
-  Metrika Systems Corp.                          44,200          387
   OmniQuip International, Inc.                   49,000          386
-  Perclose, Inc.                                  8,000          384
   Sterling Bancorp                               20,200          384
-  Schein Pharmaceutical, Inc.                    31,800          384
-  Applied Magnetics Corp.                       124,700          382
   Wackenhut Corp. Class B                        15,862          381
-  Artisan Components, Inc.                       32,600          379
   First Source Corp.                             11,770          377
-  Zygo Corp.                                     32,800          375
-  Wall Data Inc.                                 39,200          375
-  AMREP Corp.                                    65,700          374
-  Onyx Acceptance Corp.                          49,000          374
-  Novavax, Inc.                                 106,500          373
-  Juniper Networks INC                            2,500          373
-  Competitive Technologies, Inc.                 56,200          372
-  Candela Corp.                                  26,100          372

-----------------------------------------------------------------------
                                                                MARKET
EXTENDED MARKET                                                 VALUE*
INDEX FUND                                         SHARES        (000)
-----------------------------------------------------------------------
-  Syntroleum Corp.                               41,600     $    372
-  MAI Systems Corp.                             114,275          371
-  Time Warner Telecom Inc.                       12,800          371
-  Sames Corp.                                    18,650          371
-  Budget Group, Inc.                             30,000          369
-  Caliber Learning Network, Inc.                 77,100          366
-  JLK Direct Distribution Inc.
    Class A                                       39,300          366
   Herbalife International Class B                42,400          366
   BancFirst Corp.                                10,674          366
-  Pediatrix Medical Group, Inc.                  17,200          365
   HealthPlan Services Corp.                      53,600          365
   Sterling Bancshares, Inc.                      27,300          365
-  Allou Health & Beauty, Inc.                    51,400          363
-  XETA Corp.                                     11,800          363
-  Hecla Mining Co.                              175,800          363
-  Restoration Hardware, Inc.                     27,100          362
-  American Science &
    Engineering, Inc.                             39,100          362
-  Cypros Pharmaceuticals Corp.                  147,900          361
   Avado Brands, Inc.                             42,976          360
-  Lechters Corp.                                143,700          359
-  Gilman & Ciocia, Inc.                          39,100          359
-  Digital Island Inc.                            20,000          359
-  Matrix Bancorp, Inc.                           25,600          358
   JeffBanks, Inc.                                12,600          358
-  autobytel.com inc.                             17,100          357
-  Systems & Computer
    Technology Corp.                              24,500          357
-  Phoenix International Ltd., Inc.               55,700          355
-  American Dental Partners, Inc.                 31,900          355
-  Interpore International                        86,000          355
-  Exabyte Corp.                                  91,300          354
-  Hector Communications Corp.                    35,350          354
-  Jenny Craig Inc.                              100,600          352
   Landmark Bancshare, Inc.                       18,700          352
-  NBTY, Inc.                                     54,100          352
   Main Street Bancorp, Inc.                      24,182          351
-  Caribiner International, Inc.                  56,600          350
-  Coram Healthcare Corp.                        199,929          350
-  Merisel, Inc.                                 153,310          350
   OEA, Inc.                                      39,300          349
   Southern Financial Bancorp, Inc.               17,100          348
   GBC Bancorp                                    17,200          348
-  Blue Rhino Corp.                               37,800          347
   MOCON, Inc.                                    59,062          347
-  Cytogen Corp.                                 178,469          346
-  Scios, Inc.                                   106,168          345
   Heilig-Meyers Co.                              50,618          345
-  Arch Communications Group, Inc                 40,533          345
-  OAO Technology Solutions, Inc.                 91,520          343
   BHA Group Holdings Inc.                        41,437          342
-  SERENA Software, Inc.                          25,400          341
-  Radio One, Inc.                                 7,300          339
-  Simula, Inc.                                   52,200          339
-  Landmark Systems Corp.                         32,700          339
   East Texas Financial Services, Inc.            24,000          339
   Merchants Group, Inc.                          15,100          338
-  Brocade Communications
    Systems, Inc.                                  3,500          338
   Westcorp, Inc.                                 30,000          337
-  Canandaigua Brands, Inc. Class B                6,375          336
-  InterDent, Inc.                                45,974          336
-  Miravant Medical Technology                    47,000          335
-  FPIC Insurance Group, Inc.                      6,900          335
-  PAREXEL International Corp.                    25,100          334
-  Invitrogen Corp.                               13,500          333
-  Clarus Corp.                                   66,400          332
-  USDATA Corp., Inc.                             85,150          330
-  Orthologic Corp.                              133,600          330
-  Cybershop International, Inc.                  47,800          329
-  Komag, Inc.                                    99,000          328
   Vesta Insurance Group, Inc.                    70,500          326
-  TCSI Corp.                                    126,529          324
-  Industrial Distribution Group, Inc.            64,000          324
-  Landry's Seafood
    Restaurants, Inc.                             40,500          324
   Phillips International Realty Corp.
    REIT                                          19,200          324
-  Metrologic Instruments, Inc.                   28,400          323
-  Genome Therapeutics Corp.                     106,930          321
-  Ultralife Batteries, Inc.                      58,300          321
-  Alliance Gaming Corp.                          84,528          317
-  WHX Corp.                                      47,564          312
-  Applied Graphics
    Technologies, Inc.                            24,600          311
   Liberty Homes, Inc. Class A                    32,500          310
   Technitrol, Inc.                                9,600          310
-  Brass Eagle Inc.                               16,400          307
-  Data Transmission Network Corp.                10,900          307
-  Sizzler International                         136,050          306
-  Vertel Corp.                                  163,091          306
-  Drypers Corp.                                 109,500          305
-  QAD Inc.                                       99,400          304
-  Objective Systems
    Integrators, Inc.                            110,400          304
   Resource Bancshares
    Mortgage Group, Inc.                          29,600          303
-  Commonwealth Telephone
    Enterprises Class B                            7,400          302
-  Family Golf Centers, Inc.                      39,200          301
-  Morrison Knudsen Corp.                         29,200          301
-  Tristar Corp.                                  43,400          301
-  Clayton Williams Energy, Inc.                  50,700          301
-  DLJdirect                                      10,200          301
   Bank of Granite Corp.                          12,200          300
   Republic Banking Corp. of Florida              15,600          300
-  Florsheim Group Inc.                           53,015          298
-  Catalina Lighting, Inc.                        59,400          297
-  Fresh America Corp.                            21,100          295
-  SONUS Pharmaceuticals, Inc.                    56,800          295
-  Microwave Power Devices, Inc.                  19,100          294
-  Algos Pharmaceutical Corp.                     13,300          293
   Hancock Fabrics, Inc.                          66,900          293
-  Vivus, Inc.                                   111,500          293
-  Building One Services Corp.                    21,036          292
-  Omega Worldwide, Inc.                          71,715          291
-  Mitcham Industries, Inc.                       72,800          291
-  First Commonwealth, Inc.                       11,850          291
-  North American Scientific, Inc.                35,200          290
-  Energy Research Corp.                          20,300          289
-  Zoltek Cos., Inc.                              36,400          289

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
-   Autotote Corp.                                         121,167            $    288
-   Colorado MEDtech, Inc.                                  13,100                 287
    Southwest Securities Group, Inc.                         4,000                 287
-   Mattson Technology, Inc.                                22,600                 285
-   Response Oncology, Inc.                                 96,603                 284
-   HORIZON Pharmacies, Inc.                                48,200                 283
-   Hospitality Worldwide Services                          78,000                 283
    Brookline Bancorp, Inc.                                 24,375                 282
-   Equivest Finance, Inc.                                  51,675                 279
-   Heartport Inc.                                         117,200                 278
-   The Sports Authority, Inc.                              62,700                 278
    Davel Communications, Inc.                              51,300                 276
    TransPro Inc.                                           52,510                 276
-   eGames, Inc.                                            86,400                 275
-   ResMed Inc.                                              8,200                 272
    Marion Capital Holdings                                 13,100                 272
-   Cohesion Technologies, Inc.                             45,003                 270
-   4Front Technologies, Inc.                               27,300                 270
-   Excalibur Technologies Corp.                            18,900                 269
-   ModaCAD, Inc.                                           24,000                 267
-   Immunomedics Inc.                                      181,600                 267
-   Eagle Food                                              86,200                 267
    Maine Public Service Co.                                15,000                 266
-   Genesis Direct, Inc.                                   141,800                 266
-   Amresco, Inc.                                           41,300                 266
-   Worldtex Inc.                                          111,944                 266
    Newmil Bancorp, Inc.                                    23,900                 263
    Prime Bancshares, Inc.                                  14,700                 263
-   American Access
      Technologies Inc.                                     14,200                 263
    Astro-Med, Inc.                                         38,150                 262
    U.S.B. Holding Co., Inc.                                17,080                 262
-   PathoGenesis Corp.                                      18,400                 261
-   CHS Electronics, Inc.                                   59,600                 261
    Golden Enterprises Inc.                                 69,500                 261
    Huntco Inc. Class A                                     86,000                 258
-   Cholestech Corp.                                       100,300                 257
-   Just for Feet, Inc.                                     39,924                 257
-   K-tel International, Inc.                               36,700                 256
    Great Southern Bancorp, Inc.                             9,600                 256
-   Nobility Homes, Inc.                                    34,000                 255
-   Franklin Electronic Publishers, Inc.                    69,100                 255
-   Osteotech, Inc.                                          8,850                 254
-   Gibson Greetings, Inc.                                  40,100                 254
    Commercial Net Lease Realty REIT                        19,700                 254
-   Paul-Son Gaming Corp.                                   28,100                 253
-   Advanced Magnetics, Inc.                                60,200                 252
-   Ivex Packaging Corp.                                    11,400                 251
-   Plasma-Therm, Inc.                                      91,000                 250
-   The TesseracT Group, Inc.                               95,000                 249
    Wiser Oil Co.                                           75,000                 248
    Crown Crafts, Inc.                                      56,740                 248
    Guaranty Federal Bancshares, Inc.                       21,100                 248
-   Craig Corp.                                             35,023                 247
-   Res-Care, Inc.                                          10,700                 243
-   JLM Industries, Inc.                                    46,300                 243
    Boddie-Noell Properties Inc.                            21,100                 243
-   ContiFinancial Corp.                                    67,800                 242
-   Molecular Biosystems, Inc.                              98,934                 241
    Community Bank System, Inc.                              9,500                 241
-   Stac Software, Inc.                                     43,325                 241
-   SOS Staffing Services, Inc.                             45,800                 240
    Alabama National
      BanCorporation                                         9,600                 240
-   US SEARCH.com Inc.                                      30,000                 240
    Craftmade International, Inc.                           18,400                 239
-   Fresh Foods Inc.                                        27,600                 238
-   Atlantic Bank & Trust Co.                               13,400                 238
-   Hyseq, Inc.                                             67,700                 235
-   MeriStar Hotels & Resorts, Inc.
      REIT                                                  68,000                 234
-   US Physical Therapy, Inc.                               27,400                 233
-   Acme Electric Corp.                                     42,800                 233
-   The Rottlund Co.                                        50,300                 233
-   Playboy Enterprises, Inc. Class B                        8,750                 232
    Redwood Empire Bancorp                                   9,700                 232
    BeautiControl Cosmetics                                 50,050                 231
    Ohio Art Co.                                            14,800                 231
    Western Beef                                            37,160                 230
-   Careerbuilder, Inc.                                     17,500                 230
-   CRW Financial, Inc.                                     44,700                 229
-   Information Management
      Associates, Inc.                                      65,400                 229
    Summit Bancshares, Inc.                                 13,100                 228
-   Navigant International, Inc.                            28,869                 227
-   Matthews Studio
      Equipment Group                                       29,300                 227
-   ImmuLogic Pharmaceutical Corp.                         121,000                 227
    Birmingham Steel Corp.                                  54,550                 225
-   Korn/Ferry International                                13,200                 224
-   Breed Technological Inc.                                99,500                 224
-   Global Vacation Group, Inc.                             49,500                 223
-   Universal Stainless &
      Alloy Products, Inc.                                  38,700                 223
    Richmond County Financial Corp.                         11,550                 222
-   Creditrust Corp.                                         8,000                 222
-   National Record Mart, Inc.                              53,000                 222
-   Homestead Village, Inc.                                 90,770                 221
-   Enstar Inc.                                             23,266                 221
-   Chic By H.I.S., Inc.                                    83,000                 220
-   U.S. Energy Corp.                                       58,770                 220
    United Community Financial Corp.                        15,000                 220
-   Cognizant Technology
      Solutions Corp.                                        8,400                 219
-   Viasoft, Inc.                                           62,452                 219
-   Perini Corp.                                            38,400                 218
-   Lakes Gaming, Inc.                                      19,900                 218
-   Barnett, Inc.                                           29,000                 218
    Black Hills Corp.                                        9,400                 217
    Vulcan International Corp.                               5,900                 216
    MFB Corp.                                               10,000                 215
-   Genesis Health Ventures Inc.                            71,650                 215
-   Segue Software, Inc.                                    29,600                 215
-   Edify Corp.                                             16,000                 214
-   Newcor, Inc.                                            43,880                 214
    Community Federal Bancorp, Inc.                         16,300                 212
    Spartech Corp.                                           6,700                 212
-   Universal Display Corp.                                 49,700                 211
-   System Software Associates, Inc.                       127,150                 211
-   KFX, Inc.                                              140,350                 211
    Merit Holding Corp.                                      9,200                 208
-   INSO Corp.                                              38,600                 207

--------------------------------------------------------------------------------------
                                                                               MARKET
EXTENDED MARKET                                                                VALUE*
INDEX FUND                                                  SHARES              (000)
--------------------------------------------------------------------------------------
    Cooper Cos., Inc.                                        8,300            $    207
-   High Plains Corp.                                      107,997                 206
    Frontier Financial Corp.                                 8,400                 206
    Second Bancorp, Inc.                                     7,000                 205
-   Graham-Field Health
      Products Inc.                                        136,416                 205
-   Rimage Corp.                                            13,600                 204
-   Amylin Pharmaceuticals, Inc.                           181,200                 204
-   ChromaVision Medical
      Systems, Inc.                                         20,500                 202
    FirstSpartan Financial Corp.                             8,700                 202
    First Bancorp North Carolina                             7,800                 201
-   Republic First Bancorp, Inc.                            25,030                 200
    Barnes Group, Inc.                                       9,200                 200
-   TSR, Inc.                                               23,500                 200
-   ShoLodge, Inc.                                          39,333                 199
-   PSW Technologies. Inc.                                  50,600                 196
    Resource Asset Investment Trust
      REIT                                                  15,500                 196
-   Seacoast Financial Services Corp.                       17,170                 195
-   Hawthorne Financial Corp.                               12,000                 195
-   Filene's Basement Corp.                                135,650                 195
-   Hawk Corp. Class A                                      22,000                 194
-   Roy F. Weston, Inc.                                     64,600                 194
    CPB, Inc.                                                7,300                 193
    Green Mountain Power Corp.                              16,907                 190
-   Play By Play Toys & Novelties, Inc.                     46,100                 189
-   NeoPharm, Inc.                                          12,700                 187
-   Open Market, Inc.                                       13,200                 187
-   PMR Corp.                                               56,500                 187
-   Inference Corp. Class A                                 44,000                 187
-   Carrington Labs Inc.                                    64,872                 187
-   Applied Microsystems Corp.                              59,600                 186
-   Tultex Corp.                                           246,900                 185
-   Aqua Alliance Inc.                                     183,398                 183
-   International Microcomputer
      Software, Inc.                                        37,600                 183
-   Bank Plus Corp.                                         34,100                 183
-   Alcide Corp.                                            10,100                 182
-   Data Systems & Software, Inc.                           50,600                 180
-   800 Travel Systems, Inc.                                44,900                 180
    Waddell & Reed Financial, Inc.                           6,500                 178
-   Tut Systems, Inc.                                        3,600                 176
-   BroadBand Technologies, Inc.                            71,200                 176
-   NovaCare, Inc.                                         117,100                 176
-   Einstein/Noah Bagel Corp.                              180,700                 175
-   Nastech Pharmaceutical Co., Inc.                        52,300                 173
-   Kevco, Inc.                                             21,000                 172
-   Horizon Medical Products, Inc.                          28,200                 169
-   ThermoLase Corp.                                       128,900                 169
    Penn Engineering &
      Manufacturing Corp. Class A                            8,300                 169
-   Internet America, Inc.                                   8,900                 168
-   Network Access Solutions Corp.                          12,500                 166
-   Aztec Technology Partners, Inc.                         88,068                 165
-   Versant Corporation                                     65,100                 163
-   e-Net, Inc.                                             33,900                 161
-   VIB Corp.                                               17,510                 161
-   Destia Communications, Inc.                             12,800                 158
-   Safety First Inc.                                       26,900                 158
    Coast Bancorp                                            7,800                 158
    State Financial Services Corp.
      Class A                                               10,300                 157
-   Information Holdings Inc.                                8,000                 157
-   Maxwell Technologies, Inc.                               6,500                 156
    Westbanco Inc.                                           5,200                 156
-   U.S. Office Products Co.                                29,011                 156
-   Barnwell Industries, Inc.                               13,400                 156
    Unity Bancorp, Inc.                                     13,125                 154
-   Hollywood Casino Corp.                                 102,600                 154
-   Silknet Software, Inc.                                   3,800                 154
-   C2, Inc.                                                24,600                 154
-   PETCO Animal Supplies, Inc.                              9,630                 152
    United Guardian, Inc.                                   31,800                 151
-   Safeguard Health
      Enterprises, Inc.                                     33,565                 151
-   Darling International, Inc.                             77,900                 151
-   NVIDIA Corp.                                             7,800                 149
-   Wintrust Financial Corp.                                 8,400                 148
-   Big Entertainment, Inc.                                  9,400                 147
-   Wave Technologies International                         40,800                 145
    Greater Delaware Valley
      Savings Bank                                          15,200                 143
-   Princeton Video Image, Inc.                             31,600                 143
    Greater Bay Bancorp                                      4,300                 143
-   Cytoclonal Pharmaceutics Inc.                           22,600                 143
-   Metal Management, Inc.                                  95,000                 143
    Kentucky First Bancorp, Inc.                            11,600                 141
-   Atlantic Coast Airlines Holdings                         7,400                 141
-   Coulter Pharmaceutical, Inc.                             6,200                 140
    Peekskill Financial Corp.                               10,400                 138
-   Ziff-Davis Inc. - ZDNet                                  5,300                 138
-   Mediware Information
      Systems, Inc.                                         17,900                 135
    Urstadt Biddle Properties REIT                          17,800                 133
-   Sharper Image Corp.                                     15,300                 130
-   Creative Computers, Inc.                                16,000                 128
-   H.T.E., Inc.                                            37,500                 127
-   SEEC, Inc.                                              29,500                 125
-   TD Waterhouse Group, Inc.                                5,000                 125
-   United Payors &
      United Providers, Inc.                                 5,400                 125
-   Metro Information Services, Inc.                         7,500                 125
-   Fourth Shift Corp.                                      33,800                 125
    Harrodsburg First
      Financial Bancorp                                      9,800                 124
-   Carson Inc.                                             37,300                 124
    Horizon Financial Corp.                                  9,000                 123
-   Coda Music Technology, Inc.                             51,100                 123
-   Schick Technologies, Inc.                               40,000                 122
-   BioSpecifics Technology                                 40,800                 122
    Allied Products Corp.                                   42,101                 121
-   Secure Computing Corp.                                  49,600                 121
-   Adams Golf, Inc.                                        47,100                 121
-   IGI, Inc.                                               68,500                 120
-   Bolle Inc.                                              43,590                 120
-   Consumer Portfolio Services, Inc.                       71,600                 120
-   Cal Dive International, Inc.                             4,000                 120
-   Factory 2-U Stores Inc.                                  6,400                 118
-   CD Warehouse, Inc.                                      13,800                 118
    Lindsay Manufacturing Co.                                6,700                 118
-   Hauser, Inc.                                            21,300                 117

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
-   Sunburst Hospitality Corp.                              19,666            $    116
-   Winfield Capital Corp.                                   5,000                 115
-   American Aircarriers Support, Inc.                      13,300                 115
    CRIIMI MAE, Inc. REIT                                   50,900                 115
-   Socrates Technologies Corp.                            107,100                 114
-   Boron, LePore & Associates, Inc.                        13,500                 113
-   Heartland Express, Inc.                                  6,900                 113
-   Capital Trust Class A                                   25,000                 112
-   Strouds, Inc.                                           69,100                 112
-   Starter Corp.                                           89,800                 112
-   Zonagen, Inc.                                           12,100                 112
-   Party City Corp.                                        28,800                 111
-   Dataware Technologies, Inc.                             46,600                 111
-   Community Capital Corp.                                 11,000                 110
-   DecisionOne Holdings Corp.                              57,929                 109
-   CAIS Internet, Inc.                                      5,900                 108
-   Nitches Inc.                                            30,128                 108
-   Seven Seas Petroleum Inc.                               39,000                 107
    Urban Shopping Centers, Inc. REIT                        3,400                 107
-   Docucorp International                                  25,940                 107
-   ATEC Group, Inc.                                        27,100                 105
-   Accelr8 Technology Corp.                                52,400                 105
-   Famous Dave's of America, Inc.                          41,300                 105
-   Navarre Corp.                                           10,500                 103
    LSB Bancshares, Inc.                                     5,400                 103
-   Precision Systems, Inc.                                109,300                 102
-   Interface Systems Inc.                                  30,300                 102
    Molex, Inc. Class A                                      3,241                 102
    Aames Financial Corp.                                   77,100                 101
-   Steinway Musical
      Instruments Inc.                                       3,800                 101
-   Samsonite Corp.                                         20,064                 100
-   Puma Technology, Inc.                                   19,100                 100
-   United Road Services, Inc.                              19,200                  98
-   Lexington Global Asset
      Managers, Inc.                                        27,600                  98
-   SCC Communications Corp.                                22,400                  98
-   Marcam Solutions, Inc.                                  13,100                  98
    Peoples Holding Co.                                      3,000                  97
-   Four Media Co.                                          14,900                  97
    Commercial Bank of New York                              7,900                  97
    Heritage Financial Corp.                                11,300                  97
-   Hitox Corp. of America                                  40,700                  97
-   Ceres Group, Inc.                                       10,500                  96
-   Glacier Water Services, Inc.                             4,800                  95
-   Ecogen, Inc.                                            32,940                  95
-   Rainbow Rentals, Inc.                                    8,200                  94
-   Celtrix Pharmaceuticals                                 75,300                  94
-   Display Technologies, Inc.                              23,885                  94
-   Natural Alternatives
      International, Inc.                                   27,300                  94
-   Nutrition for Life International, Inc.                  43,900                  93
    ABC Bancorp                                              7,000                  93
    Belmont Bancorp.                                         9,200                  93
    Price Enterprises, Inc.                                 12,668                  91
    Service Merchandise Co., Inc.                          241,499                  91
-   VitalCom Inc.                                           42,200                  90
-   Telular Corp.                                           30,325                  89
-   Applied Digital Access, Inc.                            19,600                  88
-   Viant Corp.                                              2,500                  88
    Vulcan Materials Co.                                     1,800                  87
-   Royal Gold, Inc.                                        19,000                  87
-   BankFirst Corp.                                          9,100                  84
-   Globecomm Systems, Inc.                                  8,500                  84
-   Maker Communications, Inc.                               2,700                  84
-   Central Financial
      Acceptance Corp.                                      22,900                  83
-   GSI Lumonics, Inc.                                      21,578                  82
-   Labtec, Inc.                                            19,200                  82
    Peoples BancTrust Co., Inc.                              4,800                  82
    First of Long Island Corp.                               2,250                  81
-   Capital Title Group, Inc.                               32,300                  81
-   AppliedTheory Corp.                                      6,300                  80
-   Food Technology Service, Inc.                           18,700                  79
-   Monarch Dental Corp.                                    25,000                  79
-   Clean Harbors Inc.                                      43,500                  79
-   Genzyme Surgical Products                               17,574                  77
    West Coast Bancorp                                       4,400                  77
-   StarMedia Network, Inc.                                  1,200                  77
-   Service Experts, Inc.                                    3,500                  77
-   Trimedyne, Inc.                                         60,000                  75
-   Gold Reserve Inc. Class A                               63,400                  72
-   SurModics, Inc.                                          4,400                  72
-   BWC Financial Corp.                                      3,000                  71
-   Female Health Co.                                       37,600                  71
-   Computron Software, Inc.                                76,500                  69
    Timberland Bancorp, Inc.                                 5,900                  69
-   America Service Group Inc.                               4,500                  69
-   Medical Dynamics, Inc.                                  63,700                  68
-   Universal Electronics, Inc.                              2,400                  67
-   Agritope, Inc.                                          19,220                  67
-   Dunn Computer Corp.                                     33,200                  66
-   Latitude Communications, Inc.                            5,100                  66
-   Planet Hollywood International, Inc.
      Class A                                               95,400                  66
-   SCB Computer Technology, Inc.                           12,400                  65
-   Intelligent Medical Imaging, Inc.                       86,700                  65
-   V.I. Technologies, Inc.                                 12,800                  64
    America First Mortgage
      Investments, Inc. REIT                                13,100                  64
    United Mobile Homes, Inc.                                6,500                  61
-   Technisource, Inc.                                      11,600                  60
-   Viisage Technology, Inc.                                50,000                  59
-   Evercel, Inc.                                            5,332                  59
    Vornado Operating Inc. REIT                              7,329                  59
-   Mariner Post-Acute
      Network, Inc.                                        103,285                  58
-   E-Z-EM, Inc. Class A                                    10,300                  58
-   AML Communications, Inc.                                38,600                  58
-   American Coin
      Merchandising, Inc.                                    8,800                  57
-   V-One Corp.                                             21,000                  57
    Wainwright Bank & Trust Co.                              7,000                  57
-   Let's Talk Cellular & Wireless, Inc.                    16,100                  56
-   Applied Biometrics, Inc.                                11,900                  56
    Liberte Investors, Inc.                                 16,000                  55
    FNB Financial Services Corp.                             3,600                  55
-   Gallery of History, Inc.                                10,400                  55
-   American Banknote Corp.                                174,000                  54
-   ONYX Software Corp.                                      2,500                  54
-   Modtech Holdings, Inc.                                   4,679                  53
    California Independent Bancorp                           2,578                  53

---------------------------------------------------------------------------------------
                                                                                MARKET
EXTENED MARKET                                                                  VALUE*
INDEX FUND                                                            SHARES     (000)
---------------------------------------------------------------------------------------
-   Orphan Medical, Inc.                                     8,700            $     52
-   Network Plus Corp.                                       2,500                  52
    TriCo Bancshares                                         2,800                  52
    Peoples Bank                                             2,710                  51
    Coca-Cola Bottling Co.                                     900                  50
-   Electronic Processing, Inc.                              4,800                  50
-   Ariel Corp.                                             21,800                  50
-   JWGenesis Financial Corp.                                3,400                  48
-   Barrister Information
      Systems Corp.                                         16,000                  48
-   Shoe Pavilion, Inc.                                     10,600                  48
    Ecology and Environment, Inc.                            6,925                  48
-   Donnkenny, Inc.                                         34,600                  48
-   Forcenergy Inc.                                         50,726                  48
-   American Wagering, Inc.                                  7,600                  47
-   Berkshire Hathaway Inc. Class B                             21                  47
-   Cellular Technical Services                             13,565                  47
-   Informatica Corp.                                        1,300                  46
-   Little Switzerland, Inc.                                67,000                  46
-   President Casinos                                       26,213                  46
-   Penncorp Financial Group Inc.                           91,400                  46
    Escalade, Inc.                                           2,600                  45
    NMBT Corp.                                               3,200                  45
-   Pinnacle Global Group, Inc.                              8,675                  44
-   EA Engineering Sciences and
      Technology Inc.                                       41,700                  44
    Avatex Corp.                                            38,000                  43
    Mego Financial Corp.                                    52,500                  41
-   Obie Media Corp.                                         3,200                  41
-   Travel Services International, Inc.                      3,400                  41
-   Miller Exploration Co.                                  18,200                  40
-   Interstate Hotels Corp.                                  9,509                  39
-   Checkers Drive-In Restaurant                           104,400                  39
-   The Right Start, Inc.                                    5,100                  39
-   NewStar Media, Inc.                                     24,500                  38
-   VISTA Information Solutions, Inc.                        3,300                  38
-   Oriole Homes Corp. Class B                              19,300                  37
    Eastern Virginia Bankshares, Inc.                        2,100                  37
-   Research Partners
      International, Inc.                                    9,300                  37
    BioLase Technology, Inc.                                13,800                  36
-   Zamba Corp.                                             18,500                  36
-   COMARCO, Inc.                                            1,800                  36
-   Carleton Corp.                                          18,100                  35
    Bowl America, Inc. Class A                               5,000                  35
-   Technical Communications Corp.                          14,000                  35
    FNB Corp.                                                1,600                  35
-   Virbac Corp.                                            23,910                  34
-   Q-Med, Inc.                                              9,800                  34
    Nature's Sunshine Inc.                                   3,200                  34
-   Cardinal Financial Corp.                                 4,600                  33
    GK Intelligent Systems, Inc.                            74,700                  33
-   Kelly Oil Corp.                                        148,000                  32
-   Sun Healthcare Group, Inc.                              86,300                  32
-   Multiple Zones International, Inc.                       4,300                  32
-   National Bancshares Corp.
      of Texas                                               2,000                  32
-   Priority Healthcare Corp. class B                          900                  31
-   Energy Biosystems Corp.                                 12,414                  31
-   Decora Industries, Inc.                                  4,800                  31
    Independent Bank Corp.                                   1,700                  30
    Acadia Realty Trust REIT                                 5,300                  28
-   Biospherics, Inc.                                        4,100                  28
-   Outlook Group Corp.                                      8,000                  28
-   Chase Industries, Inc.                                   3,250                  27
-   Genzyme Molecular Oncology                               9,851                  27
    Dispatch Management
      Services Corp.                                         9,500                  26
-   Progress Software Corp.                                    900                  25
-   Perfumania Inc.                                          8,000                  25
-   Vencor, Inc.                                           163,465                  25
-   Profile Technologies, Inc.                               3,000                  24
    Washington Trust Bancorp, Inc.                           1,300                  23
    Harbor Federal Bancorp, Inc.                             1,500                  23
-   Dynamics Research Corp.                                  4,000                  23
    Big Foot Financial Corp.                                 1,500                  23
    J.M. Smucker Co. Class B                                 1,200                  23
-   Registry Magic, Inc.                                     4,900                  22
    Niagara Bancorp, Inc.                                    1,900                  20
    Hubbell Inc. Class A                                       500                  20
-   Digital Origin, Inc.                                     6,000                  20
-   Paracelsus Healthcare Corp.                             15,000                  20
-   Software Publishing Corp.
      Holdings, Inc.                                         7,992                  19
-   Credit Management Solutions, Inc.                        4,000                  19
    First Southern Bancshares                                1,600                  18
-   Onix Systems Inc.                                        3,000                  18
    First Essex Bancorp Inc.                                 1,100                  18
    Bandag, Inc. Class A                                       600                  17
    Carolina Southern Bank                                   1,100                  17
-   Allied Devices Corp.                                    11,200                  16
-   OMNI Energy Services Corp.                               4,400                  15
    Herbalife International Class A                          1,400                  15
    First Midwest Financial, Inc.                            1,050                  15
-   Merry Land Properties, Inc. REIT                         3,065                  15
    Reader's Digest Assn., Inc.
      Class B                                                  400                  15
-   Netsmart Technologies, Inc.                              3,733                  15
    The Middleby Corp.                                       2,300                  15
-   Kaiser Ventures Inc.                                     1,000                  14
    GSB Financial Corp.                                      1,000                  14
-   Hudson Technology, Inc.                                  5,600                  14
-   FIRSTPLUS Financial Group, Inc.                         44,200                  14
-   Heartland Technology, Inc                                2,300                  14
-   Starmet Corp.                                            3,200                  13
-   Horizon Group Properties,
      Inc. REIT                                              3,865                  13
-   Showpower, Inc.                                          3,000                  12
-   Caprius, Inc.                                           53,380                  12
    CopyTele, Inc.                                           6,500                  11
    Mobile America Corp.                                     3,400                  11
-   Astronics Corp.                                          1,100                  11
    L. S. Starrett Co. Class B                                 400                  11
-   Success Bancshares, Inc.                                 1,000                  11
-   Gradco Systems, Inc.                                     4,000                  10
-   Superconductor Technologies Inc.                         2,300                   9
-   Chromatics Color Sciences
      International, Inc.                                    1,000                   8
    ADFlex Solutions, Inc.                                   2,000                   8
-   E-LOAN, Inc.                                               200                   8
-   Benchmark Electronics, Inc.                                200                   7
-   Waterlink, Inc.                                          2,500                   7

--------------------------------------------------------------------------------------
                                                                               MARKET
                                                                               VALUE*
                                                            SHARES              (000)
--------------------------------------------------------------------------------------
-   SMC Corp.                                                1,400            $      7
-   Cytel Corp.                                              2,200                   7
-   Inmark Enterprises, Inc.                                 2,000                   6
-   Santa Barbara Restaurant Group                           2,300                   6
-   The Sirena Apparel Group, Inc.                           2,500                   5
-   National Research Corp.                                  2,000                   5
-   WPI Group, Inc.                                          1,500                   5
-   Intellicell Corp.                                          800                   4
-   American Homestar Corp.                                    600                   4
-   World Corp.                                             49,900                   4
    German American Bancorp                                    181                   3
-   ProcureNet, Inc.                                        21,000                   3
-   Prolong International Corp.                              2,500                   3
-   Medtox Scientific, Inc.                                    420                   3
-   Cosmetic Center, Inc. Class C                            8,019                   2
-   Continucare Corp.                                        3,000                   2
-   Westmark Group Holdings, Inc.                              800                   2
-   Aquila Biopharmaceuticals, Inc.                            920                   1
-   Birman Managed Care, Inc.                                2,000                   1
-   Costilla Energy, Inc.                                    7,200                   1
-   Vidikron Technologies Group, Inc.                        1,000                   1
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $2,813,296)                                                        3,799,988
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                              FACE
                                                            AMOUNT
                                                             (000)
--------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (8.9%)(1)
--------------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 4.75%, 7/22/1999                                      $  2,500               2,492
U.S. Treasury Bills
(2) 4.72%, 10/21/1999                                          700                 690
(2) 4.74%, 10/28/1999                                          500                 492
Repurchase Agreements
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    4.87%, 7/1/1999                                         85,926              85,926
    4.96%, 7/1/1999--Note G                                254,007             254,007
--------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $343,607)                                                            343,607
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (106.7%)
    (Cost $3,156,903)                                                        4,143,595
--------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-6.7%)
--------------------------------------------------------------------------------------
Other Assets--Note B                                                            33,807
Security Lending Collateral Payable to
    Brokers--Note G                                                           (254,007)
Other Liabilities                                                              (38,887)
---------------------------------------------------------------------------------------
                                                                              (259,087)
---------------------------------------------------------------------------------------
NET ASSETS (100%)                                                           $3,884,508
=======================================================================================

 *See Note A in Notes to Financial Statements.

 -Non-Income-Producing Security.

(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 6.8%, respectively, of net assets. See Note F in Notes to Financial Statements.

(2) Securities with an aggregate value of $3,674,000 have been segregated as initial margin for open futures contracts.

REIT--Real Estate Investment Trust.

---------------------------------------------------------------------------------------
  AT JUNE 30, 1999, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                                 (000)
---------------------------------------------------------------------------------------
  Paid in Capital                                                           $2,732,758
  Undistributed Net Investment Income                                           19,376
  Accumulated Net Realized Gains                                               143,318
  Unrealized Appreciation--Note F
    Investment Securities                                                      986,692
    Futures Contracts                                                            2,364
---------------------------------------------------------------------------------------
  NET ASSETS                                                                $3,884,508
=======================================================================================

  Investor Shares--Net Assets
  Applicable to 103,040,887 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                               $3,332,117
---------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                                             $32.34
---------------------------------------------------------------------------------------

  Institutional Shares--Net Assets
  Applicable to 17,068,788 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                                 $552,391
---------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE--
    INSTITUTIONAL SHARES                                                        $32.36
=======================================================================================

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
MID-CAP INDEX FUND                                         SHARES               (000)
---------------------------------------------------------------------------------------
COMMON STOCKS (99.5%)(1)
---------------------------------------------------------------------------------------
-   QUALCOMM, Inc.                                          77,500           $  11,121
    Linear Technology Corp.                                 78,900               5,306
-   Biogen, Inc.                                            77,300               4,971
-   E*TRADE Group, Inc.                                    120,200               4,801
-   Maxim Integrated Products, Inc.                         69,500               4,622
-   Lexmark International Group, Inc.
      Class A                                               66,300               4,380
    Harley-Davidson, Inc.                                   79,100               4,301
-   Xilinx, Inc.                                            74,500               4,265
-   Analog Devices, Inc.                                    83,200               4,176
-   Veritas Software Corp.                                  42,700               4,054
    Cintas Corp.                                            57,200               3,843
-   Altera Corp.                                           102,300               3,766
-   Starbucks Corp.                                         93,800               3,523
    Marshall & Ilsley Corp.                                 53,900               3,470
-   ADC Telecommunications, Inc.                            69,600               3,171
-   Teradyne, Inc.                                          43,500               3,121
-   Univision Communications Inc.                           47,100               3,109
-   Siebel Systems, Inc.                                    46,600               3,093
    Stryker Corp.                                           49,500               2,976
    Molex, Inc.                                             79,200               2,930
-   Intuit, Inc.                                            31,300               2,821
    Washington Post Co. Class B                              5,200               2,796
    Leggett & Platt, Inc.                                  100,400               2,792
-   Concord EFS, Inc.                                       65,600               2,776
-   Bed Bath & Beyond, Inc.                                 71,400               2,749
    First Security Corp.                                    98,900               2,695
-   Comverse Technology, Inc.                               35,150               2,654
    Tyson Foods, Inc.                                      117,800               2,651
-   Vitesse Semiconductor Corp.                             38,900               2,623
    Zions Bancorp                                           40,400               2,565
-   VISIX Inc.                                              32,300               2,558
    First Tennessee National Corp.                          66,600               2,552
-   Abercrombie & Fitch Co.                                 52,800               2,534
-   Citrix Systems, Inc.                                    44,600               2,520
-   NCR Corp.                                               51,200               2,499
-   Gulfstream Aerospace Corp.                              36,600               2,473
-   Quintiles Transnational Corp.                           57,320               2,407
    Charter One Financial                                   85,975               2,391
    T. Rowe Price                                           61,900               2,375
    Old Kent Financial Corp.                                54,912               2,299
    Telephone & Data Systems, Inc.                          31,100               2,272
-   Sanmina Corp.                                           29,225               2,217
    El Paso Energy Corp.                                    62,200               2,189
    Reader's Digest Assn., Inc.
      Class A                                               55,000               2,186
-   Jones Apparel Group, Inc.                               62,418               2,142
-   Saks Inc.                                               73,922               2,134
    Family Dollar Stores, Inc.                              88,400               2,122
-   Quantum Corp.                                           86,200               2,079
-   Genzyme Corp.                                           42,300               2,051
    AMBAC Financial Group Inc.                              35,700               2,039
-   SunGard Data Systems, Inc.                              59,000               2,036
    Tosco Corp.                                             78,000               2,023
-   Synopsys, Inc.                                          36,300               2,003
    Montana Power Co.                                       28,200               1,988
    Reliastar Financial Corp.                               45,300               1,982
    Comdisco, Inc.                                          77,300               1,981
-   Fiserv, Inc.                                            63,150               1,977
-   American Power Conversion Corp.                         98,200               1,976
    Dial Corp.                                              52,800               1,964
-   Forest Laboratories, Inc.                               42,300               1,956
-   MedImmune Inc.                                          28,500               1,931
-   Chiron Corp.                                            93,000               1,930
    KeySpan Corp.                                           73,100               1,928
-   Hispanic Broadcasting Corp.                             25,300               1,920
    Allegheny Energy, Inc.                                  59,700               1,914
-   Allied Waste Industries, Inc.                           96,100               1,898
-   Jabil Circuit, Inc.                                     42,000               1,895
    Federal-Mogul Corp.                                     36,100               1,877
    Green Point Financial Corp.                             55,800               1,831
    Weatherford International, Inc.                         49,995               1,831
    Potomac Electric Power Co.                              60,700               1,787
-   Sterling Commerce, Inc.                                 48,800               1,781
    Allmerica Financial Corp.                               29,100               1,770
    Cincinnati Bell, Inc.                                   70,500               1,758
-   SCI Systems, Inc.                                       36,900               1,753
    Mylan Laboratories, Inc.                                66,100               1,752
-   R.J. Reynolds Tobacco
      Holdings, Inc.                                        55,500               1,748
    Pinnacle West Capital Corp.                             43,400               1,747
    Tiffany & Co.                                           18,000               1,737
-   American Standard Cos., Inc.                            36,100               1,733
-   Electronic Arts Inc.                                    31,700               1,720
-   Lear Corp.                                              34,200               1,701
-   Pacificare Health Systems, Inc.                         23,600               1,698
-   Centocor, Inc.                                          36,300               1,692
-   Litton Industries, Inc.                                 23,300               1,672
    Symbol Technologies, Inc.                               45,150               1,665
    FINOVA Group, Inc.                                      31,600               1,663
    NiSource, Inc.                                          64,000               1,652
-   Cadence Design Systems, Inc.                           123,900               1,580
    Viad Corp.                                              51,000               1,578
    Sonoco Products Co.                                     52,200               1,563
    A.G. Edwards & Sons, Inc.                               48,400               1,561
    Energy East Corp.                                       60,000               1,560
    Unitrin, Inc.                                           38,000               1,558
    TECO Energy, Inc.                                       67,700               1,540
    New England Electric System                             30,700               1,539
    Hubbell Inc. Class B                                    33,800               1,534
    North Fork Bancorp, Inc.                                71,900               1,532
    American Water Works Co., Inc.                          49,400               1,519
    Hormel Foods Corp.                                      37,700               1,517
-   Outback Steakhouse                                      38,400               1,510
-   Convergys Corp.                                         78,000               1,501
    DPL Inc.                                                81,600               1,499
    Wisconsin Energy Corp.                                  59,700               1,496
    Hillenbrand Industries, Inc.                            34,400               1,488
-   Health Management Associates
      Class A                                              130,700               1,470
-   Rational Software Corp.                                 44,300               1,459
-   Sybron International Corp.                              52,600               1,450
    Martin Marietta Materials, Inc.                         24,200               1,428
    USG Corp.                                               25,300               1,417
    TCA Cable TV, Inc.                                      25,500               1,415
    LG&E Energy Corp.                                       66,500               1,397
    ENSCO International, Inc.                               69,700               1,390
-   Dollar Tree Stores, Inc.                                31,400               1,382
    Associated Banc-Corp.                                   32,950               1,367
-   Global Marine, Inc.                                     88,200               1,362
-   Sepracor Inc.                                           16,700               1,357

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                           SHARES               (000)
---------------------------------------------------------------------------------------
    Transocean Offshore, Inc.                               51,600           $   1,355
-   SPX Corp.                                               16,000               1,336
-   Atmel Corp.                                             50,900               1,333
-   Nabors Industries, Inc.                                 54,400               1,329
-   Noble Drilling Corp.                                    66,800               1,315
-   Promus Hotel Corp.                                      42,400               1,314
    Hibernia Corp. Class A                                  82,200               1,290
    ICN Pharmaceuticals, Inc.                               39,500               1,271
    Mercantile Bankshares Corp.                             35,900               1,270
-   Affiliated Computer Services, Inc.
      Class A                                               25,000               1,266
-   Snyder Communications, Inc.                             38,500               1,261
    First Virginia Banks, Inc.                              25,500               1,253
    Southdown, Inc.                                         19,436               1,249
    Bowater Inc.                                            26,400               1,247
    Consolidated Papers                                     46,500               1,244
    SCANA Corp.                                             53,200               1,244
    Astoria Financial Corp.                                 28,200               1,239
-   Microchip Technology, Inc.                              25,800               1,222
-   Robert Half International, Inc.                         46,900               1,219
    TCF Financial Corp.                                     43,700               1,218
    Solutia, Inc.                                           56,800               1,211
    Bergen Brunswig Corp. Class A                           69,295               1,195
    A. H. Belo Corp. Class A                                60,600               1,193
-   Legato Systems, Inc.                                    20,600               1,190
    Premark International, Inc.                             31,600               1,185
    Ross Stores, Inc.                                       23,500               1,184
-   Shaw Industries, Inc.                                   71,600               1,181
-   Northeast Utilities                                     66,700               1,180
    Lyondell Chemical Co.                                   57,000               1,176
-   Storage Technology Corp.                                51,600               1,174
    Conectiv, Inc.                                          47,675               1,165
    UtiliCorp United, Inc.                                  47,850               1,163
    McCormick & Co., Inc.                                   36,700               1,158
    Old Republic International Corp.                        66,800               1,156
    Dime Bancorp, Inc.                                      57,200               1,151
    Hannaford Brothers Co.                                  21,500               1,150
-   BJ's Wholesale Club, Inc.                               38,100               1,145
    Alliant Energy Corp.                                    40,300               1,144
    IBP, Inc.                                               48,000               1,140
-   Sterling Software, Inc.                                 42,500               1,134
    Sotheby's Holdings Class A                              29,400               1,121
    Murphy Oil Corp.                                        22,900               1,118
-   Smith International, Inc.                               25,500               1,108
    Flowers Industries, Inc.                                51,000               1,106
    The Timber Co.                                          43,600               1,101
-   U.S. Foodservice                                        25,800               1,100
    Protective Life Corp.                                   32,800               1,082
    CCB Financial Corp.                                     20,400               1,079
-   BJ Services Co.                                         36,100               1,063
-   Apollo Group, Inc. Class A                              39,900               1,060
-   Network Associates, Inc.                                72,000               1,058
    Comair Holdings, Inc.                                   50,750               1,056
    IMC Global Inc.                                         59,600               1,050
    American Financial Group, Inc.                          30,600               1,042
-   MidAmerican Energy
      Holdings Co.                                          30,000               1,039
    Fastenal Co.                                            19,800               1,038
    Puget Sound Energy Inc.                                 43,100               1,034
    Diebold, Inc.                                           35,700               1,026
-   Tech Data Corp.                                         26,700               1,021
    Pentair, Inc.                                           22,200               1,016
    Harte-Hanks, Inc.                                       36,800                 998
    Illinova Corp.                                          36,400                 992
    Sovereign Bancorp, Inc.                                 81,300                 986
-   Barnes & Noble, Inc.                                    35,800                 980
-   Mandalay Resort Group                                   46,100                 974
    GATX Corp.                                              25,500                 971
    Provident Financial Group, Inc.                         22,200                 971
    Wilmington Trust Corp.                                  16,900                 970
    International Game Technology                           52,400                 969
    The PMI Group Inc.                                      15,400                 967
    National Fuel Gas Co.                                   19,900                 965
    Ultramar Diamond
      Shamrock Corp.                                        44,200                 964
-   Nova Corp. (Georgia)                                    38,056                 951
-   Mohawk Industries, Inc.                                 31,200                 948
    IPALCO Enterprises, Inc.                                44,700                 947
    CNF Transportation, Inc.                                24,600                 944
    OGE Energy Corp.                                        39,400                 936
-   Foundation Health Systems
      Class A                                               62,300                 935
    HON Industries, Inc.                                    32,000                 934
    Manpower Inc.                                           41,300                 934
-   Arrow Electronics, Inc.                                 48,800                 927
-   Brinker International, Inc.                             34,000                 924
-   Vishay Intertechnology, Inc.                            43,819                 920
    Reynolds & Reynolds Class A                             39,300                 916
-   ACNielson Corp.                                         30,200                 914
    Meritor Automotive, Inc.                                35,600                 908
    COMSAT Corp.                                            27,500                 894
-   Cypress Semiconductor Corp.                             54,100                 893
    Tidewater Inc.                                          29,000                 884
    Pacific Century Financial Corp.                         41,000                 884
-   Payless ShoeSource, Inc.                                16,500                 883
    York International Corp.                                20,600                 882
    Herman Miller, Inc.                                     41,700                 876
-   Blyth Industries, Inc.                                  25,400                 873
    City National Corp.                                     23,300                 872
    Westpoint Stevens, Inc.                                 29,100                 868
    MCN Energy Group Inc.                                   41,700                 865
    Cordant Technologies, Inc.                              19,100                 863
    Dean Foods Corp.                                        20,600                 856
    Teleflex Inc.                                           19,700                 856
    Dole Food Co.                                           29,100                 855
    Avnet, Inc.                                             18,200                 846
    Clayton Homes Inc.                                      73,900                 845
    Noble Affiliates, Inc.                                  29,800                 840
    Stewart Enterprises, Inc. Class A                       57,600                 839
-   Gilead Sciences, Inc.                                   16,000                 836
-   Informix Corp.                                          98,000                 836
-   Keane, Inc.                                             36,600                 828
    Questar Corp.                                           43,200                 826
    Cabot Corp.                                             34,000                 822
    Everest Reinsurance
      Holdings, Inc.                                        25,000                 816
-   General Nutrition Cos., Inc.                            35,000                 816
-   Ocean Energy, Inc.                                      84,800                 816
    Interstate Bakeries Corp.                               36,200                 812
    Aliant Communications, Inc.                             17,500                 808
-   Chris-Craft Industries, Inc.                            17,145                 808
    Kansas City Power & Light Co.                           31,600                 806

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
MID-CAP INDEX FUND                                         SHARES               (000)
---------------------------------------------------------------------------------------
    Whitman Corp.                                           44,100            $    794
-   Trigon Healthcare, Inc.                                 21,600                 786
    DENTSPLY International Inc.                             27,200                 785
    RPM Inc. (Ohio)                                         55,300                 785
-   IVAX Corp.                                              55,500                 784
    The Warnaco Group, Inc. Class A                         29,300                 784
    Borg-Warner Automotive, Inc.                            14,000                 770
    Lubrizol Corp.                                          28,100                 766
-   Lands' End, Inc.                                        15,700                 761
    Carlisle Co., Inc.                                      15,800                 760
    Minnesota Power, Inc.                                   38,100                 757
    Trinity Industries, Inc.                                22,600                 757
-   Lincare Holdings, Inc.                                  30,100                 753
    Keystone Financial, Inc.                                25,300                 748
-   Symantec Corp.                                          29,100                 742
-   Furniture Brands
      International Inc.                                    26,500                 739
    Houghton Mifflin Co.                                    15,700                 739
    Lancaster Colony Corp.                                  21,400                 738
    WestAmerica Bancorporation                              20,100                 734
-   Suiza Foods Corp.                                       17,400                 729
-   Sylvan Learning Systems, Inc.                           26,700                 726
-   Covance, Inc.                                           30,300                 725
    Beckman Coulter, Inc.                                   14,800                 720
    AK Steel Corp.                                          31,100                 700
    Lee Enterprises, Inc.                                   22,900                 698
-   OfficeMax, Inc.                                         58,200                 698
    Rayonier Inc.                                           14,000                 697
    Airborne Freight Corp.                                  25,100                 695
    Ogden Corp.                                             25,800                 695
-   Papa John's International, Inc.                         15,500                 693
    Media General, Inc. Class A                             13,500                 688
-   STERIS Corp.                                            35,500                 688
-   Cytec Industries, Inc.                                  21,400                 682
-   Modis Professional Services Inc.                        49,600                 682
    Harsco Corp.                                            21,200                 678
-   Santa Fe Snyder Corp.                                   87,700                 669
    Nevada Power Co.                                        26,500                 663
-   Total Renal Care Holdings, Inc.                         42,400                 660
    Crompton & Knowles Corp.                                33,600                 657
-   Unifi, Inc.                                             30,900                 657
    Claire's Stores, Inc.                                   25,500                 653
-   Borders Group, Inc.                                     40,800                 645
-   Oxford Health Plan                                      40,900                 637
    Tecumseh Products Co. Class A                           10,500                 636
    Valero Energy Corp.                                     29,500                 632
    Minerals Technologies, Inc.                             11,300                 631
    Washington Gas Light Corp.                              24,000                 624
    Pennzoil-Quaker State Co.                               39,994                 600
    Witco Chemical Corp.                                    29,900                 598
    HSB Group Inc.                                          14,500                 597
-   Transaction Systems
      Architects, Inc.                                      15,300                 597
    IDACORP, Inc.                                           18,900                 595
    Horace Mann Educators Corp.                             21,700                 590
    Donaldson Co., Inc.                                     24,000                 588
    Callaway Golf Co.                                       39,800                 582
-   UCAR International, Inc.                                22,900                 578
    Kelly Services, Inc. Class A                            17,900                 575
    Pittston Brink's Group                                  21,500                 575
    Omnicare, Inc.                                          45,500                 574
    Hawaiian Electric Industries Inc.                       16,100                 572
    Pioneer Natural Resources Co.                           51,800                 570
-   Alaska Air Group, Inc.                                  13,600                 568
-   First Health Group Corp.                                26,200                 565
-   Swift Transportation Co., Inc.                          25,600                 563
    Albemarle Corp.                                         24,320                 562
    Universal Foods Corp.                                   26,400                 558
    Mark IV Industries, Inc.                                26,100                 551
    CBRL Group, Inc.                                        31,700                 549
-   Sensormatic Electronics Corp.                           39,000                 544
    GenCorp, Inc.                                           21,500                 543
    Wallace Computer Services, Inc.                         21,700                 542
    Nordson Corp.                                            8,800                 539
    Precision Castparts Corp.                               12,600                 536
    Kaydon Corp.                                            15,900                 535
    AGL Resources Inc.                                      28,800                 531
-   Policy Management
      Systems Corp.                                         17,700                 531
    Investment Technology
      Group, Inc.                                           16,300                 528
-   Cambridge Technology Partners                           29,800                 523
    Newport News Shipbuilding Inc.                          17,500                 516
    Ferro Corp.                                             18,600                 512
    Federal Signal Corp.                                    24,000                 509
-   Integrated Device
      Technology Inc.                                       46,500                 506
    Arvin Industries, Inc.                                  13,300                 504
-   Imation Corp.                                           20,300                 504
    Dexter Corp.                                            12,200                 498
-   Wisconsin Central
      Transportation Corp.                                  26,400                 498
    Kennametal, Inc.                                        15,900                 493
    H.B. Fuller Co.                                          7,200                 492
    Modine Manufacturing Co.                                15,100                 492
    Universal Corp.                                         17,300                 492
    KN Energy, Inc.                                         36,700                 491
-   Jacobs Engineering Group Inc.                           12,900                 490
    Alexander & Baldwin, Inc.                               21,800                 485
    Wausau-Mosinee Paper Corp.                              26,500                 477
-   Quorum Health Group, Inc.                               37,800                 475
    Ruddick Corp.                                           23,700                 474
-   GTech Holdings Corp.                                    19,600                 462
-   Apria Healthcare                                        26,900                 457
    Church & Dwight, Inc.                                   10,300                 448
-   Mentor Graphics Corp.                                   34,500                 442
-   Scholastic Corp.                                         8,700                 440
-   Beverly Enterprises, Inc.                               54,500                 439
    The Standard Register Co.                               14,100                 434
    Bob Evans Farms, Inc.                                   21,800                 433
-   Airgas, Inc.                                            35,200                 431
    Public Service Co. of
      New Mexico                                            21,600                 429
    Chesapeake Corp. of Virginia                            11,400                 427
    CMP Group Inc.                                          16,100                 422
-   PSS World Medical, Inc.                                 37,600                 421
    M.A. Hanna Co.                                          24,800                 408
    Carter-Wallace, Inc.                                    22,300                 406
    Granite Construction Co.                                13,650                 400
    Longview Fibre Co.                                      25,600                 400
-   Sequent Computer Systems, Inc.                          22,400                 398
    Ametek Aerospace Products Inc.                          17,200                 396

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
    Bandag, Inc.                                            10,800            $    375
    Superior Industries
      International, Inc.                                   13,500                 369
-   Sequa Corp. Class A                                      5,200                 364
-   Structural Dynamics
      Research Corp.                                        19,100                 355
-   Varco International, Inc.                               32,100                 351
    Flowserve Corp.                                         18,400                 348
-   Concentra Managed Care                                  23,300                 345
-   Micro Warehouse Inc.                                    19,200                 343
    Cleco Corp.                                             11,100                 337
-   CompUSA, Inc.                                           45,300                 337
    AGCO Corp.                                              29,500                 334
    P.H. Glatfelter Co.                                     22,200                 325
    J.M. Smucker Co. Class A                                14,500                 323
    Indiana Energy, Inc.                                    14,866                 317
    Carpenter Technology Corp.                              10,900                 311
    Ranger Oil Ltd.                                         62,600                 309
-   Albany International Corp.                              14,787                 307
    Olin Corp.                                              23,300                 307
    Banta Corp.                                             14,300                 300
    J.B. Hunt Transport Services, Inc.                      17,900                 291
    A. Schulman Inc.                                        16,400                 282
    Ryerson Tull, Inc.                                      12,385                 279
-   Perrigo Co.                                             36,400                 278
-   Sbarro, Inc.                                            10,200                 276
    Watts Industries Class A                                13,900                 267
-   Buffets Inc.                                            23,100                 266
-   Cirrus Logic                                            30,000                 266
    Wellman, Inc.                                           16,400                 261
    Georgia Gulf Corp.                                      15,300                 258
    Olsten Corp.                                            40,400                 255
    Rollins, Inc.                                           16,000                 255
    Ethyl Corp.                                             41,300                 248
    Overseas Shipholding Group Inc.                         19,300                 248
    Lance, Inc.                                             15,800                 247
    Black Hills Corp.                                       10,600                 245
-   Acuson Corp.                                            14,200                 244
-   Burlington Industries, Inc.                             26,900                 244
-   Maxxam Inc.                                              3,500                 226
    International Multifoods Corp.                           9,300                 210
    Stewart & Stevenson
      Services, Inc.                                        13,800                 210
    Dreyer's Grand Ice Cream, Inc.                          13,600                 206
    Heilig-Meyers Co.                                       30,300                 206
    Arnold Industries, Inc.                                 13,300                 205
-   Magnatek                                                17,600                 186
    Oregon Steel Mills, Inc.                                14,000                 186
-   Vlasic Foods International, Inc.                        25,300                 185
    Cleveland-Cliffs Iron Co.                                5,500                 178
    Enesco Group, Inc.                                       7,300                 169
-   Lone Star Steakhouse &
      Saloon, Inc.                                          16,900                 164
    NCH Corp.                                                2,600                 129
-   Information Resources, Inc.                             12,900                 113
-   DST Systems, Inc.                                        1,200                  75
-   Genzyme Surgical Products                                7,411                  33
---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $441,773)                                                            473,864
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                             FACE               MARKET
                                                           AMOUNTS              VALUE*
                                                            (000)                (000)
---------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.0%)(1)
---------------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 4.75%, 7/22/1999                                       $   200            $    199
Repurchase Agreement
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    4.87%, 7/1/1999                                          4,419               4,419
---------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $4,618)                                                                4,618
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.5%)
    (Cost $446,391)                                                            478,482
---------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.5%)
---------------------------------------------------------------------------------------
Other Assets--Note B                                                            13,293
Liabilities                                                                    (15,820)
                                                                             ----------
                                                                                (2,527)
---------------------------------------------------------------------------------------
NET ASSETS (100%)                                                             $475,955
=======================================================================================

*   See Note A in Notes to Financial Statements.

-   Non-Income-Producing Security.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets. See Note F in Notes to Financial Statements.

(2)Security segregated as initial margin for open futures contracts.

---------------------------------------------------------------------------------------
 AT JUNE 30, 1999, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                                 (000)
---------------------------------------------------------------------------------------
  Paid in Capital                                                             $433,406
  Undistributed Net Investment Income                                            1,749
  Accumulated Net Realized Gains                                                 8,659
  Unrealized Appreciation--Note F
    Investment Securities                                                       32,091
    Futures Contracts                                                               50
---------------------------------------------------------------------------------------
  NET ASSETS                                                                  $475,955
=======================================================================================

  Investor Shares--Net Assets
  Applicable to 35,676,072 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                                 $391,381
---------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                                             $10.97
=======================================================================================

  Institutional Shares--Net Assets
  Applicable to 7,702,188 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                                  $84,574
---------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE--
    INSTITUTIONAL SHARES                                                        $10.98
=======================================================================================

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
SMALL-CAP INDEX FUND                                        SHARES               (000)
---------------------------------------------------------------------------------------
COMMON STOCKS (99.3%)(1)
---------------------------------------------------------------------------------------
-   Radian Group, Inc.                                     152,111           $   7,425
-   LAM Research Corp.                                     145,700               6,802
    VerticalNet, Inc.                                       61,300               6,429
-   Go2Net, Inc.                                            69,800               6,413
    Metris Cos., Inc.                                      147,542               6,012
-   Informix Corp.                                         700,300               5,974
-   Gilead Sciences, Inc.                                  113,200               5,915
    Ethan Allen Interiors, Inc.                            156,300               5,900
-   IDEC Pharmaceuticals Corp.                              76,500               5,895
    EG&G, Inc.                                             164,400               5,857
-   Concentric Network Corp.                               145,600               5,788
    C.H. Robinson Worldwide, Inc.                          155,800               5,726
-   MedQuist, Inc.                                         130,300               5,701
    USEC Inc.                                              382,400               5,688
-   The MONY Group Inc.                                    173,800               5,670
-   CommScope, Inc.                                        183,508               5,643
-   General Nutrition Cos., Inc.                           240,800               5,614
    Trinity Industries, Inc.                               164,100               5,497
    Dallas Semiconductor Corp.                             108,700               5,489
-   MedPartners, Inc.                                      722,650               5,465
-   Lattice Semiconductor Corp.                             86,775               5,402
-   Smithfield Foods, Inc.                                 160,100               5,353
-   ITC DeltaCom, Inc.                                     190,900               5,345
-   Covance, Inc.                                          220,000               5,266
-   Cypress Semiconductor Corp.                            318,925               5,262
-   OfficeMax, Inc.                                        433,600               5,203
    Rayonier Inc.                                          104,300               5,195
    Tupperware Corp.                                       201,500               5,138
-   Andrew Corp.                                           270,837               5,129
-   American Management
      Systems, Inc.                                        158,800               5,092
-   Intermedia Communications Inc.                         169,000               5,070
    Crompton & Knowles Corp.                               259,100               5,069
    Tektronix, Inc.                                        167,800               5,065
    Airborne Freight Corp.                                 182,600               5,056
-   Cytec Industries, Inc.                                 158,100               5,039
    Equitable Resources, Inc.                              132,900               5,017
    Lee Enterprises, Inc.                                  163,600               4,990
-   STERIS Corp.                                           256,500               4,970
-   MMC Networks, Inc.                                     110,900               4,963
    Cyprus Amax Minerals Co.                               322,500               4,898
-   Unifi, Inc.                                            230,400               4,896
    Ogden Corp.                                            181,000               4,876
-   Millennium Pharmaceuticals, Inc.                       135,400               4,874
    Harsco Corp.                                           151,900               4,861
    Nevada Power Co.                                       193,800               4,845
-   Furniture Brands
      International Inc.                                   173,800               4,845
-   Suiza Foods Corp.                                      115,400               4,832
-   Mercury Interactive Corp.                              136,600               4,832
-   BroadVision, Inc.                                       65,000               4,794
-   Dycom Industries, Inc.                                  85,050               4,763
    True North Communications                              158,100               4,743
    One Valley Bancorp of
      West Virginia Inc.                                   126,443               4,742
    UST Corp.                                              156,600               4,737
    Camden Property Trust REIT                             170,387               4,728
-   SkyTel Communications, Inc.                            224,900               4,709
-   Whole Foods Market, Inc.                                97,900               4,705
-   Borders Group, Inc.                                    294,800               4,662
    Polaroid Corp.                                         168,700               4,660
    Potlatch Corp.                                         105,800               4,649
    Hudson United Bancorp                                  151,777               4,648
-   Mueller Industries Inc.                                136,900               4,646
    The Pep Boys
      (Manny, Moe & Jack)                                  214,800               4,645
-   C-Cube Microsystems, Inc.                              146,400               4,639
-   W.R. Grace & Co.                                       252,200               4,634
-   Transaction Systems
      Architects, Inc.                                     118,600               4,625
    MDU Resources Group, Inc.                              202,687               4,624
    United Dominion Realty Trust
      REIT                                                 393,450               4,623
-   Barrett Resources Corp.                                120,000               4,605
    US Freightways Corp.                                    99,000               4,585
    Kaufman & Broad Home Corp.                             183,200               4,557
    La-Z-Boy Inc.                                          197,600               4,545
    IDACORP, Inc.                                          143,900               4,533
    IndyMac Mortgage
      Holdings, Inc.                                       282,000               4,512
-   TeleBanc Financial Corp.                               116,000               4,495
    Washington Federal Inc.                                199,500               4,476
    Washington Gas Light Corp.                             172,100               4,475
    Helmerich & Payne, Inc.                                187,900               4,474
-   TranSwitch Corp.                                        94,400               4,472
    Sky Financial Group, Inc.                              162,910               4,439
    Delta & Pine Land Co.                                  140,500               4,426
-   MicroStrategy Inc.                                     116,600               4,416
    Pennzoil-Quaker State Co.                              293,900               4,409
-   UCAR International, Inc.                               173,300               4,376
    Commerce Bancorp, Inc.                                 102,289               4,373
    Corn Products
      International, Inc.                                  143,400               4,365
-   PETsMART, Inc.                                         423,150               4,337
    BRE Properties Inc. Class A REIT                       166,448               4,317
    Horace Mann Educators Corp.                            158,600               4,312
-   Foodmaker, Inc.                                        151,500               4,299
    HSB Group Inc.                                         104,250               4,294
    Hawaiian Electric Industries Inc.                      120,900               4,292
-   Stillwater Mining Co.                                  131,150               4,287
-   Coltec Inc.                                            197,600               4,285
-   Renal Care Group, Inc.                                 165,450               4,281
-   Plantronics, Inc.                                       65,700               4,279
-   CapRock Communications Corp.                           105,400               4,269
-   Total Renal Care Holdings, Inc.                        273,900               4,263
-   IXC Communications, Inc.                               107,700               4,234
-   DSP Communications, Inc.                               146,600               4,233
    Community First Bankshares                             177,200               4,231
-   First Health Group Corp.                               196,200               4,231
    Lennar Corp.                                           176,000               4,224
    Pioneer Natural Resources Co.                          383,600               4,220
    Sierra Pacific Resources                               116,000               4,220
-   Alaska Air Group, Inc.                                 100,700               4,204
    Pier 1 Imports Inc.                                    372,200               4,187
    Callaway Golf Co.                                      285,900               4,181
    Minerals Technologies, Inc.                             74,800               4,175
-   AmeriSource Health Corp.                               163,600               4,172
    United Bankshares, Inc.                                157,000               4,161
    Earthgrains Co.                                        161,044               4,157
    United Asset Management Corp.                          182,500               4,152
-   Tower Automotive, Inc.                                 162,900               4,144

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
-   Weingarten Realty Investors REIT                        99,075           $   4,136
    Mark IV Industries, Inc.                               195,076               4,121
-   Policy Management
      Systems Corp.                                        137,300               4,119
-   Ames Department Stores, Inc.                            90,200               4,115
    Kaydon Corp.                                           122,000               4,102
    Witco Chemical Corp.                                   203,600               4,072
    Valero Energy Corp.                                    189,600               4,065
-   AGL Resources Inc.                                     220,000               4,056
    Polaris Industries, Inc.                                93,200               4,054
-   World Color Press, Inc.                                147,200               4,048
-   DII Group, Inc.                                        108,446               4,046
    Universal Foods Corp.                                  190,600               4,026
    MeriStar Hospitality Corp. REIT                        179,134               4,019
-   Cognex Corp.                                           127,300               4,018
-   Security First Technologies Corp.                       89,000               4,016
-   Quanta Services, Inc.                                   91,100               4,008
-   AboveNet Communications Inc.                            99,200               4,005
    Wicor, Inc.                                            143,200               4,001
-   Coach USA, Inc.                                         94,800               3,976
    WestAmerica Bancorporation                             108,900               3,975
-   Alliant Techsystems, Inc.                               45,800               3,962
    Pittston Brink's Group                                 148,000               3,959
    Bank United Corp. Class A                               98,400               3,954
    Florida East Coast Railway Co.                          89,200               3,947
    Wallace Computer Services, Inc.                        157,300               3,933
    Applied Power, Inc.                                    143,595               3,922
    Manitowac Co., Inc.                                     93,900               3,909
    Developers Diversified Realty
      Corp. REIT                                           234,400               3,897
-   UICI                                                   140,600               3,884
    Precision Castparts Corp.                               90,900               3,863
-   Micrel, Inc.                                            52,200               3,863
    St. Paul Bancorp, Inc.                                 151,405               3,861
-   AmeriCredit Corp.                                      241,200               3,859
    National Computer Systems, Inc.                        114,300               3,858
    Reckson Associates Realty Corp.
      REIT                                                 163,500               3,842
    Hospitality Properties Trust REIT                      140,600               3,814
    G & K Services, Inc.                                    72,750               3,810
-   Bethlehem Steel Corp.                                  495,591               3,810
-   Visio Corp.                                            100,000               3,806
    CBRL Group, Inc.                                       219,700               3,804
    Tecumseh Products Co. Class A                           62,800               3,803
    Rochester Gas & Electric Corp.                         143,000               3,798
    Newport News Shipbuilding Inc.                         128,100               3,779
-   MIPS Technologies, Inc.                                 78,800               3,777
    Webster Financial Corp.                                139,100               3,773
    ONEOK, Inc.                                            118,600               3,766
    Donaldson Co., Inc.                                    153,600               3,763
    The Timken Co.                                         192,900               3,762
    Worthington Industries, Inc.                           228,800               3,761
-   Papa John's International, Inc.                         83,950               3,752
-   Metzler Group, Inc.                                    135,700               3,749
    Arvin Industries, Inc.                                  98,900               3,746
    Orion Capital Corp.                                    104,400               3,745
    First Industrial Realty Trust REIT                     136,400               3,742
-   Interim Services, Inc.                                 181,406               3,741
    Independence Community
      Bank Corp.                                           277,000               3,739
-   Iomega Corp.                                           756,400               3,735
    Ohio Casualty Corp.                                    103,209               3,728
    Roper Industries Inc.                                  116,200               3,718
-   Wisconsin Central
      Transportation Corp.                                 195,600               3,692
    Piedmont Natural Gas, Inc.                             118,308               3,682
-   Sensormatic Electronics Corp.                          263,850               3,677
    Eaton Vance Corp.                                      106,600               3,671
-   ChoicePoint Inc.                                        54,600               3,665
    Wausau-Mosinee Paper Corp.                             203,310               3,660
-   Mettler-Toledo International Inc.                      146,900               3,645
    Aliant Communications, Inc.                             78,800               3,640
    First Midwest Bancorp                                   91,514               3,638
-   Newfield Exploration Co.                               127,800               3,634
    Dexter Corp.                                            89,000               3,632
-   Federal Signal Corp.                                   171,200               3,627
    Raymond James Financial, Inc.                          151,300               3,622
-   Choice Hotel International, Inc.                       183,300               3,620
-   Imation Corp.                                          145,000               3,598
-   GTech Holdings Corp.                                   152,300               3,589
-   Advanced Fibre
      Communications, Inc.                                 229,500               3,586
-   The Profit Recovery Group
      International, Inc.                                   75,600               3,577
    Avista Corp.                                           219,600               3,568
-   Summit Technology, Inc.                                162,121               3,567
    Whitney Holdings                                        89,650               3,564
-   The Boyds Collection, Ltd.                             205,800               3,563
-   Shopko Stores, Inc.                                     98,200               3,560
    CTS Corp.                                               50,800               3,556
-   ICG Communications, Inc.                               166,200               3,553
    Leucadia National Corp.                                141,400               3,535
    Ferro Corp.                                            128,500               3,534
-   SanDisk Corp.                                           78,500               3,532
    Universal Corp.                                        124,100               3,529
    Alexander & Baldwin, Inc.                              158,200               3,520
    First American Financial Corp.                         196,800               3,518
-   Cree Research, Inc.                                     45,700               3,516
-   Burr-Brown Corp.                                        95,300               3,490
    IDEX Corp.                                             106,000               3,485
-   Quorum Health Group, Inc.                              276,450               3,473
    Executive Risk, Inc.                                    40,800               3,471
-   IDEXX Laboratories Corp.                               148,600               3,464
-   Federal Realty Investment Trust
      REIT                                                 150,200               3,445
-   Western Bancorp                                         78,900               3,432
    Prentiss Properties Trust REIT                         145,900               3,429
    Jones Pharma, Inc.                                      87,000               3,426
-   Abacus Direct Corp.                                     37,400               3,422
-   Sybase, Inc.                                           310,000               3,410
-   Zebra Technologies Class A                              88,700               3,409
-   Clarify, Inc.                                           82,400               3,399
    Fleetwood Enterprises, Inc.                            128,400               3,395
    Aptargroup Inc.                                        112,900               3,387
    JLG Industries, Inc.                                   166,200               3,386
    Lincoln Electric Holdings                              165,000               3,382
-   Dionex Corp.                                            83,200               3,370
    BancorpSouth, Inc.                                     185,800               3,368
-   Integrated Device
      Technology Inc.                                      309,200               3,363
-   PMC Sierra Inc.                                         57,000               3,359
    HCC Insurance Holdings, Inc.                           147,950               3,357

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
SMALL-CAP INDEX FUND                                        SHARES               (000)
---------------------------------------------------------------------------------------
    H.B. Fuller Co.                                         48,950          $    3,347
    Nordson Corp.                                           54,600               3,344
    Chittenden Corp.                                       106,957               3,342
-   Unitrode Corp.                                         115,800               3,322
-   Apria Healthcare                                       195,100               3,317
    Eastern Enterprises                                     83,400               3,315
    Health Care Properties Investors
      REIT                                                 114,600               3,309
    Arthur J. Gallagher & Co.                               66,800               3,307
-   Omnipoint Corp.                                        114,100               3,302
-   Sunglass Hut International, Inc.                       192,100               3,302
-   Human Genome Sciences, Inc.                             83,300               3,290
-   Hanover Compressor Co.                                 101,700               3,267
    Southwest Gas Corp.                                    113,800               3,258
    CMP Group Inc.                                         124,114               3,250
    Cilcorp, Inc.                                           52,000               3,250
-   Reebok International Ltd.                              174,400               3,248
-   Footstar Inc.                                           87,300               3,246
-   Century Business Services, Inc.                        223,600               3,242
-   Orbital Sciences Corp.                                 137,100               3,239
-   Black Box Corp.                                         64,600               3,238
    Optical Coating Laboratory, Inc.                        38,700               3,236
-   KEMET Corp.                                            140,700               3,227
    Richfood Holdings, Inc.                                182,600               3,218
    D. R. Horton, Inc.                                     192,844               3,206
    Kennametal, Inc.                                       102,900               3,190
-   ISS Group, Inc.                                         84,500               3,190
-   CustomTracks Corp.                                      56,900               3,183
    Florida Rock Industries, Inc.                           69,900               3,180
-   Jacobs Engineering Group Inc.                           83,300               3,165
-   Extended Stay America, Inc.                            263,600               3,163
    E.W. Blanch Holdings, Inc.                              46,000               3,137
    Cousins Properties, Inc. REIT                           92,709               3,135
    OM Group, Inc.                                          90,700               3,129
    Church & Dwight, Inc.                                   71,900               3,128
-   Fisher Scientific International Inc.                   140,000               3,124
    Liberty Corp.                                           57,300               3,123
    CKE Restaurants Inc.                                   191,900               3,118
    Nationwide Health Properties,
      Inc. REIT                                            163,300               3,113
-   Alleghany Corp.                                         16,810               3,110
-   Jones Lang Lasalle Inc.                                104,200               3,106
-   Scotts Co.                                              65,200               3,105
    BancWest Corp.                                          83,600               3,104
-   Patterson Dental Co.                                    88,950               3,091
-   Cambridge Technology Partners                          175,700               3,086
-   Swift Transportation Co., Inc.                         140,000               3,080
-   Polycom, Inc.                                           78,700               3,069
    Air Express International Corp.                        120,800               3,065
-   Mentor Graphics Corp.                                  239,000               3,062
    Storage USA, Inc. REIT                                  95,900               3,057
-   AnnTaylor Stores Corp.                                  67,600               3,042
    GenCorp, Inc.                                          120,200               3,035
    Hussman International, Inc.                            182,975               3,031
-   Terayon Communications
      Systems, Inc.                                         54,100               3,023
    Philadelphia Suburban Corp.                            130,900               3,019
    Healthcare Realty Trust Inc. REIT                      143,707               3,018
    M.A. Hanna Co.                                         183,200               3,011
-   Power Integrations, Inc.                                40,900               2,991
    Methode Electronics, Inc.
      Class A                                              130,400               2,983
-   O'Reilly Automotive, Inc.                               59,100               2,977
    Chesapeake Corp. of Virginia                            79,500               2,976
-   Michaels Stores, Inc.                                   96,918               2,968
    Applebee's International, Inc.                          98,300               2,961
    Longview Fibre Co.                                     189,400               2,959
    Allied Capital Corp.                                   123,200               2,957
-   Quest Diagnostics, Inc.                                107,700               2,948
-   Champion Enterprises, Inc.                             158,148               2,946
    Southwest Securities Group, Inc.                        41,000               2,942
    Bob Evans Farms, Inc.                                  148,000               2,941
-   America West Holdings Corp.
      Class B                                              155,700               2,939
    WPS Resources Corp.                                     97,900               2,937
-   NTL Inc.                                                34,067               2,936
-   Ciber, Inc.                                            153,300               2,932
-   Security Dynamics
      Technologies, Inc.                                   137,960               2,932
    Texas Industries, Inc.                                  75,620               2,930
    The Macerich Co. REIT                                  111,400               2,924
-   Antec Corp.                                             91,200               2,924
-   CEC Entertainment Inc.                                  69,200               2,924
    Old National Bancorp                                    97,100               2,919
    Shurgard Storage Centers, Inc.
      Class A REIT                                         107,600               2,919
-   Markel Corp.                                            15,600               2,917
-   Metamor Worldwide, Inc.                                121,200               2,916
-   PSS World Medical, Inc.                                260,562               2,915
-   Oak Industries, Inc.                                    66,500               2,905
    Varian Medical Systems, Inc.                           114,700               2,896
    Pittway Corp. Class A                                   84,500               2,889
-   Affymetrix, Inc.                                        58,400               2,884
-   Airgas, Inc.                                           235,300               2,882
    Orange & Rockland Utilities, Inc.                       49,300               2,881
-   United Stationers, Inc.                                130,700               2,875
-   Credence Systems Corp.                                  77,400               2,873
-   Net.B@nk, Inc.                                          75,600               2,873
-   HNC Software, Inc.                                      93,100               2,869
    Casey's General Stores                                 190,700               2,860
    Commonwealth Energy Systems                             68,100               2,860
    Park National Corp.                                     28,600               2,860
    Pogo Producing Co.                                     153,500               2,859
-   Emmis Communications, Inc.                              57,900               2,859
-   Global Industries Ltd.                                 223,000               2,857
    ASARCO, Inc.                                           151,875               2,857
-   Roberts Pharmaceuticals                                117,600               2,852
-   Labor Ready, Inc.                                       87,657               2,849
-   Digital Microwave Corp.                                223,300               2,847
-   PairGain Technologies, Inc.                            246,800               2,838
    Public Service Co. of
      New Mexico                                           142,700               2,836
-   Semtech Corp.                                           54,351               2,833
    Jostens Inc.                                           134,400               2,831
    Alfa Corp.                                             141,200               2,824
-   Hambrecht & Quist Group                                 75,800               2,814
    Atmos Energy Corp.                                     112,518               2,813
    PennzEnergy Co.                                        168,200               2,807
    Staten Island Bancorp, Inc.                            155,800               2,804
-   Avis Rent A Car, Inc.                                   96,200               2,802
    Geon Co.                                                86,700               2,796
-   Henry Schein, Inc.                                      88,100               2,792
    Regency Realty Corp. REIT                              127,200               2,790
-   Beverly Enterprises, Inc.                              345,000               2,782


---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
-   Medicis Pharmaceutical Corp.                           109,550          $    2,780
-   Artesyn Technologies, Inc.                             125,056               2,775
    White Mountains Insurance
      Group, Inc.                                           19,653               2,771
    Bank North Group                                        83,970               2,771
-   Marshall Industries                                     77,000               2,767
    First Commonwealth
      Financial Corp.                                      115,400               2,755
-   Data General Corp.                                     188,800               2,749
-   Aware, Inc.                                             59,600               2,749
    MacDermid, Inc.                                         59,000               2,743
    Pulte Corp.                                            118,900               2,742
    Harman International
      Industries, Inc.                                      62,225               2,738
-   Del Monte Foods Co.                                    163,400               2,737
    Ballard Medical Products                               117,366               2,736
-   Journal Register Co.                                   121,500               2,734
-   Beringer Wine Estates
      Holdings, Inc.                                        65,300               2,728
-   Adtran, Inc.                                            74,900               2,724
-   InfoCure Corp.                                          51,400               2,721
-   Lason Holdings, Inc.                                    54,500               2,705
-   Superior Services Inc.                                 101,000               2,695
-   ETEC Systems, Inc.                                      81,000               2,693
    Flowserve Corp.                                        142,206               2,693
-   Sequent Computer Systems, Inc.                         151,700               2,693
-   Affiliated Managers Group, Inc.                         89,100               2,690
    JDN Realty Corp. REIT                                  120,150               2,688
-   Fairfield Communities, Inc.                            166,500               2,685
    Modine Manufacturing Co.                                82,200               2,677
    Colonial Properties Trust REIT                          94,700               2,675
    Hughes Supply, Inc.                                     89,750               2,664
    Ametek Aerospace Products Inc.                         115,800               2,663
    Lone Star Industries, Inc.                              70,900               2,663
-   Scholastic Corp.                                        52,600               2,663
-   Catalytica, Inc.                                       190,000               2,660
    CenterPoint Properties Corp. REIT                       72,500               2,655
-   Marine Drilling Co., Inc.                              193,700               2,651
    F & M National Corp.                                    79,841               2,650
-   Corporate Express, Inc.                                378,292               2,648
    Milacron Inc.                                          143,077               2,647
-   Catalina Marketing Corp.                                28,700               2,640
-   Sykes Enterprises, Inc.                                 79,100               2,640
    Citizens Banking Corp.                                  87,800               2,639
-   The Liposome Co., Inc.                                 138,000               2,639
-   Westwood One, Inc.                                      73,800               2,634
-   Emulex Corp.                                            23,600               2,624
-   Central Hudson Gas &
      Electric Corp.                                        62,400               2,621
-   Unistar Financial Service Corp.                         44,300               2,614
    Brandywine Realty Trust REIT                           131,900               2,613
    Trustco Bank                                            97,049               2,608
-   Pacific Sunwear of California                          106,763               2,602
-   Cymer, Inc.                                            103,500               2,587
-   Microchip Technology, Inc.                              54,500               2,582
-   CompUSA, Inc.                                          346,900               2,580
-   Rental Service Corp.                                    89,900               2,573
-   Armco, Inc.                                            388,200               2,572
-   International Rectifier Corp.                          192,800               2,567
    New Jersey Resources Corp.                              68,500               2,564
-   UNOVA, Inc.                                            161,400               2,562
-   The Children's Place Retail
      Stores, Inc.                                          63,200               2,560
    Blount International, Inc.                              94,000               2,556
-   AnswerThink Consulting
      Group, Inc.                                          101,200               2,555
    Wyndham International Inc.                             552,200               2,554
-   US Oncology, Inc.                                      212,682               2,552
    Varlen Corp.                                            62,850               2,545
    Cleco Corp.                                             83,400               2,533
    LTV Corp.                                              378,700               2,533
    SIG Corp.                                               88,599               2,531
-   Sunbeam Corp.                                          318,700               2,530
    Alpharma, Inc. Class A                                  70,934               2,523
-   Powertel Inc.                                           84,300               2,518
-   Bally Total Fitness Holding Corp.                       88,700               2,517
-   Concentra Managed Care                                 168,650               2,498
    Trinet Corporate Realty Trust, Inc.
      REIT                                                  90,100               2,495
    Pacific Capital Bancorp                                 79,000               2,489
-   Laser Vision Centers, Inc.                              39,500               2,488
-   Verity, Inc.                                            45,900               2,487
-   Imperial Bancorp                                       125,215               2,481
    R.H. Donnelley Corp.                                   126,700               2,479
-   Xircom, Inc.                                            82,300               2,474
-   AGCO Corp.                                             218,700               2,474
    Baldor Electric Co.                                    124,427               2,473
    Amcore Financial                                       107,020               2,468
    UMB Financial Corp.                                     57,538               2,467
    Commerce Group, Inc.                                   101,100               2,464
-   Novellus Systems, Inc.                                  36,100               2,464
-   National Instruments Corp.                              61,000               2,463
-   VISIX Inc.                                              31,100               2,463
-   Amphenol Corp.                                          61,900               2,461
-   Wave Systems Corp.                                     129,100               2,453
-   Alpha Industries, Inc.                                  51,500               2,453
-   Pinnacle Systems, Inc.                                  72,900               2,451
-   Citadel Communications Corp.                            67,500               2,443
-   Visual Networks, Inc.                                   76,234               2,439
    Westinghouse Air Brake Co.                              94,000               2,438
    Invacare Corp.                                          91,000               2,434
    S & T Bancorp, Inc.                                     96,400               2,434
-   Medical Assurance, Inc.                                 85,216               2,434
-   Structural Dynamics
      Research Corp.                                       130,606               2,424
-   Enzon, Inc.                                            117,000               2,420
-   Varco International, Inc.                              221,100               2,418
-   Express Scripts                                         40,100               2,414
-   Mastech Corp.                                          129,500               2,412
    Dain Rauscher Corp.                                     44,500               2,409
    Kilroy Realty Corp. REIT                                99,000               2,407
-   Cephalon, Inc.                                         138,400               2,405
-   PRI Automation, Inc.                                    66,200               2,400
-   Eclipsys Corp.                                         100,200               2,399
    UGI Corp. Holding Co.                                  118,600               2,394
-   Rayovac Corp.                                          105,200               2,387
-   AAR Corp.                                              105,000               2,382
-   Steel Dynamics, Inc.                                   153,900               2,381
    Indiana Energy, Inc.                                   111,666               2,380
-   iVillage Inc.                                           47,300               2,377
    Health Care REIT, Inc.                                 102,200               2,376
-   Coventry Health Care Inc.                              217,200               2,376

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
SMALL-CAP INDEX FUND                                        SHARES               (000)
---------------------------------------------------------------------------------------
-   Lands' End, Inc.                                        48,900          $    2,372
-   SEACOR SMIT Inc.                                        44,300               2,370
-   Mail-Well, Inc.                                        146,400               2,370
    Brady Corp. Class A                                     72,900               2,369
-   Remedy Corp.                                            87,800               2,360
-   Dendrite International, Inc.                            65,300               2,359
    Chateau Communities, Inc. REIT                          78,700               2,356
    Jefferies Group, Inc.                                   78,532               2,356
    Werner Enterprises, Inc.                               113,188               2,349
-   Amkor Technology, Inc.                                 229,000               2,347
-   Micro Warehouse Inc.                                   131,200               2,345
    MascoTech Inc.                                         138,400               2,344
    Media General, Inc. Class A                             45,900               2,341
-   Newpark Resources, Inc.                                263,500               2,339
-   INCYTE Pharmaceuticals, Inc.                            88,400               2,337
-   Men's Wearhouse, Inc.                                   91,650               2,337
    Susquehanna Bancshares, Inc.                           132,075               2,336
    United Illuminating Co.                                 54,850               2,328
-   Peregrine Systems, Inc.                                 90,400               2,322
-   XTRA Corp.                                              50,500               2,320
-   Kulicke & Soffa Industries, Inc.                        86,400               2,317
-   Proxim, Inc.                                            39,800               2,308
-   Comfort Systems USA, Inc.                              128,200               2,308
-   Cost Plus, Inc.                                         50,700               2,307
    United Water Resources, Inc.                           101,568               2,304
    Realty Income Corp. REIT                                96,900               2,301
-   National-Oilwell, Inc.                                 163,800               2,293
    Ruby Tuesday, Inc.                                     120,350               2,287
-   Building One Services Corp.                            164,800               2,287
    Gables Residential Trust REIT                           94,200               2,273
-   Concord Communications, Inc.                            50,500               2,272
-   Station Casinos, Inc.                                  111,500               2,272
-   Consolidated Graphics, Inc.                             45,400               2,270
-   Medical Manager Corp.                                   51,000               2,257
    Oakwood Homes Corp.                                    171,900               2,256
    Weeks Corp. REIT                                        73,900               2,254
    Essex Property Trust, Inc. REIT                         63,700               2,253
    Kellwood Co.                                            82,950               2,250
-   Hollywood Entertainment Corp.                          115,000               2,250
    Caraustar Industries, Inc.                              91,100               2,249
    Northwest Natural Gas Co.                               93,150               2,247
    Ryerson Tull, Inc.                                      99,447               2,244
    Cross Timbers Oil Co.                                  150,525               2,239
-   First Financial Bancorp                                 98,868               2,237
-   Harmonic Inc.                                           38,900               2,234
    Banta Corp.                                            106,300               2,232
    John Wiley & Sons Class A                              126,500               2,230
-   Prime Hospitality Corp.                                185,700               2,228
    Washington REIT                                        131,150               2,221
-   Tuboscope Inc.                                         161,800               2,215
    John H. Harland Co.                                    110,600               2,205
-   Sunrise Assisted Living, Inc.                           63,100               2,201
    Ruddick Corp.                                          110,000               2,200
-   Western Digital Corp.                                  338,400               2,200
-   Sonic Corp.                                             67,400               2,199
-   Vertex Pharmaceuticals, Inc.                            90,900               2,193
    Eastern Utilities Associates                            75,289               2,193
    A.O. Smith Corp.                                        78,200               2,190
    Charles E. Smith Residential
      Realty, Inc. REIT                                     64,500               2,189
-   Xomed Surgical Products Inc.                            44,850               2,184
    J.M. Smucker Co. Class A                                97,900               2,178
-   ImClone Systems, Inc.                                   85,800               2,177
    Elcor Corp.                                             49,750               2,173
-   Stone Energy Corp.                                      51,200               2,170
-   Astec Industries, Inc.                                  53,200               2,168
-   Charming Shoppes, Inc.                                 355,700               2,168
-   Vicor Corp.                                            102,300               2,167
    Hooper Holmes, Inc.                                    106,300               2,166
    Cambrex Corp.                                           82,500               2,166
    Fidelity National Financial, Inc.                      102,962               2,162
    Block Drug Co. Class A                                  51,847               2,161
    Westbanco Inc.                                          71,979               2,159
    Belden, Inc.                                            90,200               2,159
    Public Service Co. of
      North Carolina, Inc.                                  73,800               2,159
-   Entercom Communications Corp.                           50,400               2,155
    Wolverine World Wide, Inc.                             153,840               2,154
-   Nautica Enterprises, Inc.                              127,614               2,153
-   Tetra Tech, Inc.                                       129,903               2,143
    Sun Communities, Inc. REIT                              60,300               2,141
-   Mastec Inc.                                             75,600               2,136
    Provident Bankshares Corp.                              91,837               2,135
    Northwestern Corp.                                      88,200               2,133
-   Dal-Tile International Inc.                            187,500               2,133
-   Neiman Marcus Group Inc.                                83,000               2,132
    Bindly Western Industries, Inc.                         92,400               2,131
-   CommNet Cellular Inc.                                   81,100               2,129
    CBL & Associates Properties, Inc.
      REIT                                                  80,700               2,128
    National Health Investors REIT                          93,200               2,126
    Glenborough Realty Trust, Inc.
      REIT                                                 121,400               2,124
    Manufactured Home
      Communities, Inc. REIT                                81,600               2,122
-   QRS Corp.                                               27,200               2,122
    Capitol Federal Financial                              203,200               2,121
    Gaylord Entertainment Co.
      Class A                                               70,675               2,120
    Queens County Bancorp, Inc.                             65,472               2,120
-   Walter Industries, Inc.                                163,800               2,119
-   Tut Systems, Inc.                                       43,300               2,119
-   Primark Corp.                                           75,500               2,119
    FBL Financial Group, Inc. Class A                      108,600               2,118
-   NVR, Inc.                                               40,500               2,114
-   Beyond.com Corp.                                        73,600               2,111
    MAF Bancorp, Inc.                                       86,851               2,106
-   StanCorp Financial Group, Inc.                          70,200               2,106
-   Terex Corp.                                             69,100               2,103
    Great Atlantic &
      Pacific Tea Co., Inc.                                 62,200               2,103
-   Hutchinson Technology, Inc.                             75,700               2,101
-   Ancor Communications, Inc.                              64,600               2,091
-   Wesley Jessen VisionCare, Inc.                          64,600               2,091
-   PhyCor, Inc.                                           281,800               2,087
-   Sequa Corp. Class A                                     29,800               2,086
    Granite Construction Co.                                71,100               2,084
    Russell Corp.                                          106,825               2,083
    Kimball International, Inc.
      Class B                                              123,400               2,082
-   Kronos, Inc.                                            45,750               2,082
-   SCM Microsystems,Inc.                                   44,855               2,080
    A. Schulman Inc.                                       121,000               2,080
-   Sawtek Inc.                                             45,300               2,078

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
    Investors Financial
     Services Corp.                                         51,952          $    2,078
    PS Business Parks, Inc. REIT                            85,200               2,077
    Crawford & Co. Class B                                 127,750               2,076
-   Hyperion Solutions Corp.                               115,919               2,065
-   El Paso Electric Co.                                   231,000               2,065
-   Iron Mountain, Inc.                                     72,000               2,061
-   Genrad, Inc.                                            98,800               2,056
-   Security Capital Group Inc. REIT
      Class B                                              141,200               2,056
-   Ionics, Inc.                                            56,300               2,055
-   Advance Paradigm, Inc.                                  33,600               2,050
    Kelly Services, Inc. Class A                            63,800               2,050
-   NeXstar Pharmaceuticals Inc.                           102,800               2,050
    Chelsea GCA Realty, Inc. REIT                           55,200               2,049
    General Cable Corp.                                    128,050               2,049
-   Cirrus Logic                                           230,800               2,048
    F & M Bancorporation, Inc.                              54,254               2,048
-   PLX Technology, Inc.                                    43,200               2,047
-   Canandaigua Brands, Inc. Class A                        39,000               2,045
-   Kent Electronics Corp.                                 103,200               2,045
-   Delphi Financial Group, Inc.                            56,902               2,041
    Enhance Financial Services
      Group, Inc.                                          103,200               2,038
-   Bell & Howell Co.                                       53,800               2,034
-   Big Flower Holdings, Inc.                               63,800               2,034
    Foster Wheeler Corp.                                   143,900               2,033
-   Cerner Corp.                                            96,900               2,032
    WorldGate Communications, Inc.                          39,600               2,030
-   Silicon Valley Group, Inc.                             120,700               2,029
-   Dollar Thrifty Automotive
      Group, Inc.                                           86,900               2,020
-   Quiksilver, Inc.                                        77,500               2,020
    Adolph Coors Co. Class B                                40,800               2,020
    Regis Corp.                                            104,650               2,008
-   Aurora Foods Inc.                                      114,700               2,007
-   Duane Reade Inc.                                        65,500               2,006
-   Pride International Inc.                               189,700               2,004
-   Hadco Corp.                                             50,400               2,003
    Westernbank Puerto Rico                                153,200               2,001
    Albemarle Corp.                                         86,520               2,001
-   Wind River Systems Inc.                                124,550               2,001
-   MICROS Systems, Inc.                                    58,800               1,999
-   Alkermes, Inc.                                          86,400               1,998
    First Bancorp/Puerto Rico                               88,500               1,997
-   Orthodontic Centers of
      America, Inc.                                        141,300               1,996
-   SportsLine USA, Inc.                                    55,400               1,987
-   IPC Communications, Inc.                                29,100               1,986
    International Bancshares Corp.                          46,638               1,973
-   Transkaryotic Therapies, Inc.                           59,600               1,967
    Superior Industries
      International, Inc.                                   72,000               1,967
    Jack Henry & Associates                                 50,100               1,966
    Olin Corp.                                             148,800               1,962
    Carolina First Corp.                                    80,100               1,952
-   The Cheesecake Factory                                  63,953               1,951
    Battle Mountain Gold Co.
      Class A                                              799,600               1,949
    Morgan Keegan, Inc.                                    102,600               1,943
    Helix Technology Corp.                                  81,100               1,941
-   CSK Auto Corp.                                          71,900               1,941
-   American Italian Pasta Co.                              63,800               1,938
    Chicago Title Corp.                                     54,300               1,938
    LNR Property Corp.                                      90,550               1,936
-   Barr Labs Inc.                                          48,500               1,934
    Arch Chemicals, Inc.                                    79,500               1,933
-   Sanchez Computer
      Associates, Inc.                                      55,800               1,932
-   Pre-Paid Legal Services, Inc.                           71,000               1,930
-   Premiere Technologies, Inc.                            167,500               1,926
-   International Network Services                          47,650               1,924
-   Dura Pharmaceuticals, Inc.                             160,900               1,921
-   ANADIGICS, Inc.                                         51,900               1,920
-   World Access, Inc.                                     135,900               1,920
-   CB Richard Ellis Services, Inc.                         77,129               1,919
-   Holophane Corp.                                         50,300               1,918
    Carpenter Technology Corp.                              66,900               1,911
    Bradley Real Estate Inc. REIT                           92,014               1,909
-   Monaco Coach Corp.                                      45,100               1,908
    Doral Financial Corp.                                  110,600               1,908
-   Haemonetics Corp.                                       95,050               1,907
-   Photronics Labs Inc.                                    77,700               1,904
    Georgia Gulf Corp.                                     112,500               1,898
    Viatel, Inc.                                            33,800               1,897
-   FactSet Research Systems Inc.                           33,450               1,894
    Selective Insurance Group                               99,200               1,891
-   Burlington Industries, Inc.                            208,400               1,889
    Oneida Ltd.                                             67,135               1,888
-   Electronics for Imaging, Inc.                           36,700               1,885
-   e.spire Communications, Inc.                           178,200               1,882
-   Tesoro Petroleum Corp.                                 118,100               1,882
-   Techne                                                  74,128               1,881
-   Valuevision International, Inc.
      Class A                                               94,500               1,878
-   Electro Scientific Industries, Inc.                     44,900               1,876
-   ATMI, Inc.                                              63,000               1,874
-   Hayes Lemmerz
      International, Inc.                                   63,700               1,871
    Rollins Truck Leasing                                  168,037               1,869
-   Playboy Enterprises, Inc. Class B                       70,200               1,865
-   Siliconix, Inc.                                         54,200               1,856
    W.R. Berkley Corp.                                      74,175               1,854
-   National Discount Brokers
      Group, Inc.                                           31,900               1,850
-   Primus Telecommunications
      Group, Inc.                                           82,100               1,842
-   Sunrise Technologies
      International, Inc.                                  150,200               1,840
-   Entrust Technologies, Inc.                              55,300               1,839
-   VWR Scientific Products Corp.                           50,100               1,838
-   Reliance Steel & Aluminum Co.                           47,100               1,837
    West Pharmaceutical
      Services, Inc.                                        46,794               1,837
    National City Bancshares, Inc.                          57,506               1,837
    Yankee Energy Systems                                   46,200               1,834
    Bowne & Co., Inc.                                      140,900               1,832
    The Stride Rite Corp.                                  177,500               1,830
    Skywest, Inc.                                           73,400               1,830
    Taubman Co. REIT                                       138,500               1,826
    Omega Healthcare Investors, Inc.
      REIT                                                  70,700               1,825
-   Action Performance Cos., Inc.                           55,300               1,825
    Premier Bancshares, Inc.                                99,600               1,824

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
---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
SMALL-CAP INDEX FUND                                        SHARES               (000)
---------------------------------------------------------------------------------------
-   Harbinger Corp.                                        145,850          $    1,823
-   Macrovision Corp.                                       24,200               1,812
-   MotivePower Industries Inc.                            102,000               1,810
    Walden Residential Properties,
      Inc. REIT                                             84,200               1,810
-   Computer Network
      Technology Corp.                                      83,700               1,810
-   Playtex Products, Inc.                                 116,300               1,810
-   Buffets Inc.                                           157,349               1,810
    Koger Equity, Inc. REIT                                 98,100               1,809
    F.N.B. Corp.                                            66,981               1,808
-   LTX Corp.                                              135,700               1,807
-   Micromuse Inc.                                          36,100               1,800
-   ResMed Inc.                                             54,100               1,795
-   Toll Brothers, Inc.                                     83,700               1,794
    Wellman, Inc.                                          112,500               1,793
-   Insight Enterprises, Inc.                               72,200               1,787
-   Sunterra Corp.                                         127,950               1,783
-   SMART Modular
      Technologies, Inc.                                   102,500               1,781
-   ABM Industries                                          58,000               1,780
    Black Hills Corp.                                       76,950               1,779
    Regal-Beloit Corp.                                      75,300               1,779
    American Health Properties, Inc.
      REIT                                                  88,300               1,777
-   Reliance Group Holdings                                238,300               1,772
-   SLI, Inc.                                               65,375               1,765
    EVEREN Capital Corp.                                    59,200               1,765
    Energen Corp.                                           94,600               1,762
-   Mid Atlantic Medical
      Services, Inc.                                       178,200               1,760
-   Pinnacle Holdings Inc.                                  71,800               1,759
    Home Properties of New York,
      Inc. REIT                                             63,600               1,757
-   Eagle USA Airfreight, Inc.                              41,400               1,757
-   SPS Technologies, Inc.                                  46,800               1,755
-   FPIC Insurance Group, Inc.                              36,100               1,751
-   Southwest Bancorporation of
      Texas, Inc.                                           97,200               1,750
-   Red Roof Inns, Inc.                                     97,500               1,749
-   Systems & Computer
      Technology Corp.                                     119,900               1,746
-   Republic Bancorp, Inc.                                 114,725               1,742
    Frontier Insurance Group, Inc.                         113,232               1,741
    St. John Knits, Inc.                                    59,500               1,740
-   Inacom Corp.                                           137,812               1,740
-   Genesco, Inc.                                          119,400               1,739
    First United Bancshares, Inc.                           93,300               1,738
-   Conmed Corp.                                            56,650               1,735
-   Ralcorp Holdings, Inc.                                 108,000               1,735
-   BE Avionics Inc.                                        92,700               1,732
-   Department 56 Inc.                                      64,400               1,731
-   Aspect
      Telecommunications Corp.                             177,400               1,730
    Libbey, Inc.                                            59,600               1,728
    TNP Enterprises, Inc.                                   47,600               1,725
-   Progress Software Corp.                                 60,900               1,720
-   Midwest Express Holdings, Inc.                          50,600               1,720
    Springs Industries Inc. Class A                         39,400               1,719
-   Pharmaceutical Product
      Development, Inc.                                     62,771               1,718
    Aquarion Co.                                            49,309               1,713
    The Toro Co.                                            43,400               1,709
-   Great Plains Software, Inc.                             36,200               1,708
-   Plexus Corp.                                            56,700               1,708
-   Perrigo Co.                                            223,600               1,705
-   Respironics, Inc.                                      112,591               1,703
-   Metro Networks, Inc.                                    31,900               1,703
-   MEDE AMERICA Corp.                                      45,100               1,703
    Matthews International Corp.                            57,400               1,700
    Penton Media, Inc. Class A                              70,100               1,700
    Midas Inc.                                              59,800               1,697
    Olsten Corp.                                           267,650               1,690
    Otter Tail Power Co.                                    43,800               1,689
-   U.S. Home Corp.                                         47,400               1,683
-   TriQuint Semiconductor, Inc.                            29,600               1,682
-   Rational Software Corp.                                 50,979               1,679
    National Data Corp.                                     39,200               1,676
    NACCO Industries, Inc. Class A                          22,795               1,675
    Presidential Life Corp.                                 85,300               1,674
-   Copart, Inc.                                            78,700               1,672
-   S3, Inc.                                               183,900               1,672
-   Healthcare Financial
      Partners, Inc.                                        48,800               1,671
    TJ International, Inc.                                  53,900               1,671
-   Dura Automotive Systems, Inc.                           50,235               1,670
    Clarcor Inc.                                            86,925               1,668
-   Sola International Inc.                                 85,800               1,668
-   Wyman-Gordon Corp.                                      86,200               1,665
-   United International
      Holdings, Inc. Class A                                24,600               1,664
-   IHOP Corp.                                              69,100               1,663
    Summit Properties, Inc. REIT                            84,100               1,661
-   Silicon Valley Bancshares                               67,000               1,658
-   Digital River, Inc.                                     49,800               1,656
-   Aspect Development, Inc.                                89,500               1,656
    SL Green Realty Corp. REIT                              81,000               1,655
-   MTI Technology Corp.                                   126,700               1,655
-   Systemax Inc.                                          133,400               1,651
-   Ligand Pharmaceuticals Inc.
      Class B                                              148,300               1,650
-   Anixter International Inc.                              90,400               1,650
-   Fossil, Inc.                                            34,100               1,650
-   Safeskin Corp.                                         137,300               1,648
    First Citizens BancShares
      Class A                                               20,400               1,647
    Chemical Finance                                        47,312               1,647
    Richmond County Financial Corp.                         85,400               1,644
-   99 Cents Only Stores                                    32,875               1,642
    Gerber Scientific, Inc.                                 74,300               1,639
-   Coherent, Inc.                                          87,800               1,635
-   Advent Software, Inc.                                   24,400               1,635
-   Ryan's Family Steak Houses, Inc.                       140,600               1,634
-   IDT Corp.                                               73,400               1,633
    Pegasus Systems Inc.                                    43,600               1,632
    Spartech Corp.                                          51,600               1,632
-   Trammell Crow Co.                                       99,250               1,631
-   Yellow Corp.                                            91,850               1,630
    Cabot Oil & Gas Corp. Class A                           87,526               1,630
    Empire District Electric Co.                            62,470               1,628
    Mentor Corp.                                            87,400               1,628
-   Triangle Pharmaceuticals, Inc.                          90,400               1,627

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
-   Ivex Packaging Corp.                                    73,900          $    1,626
-   Vail Resorts Inc.                                       92,900               1,626
-   ADVO, Inc.                                              78,250               1,624
-   Computer Horizons Corp.                                117,400               1,622
-   Pegasus Communications Corp.
      Class A                                               41,100               1,621
-   Palm Harbor Homes, Inc.                                 64,629               1,620
-   Medaphis Corp.                                         281,650               1,619
-   In Focus Systems, Inc.                                 107,900               1,618
-   Integrated Health Services, Inc.                       202,000               1,616
-   Atlas Air, Inc.                                         50,000               1,612
    MDC Holdings, Inc.                                      75,000               1,612
-   Technology Solutions Co.                               149,125               1,612
    ChemFirst Inc.                                          66,300               1,612
-   Acxiom Corp.                                            64,630               1,612
    Downey Financial Corp.                                  73,246               1,607
-   Perclose, Inc.                                          33,400               1,605
-   Plains Resources                                        84,400               1,604
    Talbots Inc.                                            42,000               1,601
    Fleming Cos., Inc.                                     137,700               1,601
-   Insituform Technologies Class A                         73,800               1,596
    Westfield America, Inc. REIT                           105,900               1,595
-   Integrated Electrical
      Services, Inc.                                        98,900               1,595
    Technitrol, Inc.                                        49,100               1,583
    Foremost Corp. of America                               71,900               1,582
    Stewart & Stevenson
      Services, Inc.                                       103,610               1,580
-   Triarc Cos., Inc. Class A                               74,300               1,579
-   Paymentech, Inc.                                        62,200               1,578
-   Grey Wolf, Inc.                                        631,300               1,578
-   Benchmark Electronics, Inc.                             43,900               1,578
    Tredegar Corp.                                          72,500               1,577
    Collins & Aikman Corp.                                 206,700               1,576
    Ryland Group, Inc.                                      53,000               1,573
    LandAmerica Financial
      Group, Inc.                                           54,700               1,573
-   Commonwealth Telephone
      Enterprises, Inc.                                     38,799               1,569
-   Adaptive Broadband Corp.                                71,700               1,568
-   Penske Motorsports, Inc.                                31,600               1,568
    Phoenix Investment Partners Ltd.                       181,700               1,567
-   ProBusiness Services, Inc.                              43,600               1,564
    Lilly Industries Inc. Class A                           84,150               1,562
-   Getty Images, Inc.                                      82,700               1,561
    Mid-America Apartment
      Communities, Inc. REIT                                67,400               1,559
-   Bottomline Technologies, Inc.                           29,400               1,558
    Bandag, Inc.                                            44,900               1,557
    Forest City Enterprise Class A                          55,500               1,554
-   DSP Group Inc.                                          43,100               1,552
-   CPI Corp.                                               47,000               1,551
-   Avant! Corp.                                           122,838               1,551
    Heilig-Meyers Co.                                      227,500               1,550
-   Cable Design Technologies                              100,250               1,548
-   Triad Hospitals, Inc.                                  114,579               1,547
-   Veritas DGC Inc.                                        84,400               1,546
-   Datascope Corp.                                         48,100               1,545
    Jones Apparel Group, Inc.                               44,898               1,541
-   American Freightways                                    78,700               1,540
-   Rexall Sundown, Inc.                                   126,300               1,539
-   Kirby Corp.                                             72,500               1,536
-   Chirex, Inc.                                            47,800               1,536
    Graco, Inc.                                             52,225               1,534
    Cooper Cos., Inc.                                       61,400               1,531
-   Pioneer Group, Inc.                                     88,700               1,530
-   Electroglas, Inc.                                       76,500               1,530
-   Tekelec                                                125,500               1,530
-   24/7 Media, Inc.                                        39,700               1,528
    Roadway Express Inc.                                    78,700               1,525
    JSB Financial                                           29,900               1,521
    BMC Industries, Inc.                                   147,500               1,521
    General Motors Corp. Class H                            27,006               1,519
    Berkshire Realty Co., Inc. REIT                        131,300               1,518
-   Louis Dreyfus Natural Gas Corp.                         70,396               1,518
    Applied Industrial
      Technology, Inc.                                      79,800               1,516
-   HA-LO Industries, Inc.                                 153,525               1,516
-   SpeedFam-IPEC, Inc.                                     94,351               1,516
    Argonaut Group, Inc.                                    63,100               1,514
-   barnesandnoble.com inc.                                 84,100               1,514
    Standard Products Co.                                   59,025               1,513
-   Xoom, Inc.                                              28,800               1,512
-   Carrier Access Corp.                                    34,500               1,512
    Universal Forest Products, Inc.                         70,300               1,511
-   Price Communications Corp.                             100,700               1,510
-   Arcadia Financial Ltd.                                 194,900               1,510
-   Dialogic Corp.                                          34,400               1,509
-   CDI Corp.                                               44,300               1,509
-   CD Radio Inc.                                           49,500               1,508
-   ITT Educational Services, Inc.                          57,800               1,506
    Quanex Corp.                                            52,800               1,505
    Cornerstone Realty
      Income Trust, Inc. REIT                              139,800               1,503
-   Ascent Entertainment Group, Inc.                       106,229               1,500
    Republic Security Financial Corp.                      179,019               1,499
-   Rent-A-Center, Inc.                                     62,400               1,498
-   TALK.com, Inc.                                         133,000               1,496
-   Gaylord Container Corp.                                188,500               1,496
    Advanta Corp. Class A                                   82,780               1,495
-   AVT Corp.                                               39,400               1,492
    The Titan Corp.                                        135,600               1,492
-   International Home Foods, Inc.                          80,900               1,492
-   NCO Group, Inc.                                         39,250               1,492
    SCPIE Holdings Inc.                                     45,700               1,491
-   First Federal Financial Corp.                           77,450               1,491
-   Education Management Corp.                              71,800               1,490
-   Hollywood Park, Inc.                                    87,600               1,489
    Wabash National Corp.                                   76,700               1,486
-   Aztar Corp.                                            161,600               1,485
-   Tom Brown, Inc.                                         95,200               1,482
-   Pacific Gateway Exchange, Inc.                          50,800               1,480
-   Advanced Digital Information Corp.                      36,500               1,478
    Furon Co.                                               77,600               1,474
-   Waste Connections, Inc.                                 48,300               1,473
    The Standard Register Co.                               47,900               1,473
-   Young Broadcasting Inc.                                 34,600               1,473
-   First Sierra Financial, Inc.                            58,900               1,472
-   LifePoint Hospitals, Inc.                              109,580               1,472
    Burlington Coat Factory
      Warehouse Corp.                                       76,240               1,472
-   Metals USA, Inc.                                       115,475               1,472

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
SMALL-CAP INDEX FUND                                        SHARES               (000)
---------------------------------------------------------------------------------------
    Life USA Holding, Inc.                                  72,600          $    1,470
    Triangle Bancorp, Inc.                                  86,700               1,468
    Liberty Financial Cos., Inc.                            50,400               1,468
    Pacific Gulf Properties, Inc. REIT                      64,800               1,466
    Laclede Gas Co.                                         63,000               1,465
    Brown Shoe Company, Inc.                                67,200               1,462
-   hi/fn, inc.                                             19,200               1,462
    Burnham Pacific Properties, Inc.
      REIT                                                 118,600               1,460
-   Advanced Energy Industries, Inc.                        36,000               1,460
-   Hanover Direct, Inc.                                   518,500               1,458
    AmerUs Life Holdings, Inc.                              53,992               1,458
    Brown & Brown, Inc.                                     38,350               1,457
-   Albany International Corp.                              70,100               1,455
    Vintage Petroleum, Inc.                                135,100               1,452
    Apogee Enterprises, Inc.                               108,000               1,451
-   Protein Design Labs                                     65,400               1,451
    United Television, Inc.                                 13,829               1,450
    American Heritage Life
      Investment Corp.                                      59,164               1,450
    Deltic Timber Corp.                                     53,800               1,449
-   Agribrands International, Inc.                          36,600               1,448
    Lance, Inc.                                             92,600               1,447
    Banco Santander Puerto Rico                             79,900               1,443
-   Complete Business Solutions, Inc.                       80,400               1,442
-   Sierra Health Services                                  99,800               1,441
-   Rent-Way, Inc.                                          58,500               1,441
-   Saga Systems, Inc.                                     112,900               1,439
-   Billing Concepts Corp.                                 128,500               1,438
    First Western Bancorp                                   42,900               1,437
    Carter-Wallace, Inc.                                    78,900               1,435
    First Source Corp.                                      44,834               1,435
    Winnebago Industries, Inc.                              63,700               1,433
-   DBT Online Inc.                                         43,700               1,431
    National Bankcorp of Alaska Inc.                        54,000               1,431
    CNA Surety Corp.                                        93,400               1,430
-   Pool Energy Service Co.                                 70,300               1,428
-   Sinclair Broadcast Group, Inc.                          87,200               1,428
-   Handleman Co.                                          120,800               1,427
-   MRV Communications Inc.                                108,700               1,427
    Commercial Net Lease Realty
      REIT                                                 110,800               1,427
    Duff & Phelps Credit Rating                             21,300               1,424
    Hancock Holding Co.                                     31,707               1,423
-   Alterra Healthcare Corp.                               103,400               1,422
    Cabot Industrial Trust REIT                             66,900               1,422
    Mills Corp. REIT                                        65,547               1,422
-   United Payors &
      United Providers, Inc.                                61,300               1,421
    Bedford Property Investors, Inc.
      REIT                                                  79,400               1,419
-   Celera Genomics                                         87,600               1,418
    New England Business
      Service, Inc.                                         45,900               1,417
-   Open Market, Inc.                                       99,700               1,414
-   Paxar Corp.                                            157,056               1,414
-   Ziff-Davis Inc.                                         91,400               1,411
-   Aviron                                                  49,000               1,409
-   Aviall Inc.                                             74,875               1,409
    Authentic Fitness Corp.                                 80,200               1,403
-   InterVoice, Inc.                                        97,200               1,403
-   USinternetworking, Inc.                                 33,400               1,403
    Interface, Inc.                                        162,600               1,402
    Bay View Capital Corp.                                  68,406               1,402
-   NCI Building Systems, Inc.                              65,600               1,402
-   Columbia Laboratories Inc.                             163,700               1,402
    Diagnostic Products Corp.                               50,700               1,401
-   Paxson Communications Corp.                            103,700               1,400
-   Varian Semiconductor
      Equipment Associates, Inc.                            82,300               1,399
-   Metromedia International
      Group, Inc.                                          186,500               1,399
-   Lone Star Technologies, Inc.                            78,800               1,399
    Oshkosh Truck Corp.                                     27,800               1,399
-   Seitel, Inc.                                            86,400               1,399
-   First Republic Bank                                     48,300               1,398
    MGI Properties, Inc. REIT                               49,400               1,396
    Standex International Corp.                             50,800               1,391
    Cleveland-Cliffs Iron Co.                               42,900               1,389
-   Osteotech, Inc.                                         48,300               1,389
    Central Parking Corp.                                   40,500               1,387
-   Maxxam Inc.                                             21,500               1,387
    Omega Financial Corp.                                   39,900               1,387
    Glimcher Realty Trust REIT                              85,300               1,386
    CT Communications, Inc.                                 33,700               1,386
-   PFF Bancorp, Inc.                                       73,800               1,384
    Barnes Group, Inc.                                      63,600               1,383
-   Shorewood Packaging Corp.                               75,000               1,383
-   Southern Union Co.                                      63,561               1,382
-   Cellnet Data Systems                                   152,900               1,376
-   Nova Corp. (Georgia)                                    55,037               1,376
    C & D Technology Inc.                                   44,900               1,375
-   Long Beach Financial Corp.                              93,600               1,375
    Coachmen Industries, Inc.                               59,100               1,374
    AMCOL International Corp.                               95,550               1,374
    OneMain.com, Inc.                                       58,100               1,373
    Inter-Tel, Inc.                                         75,200               1,372
-   Magellan Health Services, Inc.                         137,100               1,371
-   Mercury Computer Systems, Inc.                          42,500               1,371
-   Borg-Warner Security Corp.                              67,400               1,369
-   Landstar System                                         37,900               1,368
    Elizabethtown Corp.                                     29,900               1,368
    Riggs National Corp.                                    66,400               1,365
-   Powerwave Technologies, Inc.                            42,300               1,364
    Prime Retail, Inc. REIT                                156,999               1,364
-   Buckeye Technology, Inc.                                89,800               1,364
-   Simpson Manufacturing Co.                               28,700               1,363
-   Consolidated Products Inc.                              75,590               1,361
    Town & Country Trust REIT                               76,100               1,360
    Commonwealth Bancorp                                    75,800               1,360
    Valmont Industries, Inc.                                79,600               1,356
-   Midway Games Inc.                                      104,711               1,355
-   Cellular Communications of
      Puerto Rico                                           47,500               1,354
    International Multifoods Corp.                          59,900               1,351
-   Inhale Therapeutic Systems                              56,700               1,350
    Wackenhut Corp.                                         45,300               1,348
-   Knoll, Inc.                                             50,600               1,347
    Southern Peru Copper Corp.                              93,300               1,347
    First Charter Corp.                                     54,400               1,346
    Connecticut Energy Corp.                                34,900               1,346
-   Cor Therapeutics, Inc.                                  91,200               1,345

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
    North Carolina Natural Gas Corp.                        39,202          $    1,343
-   NBTY, Inc.                                             206,500               1,342
    Briggs & Stratton Corp.                                 23,225               1,341
-   Forest Oil Corp.                                       106,700               1,340
-   American Mobile Satellite
      Corp., Inc.                                           81,800               1,339
-   Jones Intercable Inc.                                   27,900               1,339
-   URS Corp.                                               45,600               1,337
-   Service Experts, Inc.                                   60,900               1,336
-   UniSource Energy Corp.                                 111,860               1,335
-   ACTV, Inc.                                              96,200               1,335
-   WMS Industries, Inc.                                    78,500               1,335
-   Littelfuse, Inc.                                        69,300               1,334
    Landauer, Inc.                                          45,200               1,333
    California Water Service Group                          51,026               1,333
-   Group Maintenance
      America Corp.                                        103,000               1,333
-   Avid Technology, Inc.                                   82,500               1,330
-   Scott Technologies, Inc.                                69,100               1,330
    Innkeepers USA Trust REIT                              132,700               1,327
    K-Swiss, Inc.                                           28,500               1,325
    Enesco Group, Inc.                                      57,300               1,325
-   King Pharmaceuticals, Inc.                              51,200               1,325
    P.H. Glatfelter Co.                                     90,400               1,322
    Texas Regional Bancshares, Inc.                         48,600               1,321
-   Korn/Ferry International                                77,700               1,321
-   F.Y.I. Inc.                                             42,100               1,321
-   Aavid Thermal Technologies                              58,100               1,315
    The Trust Co. of New Jersey                             55,870               1,313
    CVB Financial Corp.                                     50,490               1,313
-   Res-Care, Inc.                                          57,700               1,313
-   @Entertainment, Inc.                                    70,000               1,313
-   Razorfish Inc.                                          35,400               1,312
-   Sipex Corp.                                             64,000               1,312
-   Aviation Sales Co.                                      33,200               1,311
-   TSI International Software Ltd.                         46,100               1,308
    Ethyl Corp.                                            217,700               1,306
    Watsco, Inc.                                            79,750               1,306
    Mitchell Energy &
      Development Corp. Class A                             67,600               1,306
-   Sicor, Inc.                                            306,560               1,303
-   Lone Star Steakhouse &
      Saloon, Inc.                                         133,900               1,301
-   BindView Development Corp.                              54,700               1,299
    InterWest Bancorp Inc.                                  51,900               1,297
-   Coulter Pharmaceutical, Inc.                            57,500               1,297
    CNB Bancshares, Inc.                                    22,745               1,296
-   Sbarro, Inc.                                            47,900               1,296
    National Penn Bancshares Inc.                           55,057               1,296
-   Acuson Corp.                                            75,250               1,293
-   Oceaneering International, Inc.                         80,200               1,293
    LTC Properties, Inc. REIT                               99,300               1,291
    Southwestern Energy Co.                                122,100               1,290
-   Varian, Inc.                                            95,400               1,288
-   FileNet Corp.                                          112,600               1,288
    Commercial Metals Co.                                   45,166               1,287
-   American Xtal Technology, Inc.                          54,000               1,286
    Chiquita Brands
      International, Inc.                                  142,500               1,282
-   Windmere-Durable Holdings Inc.                          75,967               1,282
-   The IT Group, Inc.                                      79,800               1,282
    Ocean Financial Corp.                                   70,600               1,280
    National Golf Properties, Inc.
      REIT                                                  52,600               1,279
    Pioneer Standard
      Electronics Inc.                                     106,550               1,279
    Sterling Bancshares, Inc.                               95,500               1,277
-   Micron Electronics, Inc.                               126,800               1,276
-   Trans World Airlines                                   258,200               1,275
    Kaman Corp. Class A                                     81,200               1,274
    Tejon Ranch Co.                                         48,500               1,273
-   MemberWorks, Inc.                                       43,900               1,273
-   Wolverine Tube, Inc.                                    50,600               1,271
-   Banctec, Inc.                                           70,828               1,270
-   CUNO Inc.                                               66,350               1,269
    Owens & Minor, Inc. Holding Co.                        115,337               1,269
-   O'Sullivan Industries
      Holdings, Inc.                                        74,600               1,268
-   Priority Healthcare Corp. Class A                       36,758               1,268
-   ISIS Pharmaceuticals, Inc.                             124,300               1,266
    Guarantee Life Cos., Inc.                               50,400               1,266
-   Kopin Corp.                                             52,900               1,266
    Del Webb Corp.                                          52,996               1,265
    Peoples Bancorp, Inc.                                  126,800               1,264
-   Trans World Entertainment Corp.                        112,350               1,264
    Arrow International, Inc.                               48,800               1,263
-   EEX Corp.                                              181,966               1,262
    Overseas Shipholding Group Inc.                         98,000               1,262
    Imperial Credit Commercial
      Mortgage Investment Corp.
      REIT                                                 116,600               1,261
-   Stein Mart, Inc.                                       134,400               1,260
    Fair Issac & Co.                                        35,900               1,259
    Capital Re Corp.                                        78,300               1,258
    MMI Cos., Inc.                                          74,500               1,257
-   Dave & Busters                                          43,300               1,256
    Entertainment Properties Trust
      REIT                                                  71,200               1,255
    Greif Brothers Corp. Class A                            49,200               1,255
-   Cort Business Services Corp.                            52,400               1,254
-   Urban Outfitters, Inc.                                  49,900               1,254
-   Timberland Co.                                          18,400               1,252
-   NVIDIA Corp.                                            65,400               1,251
    John Nuveen Co. Class A                                 29,300               1,251
-   Romac International, Inc.                              140,910               1,251
    WD-40 Co.                                               50,000               1,250
-   Cytyc Corp.                                             64,100               1,250
-   Anchor Gaming                                           26,000               1,250
-   PICO Holdings, Inc.                                     49,300               1,248
-   Level One Communications                                25,475               1,247
    Luby's, Inc.                                            83,100               1,246
-   MGC Communications, Inc.                                47,900               1,245
    Brenton Banks, Inc.                                     80,119               1,242
-   Heartland Express, Inc.                                 75,808               1,241
-   DuPont Photomasks, Inc.                                 25,900               1,240
-   Coinstar, Inc.                                          43,200               1,239
    Cohu, Inc.                                              35,000               1,238
-   Specialty Equipment Cos., Inc.                          42,000               1,236
-   Asyst Technologies, Inc.                                41,200               1,233
    J.B. Hunt Transport
      Services, Inc.                                        75,900               1,233
    Capstead Mortgage Corp. REIT                           226,500               1,232
-   Transaction Network
      Services, Inc.                                        42,050               1,230

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
SMALL-CAP INDEX FUND                                        SHARES               (000)
---------------------------------------------------------------------------------------
    Myers Industries, Inc.                                  61,497          $    1,230
    Peoples Energy Corp.                                    32,525               1,226
    Thomas Industries, Inc.                                 59,650               1,223
-   bebe stores, inc.                                       35,900               1,221
-   Ocular Sciences, Inc.                                   70,200               1,220
    JP Realty Inc. REIT                                     59,300               1,219
    Park Electrochemical Corp.                              42,300               1,216
-   Input/Output, Inc.                                     160,700               1,215
    Michael Foods Group, Inc.                               51,700               1,215
-   Group 1 Automotive, Inc.                                57,400               1,213
-   Magnatek                                               114,800               1,213
-   Biotechnology General                                  186,400               1,212
-   Crestline Capital Corp.                                 72,000               1,210
    LaSalle Hotel Properties REIT                           78,900               1,208
-   PAREXEL International Corp.                             90,700               1,207
    Berry Petroleum Class A                                 86,600               1,207
-   Kenneth Cole Productions, Inc.                          43,300               1,207
    IRT Property Co. REIT                                  122,098               1,206
-   Avondale Industries, Inc.                               30,900               1,205
    Equity Inns, Inc. REIT                                 130,200               1,204
-   First Financial Holdings, Inc.                          64,200               1,204
-   PETCO Animal Supplies, Inc.                             76,300               1,202
-   Wild Oats Marketing Corp.                               39,600               1,202
    Reliance Bancorp, Inc.                                  43,400               1,199
    Kansas City Life Insurance Co.                          27,860               1,198
-   Performance Food Group Co.                              43,950               1,195
    Intermet Corp.                                          79,000               1,195
-   Musicland Stores Corp.                                 134,600               1,195
-   Sylvan Learning Systems, Inc.                           43,900               1,194
-   Global Industrial
      Technologies, Inc.                                    98,900               1,193
    Life Technologies, Inc.                                 32,950               1,190
    Rollins, Inc.                                           74,500               1,187
-   Aspen Technologies, Inc.                               101,000               1,187
-   Maxxim Medical, Inc.                                    50,900               1,187
-   Morrison Knudsen Corp.                                 114,900               1,185
-   Financial Federal Corp.                                 53,850               1,185
-   NetGravity, Inc.                                        52,000               1,183
    NUI Corp.                                               47,300               1,182
-   Cygnus Inc.                                             90,800               1,180
    Parkway Properties Inc. REIT                            35,600               1,179
    Oregon Steel Mills, Inc.                                88,500               1,178
-   Boyd Gaming Corp.                                      168,200               1,177
-   Intergraph Corp.                                       151,900               1,177
    Chemed Corp.                                            35,400               1,177
-   Steinway Musical
      Instruments Inc.                                      44,400               1,177
-   Daisytek International Corp.                            72,100               1,176
    EastGroup Properties, Inc. REIT                         58,600               1,176
-   Castle & Cooke Inc.                                     66,700               1,176
-   Pediatrix Medical Group, Inc.                           55,300               1,175
    Brush Wellman, Inc.                                     64,800               1,175
-   Trimble Navigation Ltd.                                 91,200               1,174
    Computer Task Group, Inc.                               69,000               1,173
-   Concur Technologies, Inc.                               41,700               1,173
    Alexandria Real Estate Equities,
      Inc. REIT                                             37,500               1,172
-   Algos Pharmaceutical Corp.                              53,100               1,172
-   Checkpoint Systems, Inc.                               130,900               1,170
-   Atwood Oceanics, Inc.                                   37,400               1,169
-   Kaiser Aluminum &
      Chemical Corp.                                       131,600               1,168
-   Hanger Orthopedic Group, Inc.                           82,300               1,168
    National Presto Industries, Inc.                        30,500               1,167
-   IDX Systems Corp.                                       51,680               1,166
-   Canandaigua Brands, Inc. Class B                        22,100               1,166
-   PictureTel Corp.                                       145,600               1,165
-   Manugistics Group, Inc.                                 80,300               1,164
    Anchor Bancorp Wisconsin Inc.                           65,300               1,163
    Dreyer's Grand Ice Cream, Inc.                          76,900               1,163
    Standard Pacific Corp.                                  89,900               1,163
-   Rare Hospitality International Inc.                     45,500               1,160
-   On Assignment, Inc.                                     44,400               1,160
    Cash America International Inc.                         90,012               1,159
-   Advanced Radio Telecom Corp.                            80,400               1,156
    Merchants New York
      Bancorporation                                        34,500               1,156
-   The Dress Barn, Inc.                                    72,200               1,155
-   AFC Cable Systems, Inc.                                 32,700               1,155
-   Central Garden and Pet Co.                             112,500               1,153
    Western Gas Resources, Inc.                             72,000               1,152
    Colonial Gas Co.                                        31,100               1,151
    Curtiss-Wright Corp.                                    29,600               1,151
-   UniCapital Corp.                                       182,000               1,149
-   Brightpoint, Inc.                                      189,325               1,148
    GBC Bancorp                                             56,600               1,146
-   General Communication, Inc.                            168,600               1,146
    Watts Industries Class A                                59,700               1,145
    Oriental Financial Group                                47,466               1,145
    CFW Communications Co.                                  47,200               1,145
-   OEC Medical Systems, Inc.                               46,700               1,144
    Greater Bay Bancorp                                     34,400               1,144
-   Budget Group, Inc.                                      92,700               1,141
    Skyline Corp.                                           38,900               1,140
    Cullen/Frost Bankers, Inc.                              41,360               1,140
    Centertrust Retail Properties, Inc.
      REIT                                                  97,000               1,140
    Bassett Furniture Industries, Inc.                      49,825               1,140
-   Host Marriott Services Corp.                           140,140               1,139
    Pennsylvania Enterprises Inc.                           37,100               1,139
-   TransMontaigne Inc.                                     90,600               1,138
-   Leap Wireless International, Inc.                       56,200               1,138
-   U.S. Bioscience                                        116,600               1,137
    Sovran Self Storage, Inc. REIT                          42,200               1,137
-   Patterson Energy, Inc.                                 114,800               1,134
    Madison Gas & Electric Co.                              55,075               1,129
    Franchise Finance Corp. of
      America REIT                                          51,300               1,129
-   Reckson Associates Realty Corp.
      Class B                                               47,257               1,128
-   P-Com, Inc.                                            215,500               1,128
-   Consolidated Freightways Corp.                          87,800               1,128
-   Superior National Insurance
      Group, Inc.                                           41,400               1,127
    BT Financial Corp.                                      45,960               1,127
-   Remec, Inc.                                             69,900               1,127
-   Barra, Inc.                                             44,600               1,126
    Centex Construction
      Products, Inc.                                        33,000               1,126
    Russ Berrie and Co., Inc.                               45,500               1,126
    Sotheby's Holdings Class A                              29,500               1,125
    Urban Shopping Centers, Inc. REIT                       35,700               1,125
    Stone & Webster, Inc.                                   42,200               1,124

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
-   AMLI Residential Properties Trust
      REIT                                                  50,200          $    1,123
-   Ultratech Stepper, Inc.                                 74,500               1,122
    Dime Community Bancorp, Inc.                            48,200               1,121
-   Premier National Bancorp, Inc.                          56,000               1,120
-   HomeBase, Inc.                                         177,200               1,119
-   Biomatrix, Inc.                                         51,700               1,118
-   Personnel Group of America, Inc.                       111,800               1,118
    RFS Hotel Investors, Inc. REIT                          88,900               1,117
-   Hain Food Group, Inc.                                   54,100               1,116
    Arch Coal, Inc.                                         80,400               1,116
-   IGEN International, Inc.                                38,300               1,115
    PMA Capital Corp. Class A                               54,200               1,114
    Sunstone Hotel Investors, Inc.
      REIT                                                 131,100               1,114
-   Veeco Instruments, Inc.                                 32,700               1,112
    Corus Bankshares Inc.                                   34,900               1,110
    Resource America, Inc.                                  76,500               1,109
-   Griffon Corp.                                          141,900               1,109
-   Florida Panthers Holdings, Inc.                        103,500               1,106
-   Silgan Holdings, Inc.                                   55,600               1,105
-   Offshore Logistics, Inc.                                99,300               1,105
    Western Investment Real Estate
      Trust REIT                                            95,000               1,104
    Farmer Brothers, Inc.                                    5,450               1,104
-   Ocwen Financial Corp.                                  124,000               1,100
    New Plan Excel Realty Trust REIT                        61,109               1,100
-   Veterinary Centers of
      America, Inc.                                         81,100               1,100
-   Wellsford Real Properties Inc.
      REIT                                                 102,300               1,100
    JeffBanks, Inc.                                         38,633               1,099
    Analysts International Corp.                            76,400               1,098
-   WetSeal, Inc. Class A                                   38,300               1,096
-   RTI International Metals                                74,600               1,096
-   MAXIMUS, Inc.                                           38,100               1,095
-   CDnow Inc.                                              62,121               1,095
-   Guilford Pharmaceuticals, Inc.                          85,700               1,093
-   Novoste Corp.                                           51,900               1,090
-   Amerco, Inc.                                            48,420               1,089
    Bank of Granite Corp.                                   44,218               1,089
-   Chattem, Inc.                                           34,200               1,088
-   CSG Systems International, Inc.                         41,500               1,087
-   AMC Entertainment, Inc.                                 56,800               1,086
-   Scientific Games Holdings Corp.                         55,700               1,086
    Mississippi Chemical Corp.                             110,565               1,085
    Great Lakes, Inc. REIT                                  66,700               1,084
    Ventas, Inc.                                           201,400               1,083
    West Coast Bancorp                                      61,855               1,082
-   Data Transmission Network Corp.                         38,400               1,080
-   Genesys Telecommunications
      Laboratories, Inc.                                    43,200               1,080
-   Exodus Communications, Inc.                              9,000               1,079
    Commercial Intertech Corp.                              67,650               1,078
-   Esterline Technologies Corp.                            75,000               1,078
    Arnold Industries, Inc.                                 69,700               1,076
    Tennant Co.                                             33,600               1,075
    The Marcus Corp.                                        87,300               1,075
    Harleysville National Corp.                             29,998               1,072
-   Nuevo Energy Co.                                        80,900               1,072
-   Ziff-Davis Inc. - ZDNet                                 41,200               1,071
-   Alexander's, Inc.                                       14,500               1,071
-   Triumph Group, Inc.                                     42,000               1,071
-   Keystone Automotive
      Industries, Inc.                                      61,600               1,070
    Rock-Tenn Co.                                           63,960               1,067
-   The Buckle, Inc.                                        37,100               1,067
-   US LEC Corp. Class A                                    47,300               1,064
-   AirTran Holdings, Inc.                                 185,000               1,064
    Standard Motor Products, Inc.                           43,400               1,063
    First Financial Bankshares, Inc.                        33,470               1,063
-   AXENT Technologies, Inc.                                95,480               1,062
-   Epicor Software Corp.                                  142,790               1,062
-   Information Resources, Inc.                            121,200               1,060
-   MSC Industrial Direct Co., Inc.
      Class A                                              103,300               1,059
    BSB Bancorp, Inc.                                       39,150               1,057
    Independent Bank Corp.                                  67,100               1,057
-   Bio-Rad Laboratories, Inc.
      Class A                                               40,400               1,055
-   Robert Mondavi Corp. Class A                            29,000               1,055
-   GelTex Pharmaceuticals, Inc.                            58,600               1,055
-   7-Eleven, Inc.                                         475,100               1,054
-   CCC Information Services Group                          81,700               1,052
    Scotsman Industries, Inc.                               48,700               1,050
    N L Industries, Inc.                                    94,300               1,049
-   Actel Corp.                                             71,100               1,049
-   IMRglobal Corp.                                         54,400               1,047
-   Symantec Corp.                                          41,040               1,047
-   Multex.com Inc.                                         40,000               1,045
-   Fairchild Corp.                                         81,908               1,044
-   Polymer Group, Inc.                                     88,800               1,043
    South Jersey Industries, Inc.                           36,836               1,043
-   PEC Israel Economic Corp.                               33,100               1,043
    Boykin Lodging Co. REIT                                 67,700               1,041
-   Acclaim Entertainment Inc.                             163,000               1,039
    U.S. Restaurant Properties, Inc.
      REIT                                                  48,900               1,039
    Pennsylvania REIT                                       49,600               1,039
    Norrell Corp.                                           55,200               1,038
    American Annuity Group Inc.                             42,800               1,038
-   Wesco International, Inc.                               50,600               1,037
    NBT Bancorp, Inc.                                       50,569               1,037
-   Vantive Corp.                                           90,600               1,036
    Brooke Group Ltd.                                       44,200               1,033
-   CHS Electronics, Inc.                                  235,500               1,030
    Freedom Securities Corp.                                60,100               1,029
    Community Trust Bancorp Inc.                            44,026               1,029
-   First Financial Corp.-Indiana                           27,200               1,028
    Franklin Electric, Inc.                                 15,800               1,027
-   Chesapeake Energy Corp.                                349,480               1,027
    Strayer Education, Inc.                                 33,450               1,026
-   Guess ?, Inc.                                           74,200               1,025
-   School Specialty, Inc.                                  63,800               1,025
    Mine Safety Appliances Co.                              16,000               1,024
-   Nortek, Inc.                                            32,700               1,024
    Wynn's International Inc.                               55,450               1,022
-   Aftermarket Technology Corp.                            89,700               1,020
-   Ventana Medical Systems, Inc.                           53,300               1,019
-   Oxford Health Plan                                      65,400               1,018
-   ACX Technologies Inc.                                   62,600               1,017
    R.L.I. Corp.                                            26,250               1,017

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
SMALL-CAP INDEX FUND                                        SHARES               (000)
---------------------------------------------------------------------------------------
-   Com21, Inc.                                             59,600          $    1,017
-   Goody's Family Clothing                                 88,900               1,017
-   Network Equipment
      Technologies, Inc.                                   102,700               1,014
-   Impath, Inc.                                            37,500               1,012
-   Championship Auto Racing
      Teams, Inc.                                           33,800               1,012
-   Rogers Corp.                                            34,300               1,012
-   LCA-Vision, Inc.                                       108,600               1,011
    American Business
      Products, Inc.                                        66,300               1,011
-   Closure Medical Corp.                                   33,700               1,011
-   Province Heathcare Co.                                  51,800               1,010
-   Cal Dive International, Inc.                            33,800               1,010
-   Sangstat Medical Corp.                                  58,500               1,009
-   Cellstar Corp.                                         128,000               1,008
    Titanium Metals Corp.                                   90,600               1,008
    The Ackerley Group, Inc.                                55,400               1,008
-   The Gymboree Corp.                                      95,800               1,006
    Simpson Industries, Inc.                                97,800               1,002
-   M.S. Carriers, Inc.                                     33,800               1,002
-   Integrated Systems, Inc.                                85,300               1,002
-   Interdigital Communications Corp.                      216,600               1,002
-   Allen Telecom Inc.                                      93,060               1,000
-   Radio One, Inc.                                         21,500               1,000
    Circle International Group, Inc.                        45,700               1,000
    Pittston BAX Group                                     105,200                 999
    Grey Advertising, Inc.                                   3,000                 999
    Redwood Trust, Inc. REIT                                60,200                 997
-   Ardent Software, Inc.                                   46,900                 997
-   American Tower Corp. Class A                            41,490                 996
-   Enzo Biochem, Inc.                                     100,803                 995
    Golf Trust of America, Inc. REIT                        40,700                 995
    Stewart Information
      Services Corp.                                        47,000                 993
-   ParkerVision, Inc.                                      28,300                 991
    First Sentinel Bancorp Inc.                            111,540                 990
-   NFO Worldwide, Inc.                                     70,700                 990
-   NeoMagic Corp.                                         117,700                 989
    Phillips-Van Heusen Corp.                              100,100                 988
-   Excel Switching Corp.                                   33,000                 988
    Gentek, Inc.                                            71,200                 988
-   Vishay Intertechnology, Inc.                            47,023                 987
-   Guitar Center, Inc.                                     94,600                 987
-   Kellstrom Industries, Inc.                              54,000                 985
-   Organogenesis, Inc.                                    105,092                 985
-   Project Software &
      Development, Inc.                                     31,500                 984
    St. Mary Land & Exploration Co.                         47,840                 984
    Lindsay Manufacturing Co.                               55,995                 983
-   WebTrends Corp.                                         21,300                 982
-   Mesa Air Group Inc.                                    130,300                 979
-   Preview Travel, Inc.                                    44,600                 978
-   Data Processing Resources Corp.                         41,300                 976
-   Philadelphia Consolidated
      Holding Corp.                                         39,700                 973
-   National Western Life
      Insurance Co. Class A                                 10,100                 972
-   Alpine Group, Inc.                                      60,500                 972
-   Read Rite Corp.                                        156,600                 971
-   American Classic Voyager Co.                            40,400                 970
-   CompuCredit Corp.                                       51,000                 969
-   Data Broadcasting Corp.                                 91,600                 968
    Trenwick Group Inc.                                     39,150                 965
-   Oakley, Inc.                                           135,200                 963
-   Priority Healthcare Corp. Class B                       27,900                 963
-   Triad Guaranty, Inc.                                    53,600                 961
-   Parker Drilling Co.                                    290,200                 961
-   Vlasic Foods International, Inc.                       131,200                 959
    US Bancorp, Inc.                                        60,899                 959
    Oshkosh B Gosh, Inc. Class A                            45,400                 959
    Justin Industries, Inc.                                 68,750                 958
-   Teletech Holdings Inc.                                  94,500                 957
-   FlashNet Communications, Inc.                           32,500                 957
    Crown American Realty Trust
      REIT                                                 130,800                 956
    Analogic Corp.                                          30,600                 951
-   Phoenix Technologies LTD.                               53,200                 951
-   Marketing Services Group, Inc.                          36,300                 951
-   Dril-Quip, Inc.                                         41,400                 950
-   Discount Auto Parts Inc.                                39,300                 948
-   National R. V. Holdings, Inc.                           38,500                 946
-   American Retirement Corp.                               75,400                 943
    Thornburg Mortgage Asset Corp.
      REIT                                                  94,200                 942
    Tanger Factory Outlet Centers,
      Inc. REIT                                             36,100                 939
    Sturm, Ruger & Co., Inc.                                87,800                 938
-   International Telecommunication
      Data Systems, Inc.                                    58,600                 938
-   Carriage Services, Inc.                                 50,000                 937
-   UTI Energy Corp.                                        56,500                 936
-   AMF Bowling, Inc.                                      110,900                 936
-   AgriBioTech, Inc.                                      154,300                 935
    PXRE Corp.                                              51,533                 934
    Flagstar Bancorp, Inc.                                  36,900                 932
-   CONSOL Energy, Inc.                                     77,400                 929
-   GC Cos.                                                 25,950                 928
-   InterVU Inc.                                            24,200                 927
    UniFirst Corp.                                          50,400                 926
    MTS Systems Corp.                                       75,800                 924
-   The Kroll-O'Gara Co.                                    41,800                 922
-   Imperial Credit                                        129,964                 922
-   Sabratek Corp.                                          42,100                 921
    First Liberty Financial Corp.                           29,300                 919
    First Federal Capital Corp.                             62,300                 919
-   Pharmacyclics, Inc.                                     32,800                 918
-   NPC International Class A                               59,700                 918
-   Charles River Associates Inc.                           36,600                 917
-   Fritz Cos., Inc.                                        85,300                 917
    Associated Estates Realty Corp.
      REIT                                                  77,600                 917
-   HS Resources Inc.                                       62,100                 916
-   JDA Software Group, Inc.                                98,250                 915
-   STAR Telecommunications, Inc.                          117,100                 915
    Harleysville Group, Inc.                                44,600                 914
-   Insignia Financial Group, Inc.                          87,000                 914
-   Engineering Animation, Inc.                             43,100                 913
-   American Axle &
      Manufacturing Holdings, Inc.                          65,200                 913
-   ITI Technologies, Inc.                                  40,300                 912
-   Diamond Technology
      Partners Inc.                                         40,700                 911

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
-   Wackenhut Corrections Corp.                             45,900          $      909
    Irwin Financial Corp.                                   46,600                 909
    Zenith National Insurance Corp.                         36,900                 909
-   Advantage Learning Systems, Inc.                        41,000                 907
-   Legato Systems, Inc.                                    15,700                 907
-   PathoGenesis Corp.                                      63,700                 904
    Oxford Industries, Inc.                                 31,900                 903
    Exide Corp.                                             61,100                 901
-   K-V Pharmaceutical Co. Class B                          56,750                 900
    Arctic Cat, Inc.                                       100,600                 899
    General Growth Properties Inc.
      REIT                                                  25,300                 898
-   Hamilton Bancorp, Inc.                                  37,400                 898
-   CSS Industries, Inc.                                    31,800                 894
    Merrill Corp.                                           61,500                 892
    Calgon Carbon Corp.                                    149,700                 889
-   Finish Line, Inc.                                       79,000                 889
-   Rare Medium Group, Inc.                                 71,400                 888
-   DVI, Inc.                                               51,800                 887
    A.M. Castle & Co.                                       52,025                 884
-   Zomax Inc.                                              20,100                 884
    Pultizer, Inc.                                          18,200                 884
    Simmons First National                                  27,500                 883
-   Nichols Research Corp.                                  40,300                 882
-   Columbia Banking System, Inc.                           57,315                 881
-   Volt Information Sciences Inc.                          38,500                 881
-   FSI International, Inc.                                105,700                 879
-   ACT Networks, Inc.                                      51,400                 877
    L. S. Starrett Co. Class A                              32,600                 876
    Superior Telecom Inc.                                   35,043                 876
-   Earthshell Corp.                                       124,900                 874
-   Knight Transportation, Inc.                             40,900                 874
-   3Dfx Interactive, Inc.                                  55,900                 873
    Dimon Inc.                                             168,300                 873
-   Argosy Gaming Co.                                       99,000                 872
-   Value City Department Stores, Inc.                      71,200                 872
-   Local Financial Corp.                                   87,200                 872
-   StaffMark, Inc.                                         86,800                 871
    Schweitzer-Mauduit
      International, Inc.                                   57,900                 868
-   Mesaba Holdings, Inc.                                   68,050                 868
    Northwest Bancorp, Inc.                                 86,600                 866
-   Friede Goldman International, Inc.                      62,300                 864
-   Documentum, Inc.                                        66,000                 862
-   ARM Financial Group, Inc.                              101,400                 862
-   Interpool, Inc.                                         66,250                 861
    Lawson Products, Inc.                                   34,000                 856
-   Lydall, Inc.                                            74,000                 851
    Student Loan Corp.                                      19,100                 850
-   Boise Cascade Office
      Products Corp.                                        71,500                 840
-   BOK Financial Corp.                                     33,200                 838
-   Paging Network, Inc.                                   174,000                 837
-   Titan International, Inc.                               70,300                 835
-   Electro Rent Corp.                                      77,558                 834
-   Adelphia Communications Corp.
      Class A                                               13,100                 833
    Ball Corp.                                              19,700                 832
-   Stericycle, Inc.                                        61,200                 830
-   Globix Corp.                                            18,700                 826
-   Gibraltar Steel                                         33,350                 825
-   Staff Leasing,Inc.                                      64,100                 825
    FelCor Lodging Trust, Inc. REIT                         39,722                 824
-   Mapics Inc.                                             78,000                 824
    Cubic Corp.                                             33,500                 821
    RPC Inc.                                                93,600                 819
-   QLogic Corp.                                             6,200                 818
    United National Bancorp                                 34,400                 817
-   Cybex Computer Products Corp.                           29,300                 817
-   Egghead.com, Inc.                                       73,000                 817
-   Robbins & Myers, Inc.                                   36,478                 814
-   Acceptance Insurance Cos. Inc.                          53,900                 812
-   Thermo Cardiosystems Inc.                               74,300                 808
-   Glenayre Technologies, Inc.                            224,825                 808
-   Landry's Seafood
      Restaurants, Inc.                                    100,800                 806
    United Community Financial Corp.                        54,800                 805
    Mid-State Bancshares                                    23,800                 803
-   JAKKS Pacific, Inc.                                     26,900                 802
-   International Specialty
      Products, Inc.                                        78,600                 801
-   First Consulting Group, Inc.                            75,300                 800
-   Atlantic Coast Airlines Holdings                        42,100                 800
-   Stoneridge,Inc.                                         59,200                 799
    Valhi, Inc.                                             71,800                 799
-   Cadiz Inc.                                              84,500                 797
    Grand Premier Financial, Inc.                           64,405                 797
-   Aerial Communications Inc.                              58,900                 795
-   Vical, Inc.                                             65,400                 793
    Columbus McKinnon Corp.                                 33,000                 792
    Guilford Mills, Inc.                                    76,300                 792
    National Steel Corp. Class B                            94,200                 789
    Westcorp, Inc.                                          70,100                 789
-   West TeleServices Corp.                                 84,100                 788
    City Holding Co.                                        27,110                 786
    IMCO Recycling, Inc.                                    45,800                 784
-   TenFold Corp.                                           24,700                 784
-   BEA Systems, Inc.                                       27,400                 783
    Innovex, Inc.                                           55,800                 781
    Republic Group Inc.                                     43,400                 781
-   Unilab Corp.                                           130,000                 780
    Getty Realty Holding Corp.                              54,100                 778
-   Activision, Inc.                                        53,400                 778
-   QuadraMed Corp.                                         95,600                 777
-   Merisel, Inc.                                          339,500                 774
-   Metricom                                                38,600                 772
    Commercial Federal Corp.                                33,151                 769
-   Excalibur Technologies Corp.                            53,900                 768
    Avado Brands, Inc.                                      91,550                 767
    United Fire & Casualty Co.                              29,425                 765
-   Serologicals Corp.                                      94,150                 765
-   Applied Micro Circuits Corp.                             9,300                 765
-   NEON Systems, Inc.                                      22,900                 764
-   Regeneron Pharmaceuticals, Inc.                         97,700                 763
    Coca-Cola Bottling Co.                                  13,622                 763
    F & M Bancorp                                           22,680                 761
    OEA, Inc.                                               85,300                 757
-   MEMC Electronic Materials, Inc.                         62,000                 756
-   The Meridian Resource Corp.                            194,844                 755
-   Neurogen Corp.                                          51,600                 755
-   Inet Technologies, Inc.                                 31,400                 754
-   Premisys Communications, Inc.                          102,800                 752

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
SMALL-CAP INDEX FUND                                        SHARES               (000)
---------------------------------------------------------------------------------------
-   Franklin Covey Co.                                     101,700          $      750
-   Laboratory Corp. of America                            260,352                 749
-   Superior Consultant
      Holdings Corp.                                        30,300                 748
-   General Semiconductor, Inc.                             81,950                 748
    Harbor Florida Bancshares, Inc.                         60,984                 747
-   Apex PC Solutions, Inc.                                 36,400                 746
-   New Century Financial Corp.                             41,100                 745
-   Swift Energy Co.                                        69,420                 742
-   EarthWeb Inc.                                           19,900                 741
-   Radiant Systems, Inc.                                   52,000                 741
-   Carmike Cinemas, Inc. Class A                           46,300                 738
-   Tractor Supply Co.                                      26,900                 735
-   Aaron Rents, Inc. Class B                               32,900                 732
-   Twinlab Corp.                                           85,000                 730
-   Brookdale Living
      Communites, Inc.                                      49,200                 729
-   Risk Capital Holdings, Inc.                             53,900                 728
-   Cumulus Media Inc.                                      33,200                 726
-   Columbia Sportswear Co.                                 47,000                 723
-   Maxtor Corp.                                           143,600                 722
-   Sunrise Medical, Inc.                                  101,200                 721
-   Jabil Circuit, Inc.                                     15,900                 717
-   iMALL, Inc.                                             37,500                 717
-   Cornell Corrections, Inc.                               43,600                 717
    Primex Technologies, Inc.                               33,100                 714
    Fedders Corp.                                          106,700                 714
-   Administaff, Inc.                                       44,300                 709
    Brookline Bancorp, Inc.                                 61,200                 708
-   The Grand Union Co.                                     65,200                 705
-   Gentex Corp.                                            25,000                 700
-   Miller Industries, Inc.                                177,650                 699
    Reinsurance Group of
      America, Inc.                                         19,800                 698
    Houghton Mifflin Co.                                    14,800                 697
    Advest Group, Inc.                                      34,800                 694
    General Binding Corp.                                   29,500                 693
-   Harken Energy Corp.                                    425,700                 692
-   CyberCash, Inc.                                         53,900                 691
-   Valassis Communications, Inc.                           18,850                 690
-   Hexcel Corp.                                            68,000                 688
-   Halter Marine Group, Inc.                              103,300                 684
    Mahoning National Bancorp. Inc.                         15,600                 682
    Nature's Sunshine Inc.                                  64,982                 682
-   Capital Senior Living Corp.                             68,100                 681
-   Komag, Inc.                                            205,100                 679
-   Value America, Inc.                                     35,400                 673
-   Source Media, Inc.                                      39,500                 671
-   ThermoQuest Corp.                                       50,200                 668
-   SFX Entertainment, Inc.                                 10,000                 666
-   P. F. Chang's China Bistro, Inc.                        30,700                 664
-   CACI International, Inc.                                29,400                 661
-   Linens 'n Things, Inc.                                  15,100                 661
-   EchoStar Communications Corp.                            4,300                 660
-   Theragenics Corp.                                       95,100                 660
-   Centennial Bancorp                                      47,419                 655
-   Just for Feet, Inc.                                    101,650                 654
-   Medco Research, Inc.                                    24,900                 654
-   Family Golf Centers, Inc.                               84,400                 649
-   Applied Graphics
      Technologies, Inc.                                    51,200                 646
-   theglobe.com, inc.                                      32,700                 644
-   Devry, Inc.                                             28,600                 640
-   Pharmaceutical Resources, Inc.                          73,500                 639
    Baldwin & Lyons, Inc. Class B                           26,900                 637
-   Protection One, Inc.                                   118,500                 637
-   The Topps Co., Inc.                                     87,000                 633
-   The North Face, Inc.                                    64,100                 633
-   autobytel.com inc.                                      30,300                 633
    Ameron International Corp.                              14,300                 631
    Vital Signs, Inc.                                       31,600                 630
-   Lithia Motors, Inc.                                     30,600                 627
    Chart Industries, Inc.                                  78,550                 619
-   Speedway Motorsports, Inc.                              15,700                 617
-   INSpire Insurance Solutions, Inc.                       42,400                 615
-   Jo-Ann Stores, Inc. Class A                             40,900                 614
-   MarketWatch.com, Inc.                                   10,400                 612
-   Aqua Alliance Inc.                                     606,100                 606
-   Century Communications Corp.
      Class A                                               13,016                 599
-   Associated Group, Inc.                                   9,148                 596
-   CareMatrix Corp.                                        47,900                 596
-   AK Steel Corp.                                          26,300                 592
    Sterling Bancorp                                        31,000                 589
-   Metro Information Services, Inc.                        35,400                 589
-   West Marine, Inc.                                       40,100                 584
-   A.S.V., Inc.                                            25,800                 584
-   SDL, Inc.                                               11,300                 577
-   Wavo Corp.                                              90,400                 576
-   About.Com, Inc.                                         11,000                 571
-   Republic Bancshares, Inc.                               27,800                 570
    Minnesota Power, Inc.                                   28,600                 568
-   Miami Computer Supply Corp.                             30,000                 566
    Prison Realty Trust, Inc.                               57,524                 564
-   Renaissance Worldwide, Inc.                             70,600                 563
-   SITEL Corp.                                            191,400                 562
    Actuate Software Corp.                                  21,200                 562
-   Schein Pharmaceutical, Inc.                             46,500                 561
-   U S Liquids Inc.                                        26,600                 555
-   Spyglass, Inc.                                          27,500                 553
-   Spiegel, Inc. Class A                                   62,200                 552
-   Value Line, Inc.                                        14,100                 550
-   Coleman Inc.                                            58,600                 549
-   MedImmune Inc.                                           8,100                 549
    Terra Industries, Inc.                                 137,000                 548
-   Duramed Pharmaceuticals, Inc.                           35,000                 547
-   Brooks Automation, Inc.                                 20,200                 547
    Hilb, Rogal and Hamilton Co.                            24,400                 546
-   SCP Pool Corp.                                          20,900                 541
-   ONSALE, Inc.                                            28,500                 540
    First Washington Bancorp, Inc.                          26,900                 540
    First Indiana Corp.                                     25,120                 537
-   Tarrant Apparel Group, Inc.                             23,600                 537
-   ABC-NACO, INC.                                          26,100                 535
-   EMCOR Group, Inc.                                       21,200                 534
    Prime Group Realty Trust REIT                           31,000                 533
-   Celgene Corp.                                           30,300                 532
    Prime Bancshares, Inc.                                  29,700                 531
-   Octel Corp.                                             42,275                 528
    First Commerce Bancshares Inc.
      Class B                                               22,172                 528
-   PubliCARD, Inc.                                         51,800                 528

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
    Longs Drug Stores, Inc.                                 15,200          $      525
-   e4L, Inc.                                               73,000                 525
-   Xceed Inc.                                              23,800                 521
-   Amtran, Inc.                                            21,100                 520
-   Bombay Co.                                              67,500                 519
    International Speedway Corp.                            10,900                 518
-   Banyan Systems, Inc.                                    47,200                 516
-   American Eagle Outfitters, Inc.                         11,300                 514
-   Syntel, Inc.                                            56,875                 512
    SEI Corp.                                                5,800                 512
-   Marvel Enterprises Inc.                                 68,400                 504
-   Franchise Mortgage
      Acceptance Co. LLC                                    57,600                 504
-   Zale Corp.                                              12,600                 504
-   Cyberian Outpost, Inc.                                  50,700                 504
-   The Ashton Technology
      Group, Inc.                                           40,100                 501
    Semco Energy Inc.                                       31,585                 488
-   Horizon Offshore, Inc.                                  62,900                 487
-   Cotelligent, Inc.                                       62,100                 485
-   Ampex Corp. Class A                                     95,400                 483
    Capital Transamerica Corp.                              35,750                 474
-   AEP Industries, Inc.                                    15,600                 472
-   Learning Tree International, Inc.                       43,100                 471
-   TAVA Technologies, Inc.                                 61,300                 471
-   Rambus Inc.                                              5,100                 470
    Thor Industries, Inc.                                   16,500                 468
-   First Union Real Estate REIT                           103,980                 468
    Borg-Warner Automotive, Inc.                             8,431                 464
-   dELiA*s Inc.                                            34,300                 463
-   Friedman, Billings, Ramsey
      Group, Inc.                                           38,700                 460
-   Executone Information Systems                          107,100                 459
-   SVI Holdings, Inc.                                      38,100                 457
    Harnischfeger Industries Inc.                          228,400                 457
-   CompuCom Systems, Inc.                                 109,800                 453
-   Select Comfort Corp.                                    50,500                 451
    Medallion Financial Corp.                               23,600                 450
-   ADAC Laboratories                                       61,533                 446
-   Forrester Research, Inc.                                17,800                 445
-   Jo-Ann Stores, Inc. Class B                             33,900                 440
-   Brooktrout Technology, Inc.                             27,300                 439
    Washington Trust Bancorp, Inc.                          23,950                 431
-   Invitrogen Corp.                                        17,300                 427
-   Bacou USA Inc.                                          24,900                 425
    Claire's Stores, Inc.                                   16,250                 416
-   Concurrent Computer Corp.                               65,800                 415
-   Launch Media, Inc.                                      23,200                 415
    Fedders Corp. Class A                                   67,612                 414
    North Pittsburgh Systems, Inc.                          24,100                 410
-   Diamond Multimedia
      Systems, Inc.                                         98,100                 405
-   Corinthian Colleges, Inc.                               21,100                 398
    Prime Bancorp Inc.                                      14,400                 398
    BankAtlantic Bancorp, Inc.
      Class B                                               48,500                 394
-   National Equipment
      Services, Inc.                                        32,800                 394
-   Evans & Sutherland
      Computer Corp.                                        30,100                 393
-   SS&C Technologies, Inc.                                 51,200                 390
    Nationwide Financial
      Services, Inc.                                         8,600                 389
    BancFirst Corp.                                         11,358                 389
-   Advanced Communications
      Group, Inc.                                           39,100                 389
-   National City Bancorporation                            18,600                 388
-   Belco Oil & Gas Corp.                                   55,900                 388
-   Syncor International Corp.                              10,700                 385
-   IRI International Corp.                                 83,000                 384
    Charter Municipal Mortgage
      Acceptance Co.                                        29,900                 383
-   Maverick Tube Corp.                                     27,300                 380
-   Telescan, Inc.                                          15,400                 374
-   United Natural Foods, Inc.                              15,100                 374
-   Prism Financial Corp.                                   18,200                 372
-   Mannatech, Inc.                                         36,600                 371
-   Frontier Financial Corp.                                15,100                 370
-   Donna Karan International Inc.                          36,800                 366
-   Credit Acceptance Corp.                                 60,400                 362
-   Racing Champions Corp.                                  50,600                 361
-   Corixa Corp.                                            20,100                 358
-   Modem Media . Poppe Tyson, Inc.                         15,600                 357
-   NCS HealthCare, Inc.                                    64,821                 352
-   JLK Direct Distribution Inc.
      Class A                                               37,600                 350
    Sandy Spring Bancorp, Inc.                              12,500                 347
-   Bright Horizons Family
      Solutions, Inc.                                       18,200                 344
-   Autoweb.com, Inc.                                       22,900                 342
-   PcOrder.com, Inc.                                        8,200                 341
-   Premier Parks Inc.                                       9,200                 338
-   Datastream Systems, Inc.                                21,100                 338
-   General Cigar Holdings, Inc.                            43,100                 337
-   Fidelity Holdings, Inc.                                 16,400                 334
-   Valence Technology                                      44,900                 331
-   AppliedTheory Corp.                                     25,900                 330
    Second Bancorp, Inc.                                    11,000                 322
-   Berlitz International, Inc.                             17,500                 322
    AREA Bancshares Corp.                                   11,800                 320
-   The Source Information
      Management Co.                                        23,700                 320
-   Valley Media, Inc.                                      21,400                 318
-   infoUSA, Inc. Class B                                   37,400                 318
-   Creditrust Corp.                                        11,400                 316
-   Seacoast Financial Services Corp.                       27,800                 316
-   Trex Medical Corp.                                      52,000                 312
-   Capstar Broadcasting Corp.                              11,300                 309
-   RWD Technologies, Inc.                                  29,600                 309
-   Whittman-Hart, Inc.                                      9,700                 308
    Lancaster Colony Corp.                                   8,900                 307
-   U.S. Xpress Enterprises, Inc.                           28,700                 307
-   Creative Computers, Inc.                                38,200                 306
-   TMP Worldwide, Inc.                                      4,600                 292
-   Stanford
      Telecommunications, Inc.                               9,700                 287
-   Advanced Tissue Sciences Inc.                           87,300                 284
    Churchill Downs, Inc.                                    8,100                 279
-   iTurf Inc.                                              15,400                 278
-   Tyler Technologies, Inc.                                40,000                 275
    CFSB Bancorp, Inc.                                      11,160                 275
-   LoJack Corp.                                            32,800                 275

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
SMALL-CAP INDEX FUND                                        SHARES               (000)
---------------------------------------------------------------------------------------
    Hudson River Bancorp, Inc.                              24,600           $     274
    Devon Energy Corp.                                       7,600                 272
-   Finet Holdings Corp.                                    48,400                 269
-   Ingram Micro, Inc.                                      10,400                 268
-   SalesLogix Corp.                                        17,700                 263
    The McClatchy Co. Class A                                7,900                 262
    Roslyn Bancorp, Inc.                                    15,191                 261
    Harris Financial, Inc.                                  24,100                 261
    Cathay Bancorp, Inc.                                     6,000                 255
    Mid-America Bancorp                                     10,300                 254
-   Federal Agricultural
      Mortgage Corp.                                         3,550                 244
-   Edify Corp.                                             18,200                 243
    Hollinger International, Inc.                           20,400                 242
-   Latitude Communications, Inc.                           18,600                 242
-   ContiFinancial Corp.                                    67,100                 239
-   Westell Technologies, Inc.                              33,700                 235
-   Amresco, Inc.                                           36,100                 232
    XL Capital Ltd. Class A                                  4,100                 232
-   Unigraphics Solutions Inc.                              11,900                 224
-   First Commerce Bancshares Inc.
      Class A                                                8,900                 220
-   MacroChem Corp.                                         36,900                 219
-   ONYX Software Corp.                                     10,000                 216
-   CDW Computer Centers, Inc.                               4,900                 216
    Expeditors International of
      Washington, Inc.                                       7,900                 215
-   Presstek, Inc                                           29,800                 215
    Heller Financial, Inc.                                   7,700                 214
-   Ocean Energy, Inc.                                      22,100                 213
-   uBid, Inc.                                               6,600                 211
    Herbalife International Class A                         19,300                 211
-   New Era of Networks, Inc.                                4,700                 207
-   Hartmarx Corp.                                          48,900                 205
    Capital City Bank Group, Inc.                            8,000                 200
-   Sapient Corp.                                            3,500                 198
-   Tech Data Corp.                                          5,100                 195
    Fatbrain.com Inc.                                       11,600                 194
    Herbalife International Class B                         22,134                 191
    Telxon Corp.                                            22,400                 178
-   Track Data Corp.                                        11,700                 165
-   Alaris Medical, Inc.                                    48,900                 165
-   Santa Cruz Operation, Inc.                              25,200                 165
-   Cox Radio, Inc.                                          3,000                 163
-   Coldwater Creek Inc.                                     8,100                 158
-   Cognizant Technology
      Solutions Corp.                                        5,800                 151
-   Foamex International, Inc.                              26,000                 145
-   Mechanical Technology Inc.                               5,100                 138
    BankAtlantic Bancorp, Inc.
      Class A                                               18,375                 133
-   Advantica Restaurant Group, Inc.                        38,100                 131
-   J & J Snack Foods Corp.                                  5,400                 130
-   Syntroleum Corp.                                        14,200                 127
-   7th Level, Inc.                                         27,400                 125
    Unisource Worldwide, Inc.                               10,000                 121
-   OnHealth Network Co.                                    11,300                 120
-   Omega Research, Inc.                                    10,800                 119
-   Manhattan Associates, Inc.                              14,000                 115
    Century South Banks, Inc.                                5,100                 115
    Sterling Financial Corp.                                 3,300                 113
-   PanAmSat Corp.                                           2,900                 113
-   L-3 Communications
      Holdings, Inc.                                         2,300                 111
-   Pegasystems Inc.                                        10,500                 108
    Ingles Markets, Inc.                                     7,000                 107
-   Electric Lightwave, Inc. Class A                         7,500                  98
-   Cone Mills Corp.                                        16,100                  97
-   Teligent, Inc.                                           1,600                  96
-   NovaCare Employee
      Services, Inc.                                        32,200                  89
    Gold Banc Corp., Inc.                                    6,700                  88
    Wackenhut Corp. Class B                                  3,656                  88
    Steelcase Inc.                                           4,300                  86
    Superior Telecom 8.50% Cvt. Pfd.                         2,000                  86
-   Exchange Applications, Inc.                              2,100                  86
    First Merchants Corp.                                    3,300                  78
    Seaboard Corp.                                             230                  78
-   K-V Pharmaceutical Co. Class A                           5,000                  78
-   U.S. Office Products Co.                                13,600                  73
-   Thermo Optek Corp.                                       6,700                  70
-   Nu Skin Enterprises, Inc.                                3,400                  68
    Michigan Financial Corp.                                 2,074                  67
-   Winstar Communications, Inc.                             1,200                  59
    BancFirst Ohio Corp.                                     2,300                  57
    Alabama National BanCorporation                          2,200                  55
    Rouge Industries Inc.                                    5,300                  51
-   Associated Group, Inc. Class B                             750                  49
-   Players International, Inc.                              6,600                  47
-   APAC Teleservices, Inc.                                 14,100                  46
-   Fuisz Technologies Ltd.                                 11,300                  37
-   Interstate Hotels Corp.                                  7,846                  32
-   Mariner Post-Acute Network, Inc.                        50,849                  29
-   PageMart Wireless, Inc.                                  3,700                  28
    Century Aluminum Co.                                     4,000                  25
-   Vivus, Inc.                                              8,600                  23
-   ProcureNet, Inc.                                       136,100                  20
    J.M. Smucker Co. Class B                                 1,000                  19
-   Modis Professional Services Inc.                         1,300                  18
-   CSF Holdings Inc.                                       29,125                  15
-   Wilshire Financial Services
      Group Inc.                                            52,700                  13
    United Cos. Finance Corp.                               84,602                  10
    Investment Technology Group, Inc.                          282                   9
-   Coinmach Laundry Corp.                                     400                   5
-   Metromedia Fiber Network, Inc.                              56                   2
---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (COST $3,002,099)                                                        3,322,945
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                            FACE                MARKET
                                                            AMOUNT              VALUE*
                                                            (000)                (000)
---------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.6%)(1)
---------------------------------------------------------------------------------------
U.S. Treasury Bill
(2) 4.35%, 7/1/1999                                     $    4,000            $  4,000
Repurchase Agreements
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    4.87%, 7/1/1999                                         13,662              13,662
    4.96%, 7/1/1999--Note G                                101,074             101,074
---------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (COST $118,736)                                                            118,736
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.9%)
    (COST $3,120,835)                                                        3,441,681
---------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (-2.9%)                 (96,472)
---------------------------------------------------------------------------------------
NET ASSETS (100%)                                                           $3,345,209
---------------------------------------------------------------------------------------

*  See Note A in Notes to Financial Statements.

-  Non-Income-Producing Security.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 3.1%, respectively, of net assets. See Note F in Notes to Financial Statements.

(2)Security segregated as initial margin for open futures contracts.

REIT--Real Estate Investment Trust.



---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                                                 (000)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------
ASSETS
Investments in Securities, at Value                                         $3,441,681
Receivables for Investment Securities Sold                                     225,697
Other Assets--Note B                                                            10,724
                                                                            -----------
    Total Assets                                                             3,678,102
                                                                            -----------
LIABILITIES
Payables for Investment Securities Purchased                                   222,482
Security Lending Collateral
      Payable to Brokers--Note G                                               101,074
Other Liabilities                                                                9,337
                                                                            -----------
    Total Liabilities                                                          332,893
---------------------------------------------------------------------------------------
NET ASSETS (100%)                                                           $3,345,209
=======================================================================================

---------------------------------------------------------------------------------------
AT JUNE 30, 1999, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                                 (000)
---------------------------------------------------------------------------------------
  Paid in Capital                                                           $2,794,716
  Undistributed Net Investment Income                                           17,685
  Accumulated Net Realized Gains                                               211,477
  Unrealized Appreciation--Note F
    Investment Securities                                                      320,846
    Futures Contracts                                                              485
---------------------------------------------------------------------------------------
  NET ASSETS                                                                $3,345,209
=======================================================================================

  Investor Shares--Net Assets
  Applicable to 132,301,429 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                               $3,074,153
---------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                                             $23.24
=======================================================================================

  Institutional Shares--Net Assets
  Applicable to 11,658,143 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                                 $271,056
---------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE--
    INSTITUTIONAL SHARES                                                        $23.25
=======================================================================================

---------------------------------------------------------------------------------------
                                                                                MARKET
SMALL-CAP GROWTH                                                                VALUE*
INDEX FUND                                                  SHARES               (000)
---------------------------------------------------------------------------------------
COMMON STOCKS (100.4%)
---------------------------------------------------------------------------------------
-   Novellus Systems, Inc.                                  24,900          $    1,699
    FirstMerit Corp.                                        58,400               1,639
-   Express Scripts                                         24,200               1,457
    Legg Mason Inc.                                         36,000               1,386
-   Valassis Communications, Inc.                           36,600               1,340
-   Gentex Corp.                                            46,600               1,305
-   Acxiom Corp.                                            50,100               1,249
-   Williams Sonoma, Inc.                                   35,700               1,243
-   Linens 'n Things, Inc.                                  25,200               1,103
    U.S. Trust Corp.                                        11,900               1,101
-   Catalina Marketing Corp.                                11,800               1,086
-   Whittman-Hart, Inc.                                     34,000               1,079
    Centura Banks, Inc.                                     18,200               1,026
-   BISYS Group, Inc.                                       17,300               1,012
-   IDEC Pharmaceuticals Corp.                              13,100               1,010
-   Devry, Inc.                                             45,000               1,007
-   MedQuist, Inc.                                          22,800                 998
    SEI Corp.                                               11,300                 997
-   CommScope, Inc.                                         32,400                 996
    Ethan Allen Interiors, Inc.                             26,150                 987
-   Universal Health Services
      Class B                                               20,300                 969
-   Micrel, Inc.                                            12,900                 955
    Cullen/Frost Bankers, Inc.                              34,300                 945
-   Macromedia                                              26,600                 938
-   Dycom Industries, Inc.                                  16,600                 930
    Dallas Semiconductor Corp.                              18,400                 929
    National Data Corp.                                     21,700                 928
    Mutual Risk Management Ltd.                             27,700                 924
    True North Communications                               30,300                 909
-   American Management
      Systems, Inc.                                         27,200                 872
    Expeditors International of
      Washington, Inc.                                      32,000                 872
-   Burr-Brown Corp.                                        23,400                 857
-   National Instruments Corp.                              21,200                 856
-   Mercury Interactive Corp.                               24,100                 853
-   Ames Department Stores, Inc.                            18,300                 835
-   The Profit Recovery Group
      International, Inc.                                   17,500                 828
-   Cognex Corp.                                            26,100                 824
    Central Parking Corp.                                   23,500                 805
-   Whole Foods Market, Inc.                                16,700                 803
    Eaton Vance Corp.                                       23,200                 799
    Hudson United Bancorp                                   26,021                 797
-   O'Reilly Automotive, Inc.                               15,800                 796
-   C-Cube Microsystems, Inc.                               25,100                 795
-   Barrett Resources Corp.                                 20,600                 791
    Delta & Pine Land Co.                                   24,800                 781
-   Zebra Technologies Class A                              20,200                 776
    La-Z-Boy Inc.                                           33,500                 771
-   Newfield Exploration Co.                                26,700                 759
    Commerce Bancorp, Inc.                                  17,658                 755
-   AnnTaylor Stores Corp.                                  16,700                 752
-   Patterson Dental Co.                                    21,600                 751
-   Foodmaker, Inc.                                         26,400                 749
    MacDermid, Inc.                                         16,100                 749
-   Renal Care Group, Inc.                                  28,900                 748
-   DSP Communications, Inc.                                25,800                 745
-   Stillwater Mining Co.                                   22,200                 726
    Jones Pharma, Inc.                                      18,400                 724
-   Ciber, Inc.                                             37,800                 723
-   Plantronics, Inc.                                       11,100                 723
    First Midwest Bancorp                                   18,000                 716
    Polaris Industries, Inc.                                16,100                 700
    Manitowac Co., Inc.                                     16,750                 697
    Pier 1 Imports Inc.                                     61,900                 696
    National Computer Systems, Inc.                         20,400                 688
    G & K Services, Inc.                                    13,100                 686
-   AmeriCredit Corp.                                       41,000                 656
-   Men's Wearhouse, Inc.                                   25,400                 648
-   Westwood One, Inc.                                      18,100                 646
    Blount International, Inc.                              23,700                 644
    Roper Industries Inc.                                   19,700                 630
    Alpharma, Inc. Class A                                  17,700                 629
    Executive Risk, Inc.                                     7,400                 629
    CTS Corp.                                                8,800                 616
-   SLI, Inc.                                               22,800                 616
    Philadelphia Suburban Corp.                             26,490                 611
-   Summit Technology, Inc.                                 27,200                 598
-   IDEXX Laboratories Corp.                                25,500                 594
-   Unitrode Corp.                                          20,700                 594
-   Dendrite International, Inc.                            16,300                 589
-   Alliant Techsystems, Inc.                                6,800                 588
-   Labor Ready, Inc.                                       18,100                 588
-   Barr Labs Inc.                                          14,600                 582
-   Metro Networks, Inc.                                    10,900                 582
-   Alpha Industries, Inc.                                  12,200                 581
    JLG Industries, Inc.                                    28,500                 581
-   Dionex Corp.                                            14,300                 579
    Arthur J. Gallagher & Co.                               11,700                 579
    Applebee's International, Inc.                          18,900                 569
    FactSet Research Systems Inc.                           10,050                 569
    E.W. Blanch Holdings, Inc.                               8,300                 566
-   Vicor Corp.                                             26,500                 561
-   Scotts Co.                                              11,700                 557
-   CustomTracks Corp.                                       9,800                 548
    Air Express International Corp.                         21,400                 543
-   Fossil, Inc.                                            11,000                 532
-   Security Dynamics
      Technologies, Inc.                                    24,900                 529
-   Footstar Inc.                                           14,200                 528
    Methode Electronics, Inc. Class A                       22,800                 522
-   Visio Corp.                                             13,700                 521
    Jack Henry & Associates                                 13,100                 514
    Tredegar Corp.                                          23,600                 513
-   Oak Industries, Inc.                                    11,700                 511
-   Digital Microwave Corp.                                 39,700                 506
-   Astec Industries, Inc.                                  12,200                 497
-   CEC Entertainment Inc.                                  11,600                 490
    Geon Co.                                                15,100                 487
-   Pacific Sunwear of California                           19,950                 486
    Pogo Producing Co.                                      26,100                 486
-   HNC Software, Inc.                                      15,700                 484
    Regis Corp.                                             25,250                 484
-   Timberland Co.                                           7,100                 483
-   INCYTE Pharmaceuticals, Inc.                            18,200                 481
    MascoTech Inc.                                          28,300                 479
-   Xircom, Inc.                                            15,700                 472

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
---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
-   The Liposome Co., Inc.                                  24,600          $      470
    Trustco Bank                                            17,270                 464
    Ballard Medical Products                                19,800                 462
-   Consolidated Graphics, Inc.                              9,200                 460
    Baldor Electric Co.                                     23,100                 459
-   ETEC Systems, Inc.                                      13,700                 456
    Queens County Bancorp, Inc.                             13,750                 445
-   TALK.com, Inc.                                          39,200                 441
-   Pharmaceutical Product
      Development, Inc.                                     16,000                 438
-   Safeskin Corp.                                          35,700                 428
    Cross Timbers Oil Co.                                   28,600                 425
    First Bancorp/Puerto Rico                               18,600                 420
-   Powerwave Technologies, Inc.                            13,000                 419
-   Pre-Paid Legal Services, Inc.                           15,400                 419
-   Insight Enterprises, Inc.                               16,700                 413
-   Stone Energy Corp.                                       9,700                 411
    Caraustar Industries, Inc.                              16,400                 405
-   Sonic Corp.                                             12,400                 405
-   The Cheesecake Factory                                  13,200                 403
-   Tetra Tech, Inc.                                        24,375                 402
-   DBT Online Inc.                                         12,200                 400
    John H. Harland Co.                                     20,000                 399
    Ruby Tuesday, Inc.                                      20,500                 390
    Public Service Co. of
      North Carolina, Inc.                                  13,200                 386
    Graco, Inc.                                             13,100                 385
-   Photronics Labs Inc.                                    15,400                 377
-   Quiksilver, Inc.                                        14,400                 375
-   Kronos, Inc.                                             8,200                 373
-   Aviation Sales Co.                                       9,400                 371
-   Action Performance Cos., Inc.                           11,000                 363
    Elcor Corp.                                              8,300                 363
-   Triarc Cos., Inc. Class A                               16,900                 359
-   Wesley Jessen Vision Care, Inc.                         11,100                 359
-   Simpson Manufacturing Co.                                7,500                 356
-   Insituform Technologies Class A                         16,400                 355
-   MICROS Systems, Inc.                                    10,400                 354
    Helix Technology Corp.                                  14,500                 347
-   Buckeye Technology, Inc.                                22,600                 343
    Fair Issac & Co.                                         9,300                 326
    K-Swiss, Inc.                                            7,000                 326
-   Cephalon, Inc.                                          18,700                 325
-   Shorewood Packaging Corp.                               17,600                 325
-   Biomatrix, Inc.                                         14,900                 322
    Winnebago Industries, Inc.                              14,200                 320
-   Progress Software Corp.                                 11,250                 318
    Premier Bancshares, Inc.                                17,100                 313
    Inter-Tel, Inc.                                         17,000                 310
    St. John Knits, Inc.                                    10,600                 310
-   Department 56 Inc.                                      11,500                 309
    Coca-Cola Bottling Co.                                   5,500                 308
-   Harbinger Corp.                                         24,600                 307
-   Consolidated Products Inc.                              17,075                 307
    Libbey, Inc.                                            10,400                 302
-   The Kroll-O'Gara Co.                                    13,500                 298
-   Plexus Corp.                                             9,900                 298
    Pioneer Group, Inc.                                     16,900                 292
    Mentor Corp.                                            15,600                 291
-   ADVO, Inc.                                              13,700                 284
    New England Business
      Service, Inc.                                          9,100                 281
-   InterVoice, Inc.                                        18,900                 273
-   Kirby Corp.                                             12,900                 273
-   Syncor International Corp.                               7,500                 270
-   Billing Concepts Corp.                                  23,700                 265
    WD-40 Co.                                               10,400                 260
    C & D Technology Inc.                                    8,200                 251
    Apogee Enterprises, Inc.                                18,200                 245
-   Cor Therapeutics, Inc.                                  16,100                 237
    Computer Task Group, Inc.                               13,900                 236
-   Landstar System                                          6,500                 235
-   United Natural Foods, Inc.                               9,200                 228
-   Scott Technologies, Inc.                                11,800                 227
    Oshkosh B Gosh, Inc. Class A                            10,600                 224
-   General Semiconductor, Inc.                             24,400                 223
-   Biotechnology General                                   34,100                 222
-   PAREXEL International Corp.                             16,200                 216
-   Plains Resources                                        11,000                 209
-   Adaptive Broadband Corp.                                 9,500                 208
    Analysts International Corp.                            14,500                 208
    CPI Corp.                                                6,300                 208
-   Whittaker Corp.                                          7,200                 202
    Hilb, Rogal and Hamilton Co.                             8,700                 195
-   Vantive Corp.                                           16,900                 193
-   Organogenesis, Inc.                                     19,700                 185
-   Auspex Systems, Inc.                                    16,900                 184
-   Trimble Navigation Ltd.                                 14,300                 184
-   Cygnus Inc.                                             14,000                 182
-   U.S. Bioscience                                         17,600                 172
-   Enzo Biochem, Inc.                                      16,800                 166
-   Priority Healthcare Corp. Class B                        4,800                 166
-   C-COR Electronics, Inc.                                  5,900                 164
    Lindsay Manufacturing Co.                                8,200                 144
-   Valence Technology                                      17,400                 128
    Nature's Sunshine Inc.                                  11,800                 124
-   North American Vaccine, Inc.                            21,300                 104
-   Immune Response                                         19,200                 103
-   Advanced Tissue Sciences Inc.                           27,100                  88
-   Noven Pharmaceuticals, Inc.                             14,600                  88
-   Taco Cabana                                              8,600                  88
    X-Rite Inc.                                             13,600                  88
-   Breed Technological Inc.                                25,000                  56
-   USA Detergents, Inc.                                     8,400                  51
-   System Software Associates, Inc.                        29,800                  49
-   Benton Oil & Gas Co.                                    19,000                  38
-   Atlantic Coast Airlines Holdings                         1,100                  21
---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (COST $108,437)                                                            116,876
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                            FACE                MARKET
SMALL-CAP GROWTH                                          AMOUNT                VALUE*
INDEX FUND                                                 (000)                 (000)
---------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.9%)
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    4.87%, 7/1/1999                                        $   390          $      390
    4.96%, 7/1/1999--Note G                                  2,905               2,905
---------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (COST $3,295)                                                                3,295
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.3%)
    (COST $111,732)                                                            120,171
---------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (-3.3%)                                       (3,784)
---------------------------------------------------------------------------------------
NET ASSETS (100%)                                                             $116,387
---------------------------------------------------------------------------------------

*  See Note A in Notes to Financial Statements.

-  Non-Income-Producing Security.

---------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------
ASSETS
Investments in Securities, at Value                                           $120,171
Receivables for Investment Securities Sold                                      19,424
Other Assets--Note B                                                               397
                                                                           ------------
    Total Assets                                                               139,992
                                                                           ------------
---------------------------------------------------------------------------------------
LIABILITIES
Payables for Investment Securities Purchased                                    20,531
Other Liabilities--Note G                                                        3,074
                                                                           ------------
    Total Liabilities                                                           23,605
---------------------------------------------------------------------------------------
NET ASSETS (100%)                                                             $116,387
=======================================================================================

---------------------------------------------------------------------------------------

                                                                                AMOUNT
                                                                                 (000)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
AT JUNE 30, 1999, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------
  Paid in Capital                                                             $113,917
  Undistributed Net Investment Income                                              166
  Accumulated Net Realized Losses                                               (6,135)
  Unrealized Appreciation--Note F                                                8,439
---------------------------------------------------------------------------------------
  NET ASSETS                                                                  $116,387
=======================================================================================

  Investor Shares--Net Assets
  Applicable to 12,006,852 outstanding $.001
     par value shares of beneficial interest
     (unlimited authorization)                                                 $116,387
---------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                                              $9.69
=======================================================================================

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
---------------------------------------------------------------------------------------
                                                                                MARKET
SMALL-CAP VALUE                                                                 VALUE*
INDEX FUND                                                  SHARES               (000)
---------------------------------------------------------------------------------------
COMMON STOCKS (100.5%)
---------------------------------------------------------------------------------------
    American Bankers
      Insurance Group                                       44,300           $   2,412
    Radian Group, Inc.                                      37,800               1,845
    Devon Energy Corp.                                      49,600               1,773
-   Lattice Semiconductor Corp.                             24,000               1,494
-   Zale Corp.                                              37,300               1,492
    Commercial Federal Corp.                                62,100               1,440
-   Smithfield Foods, Inc.                                  42,900               1,434
    Fremont General Corp.                                   71,800               1,355
    UST Corp.                                               43,700               1,322
    USFreightways Corp.                                     27,000               1,250
-   Mueller Industries Inc.                                 36,800               1,249
-   Tower Automotive, Inc.                                  48,000               1,221
    First American Financial Corp.                          66,300               1,185
    United Bankshares, Inc.                                 44,500               1,179
    Raymond James Financial, Inc.                           48,800               1,168
    Corn Products International, Inc.                       38,200               1,163
    Sierra Pacific Resources                                31,800               1,157
    Community First Bankshares                              48,300               1,153
    Earthgrains Co.                                         43,900               1,133
    Aptargroup Inc.                                         37,200               1,116
    D. R. Horton, Inc.                                      65,800               1,094
    Applied Power, Inc.                                     40,000               1,093
    Wicor, Inc.                                             38,400               1,073
-   World Color Press, Inc.                                 39,000               1,072
    St. Paul Bancorp, Inc.                                  40,912               1,043
-   US Oncology, Inc.                                       86,500               1,038
    Werner Enterprises, Inc.                                48,500               1,006
    Orion Capital Corp.                                     27,900               1,001
    Piedmont Natural Gas, Inc.                              31,700                 987
-   Shopko Stores, Inc.                                     26,800                 972
-   Canandaigua Brands, Inc. Class A                        18,400                 965
-   Lason Holdings, Inc.                                    19,100                 948
    Whitney Holdings                                        23,800                 946
-   Hambrecht & Quist Group                                 25,300                 939
-   Interim Services, Inc.                                  45,200                 932
    Commonwealth Energy Systems                             22,100                 928
-   Champion Enterprises, Inc.                              49,800                 928
-   KEMET Corp.                                             40,200                 922
-   Orbital Sciences Corp.                                  38,200                 902
-   Michaels Stores, Inc.                                   29,300                 897
    Southwest Gas Corp.                                     31,300                 896
    United Water Resources, Inc.                            39,400                 894
-   Superior Services Inc.                                  33,100                 883
    Florida Rock Industries, Inc.                           19,300                 878
    Cilcorp, Inc.                                           13,900                 869
    CKE Restaurants Inc.                                    53,100                 863
    Richfood Holdings, Inc.                                 48,900                 862
    OM Group, Inc.                                          24,300                 838
    Texas Industries, Inc.                                  21,500                 833
    Invacare Corp.                                          30,900                 827
    Casey's General Stores                                  54,300                 814
    Orange & Rockland Utilities, Inc.                       13,900                 812
-   Toll Brothers, Inc.                                     37,800                 810
    Harman International
      Industries, Inc.                                      18,100                 796
    Atmos Energy Corp.                                      31,600                 790
    Varian Medical Systems, Inc.                            31,200                 788
-   Roberts Pharmaceuticals                                 32,400                 786
    Bank North Group                                        23,800                 785
    Kellwood Co.                                            28,400                 770
    Enhance Financial Services
      Group, Inc.                                           38,900                 768
    Lone Star Industries, Inc.                              20,000                 751
    Brady Corp. Class A                                     23,100                 751
-   Delphi Financial Group, Inc.                            20,821                 747
-   Dialogic Corp.                                          16,900                 741
    Reliance Steel & Aluminum Co.                           18,900                 737
    Hughes Supply, Inc.                                     24,800                 736
    Jefferies Group, Inc.                                   24,400                 732
    Central Hudson Gas &
      Electric Corp.                                        17,300                 727
-   Cerner Corp.                                            34,200                 717
    Bindly Western Industries, Inc.                         31,100                 717
-   International Rectifier Corp.                           53,000                 706
-   Hutchinson Technology, Inc.                             25,300                 702
-   Orthodontic Centers of
      America, Inc.                                         48,800                 689
    New Jersey Resources Corp.                              18,400                 689
    Dain Rauscher Corp.                                     12,700                 687
    Vintage Petroleum, Inc.                                 63,600                 684
    ABM Industries                                          22,300                 684
    Susquehanna Bancshares, Inc.                            37,800                 669
-   Anixter International Inc.                              36,600                 668
    A.O. Smith Corp.                                        23,800                 666
-   CDI Corp.                                               19,500                 664
-   SEACOR SMIT Inc.                                        12,400                 663
    Cambrex Corp.                                           25,200                 661
-   Coventry Health Care Inc.                               60,300                 660
    Rollins Truck Leasing                                   59,000                 656
    Fidelity National Financial, Inc.                       30,900                 649
-   Kulicke & Soffa Industries, Inc.                        24,000                 643
-   American Freightways                                    32,600                 638
    Oakwood Homes Corp.                                     48,200                 633
    AAR Corp.                                               27,900                 633
    Downey Financial Corp.                                  28,800                 632
-   Prime Hospitality Corp.                                 52,600                 631
-   Vertex Pharmaceuticals, Inc.                            26,100                 630
    United Illuminating Co.                                 14,700                 624
-   Tuboscope Inc.                                          45,300                 620
    Skywest, Inc.                                           24,700                 616
    Northwest Natural Gas Co.                               25,500                 615
-   Marshall Industries                                     17,100                 615
    Eastern Utilities Associates                            20,900                 609
    Chiquita Brands
      International, Inc.                                   67,400                 607
-   Ionics, Inc.                                            16,500                 602
    MAF Bancorp, Inc.                                       24,700                 599
    Belden, Inc.                                            25,000                 598
-   Primark Corp.                                           21,200                 595
    Riggs National Corp.                                    28,900                 594
-   Nautica Enterprises, Inc.                               35,200                 594
    Wolverine World Wide, Inc.                              42,200                 591
-   Inacom Corp.                                            46,380                 586
-   Anchor Gaming                                           12,100                 582
    Provident Bankshares Corp.                              24,895                 579
-   PhyCor, Inc.                                            78,100                 578
-   Silicon Valley Group, Inc.                              33,800                 568
-   Kent Electronics Corp.                                  28,600                 567
    Energen Corp.                                           30,400                 566

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
---------------------------------------------------------------------------------------
                                                                                MARKET
SMALL-CAP VALUE                                                                 VALUE*
INDEX FUND                                                  SHARES               (000)
---------------------------------------------------------------------------------------
-   Morrison Knudsen Corp.                                  54,400           $     561
    Carolina First Corp.                                    23,000                 561
-   Benchmark Electronics, Inc.                             15,600                 561
-   Hyperion Solutions Corp.                                31,200                 556
-   Electro Scientific Industries, Inc.                     13,300                 556
-   Hadco Corp.                                             13,900                 553
    Selective Insurance Group                               28,700                 547
    Frontier Insurance Group, Inc.                          35,590                 547
-   Pride International Inc.                                51,690                 546
-   Dura Pharmaceuticals, Inc.                              45,300                 541
    Russ Berrie and Co., Inc.                               21,800                 540
    Technitrol, Inc.                                        16,500                 532
-   Silicon Valley Bancshares                               21,300                 527
    Capital Re Corp.                                        32,800                 527
    The Toro Co.                                            13,300                 524
-   Ralcorp Holdings, Inc.                                  31,900                 512
    Gerber Scientific, Inc.                                 23,200                 512
    Regal-Beloit Corp.                                      21,500                 508
-   Midway Games Inc.                                       39,000                 505
    Norrell Corp.                                           26,700                 502
-   Datascope Corp.                                         15,600                 501
-   Heartland Express, Inc.                                 30,500                 499
    TNP Enterprises, Inc.                                   13,700                 497
-   Sola International Inc.                                 25,500                 496
    Michael Foods Group, Inc.                               21,100                 496
    MDC Holdings, Inc.                                      23,000                 495
    TJ International, Inc.                                  15,900                 493
    The Stride Rite Corp.                                   47,500                 490
-   S3, Inc.                                                53,900                 490
    Bowne & Co., Inc.                                       37,700                 490
-   IHOP Corp.                                              20,300                 488
-   HA-LO Industries, Inc.                                  49,300                 487
-   SPS Technologies, Inc.                                  12,900                 484
-   U.S. Home Corp.                                         13,600                 483
    JSB Financial                                            9,500                 483
-   SpeedFam-IPEC, Inc.                                     30,000                 482
    Watsco, Inc.                                            29,350                 481
-   NBTY, Inc.                                              72,900                 474
-   Aspect Telecommunications Corp.                         48,600                 474
    Cabot Oil & Gas Corp. Class A                           25,300                 471
-   Respironics, Inc.                                       31,100                 470
    Interface, Inc.                                         54,500                 470
    Clarcor Inc.                                            24,500                 470
-   BE Avionics Inc.                                        25,100                 469
-   URS Corp.                                               15,700                 460
-   Ryan's Family Steak Houses, Inc.                        39,600                 460
    Universal Forest Products, Inc.                         21,300                 458
-   Technology Solutions Co.                                42,350                 458
    Anchor Bancorp Wisconsin Inc.                           25,700                 458
    Fleming Cos., Inc.                                      39,300                 457
    ChemFirst Inc.                                          18,800                 457
-   Coherent, Inc.                                          24,500                 456
    Wabash National Corp.                                   23,500                 455
-   Yellow Corp.                                            25,500                 453
    Ryland Group, Inc.                                      15,200                 451
-   Hollywood Park, Inc.                                    26,500                 450
-   Cable Design Technologies                               28,900                 446
    Lilly Industries Inc. Class A                           23,800                 442
-   Pool Energy Service Co.                                 21,700                 441
-   Paxar Corp.                                             48,800                 439
-   Stein Mart, Inc.                                        46,500                 436
    Barnes Group, Inc.                                      20,000                 435
    Integrated Health Services, Inc.                        54,100                 433
    Zenith National Insurance Corp.                         17,500                 431
    Commercial Metals Co.                                   15,000                 427
-   Aztar Corp.                                             46,500                 427
-   Protein Design Labs                                     19,100                 424
    Standard Products Co.                                   16,500                 423
    Valmont Industries, Inc.                                24,800                 422
    Quanex Corp.                                            14,700                 419
    Authentic Fitness Corp.                                 23,800                 417
-   Discount Auto Parts Inc.                                17,100                 413
    Applied Industrial
      Technology, Inc.                                      21,700                 412
-   Electroglas, Inc.                                       20,300                 406
    Connecticut Energy Corp.                                10,500                 405
    Aquarion Co.                                            11,650                 405
-   Fritz Cos., Inc.                                        37,600                 404
    Analogic Corp.                                          13,000                 404
    Brown Shoe Company, Inc.                                18,400                 400
    Coachmen Industries, Inc.                               17,100                 398
-   Sierra Health Services                                  27,500                 397
-   Seitel, Inc.                                            24,400                 395
-   Input/Output, Inc.                                      52,100                 394
    Standard Pacific Corp.                                  30,400                 393
-   Goody's Family Clothing                                 34,400                 393
-   Avid Technology, Inc.                                   24,400                 393
-   Service Experts, Inc.                                   17,800                 390
    AMCOL International Corp.                               27,100                 390
    Intermet Corp.                                          25,700                 389
    Diagnostic Products Corp.                               14,000                 387
    The Marcus Corp.                                        30,800                 379
    Myers Industries, Inc.                                  18,800                 376
-   FileNet Corp.                                           32,900                 376
    Kaman Corp. Class A                                     23,900                 375
-   Oceaneering International, Inc.                         23,200                 374
-   M.S. Carriers, Inc.                                     12,600                 374
    Owens & Minor, Inc. Holding Co.                         33,200                 365
    Justin Industries, Inc.                                 26,100                 364
-   Banctec, Inc.                                           20,200                 362
    Standex International Corp.                             13,200                 361
    Thor Industries, Inc.                                   12,700                 360
    Stone & Webster, Inc.                                   13,400                 357
    Cooper Cos., Inc.                                       14,300                 357
    Chemed Corp.                                            10,700                 356
    Wynn's International Inc.                               19,200                 354
-   Volt Information Sciences Inc.                          15,400                 352
-   General Communication, Inc.                             51,500                 350
-   Maxxim Medical, Inc.                                    14,800                 345
    Luby's, Inc.                                            23,000                 345
-   Wolverine Tube, Inc.                                    13,700                 344
    Pennsylvania Enterprises Inc.                           11,100                 341
    Cash America International Inc.                         26,200                 337
-   Pediatrix Medical Group, Inc.                           15,800                 336
    Thomas Industries, Inc.                                 16,200                 332
-   Ultratech Stepper, Inc.                                 22,000                 331
-   PictureTel Corp.                                        41,300                 330
-   Brightpoint, Inc.                                       54,200                 329
    Standard Motor Products, Inc.                           13,300                 326
-   Amresco, Inc.                                           50,600                 326
    Pioneer Standard Electronics Inc.                       27,000                 324
-   Magellan Health Services, Inc.                          32,300                 323

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                            SHARES               (000)
---------------------------------------------------------------------------------------
-   The Dress Barn, Inc.                                    20,200          $      323
-   NFO Worldwide, Inc.                                     22,700                 318
    Cato Corp. Class A                                      27,100                 315
-   Read Rite Corp.                                         50,500                 313
    RTI International Metals                                21,000                 308
-   Epicor Software Corp.                                   41,100                 306
-   Allen Telecom Inc.                                      28,500                 306
    Park Electrochemical Corp.                              10,600                 305
    Brush Wellman, Inc.                                     16,800                 304
-   Aspen Technologies, Inc.                                25,300                 297
    National Presto Industries, Inc.                         7,700                 295
    Bassett Furniture Industries, Inc.                      12,900                 295
    Sturm, Ruger & Co., Inc.                                27,200                 291
-   Bombay Co.                                              37,800                 291
-   GC Cos.                                                  8,100                 290
-   Jo-Ann Stores, Inc. Class A                             19,200                 288
    IMCO Recycling, Inc.                                    16,800                 288
    BMC Industries, Inc.                                    27,500                 284
-   HS Resources Inc.                                       19,000                 280
-   Checkpoint Systems, Inc.                                31,100                 278
    Lawson Products, Inc.                                   11,000                 277
    Phillips-Van Heusen Corp.                               27,600                 273
-   Global Industrial
      Technologies, Inc.                                    22,600                 273
-   Hanger Orthopedic Group, Inc.                           19,200                 272
    Skyline Corp.                                            9,200                 270
    Southwestern Energy Co.                                 25,300                 267
-   The Gymboree Corp.                                      25,300                 266
    Trenwick Group Inc.                                     10,700                 264
-   P-Com, Inc.                                             50,200                 263
-   Mesa Air Group Inc.                                     34,800                 262
    Mississippi Chemical Corp.                              26,600                 261
    American States Water Co.                                9,100                 258
    Vital Signs, Inc.                                       12,800                 255
-   Esterline Technologies Corp.                            17,600                 253
    Fedders Corp.                                           37,500                 251
-   Regeneron Pharmaceuticals, Inc.                         32,000                 250
    Titan International, Inc.                               21,000                 249
    Schweitzer-Mauduit
      International, Inc.                                   16,600                 249
-   Offshore Logistics, Inc.                                22,400                 249
    Robbins & Myers, Inc.                                   11,100                 248
    Arctic Cat, Inc.                                        27,800                 248
-   Gardner Denver Inc.                                     15,300                 247
-   Griffon Corp.                                           31,100                 243
    A.M. Castle & Co.                                       14,300                 243
    Guilford Mills, Inc.                                    23,300                 242
-   Material Sciences Corp.                                 15,900                 238
    Pillowtex Designs                                       14,500                 237
-   Players International, Inc.                             32,800                 236
    Merrill Corp.                                           16,300                 236
    Dimon Inc.                                              45,500                 236
    Oxford Industries, Inc.                                  8,300                 235
    St. Mary Land & Exploration Co.                         11,100                 228
-   Landry's Seafood
      Restaurants, Inc.                                     28,500                 228
    Republic Group Inc.                                     12,300                 221
    Harmon Industries, Inc.                                 11,100                 220
-   Network Equipment
      Technologies, Inc.                                    22,000                 217
    Cascade Natural Gas Corp.                               11,400                 217
-   J & J Snack Foods Corp.                                  8,900                 214
    Butler Manufacturing Co.                                 7,500                 210
    Innovex, Inc.                                           14,800                 207
    Commonwealth Industries Inc.                            16,400                 205
-   Just for Feet, Inc.                                     31,500                 203
-   Family Golf Centers, Inc.                               26,400                 203
-   Halter Marine Group, Inc.                               30,300                 201
-   Arkansas Best Corp.                                     20,100                 200
    Watkins-Johnson Co.                                      6,700                 198
    Pittston BAX Group                                      20,800                 198
    O'Sullivan Corp.                                        16,010                 195
    Simpson Industries, Inc.                                18,500                 190
-   Carmike Cinemas, Inc. Class A                           11,700                 186
-   SpaceLabs Medical, Inc.                                  9,800                 185
-   Lydall, Inc.                                            16,100                 185
-   Insurance Auto Auctions, Inc.                           11,400                 184
-   Komag, Inc.                                             55,200                 183
    Thomas Nelson, Inc.                                     15,200                 169
    Pope & Talbot, Inc.                                     13,900                 168
-   Sunrise Medical, Inc.                                   22,800                 162
-   Flow International Corp.                                15,000                 162
    Angelica Corp.                                           9,000                 159
-   Digi International, Inc.                                15,100                 158
-   Cone Mills Corp.                                        26,300                 158
    Huffy Corp.                                             11,200                 157
-   TBC Corp.                                               22,100                 156
-   McWorter Technologies Inc.                              10,600                 153
-   Franklin Covey Co.                                      20,700                 153
    Amcast Industrial Corp.                                  9,400                 153
-   ADAC Laboratories                                       20,800                 151
-   Hartmarx Corp.                                          35,800                 150
    Central Vermont Public
      Service Corp.                                         11,800                 150
    K2 Inc.                                                 16,700                 149
    Delta Woodside                                          24,900                 149
-   Building Materials Holding Corp.                        13,000                 149
    Quaker Chemical Corp.                                    9,100                 148
-   The Sports Authority, Inc.                              32,710                 145
    TCBY Enterprises, Inc.                                  23,530                 143
-   Rural/Metro Corp.                                       14,900                 143
-   Books-a-Million Inc.                                    18,500                 139
-   Royal Appliance
      Manufacturing Co.                                     19,600                 136
-   Applied Magnetics Corp.                                 44,170                 135
-   RailTex, Inc.                                            9,600                 133
    Telxon Corp.                                            16,600                 132
-   TETRA Technologies, Inc.                                14,300                 131
    J. Baker, Inc.                                          14,700                 127
    Lillian Vernon Corp.                                     9,700                 126
    Birmingham Steel Corp.                                  30,600                 126
-   Itron, Inc.                                             14,600                 125
    Frozen Food Express
      Industries, Inc.                                      16,400                 125
-   Symmetricom Inc.                                        15,200                 124
-   Standard Microsystem                                    16,400                 124
    Penford Corp.                                            7,600                 124
    Nash-Finch Co.                                          12,000                 121
-   Hecla Mining Co.                                        57,800                 119
    Bangor Hydro-Electric Co.                                7,300                 118
-   Alliance Pharmaceutical Corp.                           44,400                 117
-   WHX Corp.                                               17,600                 116

---------------------------------------------------------------------------------------
                                                                                MARKET
SMALL-CAP VALUE                                                                 VALUE*
INDEX FUND                                                  SHARES               (000)
---------------------------------------------------------------------------------------
-   E. Gottschalk & Co., Inc.                               12,400           $     113
-   NCS HealthCare, Inc.                                    19,900                 108
-   Genesis Health Ventures Inc.                            36,100                 108
    Steel Technologies, Inc.                                11,300                 107
-   Remington Oil & Gas Corp.                               22,000                 107
    Haggar Corp.                                             7,700                 101
-   Wall Data Inc.                                          10,500                 100
-   Three-Five Systems, Inc.                                 7,200                  99
-   Jan Bell Marketing Inc.                                 28,200                  99
-   Gibson Greetings, Inc.                                  15,600                  99
    The Dixie Group, Inc.                                   11,700                  99
-   Coeur D'Alene Mines Corp.                               21,360                  99
    A.T. Cross Co. Class A                                  17,610                  98
-   Intermagnetics General Corp.                            12,324                  96
-   Exabyte Corp.                                           24,100                  93
-   Cyrk International, Inc.                                15,200                  92
-   Hologic, Inc.                                           15,500                  87
    Hancock Fabrics, Inc.                                   19,500                  85
-   Panera Bread                                            13,100                  84
    Insteel Industries, Inc.                                 8,600                  77
-   Microage, Inc.                                          20,000                  76
    Spartan Motors, Inc.                                    12,500                  72
-   Swiss Army Brands, Inc.                                  7,700                  68
-   Southern Energy Homes, Inc.                             12,500                  66
-   Ashworth, Inc.                                          13,800                  64
-   Nashua Corp.                                             6,300                  62
-   Centigram Communications                                 6,500                  61
-   TCSI Corp.                                              23,300                  60
    Green Mountain Power Corp.                               5,300                  60
-   Curative Health Services Inc.                           10,300                  57
-   Galey & Lord                                            12,700                  56
-   DAMARK International, Inc.                               6,700                  56
-   Molecular Biosystems, Inc.                              20,000                  49
-   Eagle Geophysical, Inc.                                  1,280                   1
---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (COST $186,600)                                                            178,648
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                              FACE
                                                            AMOUNT
                                                             (000)
---------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.9 %)
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    4.87%, 7/1/1999                                           $823                 823
    4.96%, 7/1/1999--Note G                                    822                 822
---------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (COST $1,645)                                                                1,645
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.4%)
    (COST $188,245)                                                            180,293
---------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (-1.4%)                                       (2,464)
---------------------------------------------------------------------------------------
NET ASSETS (100%)                                                             $177,829
=======================================================================================

*  See Note A in Notes to Financial Statements.

-  Non-Income-Producing Security.

---------------------------------------------------------------------------------------
                                                                                MARKET
                                                                                VALUE*
                                                                                 (000)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------
ASSETS
Investments in Securities, at Value                                           $180,293
Receivables for Investment Securities Sold                                      31,330
Other Assets--Note B                                                             1,072
                                                                             ----------
    Total Assets                                                               212,695
                                                                             ----------
LIABILITIES
Payables for Investment Securities Purchased                                    33,661
Other Liabilities--Note G                                                        1,205
                                                                             ----------
    Total Liabilities                                                           34,866
---------------------------------------------------------------------------------------
NET ASSETS (100%)                                                             $177,829
=======================================================================================

---------------------------------------------------------------------------------------
 AT JUNE 30, 1999, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                                 (000)
---------------------------------------------------------------------------------------
  Paid in Capital                                                             $175,142
  Undistributed Net Investment Income                                              566
  Accumulated Net Realized Gains                                                10,073
  Unrealized Depreciation--Note F                                               (7,952)
---------------------------------------------------------------------------------------
  NET ASSETS                                                                  $177,829
---------------------------------------------------------------------------------------
  Investor Shares--Net Assets
  Applicable to 18,819,204 outstanding $.001
    par value shares of beneficial interest
    (unlimited authorization)                                                 $177,829
---------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                                              $9.45
---------------------------------------------------------------------------------------

                                                                 F982-08/20/1999

VANGUARD U.S. STOCK
INDEX FUNDS
LARGE-CAPITALIZATION PORTFOLIOS

VANGUARD 500 INDEX FUND

VANGUARD GROWTH INDEX FUND

VANGUARD VALUE INDEX FUND

VANGUARD TOTAL STOCK MARKET INDEX FUND


[PHOTO]

SEMIANNUAL
REPORT

JUNE 30, 1999

[THE VANGUARD GROUP LOGO]

AT VANGUARD, WE BELIEVE
THAT TRADITION MATTERS

Our 9,000 crew members embrace the traditional values on which our success is built, including integrity, hard work, thrift, teamwork, and fair dealing on behalf of our clients.

Our report cover pays homage to three anniversaries, each of great significance to The Vanguard Group:

- The 200th anniversary of the Battle of the Nile, which commenced on August 1, 1798. HMS Vanguard, the victorious British flagship at the Nile, is our namesake. And its motto-- "Leading the way"--serves as a guiding principle for our company.

- The 100th birthday, on July 23, 1998, of Walter L. Morgan, founder of Wellington Fund, the oldest member of what became The Vanguard Group. Mr. Morgan was friend and mentor to Vanguard founder John C. Bogle, and helped to shape the standards and business principles that Mr. Bogle laid down for Vanguard at its beginning nearly 25 years ago: a stress on balanced, diversified investments; insistence on fair dealing and candor with clients; and a focus on long-term investing. To our great regret, Mr. Morgan died on September 2, 1998.

- The 70th anniversary, on December 28, 1998, of the incorporation of Vanguard Wellington Fund. It is the nation's oldest balanced mutual fund, and one of only a handful of funds created in the 1920s that are still in operation.

Although Vanguard constantly tackles new challenges, adopts new technology, and develops new services, we treasure the traditions and values that set us apart in a crowded, competitive industry. And we salute our shareholders, whose support and trust we strive to earn each and every day.

                                    CONTENTS

                                  A MESSAGE TO
                                OUR SHAREHOLDERS

                                       1

                                 THE MARKETS IN
                                  PERSPECTIVE

                                       5

                                  PERFORMANCE
                                   SUMMARIES

                                       7

                                 FUND PROFILES

                                       11

                              FINANCIAL STATEMENTS

                                       16

          FOR AN UPDATE ON OUR YEAR 2000 PREPAREDNESS, SEE PAGE 34.

                        All comparative mutual fund data
                        are from Lipper or Morningstar,
                            unless otherwise noted.

FELLOW SHAREHOLDER,

[PHOTO]                         [PHOTO]
JOHN J. BRENNAN                 JOHN C.  BOGLE
CHAIRMAN & CEO                  SENIOR CHAIRMAN


Large-capitalization stocks again led the U.S. stock market higher during the six months ended June 30, 1999, buoyed by strong economic growth and stabilizing overseas markets. In this environment, the total returns of the four Vanguard large-cap stock index funds ranged from +11.1% for Vanguard Growth Index Fund to +13.8% for Vanguard Value Index Fund. Each fund closely tracked its unmanaged benchmark index, and the Growth and Total Stock Market Index Funds actually achieved a slight edge in returns over their index targets.

     The adjacent table shows the six-month total returns (capital change plus reinvested dividends) achieved by our large-cap index funds, compared with the returns of their respective indexes. The performance of the Institutional Shares of our Growth, Value, and Total Stock Market Index Funds, which are available for minimum investments of $10 million, is presented at the bottom of the table.

     Per-share figures for each fund, including net asset values, income dividends, and capital gains distributions, are presented in a table that follows this letter.

---------------------------------------------------
                                    TOTAL RETURNS
                                  SIX MONTHS ENDED
                                    JUNE 30, 1999
---------------------------------------------------
500 INDEX FUND                           +12.3%
S&P 500 Index                            +12.4
---------------------------------------------------
GROWTH INDEX FUND                        +11.1%
S&P/BARRA Growth Index                   +11.0
---------------------------------------------------
VALUE INDEX FUND                         +13.8%
S&P/BARRA Value Index                    +14.0
---------------------------------------------------
TOTAL STOCK MARKET INDEX FUND            +11.9%
Wilshire 5000 Index                      +11.8
---------------------------------------------------

INSTITUTIONAL SHARES
---------------------------------------------------
Growth Index Fund                        +11.1%
Value Index Fund                         +13.9
Total Stock Market Index Fund            +12.0
---------------------------------------------------


THE PERIOD IN REVIEW

The key influences on financial markets during the first half of 1999 were the surprising strength of the U.S. economy's long-running expansion, promising corporate earnings, and the increasing signs that a number of shaky foreign economies were on firmer footing. These factors were partly responsible for both broad-based gains in U.S. stocks and increases in interest rates, which sent bond prices lower.

     The overall U.S. stock market, as measured by the Wilshire 5000 Equity Index, gained +11.8%--equivalent to more than a full year's return based on historical norms. But the half-year saw a sharp rotation in market leadership. As the outlook for global economic growth kept improving, there was a notable revival in cyclical stocks-- commodity-related companies, machinery makers, and other firms whose profit prospects are most closely tied to the economy's ups and downs. This was a welcome change for cyclicals and other "value" stocks, which had lagged the market not just in the first quarter but for much of the last five years. Within the S&P 500 Index, the value stocks--those generally characterized by above-average dividend yields and below-average price/earnings ratios--carried the day during the second quarter and for the first half of the year, when they gained +14.0% versus a gain of +11.0% for growth stocks. Many old-line industrial companies posted growth-stock-like returns during the quarter. For example, aluminum maker Alcoa gained +50% from the end of March until June 30.

     For bond investors, a surging economy has a dark side: the possibility that prices and wages will rise and push up inflation, which diminishes the buying power of future bond interest and principal payments. Interest rates held steady in January, but rose throughout the rest of the half-year. And on the final day of the period, the Federal Reserve Board hiked its target for short-term interest rates by 0.25% amid concerns that higher inflation would be an inevitable by-product of strong growth. The yield of the benchmark 30-year Treasury bond increased 86 basis points (0.86 percentage point) on balance during the six months, rising from 5.10% to 5.96%. The rate rise was less pronounced for short-term securities, with the 3-month Treasury bill's yield rising 33 basis points, from 4.45% on December 31 to 4.78% on June 30.

PERFORMANCE OVERVIEW

Overall, the performance of our large-cap index funds during the half-year was excellent, both on an absolute basis and relative to our comparative benchmarks. The adjacent table presents the six-month total returns for the investor shares of our funds, compared with returns of their average mutual fund peers. As you can see, the returns of our 500, Value, and Total Stock Market Index Funds exceeded the average results for their peers, while the return of the Growth Index Fund fell short of that of the average growth mutual fund.

---------------------------------------------------------------------------
                                              TOTAL RETURNS
                                      SIX MONTHS ENDED JUNE 30, 1999
                             ----------------------------------------------
                                                AVERAGE
                             VANGUARD          COMPARABLE
U.S. STOCK INDEX FUND          FUND              FUND*           DIFFERENCE
---------------------------------------------------------------------------
500                           +12.3%            +11.0%             +1.3%
Growth                        +11.1             +11.7              -0.6
Value                         +13.8             +11.0              +2.8
Total Stock Market            +11.9             +11.0              +0.9
---------------------------------------------------------------------------

*Figures for the average comparable funds are compiled by Lipper, Inc. The
 Lipper fund groups are: for the 500 and Total Stock Market Index Funds, general equity funds; for the Growth Index Fund, growth funds; for the Value Index Fund, value funds.

     Our flagship VANGUARD 500 INDEX FUND returned +12.3% during the half-year, just behind the +12.4% return of the S&P 500 Index, but 1.3 percentage points ahead of the average general equity mutual fund. Our advantage over the average fund can be attributed primarily to the strong performance of large companies, which dominate the index and led the market despite the second-quarter resurgence of mid- and small-cap shares. Many funds in the general equity category hold significant stakes in mid- and small-cap stocks. The index was powered by technology stocks, which make up 17% of its assets and returned +24% for the half-year. Strong contributions also came from the "other energy" sector (up +40% thanks to higher oil prices), producer durables (+26%), and materials & processing stocks (+25%). Meanwhile, health-care issues and consumer staples (large consumer-product companies) lagged, posting negative returns for the period.

     We emphasize that the S&P 500 Index, while a good measure of large-cap stocks, does not represent the entire U.S. stock market. It excludes some 6,700 stocks, which together account for about one-quarter of the market's capitalization. The stocks in the S&P 500 Index currently account for about 78% of the value of the Wilshire 5000 Index, and the 6,700 other stocks make up 22% of the value of the U.S. market. These mid- and small-cap stocks provided a return of +11.3% during the six months. For investors looking for exposure to large-cap companies, the 500 Index Fund is a fine choice; for those looking for broader exposure to mid- and small-cap stocks, a search beyond S&P 500 stocks is a necessity.

     VANGUARD TOTAL STOCK MARKET INDEX FUND, which tracks the performance of the Wilshire 5000 Index, the broadest measure of U.S. stocks, returned +11.9% for the half-year, slightly higher than the +11.8% return of its index target and nearly a full percentage point above that of the average general equity mutual fund.

     The divergence of results for growth and value stocks was evident in the returns of VANGUARD GROWTH INDEX FUND and VANGUARD VALUE INDEX FUND. Our Growth Index Fund returned +11.1%, a tiny bit above the +11.0% return of the S&P/BARRA Growth Index--the growth component of the S&P 500 Index--but just short of the +11.7% return of the average growth mutual fund. Our Value Index Fund benefited from the second-quarter surge of value shares, earning a six-month total return of +13.8%. This topped the +11.0% return of the average value mutual fund and was just a tad short of the +14.0% return of the S&P/BARRA Value Index--the S&P 500's value component. As we noted earlier, each of our funds closely tracked the returns of its index benchmark. That our funds could accomplish this feat versus unmanaged indexes, which, unlike mutual funds, do not incur operating expenses, is a credit to the expertise of Vanguard Core Management Group, which oversees the investments for all Vanguard stock index funds.

     While the overall excellent performance of our large-cap index funds is surely welcome, returns on the order of 11% to 13% for a six-month period are well above what should be expected from any investment. We also note that large-cap stocks won't outperform their mid- and small-cap brethren in every period, and that the smaller stocks will lead the market from time to time. We believe that investors who understand the cyclical nature of the financial markets will be best prepared for the inevitable period when stock returns revert to their (much lower) long-term historical norms. For their part, our index funds will continue to provide investors with an excellent way to capture the returns of the overall stock market--or a selected piece of the market--at costs that are among the lowest in the mutual fund industry.

IN SUMMARY

Sticking with a portfolio diversified across various asset classes and market segments can be trying at times, particularly when one segment runs ahead of the others and seems to be "the only game in town." But in the long run, investors are well served by investment programs constructed with the knowledge that market leadership can change abruptly and unpredictably. So once you've decided on an investment plan suited to your time horizon, goals, and tolerance for risk, we urge you to "stay the course."

     We look forward to reporting to you on the full 1999 fiscal year in our annual report six months hence.

/s/JOHN C. BOGLE                                        /s/JOHN J. BRENNAN

John C. Bogle                                           John J. Brennan
Senior Chairman                                         Chairman and
                                                        Chief Executive Officer

July 17, 1999

NOTICE TO SHAREHOLDERS

In the past, the quarterly income dividends that the Vanguard Large-Capitalization Index Funds distributed to shareholders were paid at a "set rate." Income the fund earned during the first three quarters that was in excess of the set rate was distributed in the December income dividend. In June 1999, the funds began distributing income on a "pay as you go" basis, rather than according to a set rate. This policy change provides for a more even distribution of income by distributing substantially all of the income earned during each quarter to the fund's shareholders at the end of the quarter. As a result of the transition to the new policy, the income dividends distributed by the funds in June included income earned during the second quarter as well as residual income earned, but not distributed, during the first quarter. For example, Vanguard 500 Index Fund's June dividend of $0.38 per share included about $0.03 of residual income that remained in the fund after payment of the March dividend.

PORTFOLIO STATISTICS
------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED JUNE 30, 1999
                                                                --------------------------------------
                              NET ASSET VALUE PER SHARE         DISTRIBUTIONS FROM    DIVIDENDS PER
                            --------------------------------      NET REALIZED        SHARE FROM NET
U.S. STOCK INDEX FUND       DEC. 31, 1998      JUNE 30, 1999      CAPITAL GAINS      INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
500                        $113.95                $126.83            $0.455              $0.650
Growth                       31.67                  34.92             0.135               0.110
Value                        22.51                  24.66             0.720               0.160
Total Stock Market           27.42                  30.35             0.155               0.150
------------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------
Growth                      $31.67                 $34.93            $0.135              $0.123
Value                        22.51                  24.66             0.720               0.170
Total Stock Market           27.42                  30.36             0.155               0.162
------------------------------------------------------------------------------------------------------

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED JUNE 30, 1999

[PHOTO]

A markedly improved global economic outlook during the first half of 1999 led to mostly positive stock market returns and lower bond prices.

     As the year began, many observers expected that severe economic crises in Asia, Russia, and some Latin American nations would restrain business activity worldwide, even in the United States, which has been the world's economic locomotive. By spring, however, a consensus emerged that global economic activity was likely to be solid, if not robust. This change in sentiment stemmed from several factors, including further vigorous growth in the U.S. economy, a belief that Asia's slump had bottomed out, and moves in Europe to ease monetary policy to encourage growth.

     Interest rates rose as investors stopped wondering whether the Federal Reserve Board would lower interest rates--as it had three times in autumn 1998--and began to wonder when the Fed would increase rates to slow growth and thereby forestall inflation. Indeed, on the final day of the period, the Fed boosted short-term rates by 0.25 percentage point. In the stock market, the brighter economic outlook led to a change in leadership from glamorous large-capitalization growth stocks to value stocks and small-cap stocks, both of which had been among Wall Street's wallflowers in recent years.

----------------------------------------------------------------------------------
                                                        TOTAL RETURNS
                                                 PERIODS ENDED JUNE 30, 1999
                                          ----------------------------------------
                                          6 MONTHS        1 YEAR         5 YEARS*
----------------------------------------------------------------------------------
STOCKS
  S&P 500 Index                             12.4%          22.8%          27.9%
  Russell 2000 Index                         9.3            1.5           15.4
  Wilshire 5000 Index                       11.8           19.5           25.7
  MSCI EAFE Index                            4.1            7.9            8.5
----------------------------------------------------------------------------------
BONDS
  Lehman Aggregate Bond Index               -1.4%           3.2%           7.8%
  Lehman 10 Year Municipal Bond Index       -1.7            2.3            6.8
  Salomon Smith Barney 3-Month
     U.S. Treasury Bill Index                2.2            4.7            5.2
----------------------------------------------------------------------------------
OTHER
  Consumer Price Index                       1.4%           2.0%           2.3%
----------------------------------------------------------------------------------

*Annualized.


U.S. STOCK MARKETS

The rise in stock prices reflected the healthy domestic economy and improving prospects for corporate earnings. The overall market, as measured by the Wilshire 5000 Index, rose 11.8% during the period, while the S&P 500 Index, a yardstick for large-cap stocks, gained 12.4%.

     Large-cap growth stocks, which are generally perceived as less vulnerable than other stocks to economic slowdowns, continued to lead the market's climb during the first quarter of the year. During the second quarter, however, value stocks--especially producers of commodity products such as oil, aluminum, and chemicals--moved to the front of the pack. Providing support were generally upbeat corporate profit reports. Indeed, earnings gains were sufficient to send prices higher despite rising interest rates, which often depress stock prices as well as bond prices. For the six months, the S&P 500 Index's value stocks posted a 14.0% return while its growth stocks gained 11.0% as a group.

     Small-cap stocks, as measured by the Russell 2000 Index, gained 9.3%, although that fact masks a remarkable turnaround: Small-caps declined 5.4% during the first quarter of 1999, then advanced 15.6% during the second quarter. Even so, the cumulative return of the Russell 2000 over the past three years lags the S&P 500 Index by nearly 80 percentage points (+37.6% for the Russell 2000 versus +115.2% for the S&P 500).

     Four of the top-performing sectors within the S&P 500 Index during the half-year were solidly in the value camp--the "other energy" group (+40%); producer durables (+26%); materials & processing (+25%); and integrated-oils (+17%). The strongest growth-oriented sector was the irrepressible technology group (+24%). The poor performance of the consumer staples sector (-8%) was due in part to the gains of the U.S. dollar against most foreign currencies, which reduced the value of earnings from overseas operations.

U.S. BOND MARKETS

The powerful economic expansion that buoyed corporate profits and stock prices was too much of a good thing for the bond market. Inflation was well behaved--consumer prices rose 1.4% for the six months and 2.0% for the twelve months ended June 30--but investors and Fed policymakers clearly were concerned that an overheated economy might yet trigger significant increases in wages and overall prices. Certainly, there was no evidence of the "natural slowing" that many analysts expected for the economy, which is in the longest peacetime expansion ever.

     Yields on U.S. Treasury bonds rose by approximately 1 percentage point--a significant rise for a six-month period. The yield of the 30-year Treasury bond rose 86 basis points, to 5.96% on June 30 from 5.10% on December 31, 1998. The yield of the 10-year Treasury rose 113 basis points, to 5.78% from 4.65%. Money market rates didn't rise as far: Yields on 3-month T-bills increased on balance by only 33 basis points, to 4.78% on June 30. Bond prices, which move in the opposite direction from interest rates, fell. The Lehman Aggregate Bond Index, a benchmark for investment-grade taxable bonds, declined 1.4% on a total-return basis, as bond prices declined an average of 4.4%, outweighing the 3.0% in interest income for the period.

INTERNATIONAL STOCK MARKETS

Led by sharp recoveries in stock prices in Japan and many emerging markets, international stock prices generated positive returns in local currencies during the six months. However, a pervasive rise in the value of the U.S. dollar against other currencies reduced returns for U.S. investors (returns from abroad are augmented when the dollar falls in value against other currencies).

     Overall, the developed markets outside the United States gained 4.1% in U.S.-dollar terms, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index. The biggest increases were in the Pacific region--up 27.3% in local-currency terms and 21.1% when measured in U.S. dollars. Europe, which accounts for the lion's share of EAFE's market capitalization, was up 8.2% in local currencies. But in U.S. dollars, the return from European stocks was a negative 2.3%, as weakness in European currencies--notably in the euro, the new 11-nation common currency--lopped more than 10 percentage points from the local-currency returns. The MSCI Select Emerging Markets Free Index shot up 31.5% in dollar terms, led by Asian markets that rebounded from severe losses suffered in 1997 and 1998.

PERFORMANCE SUMMARIES


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely, so an investment in the fund could lose money.

500 INDEX FUND
TOTAL INVESTMENT RETURNS: DECEMBER 31, 1978-JUNE 30, 1999
-----------------------------------------------------------------------------
                              500 INDEX FUND                        S&P 500
FISCAL         CAPITAL         INCOME             TOTAL              TOTAL
YEAR           RETURN          RETURN            RETURN             RETURN
-----------------------------------------------------------------------------
1979            12.1%           5.9%              18.0%             18.4%
1980            25.5            6.4               31.9              32.4
1981            -9.8            4.6               -5.2              -4.9
1982            14.8            6.2               21.0              21.5
1983            16.2            5.1               21.3              22.5
1984             1.5            4.7                6.2               6.3
1985            26.1            5.1               31.2              31.8
1986            14.0            4.1               18.1              18.7
1987             2.3            2.4                4.7               5.3
1988            11.6            4.6               16.2              16.6
1989            26.7            4.7               31.4              31.7
1990            -6.8            3.5               -3.3              -3.1
1991            26.3            3.9               30.2              30.5
1992             4.4            3.0                7.4               7.6
1993             7.1            2.8                9.9              10.1
1994            -1.5            2.7                1.2               1.3
1995            34.4            3.0               37.4              37.6
1996            20.5            2.4               22.9              23.0
1997            31.1            2.1               33.2              33.4
1998            27.0            1.6               28.6              28.6
1999*           11.7            0.6               12.3              12.4
-----------------------------------------------------------------------------

*Six months ended June 30, 1999.

See Financial Highlights table on page 26 for dividend and capital gains information for the past five years.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1999
------------------------------------------------------------------------------------------------------
                                                                                 10 YEARS
                                   INCEPTION                            ------------------------------
                                     DATE      1 YEAR       5 YEARS      CAPITAL    INCOME      TOTAL
------------------------------------------------------------------------------------------------------
500 Index Fund*                    8/31/1976    22.80%       27.78%      15.69%     2.92%       18.61%
------------------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely, so an investment in the fund could lose money.

GROWTH INDEX FUND
TOTAL INVESTMENT RETURNS: NOVEMBER 2, 1992-JUNE 30, 1999
--------------------------------------------------------------------
                         GROWTH INDEX FUND                    S&P*
FISCAL        CAPITAL        INCOME           TOTAL          TOTAL
YEAR          RETURN         RETURN          RETURN         RETURN
--------------------------------------------------------------------
1992            2.6%          0.6%            3.2%            3.5%
1993           -0.6           2.1             1.5             1.7
1994            0.8           2.1             2.9             3.1
1995           35.9           2.2            38.1            38.1
1996           22.0           1.7            23.7            24.0
1997           34.8           1.5            36.3            36.5
1998           41.1           1.1            42.2            42.2
1999**         10.7           0.4            11.1            11.0
--------------------------------------------------------------------

 *S&P/BARRA Growth Index.
**Six months ended June 30, 1999.

See Financial Highlights table on page 27 for dividend and capital gains information for the past five years.


GROWTH INDEX FUND INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: MAY 14, 1998-JUNE 30, 1999
---------------------------------------------------------------------
                          GROWTH INDEX FUND
                        INSTITUTIONAL SHARES                   S&P*
FISCAL        CAPITAL        INCOME           TOTAL           TOTAL
YEAR          RETURN         RETURN          RETURN          RETURN
1998           20.0%          0.8%           20.8%           20.6%
1999**         10.7           0.4            11.1            11.0
---------------------------------------------------------------------

 *S&P/BARRA Growth Index.
**Six months ended June 30, 1999.

See Financial Highlights table on page 27 for dividend and capital gains information since the fund's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1999
------------------------------------------------------------------------------------------------------------
                                                                                      SINCE INCEPTION
                                           INCEPTION                         -------------------------------
                                             DATE       1 YEAR      5 YEARS    CAPITAL    INCOME      TOTAL
------------------------------------------------------------------------------------------------------------
Growth Index Fund*                         11/2/1992     28.46%     31.72%     21.17%      1.82%      22.99%
Growth Index Fund Institutional Shares     5/14/1998     28.57         --      28.65       1.17       29.82
------------------------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely, so an investment in the fund could lose money.

VALUE INDEX FUND
TOTAL INVESTMENT RETURNS: NOVEMBER 2, 1992-JUNE 30, 1999
------------------------------------------------------------------
                                                            S&P*
FISCAL       CAPITAL        INCOME          TOTAL          TOTAL
YEAR         RETURN         RETURN         RETURN         RETURN
------------------------------------------------------------------
1992           3.0%          0.7%           3.7%           3.8%
1993          14.6           3.7           18.3           18.6
1994          -4.0           3.3           -0.7           -0.6
1995          33.0           3.9           36.9           37.0
1996          19.1           2.8           21.9           22.0
1997          27.4           2.4           29.8           30.0
1998          12.8           1.8           14.6           14.7
1999**        13.1           0.7           13.8           14.0
------------------------------------------------------------------

  *S&P/BARRA Value Index.
**Six months ended June 30, 1999.

See Financial Highlights table on page 28 for dividend and capital gains information for the past five years.

VALUE INDEX FUND INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: JULY 2, 1998-JUNE 30, 1999
--------------------------------------------------------------------
                          VALUE INDEX FUND
                        INSTITUTIONAL SHARES                  S&P*
FISCAL        CAPITAL          INCOME           TOTAL        TOTAL
YEAR          RETURN           RETURN          RETURN       RETURN
--------------------------------------------------------------------
1998           -0.4%             1.1%            0.7%         0.6%
1999**         13.1              0.8            13.9         14.0
--------------------------------------------------------------------

  *S&P/BARRA Value Index.
**Six months ended June 30, 1999.

See Financial Highlights table on page 28 for dividend and capital gains information since the fund's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------------------------------------------------
                                                                                        SINCE INCEPTION
                                            INCEPTION                            ----------------------------------
                                               DATE        1 YEAR      5 YEARS    CAPITAL      INCOME       TOTAL
-----------------------------------------------------------------------------------------------------------------------------
Value Index Fund*                            11/2/1992    16.42%      23.51%     17.44%        2.97%       20.41%
Value Index Fund Institutional Shares        7/2/1998        --          --       12.64         2.03        14.67
-----------------------------------------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely, so an investment in the fund could lose money.

TOTAL STOCK MARKET INDEX FUND
TOTAL INVESTMENT RETURNS: APRIL 27, 1992-JUNE 30, 1999
---------------------------------------------------------------------------
                     TOTAL STOCK MARKET INDEX FUND                 WILSHIRE
                                                                     5000
FISCAL           CAPITAL         INCOME            TOTAL             TOTAL
YEAR             RETURN          RETURN           RETURN            RETURN
---------------------------------------------------------------------------
1992               8.1%           2.3%            10.4%             10.7%
1993               8.1            2.5             10.6              11.2
1994              -2.5            2.3             -0.2              -0.1
1995              33.1            2.7             35.8              36.4
1996              18.9            2.1             21.0              21.3
1997              29.0            2.0             31.0              31.3
1998              21.7            1.6             23.3              23.4
1999*             11.3            0.6             11.9              11.8
---------------------------------------------------------------------------

*Six months ended June 30, 1999.

See Financial Highlights table on page 29 for dividend and capital gains information for the past five years.

TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: JULY 7, 1997-JUNE 30, 1999
--------------------------------------------------------------------------
                      TOTAL STOCK MARKET INDEX FUND               WILSHIRE
                          INSTITUTIONAL SHARES                      5000
FISCAL           CAPITAL        INCOME            TOTAL             TOTAL
YEAR             RETURN         RETURN           RETURN            RETURN
--------------------------------------------------------------------------
1997             7.6%          1.0%             8.6%               8.8%
1998            21.7           1.7             23.4               23.4
1999*           11.3           0.7             12.0               11.8
--------------------------------------------------------------------------

*Six months ended June 30, 1999.

See Financial Highlights table on page 29 for dividend and capital gains information since the fund's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------------------------------
                                                                                SINCE INCEPTION
                                   INCEPTION                            --------------------------------
                                     DATE      1 YEAR       5 YEARS      CAPITAL     INCOME      TOTAL
--------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund*     4/27/1992    19.54%       25.43%        17.35%     2.28%      19.63%
Total Stock Market Index Fund
  Institutional Shares             7/7/1997     19.69          --          20.94      1.78       22.72
--------------------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

FUND PROFILE
500 INDEX FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 1999, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 12.

PORTFOLIO CHARACTERISTICS
-----------------------------------------------
                     500 INDEX         S&P 500
-----------------------------------------------
Number of Stocks            512            500
Median Market Cap        $70.1B         $70.1B
Price/Earnings Ratio      29.6x          29.6x
Price/Book Ratio           5.2x           5.2x
Yield                      1.1%           1.2%
Return on Equity          22.4%          22.4%
Earnings Growth Rate      14.8%          14.8%
Foreign Holdings           1.6%           1.6%
Turnover Rate                7%*            --
Expense Ratio             0.18%*            --
Cash Reserves              0.0%             --

*Annualized.

INVESTMENT FOCUS
----------------------------------------------
STYLE                           BLEND
MARKET CAP                      LARGE

VOLATILITY MEASURES
---------------------------------------------
                      500 INDEX     S&P 500
---------------------------------------------
R-Squared                  1.00        1.00
Beta                       1.00        1.00

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
---------------------------------------------
Microsoft Corp.                        4.1%
General Electric Co.                   3.3
International Business Machines Corp.  2.1
Wal-Mart Stores, Inc.                  1.9
Cisco Systems, Inc.                    1.8
Lucent Technologies, Inc.              1.8
Intel Corp.                            1.8
Exxon Corp.                            1.7
AT&T Corp.                             1.6
Merck & Co., Inc.                      1.6
---------------------------------------------
Top Ten                               21.7%

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
--------------------------------------------------------------------------------------
                                           JUNE 30, 1998          JUNE 30, 1999
                                           -------------------------------------------
                                             500 INDEX       500 INDEX      S&P 500
                                           -------------------------------------------
Auto & Transportation.................          3.3%             2.5%         2.5%
Consumer Discretionary................         10.2             12.8         12.8
Consumer Staples......................         10.7              7.8          7.8
Financial Services....................         18.5             16.5         16.5
Health Care...........................         12.1             11.1         11.1
Integrated Oils.......................          6.5              5.1          5.1
Other Energy..........................          1.0              1.4          1.4
Materials & Processing................          5.2              3.5          3.5
Producer Durables.....................          3.5              3.5          3.5
Technology............................         13.0             18.9         18.9
Utilities.............................         10.3             11.3         11.3
Other.................................          5.7              5.6          5.6
--------------------------------------------------------------------------------------

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.

EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.

INVESTMENT FOCUS. This grid indicates the focus of a fund in terms of two attributes: market capitalization (large, medium, or small) and relative valuation (growth, value, or a blend).

MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

NUMBER OF STOCKS. An indicator of diversification. The more stocks a fund holds, the more diversified it is and the more likely to perform in line with the overall stock market.

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.

R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.

RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

SECTOR DIVERSIFICATION. The percentages of a fund's common stocks that come from each of the major industry groups that compose the stock market.

TEN LARGEST HOLDINGS. The percentage of net assets that a fund has invested in its ten largest holdings. (The average for stock mutual funds is about 30%.) As this percentage rises, a fund's returns are likely to be more volatile because they are more dependent on the fortunes of a few companies.

TURNOVER RATE. An indication of trading activity during the period. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).

YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

FUND PROFILE

GROWTH INDEX FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 1999, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 12.

PORTFOLIO CHARACTERISTICS
--------------------------------------------------
                         GROWTH INDEX      S&P 500
--------------------------------------------------
Number of Stocks                  133         500
Median Market Cap             $119.3B      $70.1B
Price/Earnings Ratio            39.5x       29.6x
Price/Book Ratio                12.0x        5.2x
Yield                            0.6%        1.2%
Yield--Institutional Shares      0.7%        1.2%
Return on Equity                28.4%       22.4%
Earnings Growth Rate            21.4%       14.8%
Foreign Holdings                 0.8%        1.6%
Turnover Rate                    40%*          --
Expense Ratio                  0.22%*          --
Expense Ratio--
  Institutional Shares         0.12%*          --
Cash Reserves                    0.0%          --

*Annualized.

INVESTMENT FOCUS
-------------------------------------------------
STYLE
MARKET CAP

VOLATILITY MEASURES
--------------------------------------------
                  GROWTH INDEX      S&P 500
--------------------------------------------
R-Squared                  0.94        1.00
Beta                       1.03        1.00

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------
Microsoft Corp.                        8.0%
General Electric Co.                   6.4
International Business Machines Corp.  4.0
Wal-Mart Stores, Inc.                  3.7
Cisco Systems, Inc.                    3.6
Lucent Technologies, Inc.              3.6
Intel Corp.                            3.4
AT&T Corp.                             3.0
Merck & Co., Inc.                      3.0
The Coca-Cola Co.                      2.7
--------------------------------------------
Top Ten                               41.4%


SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
----------------------------------------------------------------------------------------
                                           JUNE 30, 1998           JUNE 30, 1999
                                         -----------------------------------------------
                                           GROWTH INDEX       GROWTH INDEX   S&P 500
                                         -----------------------------------------------
Auto & Transportation                           0.3%              0.2%         2.5%
Consumer Discretionary                          8.2              14.1         12.8
Consumer Staples                               19.1              11.5          7.8
Financial Services                              9.2               2.1         16.5
Health Care                                    20.7              18.8         11.1
Integrated Oils                                 0.0               0.0          5.1
Other Energy                                    1.1               0.0          1.4
Materials & Processing                          4.4               1.1          3.5
Producer Durables                               3.0               2.5          3.5
Technology                                     19.2              29.8         18.9
Utilities                                       6.8              12.2         11.3
Other                                           8.0               7.7          5.6
----------------------------------------------------------------------------------------

FUND PROFILE

VALUE INDEX FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 1999, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 12.

PORTFOLIO CHARACTERISTICS
--------------------------------------------------
                          VALUE INDEX     S&P 500
--------------------------------------------------
Number of Stocks                382         500
Median Market Cap            $28.7B      $70.1B
Price/Earnings Ratio          23.0x       29.6x
Price/Book Ratio               3.2x        5.2x
Yield                          1.6%        1.2%
Yield--Institutional Shares    1.7%        1.2%
Return on Equity              16.5%       22.4%
Earnings Growth Rate           8.2%       14.8%
Foreign Holdings               2.4%        1.6%
Turnover Rate                  50%*          --
Expense Ratio                0.22%*          --
Expense Ratio--
  Institutional Shares       0.12%*          --
Cash Reserves                  0.5%          --

*Annualized.

INVESTMENT FOCUS
------------------------------------------------
STYLE                               VALUE
MARKET CAP                          LARGE

VOLATILITY MEASURES
------------------------------------------------
                         VALUE INDEX     S&P 500
------------------------------------------------
R-Squared                       0.93        1.00
Beta                            0.97        1.00

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Exxon Corp.                            3.4%
Citigroup, Inc.                        3.0
MCI WorldCom, Inc.                     2.9
American International Group, Inc.     2.7
Royal Dutch Petroleum Co. ADR          2.4
Bank of America Corp.                  2.4
Hewlett-Packard Co.                    1.9
Philip Morris Cos., Inc.               1.8
Mobil Corp.                            1.4
E.I. du Pont de Nemours & Co.          1.4
------------------------------------------------
Top Ten                               23.3%

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
-----------------------------------------------------------------------------------------
                                           JUNE 30, 1998           JUNE 30, 1999
                                       --------------------------------------------------
                                            VALUE INDEX       VALUE INDEX     S&P 500
                                       --------------------------------------------------
Auto & Transportation                           6.7%              4.9%         2.5%
Consumer Discretionary                         12.4              11.2         12.8
Consumer Staples                                1.5               3.7          7.8
Financial Services                             28.8              31.9         16.5
Health Care                                     2.6               2.6         11.1
Integrated Oils                                13.5              11.3          5.1
Other Energy                                    0.9               2.4          1.4
Materials & Processing                          6.1               6.5          3.5
Producer Durables                               4.2               5.9          3.5
Technology                                      6.1               6.2         18.9
Utilities                                      14.1              10.5         11.3
Other                                           3.1               2.9          5.6
-----------------------------------------------------------------------------------------

FUND PROFILE

TOTAL STOCK MARKET INDEX FUND

This Profile provides a snapshot of the fund's characteristics as of June 30, 1999, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 12.

PORTFOLIO CHARACTERISTICS
------------------------------------------------
                         TOTAL STOCK    WILSHIRE
                        MARKET INDEX        5000
------------------------------------------------
Number of Stocks               3,215       7,167
Median Market Cap             $35.1B      $35.1B
Price/Earnings Ratio           27.8x       27.8x
Price/Book Ratio                4.5x        4.5x
Yield                           1.1%        1.2%
Yield--Institutional Shares     1.2%        1.2%
Return on Equity               21.4%       21.4%
Earnings Growth Rate           16.0%       16.0%
Foreign Holdings                0.1%        0.1%
Turnover Rate                    3%*          --
Expense Ratio                 0.20%*          --
Expense Ratio--
  Institutional Shares        0.10%*          --
Cash Reserves                   0.0%          --

*Annualized.

INVESTMENT FOCUS
------------------------------------------------
STYLE                                   BLEND
MARKET                                  LARGE

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Microsoft Corp.                        3.2%
General Electric Co.                   2.6
International Business Machines Corp.  1.7
Wal-Mart Stores, Inc.                  1.5
Cisco Systems, Inc.                    1.4
Lucent Technologies, Inc.              1.4
Intel Corp.                            1.4
Exxon Corp.                            1.3
AT&T Corp.                             1.3
Merck & Co., Inc.                      1.2
------------------------------------------------
Top Ten                               17.0%

VOLATILITY MEASURES
--------------------------------------------
                    TOTAL STOCK
                   MARKET INDEX     S&P 500
--------------------------------------------
R-Squared                  0.98        1.00
Beta                       1.02        1.00

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
---------------------------------------------------------------------------------------
                                            JUNE 30, 1998           JUNE 30, 1999
---------------------------------------------------------------------------------------
                                            TOTAL STOCK      TOTAL STOCK      WILSHIRE
                                            MARKET INDEX     MARKET INDEX       5000
---------------------------------------------------------------------------------------
Auto & Transportation                           3.4%            2.6%             2.6%
Consumer Discretionary                         13.0            14.9             14.9
Consumer Staples                                8.6             6.6              6.6
Financial Services                             20.1            17.7             17.7
Health Care                                    11.2            10.4             10.4
Integrated Oils                                 4.0             3.3              3.3
Other Energy                                    1.9             1.8              1.8
Materials & Processing                          5.6             3.8              3.8
Producer Durables                               4.0             3.8              3.8
Technology                                     13.3            19.2             19.2
Utilities                                       9.8            11.0             11.0
Other                                           5.1             4.9              4.9
---------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

[PHOTO]

The Statements of Net Assets--integral parts of the Financial Statements for the Vanguard 500 Index, Growth Index, Value Index, and Total Stock Market Index Funds--are included as an insert to this report (except for the 500 Index Fund, whose Statement of Net Assets is provided below).

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

       At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

------------------------------------------------------------------------------
                                                                      MARKET
                                                                       VALUE*
500 INDEX FUND                                  SHARES                 (000)
------------------------------------------------------------------------------
COMMON STOCKS (99.7%)(1)
------------------------------------------------------------------------------
-  Microsoft Corp.                           41,970,682          $   3,785,231
   General Electric Co.                      26,902,794              3,040,016
   International Business
    Machines Corp.                           14,922,316              1,928,709
   Wal-Mart Stores, Inc.                     36,590,867              1,765,509
-  Cisco Systems, Inc.                       26,265,665              1,689,210
   Lucent Technologies, Inc.                 24,995,056              1,685,604
   Intel Corp.                               27,284,926              1,623,453
   Exxon Corp.                               19,962,236              1,539,587
   AT&T Corp.                                26,164,508              1,460,307
   Merck & Co., Inc.                         19,409,444              1,436,299
   Citigroup, Inc.                           27,784,701              1,319,773
-  MCI WorldCom, Inc.                        15,309,252              1,317,552
   The Coca-Cola Co.                         20,289,606              1,268,100
   American International
    Group, Inc.                              10,186,386              1,192,444
   Pfizer, Inc.                              10,642,024              1,167,962
   Bristol-Myers Squibb Co.                  16,328,393              1,150,131
   Johnson & Johnson                         11,060,772              1,083,956
   Royal Dutch Petroleum Co. ADR             17,631,274              1,062,284
   Bank of America Corp.                     14,347,145              1,051,825
-  America Online, Inc.                       8,933,741                987,178
   Procter & Gamble Co.                      10,923,500                974,922
   SBC Communications Inc.                   16,147,541                936,557
   Hewlett-Packard Co.                        8,345,747                838,748
   Bell Atlantic Corp.                       12,763,552                834,417
   Philip Morris Cos., Inc.                  19,838,609                797,264
   Home Depot, Inc.                          12,183,040                785,045
-  Dell Computer Corp.                       20,855,901                771,668
   BellSouth Corp.                           15,573,733                730,019
   Time Warner, Inc.                          9,808,077                720,894
   Ameritech Corp.                            9,036,460                664,180
   Eli Lilly & Co.                            9,051,936                648,345
   Schering-Plough Corp.                     12,104,304                641,528
   Tyco International Ltd.                    6,747,684                639,343
   Mobil Corp.                                6,434,250                636,991
   E.I. du Pont de Nemours & Co.              9,274,140                633,540
   American Home Products Corp.              10,768,705                619,201
   GTE Corp.                                  7,989,859                605,232
   The Chase Manhattan Corp.                  6,950,187                602,060
   Wells Fargo Co.                           13,590,251                580,983
   Bank One Corp.                             9,710,409                578,376
   Fannie Mae                                 8,427,999                576,264
   Abbott Laboratories                       12,501,400                568,814
   Ford Motor Co.                             9,955,535                561,866
   The Walt Disney Co.                       16,932,466                521,732
   Chevron Corp.                              5,388,537                512,921
   Warner-Lambert Co.                         6,994,286                485,229
   American Express Co.                       3,704,606                482,062
   Morgan Stanley Dean Witter & Co.           4,691,533                480,882
   Nortel Networks Corp.                      5,456,430                473,686
   PepsiCo, Inc.                             12,144,459                469,839
   Motorola, Inc.                             4,958,188                469,788
   Texas Instruments, Inc.                    3,223,058                467,343

------------------------------------------------------------------------------
                                                                       MARKET
                                                                        VALUE*
                                               SHARES                   (000)
------------------------------------------------------------------------------
   McDonald's Corp.                          11,165,569          $     461,278
-  EMC Corp.                                  8,323,858                457,812
-  Oracle Corp.                              11,837,766                439,477
-  Sun Microsystems, Inc.                     6,363,857                438,311
   Sprint Corp.                               7,113,130                375,662
   Medtronic, Inc.                            4,803,400                374,065
   First Union Corp.                          7,958,429                374,046
   Gillette Co.                               9,119,640                373,905
-  MediaOne Group, Inc.                       4,979,040                370,316
   Charles Schwab Corp.                       3,356,477                368,793
   The Gap, Inc.                              7,066,305                355,965
   The Boeing Co.                             8,009,248                353,909
   General Motors Corp.                       5,331,315                351,867
   Freddie Mac                                5,716,023                331,529
   Compaq Computer Corp.                     13,978,144                331,107
   Unilever NV ADR                            4,699,743                327,807
   Xerox Corp.                                5,437,556                321,156
   Minnesota Mining & Manufacturing Co.       3,310,666                287,821
   Schlumberger Ltd.                          4,497,847                286,457
   AlliedSignal Inc.                          4,544,386                286,296
   United Technologies Corp.                  3,913,885                280,577
   Anheuser-Busch Cos., Inc.                  3,911,314                277,459
   Texaco Inc.                                4,411,258                275,704
   Waste Management, Inc.                     5,007,995                269,180
   Associates First Capital Corp.             5,986,730                265,287
-  Amgen, Inc.                                4,210,437                256,310
-  CBS Corp.                                  5,853,515                254,262
   Kimberly-Clark Corp.                       4,377,760                249,532
   Carnival Corp.                             5,041,787                244,527
-  Viacom Inc. Class B                        5,535,936                243,581
   U S WEST, Inc.                             4,140,757                243,269
   Computer Associates
    International, Inc.                       4,409,878                242,543
   Walgreen Co.                               8,235,416                241,915
   Merrill Lynch & Co., Inc.                  3,024,741                241,790
   Allstate Corp.                             6,635,346                238,043
   Enron Corp.                                2,907,675                237,702
   Colgate-Palmolive Co.                      2,402,550                237,252
   Pharmacia & Upjohn, Inc.                   4,166,738                236,723
   Dayton Hudson Corp.                        3,639,920                236,595
   The Bank of New York
    Co., Inc.                                 6,259,591                229,649
   Dow Chemical Co.                           1,806,850                229,244
   Electronic Data Systems Corp.              4,047,313                228,926
-  Applied Materials, Inc.                    3,066,715                226,554
   Emerson Electric Co.                       3,578,817                225,018
   Automatic Data
    Processing, Inc.                          5,087,548                223,852
   Atlantic Richfield Co.                     2,647,194                221,206
-  Tellabs, Inc.                              3,219,831                217,540
   Fleet Financial Group, Inc.                4,690,160                208,126
-  Sprint PCS                                 3,616,205                206,576
   Comcast Corp. Class A Special              5,338,688                205,206
   J.P. Morgan & Co., Inc.                    1,458,392                204,904
   Monsanto Co.                               5,192,218                204,768
   U.S. Bancorp                               5,976,967                203,217
-  Safeway, Inc.                              4,083,295                202,123
   MBNA Corp.                                 6,592,573                201,898
-  The Kroger Co.                             6,792,148                189,756
-  Clear Channel
    Communications, Inc.                      2,733,232                188,422
   Alcoa Inc.                                 3,038,655                188,017
   Household International, Inc.              3,943,290                186,813
   SunTrust Banks, Inc.                       2,644,009                183,593
   Eastman Kodak Co.                          2,647,265                179,352
   Albertson's, Inc.                          3,456,503                178,226
   The Seagram Co. Ltd.                       3,520,353                177,338
   Caterpillar, Inc.                          2,925,680                175,541
   ALLTEL Corp.                               2,447,275                174,980
   First Data Corp.                           3,551,385                173,796
   Lowe's Cos., Inc.                          3,053,326                173,085
   Washington Mutual, Inc.                    4,891,116                173,023
   International Paper Co.                    3,375,530                170,464
   National City Corp.                        2,585,327                169,339
   Illinois Tool Works, Inc.                  2,059,401                168,871
   Sara Lee Corp.                             7,428,822                168,541
   Campbell Soup Co.                          3,586,544                166,326
   Gannett Co., Inc.                          2,299,763                164,146
   Halliburton Co.                            3,622,805                163,932
   Marsh & McLennan Cos., Inc.                2,164,464                163,417
   CVS Corp.                                  3,213,557                163,088
   Duke Energy Corp.                          2,994,841                162,844
   Mellon Bank Corp.                          4,284,376                155,844
   Raytheon Co. Class B                       2,212,180                155,682
   American General Corp.                     2,062,988                155,498
   Firstar Corp.                              5,438,513                152,278
   Southern Co.                               5,731,749                151,891
   Williams Cos., Inc.                        3,555,283                151,322
   CIGNA Corp.                                1,672,958                148,893
   H.J. Heinz Co.                             2,955,794                148,159
   NIKE, Inc. Class B                         2,312,488                146,409
   Fifth Third Bancorp                        2,188,797                145,692
   Baxter International, Inc.                 2,397,576                145,353
-  Costco Cos., Inc.                          1,806,531                144,635
   PNC Bank Corp.                             2,499,651                144,042
   Cardinal Health, Inc.                      2,240,235                143,655
-  Boston Scientific Corp.                    3,253,330                142,943
   Wachovia Corp.                             1,668,269                142,741
   Pitney Bowes, Inc.                         2,211,822                142,110
   Corning, Inc.                              2,006,739                140,723
   Sears, Roebuck & Co.                       3,132,267                139,582
-  Solectron Corp.                            2,074,647                138,353
-  FDX Corp.                                  2,445,698                132,679
-  Cendant Corp.                              6,315,382                129,465
   Guidant Corp.                              2,484,272                127,785
   BankBoston Corp.                           2,440,176                124,754
-  NEXTEL Communications, Inc.                2,434,420                122,177
   Lockheed Martin Corp.                      3,242,258                120,774
   Honeywell, Inc.                            1,036,913                120,152
   Burlington Northern
    Santa Fe Corp.                            3,863,387                119,765
   Avon Products, Inc.                        2,153,062                119,495
   Union Pacific Corp.                        2,036,986                118,782
   KeyCorp                                    3,682,433                118,298
-  Staples, Inc.                              3,821,859                118,239
   Omnicom Group Inc.                         1,470,807                117,665
   Bestfoods                                  2,297,702                113,736
   Weyerhaeuser Co.                           1,649,421                113,398
   State Street Corp.                         1,324,460                113,076
   May Department Stores Co.                  2,747,431                112,301
   Kellogg Co.                                3,331,058                109,925
   Providian Financial Corp.                  1,169,824                109,379


------------------------------------------------------------------------------
                                                                      MARKET
                                                                       VALUE*
500 INDEX FUND                                  SHARES                 (000)
------------------------------------------------------------------------------
   The Hartford Financial
     Services Group, Inc.                     1,865,956          $     108,809
   Newell Rubbermaid, Inc.                    2,316,856                107,734
   ConAgra, Inc.                              4,014,272                106,880
   Columbia/HCA Healthcare Corp.              4,671,481                106,568
   J.C. Penney Co., Inc.                      2,166,945                105,232
   AFLAC, Inc.                                2,197,085                105,185
-  BMC Software, Inc.                         1,938,936                104,703
   Phillips Petroleum Co.                     2,078,565                104,578
   Coca-Cola Enterprises, Inc.                3,490,062                103,829
   Aetna Inc.                                 1,159,257                103,681
   The Clorox Co.                               970,254                103,635
-  Kohl's Corp.                               1,337,884                103,268
   PG&E Corp.                                 3,153,881                102,501
   Textron, Inc.                              1,239,717                102,044
   General Mills, Inc.                        1,256,663                101,004
   Interpublic Group of Cos., Inc.            1,155,663                100,109
-  Best Buy Co., Inc.                         1,471,083                 99,298
-  Compuware Corp.                            3,021,395                 96,118
   Texas Utilities Co.                        2,307,625                 95,190
   Rockwell International Corp.               1,565,485                 95,103
   BB&T Corp.                                 2,585,059                 94,839
   Norfolk Southern Corp.                     3,124,137                 94,115
   The Chubb Corp.                            1,329,639                 92,410
-  AES Corp.                                  1,569,123                 91,205
-  Federated Department Stores, Inc.          1,714,965                 90,786
   Mattel, Inc.                               3,425,780                 90,569
   Capital One Financial Corp.                1,623,977                 90,435
-  Computer Sciences Corp.                    1,305,794                 90,345
   Baker Hughes, Inc.                         2,692,075                 90,185
   United Healthcare Corp.                    1,423,672                 89,157
   Northern Trust Corp.                         918,023                 89,048
   TJX Cos., Inc.                             2,648,127                 88,216
   Ingersoll-Rand Co.                         1,364,334                 88,170
   The McGraw-Hill Cos., Inc.                 1,626,377                 87,723
   Aon Corp.                                  2,106,217                 86,881
   Progressive Corp. of Ohio                    598,864                 86,835
-  Unisys Corp.                               2,216,984                 86,324
   Lincoln National Corp.                     1,649,747                 86,302
   Delphi Automotive Systems Corp.            4,645,682                 86,235
-  AMR Corp.                                  1,262,570                 86,170
   Wrigley, (Wm.) Jr. Co.                       954,706                 85,924
   Southwest Airlines Co.                     2,759,193                 85,880
   Tribune Co.                                  974,400                 84,895
   Consolidated Edison, Inc.                  1,868,406                 84,545
   PPG Industries, Inc.                       1,428,307                 84,359
   Franklin Resources Corp.                   2,070,947                 84,132
   Frontier Corp.                             1,423,949                 84,013
-  Micron Technology, Inc.                    2,056,779                 82,914
   USX-Marathon Group                         2,535,350                 82,557
   Ralston-Ralston Purina Group               2,682,237                 81,641
   IMS Health, Inc.                           2,602,572                 81,330
   Sysco Corp.                                2,721,446                 81,133
   CSX Corp.                                  1,787,512                 80,997
   FPL Group, Inc.                            1,481,393                 80,921
   Conseco, Inc.                              2,657,444                 80,886
   Masco Corp.                                2,768,211                 79,932
   The Limited, Inc.                          1,752,704                 79,529
-  3Com Corp.                                 2,975,502                 79,409
   Unocal Corp.                               1,989,236                 78,823
   Tandy Corp.                                1,591,391                 77,779
   Circuit City Stores, Inc.                    826,032                 76,821
   Transamerica Corp.                         1,023,860                 76,790
   Pioneer Hi-Bred
    International, Inc.                       1,969,073                 76,671
   Marriott International, Inc.
    Class A                                   2,049,560                 76,602
   Edison International                       2,854,878                 76,368
   Comerica, Inc.                             1,283,416                 76,283
-  Gateway, Inc.                              1,287,026                 75,935
   Air Products & Chemicals, Inc.             1,883,590                 75,814
   Deere & Co.                                1,905,266                 75,496
   The Goodyear Tire & Rubber Co.             1,281,375                 75,361
   Rohm & Haas Co.                            1,744,749                 74,806
   Archer-Daniels-Midland Co.                 4,833,842                 74,622
   Mercantile Bancorp, Inc.                   1,297,332                 74,110
   Public Service Enterprise Group, Inc.      1,805,318                 73,792
   The Quaker Oats Co.                        1,108,858                 73,600
-  Novell, Inc.                               2,766,560                 73,314
   McKesson HBOC, Inc.                        2,275,376                 73,096
   General Dynamics Corp.                     1,047,728                 71,769
   Loews Corp.                                  898,236                 71,073
   Regions Financial Corp.                    1,842,954                 70,839
   Coastal Corp.                              1,751,424                 70,057
   Unicom Corp.                               1,784,230                 68,804
   Fort James Corp.                           1,813,364                 68,681
   Dominion Resources, Inc.                   1,578,391                 68,364
-  Tricon Global Restaurants, Inc.            1,261,152                 68,260
   Hershey Foods Corp.                        1,148,914                 68,217
   Reliant Energy, Inc.                       2,434,109                 67,242
   Georgia Pacific Group                      1,417,660                 67,162
-  Kmart Corp.                                4,066,658                 66,846
   Delta Air Lines, Inc.                      1,157,846                 66,721
   PECO Energy Corp.                          1,578,972                 66,119
   Vodafone AirTouch PLC ADR                    328,823                 64,778
   Danaher Corp.                              1,112,256                 64,650
   Paychex, Inc.                              2,023,266                 64,492
   Praxair, Inc.                              1,295,171                 63,382
   Entergy Corp.                              2,026,915                 63,341
   Burlington Resources, Inc.                 1,456,727                 63,003
   Dana Corp.                                 1,363,376                 62,801
   UNUM Corp.                                 1,142,266                 62,539
   Barrick Gold Corp.                         3,203,235                 62,063
   Becton, Dickinson & Co.                    2,051,224                 61,537
   Dover Corp.                                1,754,539                 61,409
   SLM Holding Corp.                          1,339,257                 61,355
   Lehman Brothers Holdings, Inc.               976,694                 60,799
   Allergan, Inc.                               546,981                 60,715
-  Apple Computer, Inc.                       1,308,230                 60,587
   Huntington Bancshares Inc.                 1,727,591                 60,466
   Occidental Petroleum Corp.                 2,858,559                 60,387
-  General Instrument Corp.                   1,419,304                 60,320
   FirstEnergy Corp.                          1,937,716                 60,069
   American Electric
    Power Co., Inc.                           1,583,106                 59,465
   Alcan Aluminium Ltd.                       1,860,317                 59,414
   St. Paul Cos., Inc.                        1,860,693                 59,193
   Republic New York Corp.                      863,791                 58,900
   Summit Bancorp                             1,407,211                 58,839
-  Office Depot, Inc.                         2,633,285                 58,097

------------------------------------------------------------------------------
                                                                      MARKET
                                                                       VALUE*
                                                SHARES                 (000)
------------------------------------------------------------------------------
   Kansas City Southern
    Industries, Inc.                            906,300          $      57,833
   Jefferson-Pilot Corp.                        870,513                 57,617
   Fortune Brands, Inc.                       1,371,881                 56,762
   Avery Dennison Corp.                         933,790                 56,378
   PaineWebber Group, Inc.                    1,200,813                 56,138
   Browning-Ferris
    Industries, Inc.                          1,290,462                 55,490
   Eaton Corp.                                  589,764                 54,258
   TRW, Inc.                                    988,742                 54,257
-  LSI Logic Corp.                            1,175,002                 54,197
   New York Times Co. Class A                 1,457,472                 53,653
   Carolina Power & Light Co.                 1,243,087                 53,220
   Union Carbide Corp.                        1,091,659                 53,218
   MBIA, Inc.                                   819,743                 53,078
   SouthTrust Corp.                           1,376,835                 52,836
   Dollar General Corp.                       1,817,074                 52,695
   Union Planters Corp.                       1,172,663                 52,403
   Rite Aid Corp.                             2,126,586                 52,367
   Nabisco Group Holdings Corp.               2,668,145                 52,196
   Genuine Parts Co.                          1,472,360                 51,533
   Cincinnati Financial Corp.                 1,368,986                 51,423
-  HEALTHSOUTH Corp.                          3,405,535                 50,870
   Maytag Corp.                                 726,039                 50,596
   SAFECO Corp.                               1,120,902                 49,460
   Johnson Controls, Inc.                       699,774                 48,503
   PE Corp.-PE Biosystems Group                 419,395                 48,126
   Dun & Bradstreet Corp.                     1,349,108                 47,809
   Consolidated Natural Gas Co.                 786,390                 47,773
   DTE Energy Co.                             1,191,483                 47,659
-  Tenet Healthcare Corp.                     2,550,840                 47,350
-  KLA-Tencor Corp.                             724,901                 47,028
-  Seagate Technology, Inc.                   1,828,743                 46,862
   Ecolab, Inc.                               1,065,961                 46,503
-  Wellpoint Health Networks Inc. Class A       544,373                 46,204
   Whirlpool Corp.                              621,703                 46,006
   CenturyTel, Inc.                           1,144,393                 45,490
   Golden West Financial Corp.                  464,131                 45,485
   Black & Decker Corp.                         719,422                 45,414
   Winn-Dixie Stores, Inc.                    1,220,796                 45,093
   Hasbro, Inc.                               1,607,539                 44,911
   PacifiCorp                                 2,442,373                 44,879
   Bear Stearns Co., Inc.                       957,360                 44,757
   Sempra Energy                              1,972,414                 44,626
   Provident Cos., Inc.                       1,113,846                 44,554
-  Sealed Air Corp.                             685,897                 44,498
   Synovus Financial Corp.                    2,226,534                 44,252
   Amerada Hess Corp.                           742,345                 44,170
   MGIC Investment Corp.                        895,583                 43,548
   GPU, Inc.                                  1,032,113                 43,542
   Ameren Corp.                               1,127,077                 43,252
   Service Corp. International                2,234,918                 43,022
   Columbia Energy Group                        681,724                 42,736
-  Toys R Us, Inc.                            2,049,063                 42,390
   Equifax, Inc.                              1,186,120                 42,330
   UST, Inc.                                  1,445,995                 42,295
-  ALZA Corp.                                   828,064                 42,128
   Willamette Industries, Inc.                  914,547                 42,126
   VF Corp.                                     984,492                 42,087
-  Owens-Illinois, Inc.                       1,280,273                 41,849
   Cinergy Corp.                              1,305,004                 41,760
   W.W. Grainger, Inc.                          766,257                 41,234
   Adobe Systems, Inc.                          501,631                 41,212
   Central & South West Corp.                 1,746,502                 40,824
   Parker Hannifin Corp.                        892,333                 40,824
   CMS Energy Corp.                             963,739                 40,357
   Cooper Industries, Inc.                      775,220                 40,311
   H & R Block, Inc.                            799,182                 39,959
   PP&L Resources, Inc.                       1,296,635                 39,872
   R.R. Donnelley & Sons Co.                  1,074,091                 39,808
   Countrywide Credit
    Industries, Inc.                            926,189                 39,595
   Dow Jones & Co., Inc.                        743,800                 39,468
   Nordstrom, Inc.                            1,168,272                 39,137
   Sherwin-Williams Co.                       1,404,514                 38,975
-  Ceridian Corp.                             1,186,091                 38,770
   International Flavors &
    Fragrances, Inc.                            871,125                 38,656
   Raytheon Co. Class A                         551,569                 37,989
   Champion International Corp.                 786,420                 37,650
   Northrop Grumman Corp.                       566,058                 37,537
   Torchmark Corp.                            1,099,963                 37,536
-  AutoZone, Inc.                             1,230,357                 37,065
   Biomet, Inc.                                 925,059                 36,771
   Brown-Forman Corp. Class B                   562,765                 36,685
   New Century Energies, Inc.                   944,222                 36,648
   Anadarko Petroleum Corp.                     993,334                 36,567
   Constellation Energy Group                 1,228,535                 36,395
   Bausch & Lomb, Inc.                          468,580                 35,846
   Apache Corp.                                 918,479                 35,821
   Allegheny Teledyne Inc.                    1,582,459                 35,803
   Kerr-McGee Corp.                             709,484                 35,607
   Knight Ridder                                647,442                 35,569
   The Times Mirror Co. Class A                 595,977                 35,312
-  National Semiconductor Corp.               1,379,748                 34,925
   The Mead Corp.                               834,624                 34,846
   PACCAR, Inc.                                 643,005                 34,320
-  PeopleSoft, Inc.                           1,979,458                 34,146
   Nucor Corp.                                  716,621                 33,995
   Union Pacific Resources
    Group, Inc.                               2,071,204                 33,787
   AmSouth Bancorp                            1,456,676                 33,777
   Eastman Chemical Co.                         647,398                 33,503
   Tenneco, Inc.                              1,398,345                 33,385
   Hercules, Inc.                               827,849                 32,545
   Placer Dome, Inc.                          2,672,970                 31,574
   Reynolds Metals Co.                          529,904                 31,264
   Temple-Inland Inc.                           457,611                 31,232
-  Parametric Technology Corp.                2,228,989                 30,927
   Dillard's Inc.                               878,280                 30,850
   Northern States Power Co.                  1,261,759                 30,519
   Hilton Hotels Corp.                        2,125,039                 30,149
   Harcourt General, Inc.                       584,183                 30,122
   Sonat, Inc.                                  904,083                 29,948
   Phelps Dodge Corp.                           476,231                 29,497
   Case Corp.                                   610,633                 29,387
   Wendy's International, Inc.                1,021,749                 28,928
   Crown Cork & Seal Co., Inc.                1,006,054                 28,673
   Sigma-Aldrich Corp.                          829,464                 28,565
   Inco Ltd.                                  1,578,398                 28,411
   Florida Progress Corp.                       684,696                 28,287
   Nalco Chemical Co.                           540,652                 28,046
-  Watson Pharmaceuticals, Inc.                 785,695                 27,548
   ITT Industries, Inc.                         721,956                 27,525

------------------------------------------------------------------------------
                                                                      MARKET
                                                                       VALUE*
500 INDEX FUND                                  SHARES                 (000)
------------------------------------------------------------------------------
   Newmont Mining Corp.                       1,376,517          $      27,358
-  Mirage Resorts, Inc.                       1,632,987                 27,353
   Comcast Corp. Class A                        760,722                 27,243
-  Navistar International Corp.                 543,356                 27,168
-  US Airways Group, Inc.                       610,472                 26,594
-  Thermo Electron Corp.                      1,297,715                 26,035
   The BFGoodrich Co.                           612,103                 26,014
   Harris Corp.                                 654,912                 25,664
-  Silicon Graphics, Inc.                     1,550,666                 25,392
   SuperValu Inc.                               984,123                 25,280
   Fluor Corp.                                  622,590                 25,215
   Deluxe Corp.                                 641,545                 24,980
-  Niagara Mohawk Holdings Inc.               1,539,021                 24,721
-  St. Jude Medical, Inc.                       692,871                 24,684
   Ashland, Inc.                                607,502                 24,376
-  Consolidated Stores, Inc.                    899,405                 24,284
   Darden Restaurants Inc.                    1,098,913                 23,970
   Westvaco Corp.                               823,647                 23,886
   The Stanley Works                            729,704                 23,487
   Raychem Corp.                                633,371                 23,435
   Engelhard Corp.                            1,031,635                 23,341
-  Harrah's Entertainment, Inc.               1,048,262                 23,062
   Pall Corp.                                 1,024,849                 22,739
   Sunoco, Inc.                                 742,685                 22,420
   Scientific-Atlanta, Inc.                     617,527                 22,231
   Great Lakes Chemical Corp.                   481,684                 22,188
   Thomas & Betts Corp.                         467,553                 22,092
-  HCR Manor Care, Inc.                         912,951                 22,082
-  Advanced Micro Devices, Inc.               1,204,074                 21,749
   Mallinckrodt, Inc.                           583,787                 21,235
   Louisiana-Pacific Corp.                      891,497                 21,173
   Freeport-McMoRan Copper &
    Gold Inc. Class B                         1,179,851                 21,164
   Brunswick Corp.                              755,127                 21,049
-  King World Productions, Inc.                 584,090                 20,334
   C.R. Bard, Inc.                              422,023                 20,178
   Laidlaw, Inc.                              2,714,708                 20,021
   Boise Cascade Corp.                          464,747                 19,984
   Cummins Engine Co., Inc.                     346,634                 19,801
   USX-U.S. Steel Group                         726,534                 19,616
-  Network Appliance, Inc.                      349,783                 19,544
   Snap-On Inc.                                 539,317                 19,517
   Liz Claiborne, Inc.                          527,506                 19,254
   Armstrong World
    Industries Inc.                             329,171                 19,030
-  Cabletron Systems, Inc.                    1,415,807                 18,405
   Centex Corp.                                 489,091                 18,371
   IKON Office Solutions, Inc.                1,221,423                 18,321
-  Humana, Inc.                               1,377,851                 17,826
-  FMC Corp.                                    260,747                 17,812
   Crane Co.                                    560,769                 17,629
   Homestake Mining Co.                       2,139,433                 17,517
   Bemis Co., Inc.                              430,116                 17,097
   American Greetings Corp.
    Class A                                     553,419                 16,672
   Owens Corning                                450,326                 15,480
   Ryder System, Inc.                           582,533                 15,146
   Adolph Coors Co. Class B                     303,269                 15,012
   NICOR, Inc.                                  389,417                 14,822
   Meredith Corp.                               425,981                 14,750
   Cooper Tire & Rubber Co.                     623,613                 14,733
   Millipore Corp.                              361,552                 14,665
   Shared Medical Systems Corp.                 219,107                 14,297
   Autodesk, Inc.                               482,935                 14,277
   McDermott International, Inc.                483,226                 13,651
   EG&G, Inc.                                   371,401                 13,231
-  R.J. Reynolds Tobacco
    Holdings, Inc.                              417,397                 13,148
-  Andrew Corp.                                 673,629                 12,757
-  Rowan Cos., Inc.                             685,482                 12,639
   Worthington Industries, Inc.                 753,342                 12,383
   Alberto-Culver Co. Class B                   463,138                 12,331
   Tupperware Corp.                             473,807                 12,082
   National Service Industries, Inc.            334,766                 12,052
   Vulcan Materials Co.                         243,045                 11,727
   Tektronix, Inc.                              383,520                 11,578
   Cyprus Amax Minerals Co.                     740,701                 11,249
   Longs Drug Stores, Inc.                      322,835                 11,158
   Briggs & Stratton Corp.                      190,581                 11,006
   Peoples Energy Corp.                         291,694                 10,993
   Ball Corp.                                   251,853                 10,641
   Great Atlantic & Pacific
    Tea Co., Inc.                               313,131                 10,588
   Potlatch Corp.                               237,938                 10,454
-  W.R. Grace & Co.                             567,803                 10,433
   Polaroid Corp.                               363,490                 10,041
   The Timken Co.                               505,079                  9,849
   Kaufman & Broad Home Corp.                   393,885                  9,798
   Helmerich & Payne, Inc.                      404,083                  9,622
   The Pep Boys (Manny,
    Moe & Jack)                                 432,422                  9,351
-  Reebok International Ltd.                    460,141                  8,570
   ONEOK, Inc.                                  260,108                  8,258
-  Bethlehem Steel Corp.                      1,072,975                  8,248
   Pulte Corp.                                  355,641                  8,202
   Fleetwood Enterprises, Inc.                  286,669                  7,579
   Eastern Enterprises                          186,031                  7,395
   Springs Industries Inc. Class A              145,289                  6,338
-  Viacom Inc. Class A                          143,386                  6,327
   ASARCO, Inc.                                 326,668                  6,145
   Jostens Inc.                                 288,315                  6,073
-  Data General Corp.                           416,136                  6,060
   Milacron Inc.                                312,893                  5,789
-  Fruit of the Loom Inc. Class A               590,284                  5,755
   Russell Corp.                                294,079                  5,735
   NACCO Industries, Inc. Class A                66,575                  4,893
   Foster Wheeler Corp.                         334,839                  4,730
   Battle Mountain Gold Co.
    Class A                                   1,885,596                  4,596
-  Triad Hospitals, Inc.                        237,475                  3,206
   Freeport-McMoRan Copper &
    Gold, Inc. Class A                          175,183                  2,934
-  LifePoint Hospitals, Inc.                    126,475                  1,700
-  PE Corp.-Celera Genomics
    Group                                        96,440                  1,561
   Moore Corp. Ltd.                             112,215                    940
   Alberto-Culver Co. Class A                     1,000                     23
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $53,589,236)                                               92,404,893
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                FACE                   MARKET
                                              AMOUNT                    VALUE*
                                                (000)                    (000)
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.4%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 4.75%, 7/22/1999                         $    3,000          $       2,991

U.S. TREASURY BILL
(2) 4.35%, 7/1/1999                              30,000                 29,999

REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   4.87%, 7/1/1999                              299,627                299,627
-------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $332,618)                                                     332,617
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
   (COST $53,921,854)                                               92,737,510
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
-------------------------------------------------------------------------------
Other Assets--Note B                                                 1,094,858
Liabilities                                                         (1,188,440)
                                                                   ------------
                                                                       (93,582)
-------------------------------------------------------------------------------
NET ASSETS (100.0%)
-------------------------------------------------------------------------------
Applicable to 730,448,850 outstanding $.001
   par value shares of beneficial interest
   (unlimited authorization)                                       $92,643,928
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                              $126.83
-------------------------------------------------------------------------------

*See Note A in Notes to Financial Statements.
-Non-Income-Producing Security.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. See Note F in Notes to Financial Statements.

(2)Securities with an aggregate value of $32,990,000 have been segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.


-------------------------------------------------------------------------------

                                                AMOUNT                     PER
                                                 (000)                    SHARE
-------------------------------------------------------------------------------
 AT JUNE 30, 1999, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
 Paid in Capital--Note E                    $53,524,918               $  73.28
 Undistributed Net
   Investment Income                             23,963                    .03
 Accumulated Net Realized
   Gains--Note E                                270,156                    .37
 Unrealized Appreciation--
   Note F
   Investment Securities                     38,815,656                  53.14
   Futures Contracts                              9,235                    .01
-------------------------------------------------------------------------------
 NET ASSETS                                 $92,643,928                $126.83
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a fund invested in futures contracts during the period, the results of these investments are shown separately.

---------------------------------------------------------------------------------------------
                                                                              500 INDEX FUND
                                                              SIX MONTHS ENDED JUNE 30, 1999
                                                                                       (000)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Dividends                                                                    $   551,697
    Interest                                                                          13,062
    Security Lending                                                                     972
                                                                                 ------------
        Total Income                                                                 565,731
                                                                                 ------------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                                                      52
        Management and Administrative                                                 64,735
        Marketing and Distribution                                                     7,408
    Custodian Fees                                                                       222
    Auditing Fees                                                                         23
    Shareholders' Reports                                                              1,627
    Trustees' Fees and Expenses                                                           57
                                                                                 ------------
        Total Expenses                                                                74,124
        Expenses Paid Indirectly--Note C                                                 (21)
                                                                                 ------------
        Net Expenses                                                                  74,103
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                491,628
---------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                                                     1,374,080
    Futures Contracts                                                                 40,354
---------------------------------------------------------------------------------------------
REALIZED NET GAIN                                                                  1,414,434
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                          7,825,770
    Futures Contracts                                                                 (3,761)
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                   7,822,009
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $9,728,071
=============================================================================================

----------------------------------------------------------------------------------------------------------------------
                                                                       GROWTH               VALUE         TOTAL STOCK
                                                                        INDEX               INDEX         MARKET INDEX
                                                                         FUND                FUND              FUND
                                                                    --------------------------------------------------
                                                                                 SIX MONTHS ENDED JUNE 30, 1999
                                                                    --------------------------------------------------
                                                                         (000)              (000)             (000)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Dividends                                                       $    43,852        $    26,902        $    81,525
    Interest                                                              1,105                247             11,887
    Security Lending                                                         78                 39              1,895
                                                                    --------------------------------------------------
        Total Income                                                     45,035             27,188             95,307
                                                                    --------------------------------------------------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                                         34                 34                 69
        Management and Administrative                                     3,728              1,103              4,529
        Shareholder Account Maintenance--Investor Shares                  5,414              1,526              5,754
        Shareholder Account Maintenance--Institutional Shares                38                 34                171
        Marketing and Distribution--Investor Shares                         886                282              1,055
        Marketing and Distribution--Institutional Shares                     11                 11                208
    Custodian Fees                                                           35                 29                150
    Auditing Fees                                                             5                  5                  7
    Shareholders' Reports--Investor Shares                                  176                 75                224
    Shareholders' Reports--Institutional Shares                               4                  3                 30
    Trustees' Fees and Expenses                                               6                  2                  9
                                                                    --------------------------------------------------
        Total Expenses                                                   10,337              3,104             12,206
        Expenses Paid Indirectly--Note C                                     --                 --                (21)
                                                                    --------------------------------------------------
        Net Expenses                                                     10,337              3,104             12,185
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    34,698             24,084             83,122
----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                                          310,953            190,562             53,617
    Futures Contracts                                                    (1,484)               462             46,388
----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                                       309,469            191,024            100,005
----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                               642,206            170,384          1,421,431
    Futures Contracts                                                      (275)              (112)           (17,357)
----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        641,931            170,272          1,404,074
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   986,098        $   385,380        $ 1,587,201
=====================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement. Distributions, Capital Share Transactions, and Shares Issued and Redeemed are shown separately for each class of shares.

----------------------------------------------------------------------------------------------------------------------------------

                                                                  500 INDEX FUND                       GROWTH INDEX FUND
                                                     --------------------------------------     ----------------------------------
                                                           SIX MONTHS               YEAR           SIX MONTHS              YEAR
                                                                ENDED              ENDED                ENDED             ENDED
                                                        JUN. 30, 1999      DEC. 31, 1998        JUN. 30, 1999       DEC. 31, 1998
                                                                (000)              (000)                (000)               (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net Investment Income                               $    491,628        $    821,564        $     34,698        $     37,960
    Realized Net Gain                                      1,414,434           1,519,211             309,469              72,886
    Change in Unrealized Appreciation (Depreciation)       7,822,009          13,039,461             641,931           1,404,145
                                                        ---------------------------------------------------------------------------
        Net Increase in Net Assets
            Resulting from Operations                      9,728,071          15,380,236             986,098           1,514,991
                                                        ---------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income
        Investor Shares                                     (461,514)           (822,586)            (33,664)            (36,372)
        Institutional Shares*                                     --                  --              (1,045)               (693)
    Realized Capital Gain
        Investor Shares                                     (313,840)           (262,081)            (38,237)            (23,155)
        Institutional Shares*                                     --                  --              (1,143)               (813)
                                                        ---------------------------------------------------------------------------
            Total Distributions                             (775,354)         (1,084,667)            (74,089)            (61,033)
                                                        ---------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
    Issued                                                16,323,537          20,785,658           4,874,252           3,805,024
    Issued in Lieu of Cash Distributions                     719,694             999,651              67,050              54,919
    Redeemed                                              (7,580,546)        (11,209,975)         (1,080,082)           (991,663)
                                                        ---------------------------------------------------------------------------
        Net Increase--Investor Shares                      9,462,685          10,575,334           3,861,220           2,868,280
                                                        ---------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
    Issued                                                        --                  --             127,518             205,585
    Issued in Lieu of Cash Distributions                          --                  --               2,186               1,506
    Redeemed                                                      --                  --             (80,099)            (26,162)
                                                        ---------------------------------------------------------------------------
        Net Increase--Institutional Shares*                       --                  --              49,605             180,929
----------------------------------------------------------------------------------------------------------------------------------
    Total Increase                                        18,415,402          24,870,903           4,822,834           4,503,167
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                   74,228,526          49,357,623           6,868,500           2,365,333
                                                        ---------------------------------------------------------------------------
    End of Period                                       $ 92,643,928        $ 74,228,526        $ 11,691,334        $  6,868,500
================================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
    Issued                                                   136,337             205,796             146,918             140,735
    Issued in Lieu of Cash Distributions                       6,019               9,433               2,012               1,885
    Redeemed                                                 (63,305)           (111,820)            (32,545)            (37,803)
                                                        ---------------------------------------------------------------------------
        Net Increase in Shares Outstanding                    79,051             103,409             116,385             104,817
================================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
    Issued                                                        --                  --               3,837               7,955
    Issued in Lieu of Cash Distributions                          --                  --                  66                  49
    Redeemed                                                      --                  --              (2,394)               (925)
                                                        ---------------------------------------------------------------------------
        Net Increase in Shares Outstanding                        --                  --               1,509               7,079
================================================================================================================================

*The 500 Index Fund does not offer Institutional Shares.

--------------------------------------------------------------------------------------------------------------------------
                                                               VALUE INDEX                       TOTAL STOCK MARKET
                                                                  FUND                              INDEX FUND
                                                   ---------------------------------     ---------------------------------
                                                      SIX MONTHS               YEAR         SIX MONTHS              YEAR
                                                           ENDED              ENDED              ENDED             ENDED
                                                   JUN. 30, 1999      DEC. 31, 1998      JUN. 30, 1999     DEC. 31, 1998
                                                           (000)              (000)              (000)             (000)
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net Investment Income                           $     24,084       $     37,457     $       83,122      $     129,306
    Realized Net Gain                                    191,024            148,039            100,005             77,195
    Change in Unrealized Appreciation (Depreciation)     170,272            110,054          1,404,074          1,758,376
                                                    ----------------------------------------------------------------------
        Net Increase in Net Assets
            Resulting from Operations                    385,380            295,550          1,587,201          1,964,877
                                                    ----------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income
        Investor Shares                                  (19,393)           (36,542)           (60,868)          (100,035)
        Institutional Shares                              (2,076)            (1,280)           (16,410)           (28,557)
    Realized Capital Gain
        Investor Shares                                  (79,931)           (98,153)           (58,318)           (38,015)
        Institutional Shares                              (6,150)            (4,565)           (14,449)           (10,094)
                                                    ----------------------------------------------------------------------
            Total Distributions                         (107,550)          (140,540)          (150,045)          (176,701)
                                                    ----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
    Issued                                               821,466            872,207          3,298,988          3,915,057
    Issued in Lieu of Cash Distributions                  90,934            123,840            111,994            128,569
    Redeemed                                            (371,323)          (516,494)          (823,069)        (1,246,506)
                                                    ----------------------------------------------------------------------
        Net Increase--Investor Shares                    541,077            479,553          2,587,913          2,797,120
                                                    ----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
    Issued                                               154,233            171,548            716,905            831,150
    Issued in Lieu of Cash Distributions                   8,073              5,121             27,124             35,644
    Redeemed                                              (1,336)               (60)          (196,026)          (295,428)
                                                    ----------------------------------------------------------------------
        Net Increase--Institutional Shares               160,970            176,609            548,003            571,366
--------------------------------------------------------------------------------------------------------------------------
    Total Increase                                       979,877            811,172          4,573,072          5,156,662
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                2,606,713          1,795,541         11,753,119          6,596,457
                                                    ----------------------------------------------------------------------
    End of Period                                     $3,586,590         $2,606,713        $16,326,191        $11,753,119
==========================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
    Issued                                                34,730             39,652            115,032            160,242
    Issued in Lieu of Cash Distributions                   4,026              5,572              3,945              4,991
    Redeemed                                             (15,956)           (23,806)           (28,716)           (50,676)
                                                    ----------------------------------------------------------------------
        Net Increase in Shares Outstanding                22,800             21,418             90,261            114,557
==========================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
    Issued                                                 6,529              8,040             24,881             33,554
    Issued in Lieu of Cash Distributions                     356                232                956              1,385
    Redeemed                                                 (56)                (3)            (6,856)           (12,173)
                                                    ----------------------------------------------------------------------
        Net Increase in Shares Outstanding                 6,829              8,269             18,981             22,766
==========================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    500 INDEX FUND
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                   SIX MONTHS ENDED  -----------------------------------------------------------------------
THROUGHOUT EACH PERIOD                       JUNE 30, 1999           1998          1997           1996          1995          1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $113.95        $ 90.07       $ 69.17        $ 57.60       $ 42.97        $43.83
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                             .690           1.33          1.31           1.28          1.22          1.18
    Net Realized and Unrealized Gain (Loss)
        on Investments                              13.295          24.30         21.50          11.82         14.76          (.67)
                                                   -------------------------------------------------------------------------------
        Total from Investment Operations            13.985          25.63         22.81          13.10         15.98           .51
                                                   -------------------------------------------------------------------------------
    Dividends from Net Investment Income             (.650)         (1.33)        (1.32)         (1.28)        (1.22)        (1.17)
    Distributions from Realized Capital Gains        (.455)          (.42)         (.59)          (.25)         (.13)         (.20)
                                                   -------------------------------------------------------------------------------
        Total Distributions                         (1.105)         (1.75)        (1.91)         (1.53)        (1.35)        (1.37)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $126.83        $113.95       $ 90.07        $ 69.17       $ 57.60        $42.97
==================================================================================================================================

TOTAL RETURN*                                       12.33%         28.62%        33.19%         22.88%        37.45%         1.18%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)           $92,644        $74,229       $49,358        $30,332       $17,372        $9,356
    Ratio of Total Expenses to
        Average Net Assets                          0.18%+          0.18%         0.19%          0.20%         0.20%         0.19%
    Ratio of Net Investment Income to
        Average Net Assets                          1.19%+          1.35%         1.66%          2.04%         2.38%         2.72%
    Portfolio Turnover Rate**                          7%+             6%            5%             5%            4%            6%
===================================================================================================================================

  *Total return figures do not reflect the annual account maintenance fee of $10.
 **Portfolio turnover rates excluding in-kind redemptions were 3%, 3%, 3%,
   2%, 2%, and 4%, respectively.
  +Annualized.

                                                                           GROWTH INDEX FUND INVESTOR SHARES
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                 SIX MONTHS ENDED    ------------------------------------------------------------
THROUGHOUT EACH PERIOD                    JUNE 30, 1999         1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $31.67       $22.53       $16.90       $13.97       $10.28       $10.20
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                          .105         .230          .23          .22          .21          .21
    Net Realized and Unrealized Gain (Loss)
        on Investments                            3.390        9.244         5.88         3.07         3.68          .08
                                                ------------------------------------------------------------------------
        Total from Investment Operations          3.495        9.474         6.11         3.29         3.89          .29
                                                ------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income          (.110)       (.219)        (.23)        (.22)        (.20)        (.21)
    Distributions from Realized Capital Gains     (.135)       (.115)        (.25)        (.14)          --           --
                                                ------------------------------------------------------------------------
        Total Distributions                       (.245)       (.334)        (.48)        (.36)        (.20)        (.21)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $34.92       $31.67       $22.53       $16.90       $13.97       $10.28
========================================================================================================================

TOTAL RETURN*                                    11.07%       42.21%       36.34%       23.74%       38.06%        2.89%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)        $11,391       $6,644       $2,365         $787         $271          $86
    Ratio of Total Expenses to
        Average Net Assets                      0.22%**        0.22%        0.20%        0.20%        0.20%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                      0.72%**        0.92%        1.19%        1.57%        1.71%        2.08%
    Portfolio Turnover Rate                       40%**          29%          26%          29%          24%          28%
========================================================================================================================

 *Total return figures do not reflect the annual account maintenance fee of $10.
**Annualized.



---------------------------------------------------------------------------------------------------------------------------
                                                                                     GROWTH INDEX FUND INSTITUTIONAL SHARES
                                                                                           SIX MONTHS ENDED      MAY 14* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                                JUNE 30, 1999   DEC. 31, 1998
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $31.67          $26.49
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                                              .128            .167
    Net Realized and Unrealized Gain (Loss) on Investments                                            3.390           5.315
                                                                                                   ------------------------
        Total from Investment Operations                                                              3.518           5.482
                                                                                                   ------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                                              (.123)          (.187)
    Distributions from Realized Capital Gains                                                         (.135)          (.115)
                                                                                                   ------------------------
        Total Distributions                                                                           (.258)          (.302)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                       $34.93          $31.67
===========================================================================================================================

TOTAL RETURN                                                                                         11.15%          20.79%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                                               $300            $224
    Ratio of Total Expenses to Average Net Assets                                                   0.12%**         0.12%**
    Ratio of Net Investment Income to Average Net Assets                                            0.82%**         0.97%**
    Portfolio Turnover Rate                                                                           40%**             29%
===========================================================================================================================

 *Inception.
**Annualized.

--------------------------------------------------------------------------------------------------------------------------
                                                                            VALUE INDEX FUND INVESTOR SHARES
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                 SIX MONTHS ENDED     -------------------------------------------------------------
THROUGHOUT EACH PERIOD                    JUNE 30, 1999         1998         1997          1996         1995         1994
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 22.51      $ 20.85       $17.02        $14.79       $11.12      $ 11.74
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                          .173         .366          .38           .37          .41          .38
    Net Realized and Unrealized Gain (Loss)
        on Investments                            2.857        2.647         4.57          2.81         3.66         (.46)
                                               --------------------------------------------------------------------------
        Total from Investment Operations          3.030        3.013         4.95          3.18         4.07         (.08)
                                               --------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income          (.160)       (.363)        (.37)         (.38)        (.40)        (.38)
    Distributions from Realized Capital Gains     (.720)       (.990)        (.75)         (.57)          --         (.16)
                                               --------------------------------------------------------------------------
        Total Distributions                       (.880)      (1.353)       (1.12)         (.95)        (.40)        (.54)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $24.66      $ 22.51       $20.85        $17.02       $14.79      $ 11.12
=========================================================================================================================

TOTAL RETURN*                                    13.84%       14.64%       29.77%        21.86%       36.94%       -0.73%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

    Net Assets, End of Period (Millions)         $3,214       $2,421       $1,796        $1,016       $  496      $   297
    Ratio of Total Expenses to
        Average Net Assets                      0.22%**        0.22%        0.20%         0.20%        0.20%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                      1.63%**        1.72%        2.05%         2.54%        3.06%        3.37%
    Portfolio Turnover Rate                       50%**          33%          25%           29%          27%          32%
==========================================================================================================================

 *Total return figures do not reflect the annual account maintenance fee of $10. **Annualized.

-------------------------------------------------------------------------------------------------------------------------
                                                                                   VALUE INDEX FUND INSTITUTIONAL SHARES
                                                                                       SIX MONTHS ENDED       JUL. 2* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                            JUNE 30, 1999    DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $  22.51          $ 23.22
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                                          .183             .196
    Net Realized and Unrealized Gain (Loss) on Investments                                        2.857            (.060)
                                                                                               --------------------------
        Total from Investment Operations                                                          3.040             .136
                                                                                               --------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                                          (.170)           (.236)
    Distributions from Realized Capital Gains                                                     (.720)           (.610)
                                                                                               --------------------------
        Total Distributions                                                                       (.890)           (.846)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                 $  24.66          $ 22.51
=========================================================================================================================

TOTAL RETURN                                                                                     13.88%            0.69%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

    Net Assets, End of Period (Millions)                                                       $    372          $   186
    Ratio of Total Expenses to Average Net Assets                                               0.12%**          0.12%**
    Ratio of Net Investment Income to Average Net Assets                                        1.72%**          1.90%**
    Portfolio Turnover Rate                                                                       50%**              33%
=========================================================================================================================

 *Inception.
**Annualized.

-------------------------------------------------------------------------------------------------------------------------
                                                                            TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES
                                                                                         YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                 SIX MONTHS ENDED      -----------------------------------------------------------
THROUGHOUT EACH PERIOD                    JUNE 30, 1999         1998         1997         1996         1995          1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 27.42      $ 22.64      $ 17.77       $15.04       $11.37        $11.69
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                          .155         .336         .319          .29          .29           .27
    Net Realized and Unrealized Gain (Loss)
        on Investments                            3.080        4.898        5.143         2.84         3.75          (.29)
                                                -------------------------------------------------------------------------
        Total from Investment Operations          3.235        5.234        5.462         3.13         4.04          (.02)
                                                -------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income          (.150)       (.329)       (.322)        (.29)        (.28)         (.27)
    Distributions from Realized Capital Gains     (.155)       (.125)       (.270)        (.11)        (.09)         (.03)
                                                -------------------------------------------------------------------------
        Total Distributions                       (.305)       (.454)       (.592)        (.40)        (.37)         (.30)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $ 30.35      $ 27.42      $ 22.64      $ 17.77       $15.04        $11.37
=========================================================================================================================

TOTAL RETURN*                                    11.88%       23.26%       30.99%       20.96%       35.79%       -0.17%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

    Net Assets, End of Period (Millions)        $13,043       $9,308       $5,092       $3,531       $1,571         $786
    Ratio of Total Expenses to
        Average Net Assets                      0.20%**        0.20%        0.20%        0.22%        0.25%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                      1.20%**        1.44%        1.65%        1.86%        2.14%        2.35%
    Portfolio Turnover Rate                        3%**           3%           2%           3%           3%           2%
=========================================================================================================================

 *Total return figures do not reflect the 0.25% transaction fee on purchases through 1995 or the annual account maintenance fee of $10. **Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES
                                                                         SIX MONTHS ENDED       YEAR ENDED       JUL. 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                              JUNE 30, 1999    DEC. 31, 1998    DEC. 31, 1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $27.42            $22.64          $21.27
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                            .177              .359            .172
    Net Realized and Unrealized Gain (Loss) on Investments                          3.080             4.898           1.642
                                                                                 -------------------------------------------
        Total from Investment Operations                                            3.257             5.257           1.814
                                                                                 -------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                            (.162)            (.352)          (.214)
    Distributions from Realized Capital Gains                                       (.155)            (.125)          (.230)
                                                                                 -------------------------------------------
        Total Distributions                                                         (.317)            (.477)          (.444)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $30.36            $27.42          $22.64
============================================================================================================================

TOTAL RETURN                                                                       11.96%            23.37%           8.60%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA

    Net Assets, End of Period (Millions)                                           $3,283            $2,445          $1,504
    Ratio of Total Expenses to Average Net Assets                                 0.10%**             0.10%         0.10%**
    Ratio of Net Investment Income to Average Net Assets                          1.31%**             1.53%         1.70%**
    Portfolio Turnover Rate                                                          3%**                3%              2%
============================================================================================================================

 *Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard 500 Index, Growth Index, Value Index, and Total Stock Market Index Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies, or mutual funds.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts based upon the following indexes are used: S&P 500 Index (500 Index, Growth Index, and Total Stock Market Index Funds), S&P MidCap 400 Index (Total Stock Market Index Fund), S&P/BARRA Growth Index (Growth Index
Fund), S&P/BARRA Value Index (Value Index Fund), and Russell 2000 Index (Total Stock Market Index Fund).

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the Board of Trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 1999, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------------------
                                      CAPITAL CONTRIBUTION   PERCENTAGE        PERCENTAGE OF
                                           TO VANGUARD         OF FUND          VANGUARD'S
INDEX FUND                                    (000)          NET ASSETS       CAPITALIZATION
--------------------------------------------------------------------------------------------
500                                        $13,403              0.01%                19.1%
Growth                                       1,666              0.01                  2.4
Value                                          504              0.01                  0.7
Total Stock Market                           2,303              0.01                  3.3
--------------------------------------------------------------------------------------------

The funds' Trustees and officers are also Directors and officers of Vanguard.

C. The funds' custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended June 30, 1999, custodian fee offset arrangements reduced expenses by:

------------------------------------------------------------------
                                                 EXPENSE REDUCTION
INDEX FUND                                              (000)
------------------------------------------------------------------
500                                                      $21
Total Stock Market                                        21
------------------------------------------------------------------

D. The Growth Index, Value Index, and Total Stock Market Index Funds each offer two classes of shares, Investor Shares and Institutional Shares. Institutional Shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor Shares are offered to all other investors. Both classes of shares have equal rights to assets and earnings, except that each class bears certain class-specific expenses related to its shareholder activity. Class-specific expenses for the six months ended June 30, 1999, represented the following percentages of average net assets:

----------------------------------------------------------------------------------
INDEX FUND                                 INVESTOR SHARES    INSTITUTIONAL SHARES
----------------------------------------------------------------------------------
Growth                                          0.14%*               0.04%*
Value                                           0.14*                0.04*
Total Stock Market                              0.13*                0.03*
----------------------------------------------------------------------------------

*Annualized.

Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

E. During the six months ended June 30, 1999, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------------------
                                                                         (000)
                                                            --------------------------------
INDEX FUND                                                   PURCHASES               SALES
--------------------------------------------------------------------------------------------
500                                                        $12,086,845            $2,695,642
Growth                                                       5,801,949             1,912,148
Value                                                        1,326,070               735,002
Total Stock Market                                           3,499,342               202,788
--------------------------------------------------------------------------------------------

     During the six months ended June 30, 1999, the 500 Index Fund realized $1,127,123,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid in capital.

F. At June 30, 1999, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:


-----------------------------------------------------------------------------------------------
                                                                (000)
                                     ----------------------------------------------------------
                                      APPRECIATED            DEPRECIATED         NET UNREALIZED
 INDEX FUND                           SECURITIES             SECURITIES           APPRECIATION
-----------------------------------------------------------------------------------------------
 500                                  $39,689,502            $(873,846)           $38,815,656
 Growth                                 2,663,582              (70,245)             2,593,337
 Value                                    772,433              (57,262)               715,171
 Total Stock Market                     5,394,453             (383,445)             5,011,008
-----------------------------------------------------------------------------------------------

     At June 30, 1999, the aggregate settlement value of open futures contracts expiring in September 1999 and the related unrealized appreciation were:

------------------------------------------------------------------------------------------
                                                                      (000)
                                                            ------------------------------
                                                            AGGREGATE
                                          NUMBER OF         SETTLEMENT         UNREALIZED
INDEX FUND/FUTURES CONTRACTS           LONG CONTRACTS         VALUE           APPRECIATION
----------------------------------------------------------------------------------------------
    500/
      S&P 500 Index                         734               $253,542            $9,235
    Growth/
      S&P/BARRA Growth Index                 10                  1,936                59
    Value/
      S&P/BARRA Value Index                   5                    783                 5
    Total Stock Market/
      S&P 500 Index                         700                241,798             8,942
      S&P MidCap 400 Index                  153                 32,080             1,034
      Russell 2000 Index                    267                 61,677             2,215
------------------------------------------------------------------------------------------

G. The market value of securities on loan to broker/dealers at June 30, 1999, and collateral received with respect to such loans were:

----------------------------------------------------------------------------
                                                        (000)
                                           ---------------------------------
                                          MARKET VALUE              CASH
                                            OF LOANED            COLLATERAL
INDEX FUND                                 SECURITIES             RECEIVED
----------------------------------------------------------------------------
Total Stock                                $213,407              $224,732
----------------------------------------------------------------------------


Cash collateral received is invested in repurchase agreements.









"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
   "S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard Index Funds and The
 Vanguard Group, Inc. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds. Frank Russell Company is the owner of trademarks and copyrights relating to the Russell Indexes. "Wilshire 4500" and "Wilshire 5000" are trademarks of Wilshire Associates.

NOTICE TO SHAREHOLDERS ABOUT Y2K

As is well known by now, the approaching calendar change to 2000 has posed a challenge to many computer systems worldwide. Computers that are not modified could interpret "00" as 1900 rather than 2000 and produce errors in date-dependent calculations, including bond interest payments, stock trade settlements, retirement benefits, and other financial transactions.

OUR APPROACH

Vanguard has taken this challenge seriously. We have had a Year 2000 Project under way since 1996 to fulfill our responsibility to safeguard our business relationships and the security of our investors' accounts.

     Our internal systems are Year 2000-compliant. They have been renovated and thoroughly tested and are ready for the date change. As for the external systems that connect with ours, we have been working for many months with clients, business partners, and providers of products and services to assess their compliance. We have analyzed the external services we require and have developed contingency plans--including provision for alternative providers where appropriate.

     On New Year's Day, our telephone centers will be staffed and ready for shareholder calls. However, we expect the volume of inquiries over the New Year's weekend to be high, and we encourage shareholders to check their accounts via our website or automated telephone systems, which offer much greater service capacity and efficiency. This will also help our live representatives to provide a higher level of service to those with specific transaction or other service-related needs.

WHAT YOU CAN DO

We assure you we will protect our shareholders' records, so account records will not be lost. Nevertheless, keeping copies of current records is always advisable. You should keep at least your third-quarter statement and any confirmations you receive from us between October 1, 1999, and year-end.

     If you are a registered user of Access Vanguard(TM) (www.vanguard.com), you can retrieve this information through the secure "Your Accounts" section and print copies for your files. If you are not registered for Access Vanguard and wish to have this flexibility, you should register as soon as possible so that you can receive your password and become familiar with this service before the New Year's weekend. Likewise, you may need personal identification numbers to use our automated telephone services: Vanguard Tele-Account(R) for individual investors (1-800-662-6273) and The VOICE(TM) Network for participants in employer-sponsored retirement plans (1-800-523-1188).

     Our Year 2000 Project's primary goal from the start has been to prepare our systems for business as usual on behalf of our shareholders into 2000 and beyond. We remain confident we will meet that goal, and we look forward to serving you in the years to come.

TRUSTEES AND OFFICERS

JOHN C. BOGLE
Founder, Senior Chairman of the Board, and Director/Trustee of The Vanguard Group, Inc., and each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and each of the investment companies in The Vanguard Group.

JoANN HEFFERNAN HEISEN
Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson-Merck Consumer Pharmaceuticals Co., Women First HealthCare, Inc., Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MacLAURY
President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co., The Jeffrey Co., and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR.
Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL
President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries, and Newfield Exploration Co.

JAMES O. WELCH, JR.
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON
Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co. and The Mead Corp.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY
Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

OTHER VANGUARD OFFICERS

R. GREGORY BARTON
Managing Director, Legal Department.

ROBERT A. DiSTEFANO
Managing Director, Information Technology.

JAMES H. GATELY
Managing Director, Individual Investor Group.

KATHLEEN C. GUBANICH
Managing Director, Human Resources.

IAN A. MacKINNON
Managing Director, Fixed Income Group.

F. WILLIAM McNABB, III
Managing Director, Institutional Investor Group.

MICHAEL S. MILLER
Managing Director, Planning and Development.

RALPH K. PACKARD
Managing Director and Chief Financial Officer.

GEORGE U. SAUTER
Managing Director, Core Management Group.

                                    VANGUARD
                                   MILESTONES

                                   [GRAPHIC]

                              The Vanguard Group is
                             named for HMS Vanguard,
                        Admiral Horatio Nelson's flagship
                          at the Battle of the Nile on
                          August 1, 1798. Our founder,
                          John C. Bogle, chose the name
                        after reading Nelson's inspiring
                      tribute to his fleet: "Nothing could
                          withstand the squadron . . .
                       with the judgment of the captains,
                      together with their valour, and that
                        of the officers and men of every
                  description, it was absolutely irresistible."

                                   [GRAPHIC]

                          Walter L. Morgan, founder of
                          Wellington Fund, the nation's
                           oldest balanced mutual fund
                        and forerunner of today's family
                           of some 100 Vanguard funds,
                        celebrated his 100th birthday on
                           July 23, 1998. Mr. Morgan,
                         a true investment pioneer, died
                         six weeks later on September 2.

                                   [GRAPHIC]

                                Wellington Fund,
                        The Vanguard Group's oldest fund,
                         was incorporated by Mr. Morgan
                       70 years ago, on December 28, 1928.
                            The fund was named after
                             the Duke of Wellington,
                              whose forces defeated
                               Napoleon Bonaparte
                                at the Battle of
                                Waterloo in 1815.


[THE VANGUARD GROUP LOGO]

Post Office Box 2600
Valley Forge, Pennsylvania 19482-2600



WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

Q402-08/19/1999

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

VANGUARD U.S. STOCK INDEX FUNDS
LARGE-CAPITALIZATION PORTFOLIOS

FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, which begin on page 22 of the accompanying report.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

-------------------------------------------------------------------------------
CONTENTS
Growth Index Fund.............................................................1
Value Index Fund..............................................................4
Total Stock Market Index Fund.................................................8
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
GROWTH INDEX FUND                                           SHARES        (000)
-------------------------------------------------------------------------------
COMMON STOCKS (100.1%)(1)
-------------------------------------------------------------------------------
-  Microsoft Corp.                                      10,345,548   $  933,039
   General Electric Co.                                  6,632,114      749,429
   International Business Machines Corp.                 3,638,300      470,250
   Wal-Mart Stores, Inc.                                 9,020,394      435,234
-  Cisco Systems, Inc.                                   6,475,314      416,444
   Lucent Technologies, Inc.                             6,161,775      415,535
   Intel Corp.                                           6,630,356      394,506
   AT&T Corp.                                            6,327,320      353,143
   Merck & Co., Inc.                                     4,721,098      349,361
   The Coca-Cola Co.                                     5,001,771      312,611
   Pfizer, Inc.                                          2,623,463      287,925
   Bristol-Myers Squibb Co.                              4,025,332      283,534
   Johnson & Johnson                                     2,726,730      267,219
   Procter & Gamble Co.                                  2,692,854      240,337
-  America Online, Inc.                                  2,164,290      239,154
   SBC Communications Inc.                               3,980,726      230,882
   Bell Atlantic Corp.                                   3,139,300      205,232
   Home Depot, Inc.                                      2,915,850      187,890
-  Dell Computer Corp.                                   5,027,648      186,023
   BellSouth Corp.                                       3,830,500      179,555
   Time Warner, Inc.                                     2,412,342      177,307
   Ameritech Corp.                                       2,173,070      159,721
   Eli Lilly & Co.                                       2,174,444      155,744
   Schering-Plough Corp.                                 2,905,810      154,008
   Tyco International Ltd.                               1,614,195      152,945
   American Home Products Corp.                          2,606,044      149,848
   GTE Corp.                                             1,953,000      147,940
   Abbott Laboratories                                   3,000,800      136,536
   Warner-Lambert Co.                                    1,676,765      116,326
   Texas Instruments, Inc.                                 792,700      114,942
   PepsiCo, Inc.                                         2,901,165      112,239
-  EMC Corp.                                             1,984,636      109,155
-  Oracle Corp.                                          2,841,737      105,499
-  Sun Microsystems, Inc.                                1,523,100      104,904
   Medtronic, Inc.                                       1,155,086       89,952
   Gillette Co.                                          2,193,396       89,929
   Charles Schwab Corp.                                    806,020       88,561
   The Gap, Inc.                                         1,690,719       85,170
   Xerox Corp.                                           1,337,600       79,002
   Unilever NV ADR                                       1,130,165       78,829

-------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
GROWTH INDEX FUND                                           SHARES        (000)
-------------------------------------------------------------------------------
   AlliedSignal Inc.                                     1,149,700   $   72,431
   Anheuser-Busch Cos., Inc.                               945,017       67,037
   Waste Management, Inc.                                1,183,465       63,611
-  Amgen, Inc.                                           1,006,062       61,244
   Kimberly-Clark Corp.                                  1,071,446       61,072
   U S WEST, Inc.                                        1,018,400       59,831
   Computer Associates International, Inc.               1,065,266       58,590
   Walgreen Co.                                          1,974,002       57,986
   Colgate-Palmolive Co.                                   578,976       57,174
-  Applied Materials, Inc.                                 754,300       55,724
   Automatic Data Processing, Inc.                       1,218,124       53,597
-  Tellabs, Inc.                                           767,668       51,866
-  Safeway, Inc.                                           961,350       47,587
-  The Kroger Co.                                        1,626,904       45,452
   Sara Lee Corp.                                        1,803,322       40,913
   Campbell Soup Co.                                       879,070       40,767
   H.J. Heinz Co.                                          715,370       35,858
   Pitney Bowes, Inc.                                      539,050       34,634
   Baxter International, Inc.                              565,462       34,281
-  Boston Scientific Corp.                                 776,894       34,135
   Corning, Inc.                                           484,574       33,981
-  Solectron Corp.                                         497,310       33,164
   Guidant Corp.                                           595,690       30,641
-  NEXTEL Communications, Inc.                             598,500       30,037
   Avon Products, Inc.                                     519,028       28,806
-  Staples, Inc.                                           911,150       28,189
   Bestfoods                                               565,000       27,968
   Omnicom Group Inc.                                      343,850       27,508
   Kellogg Co.                                             801,382       26,446
   Providian Financial Corp.                               280,010       26,181
   Newell Rubbermaid, Inc.                                 555,327       25,823
-  BMC Software, Inc.                                      466,083       25,168
   The Clorox Co.                                          231,668       24,745
   General Mills, Inc.                                     303,238       24,373
-  Kohl's Corp.                                            312,980       24,158
   Interpublic Group of Cos., Inc.                         274,807       23,805
-  Compuware Corp.                                         726,400       23,109
   TJX Cos., Inc.                                          638,992       21,286
-  Unisys Corp.                                            545,300       21,233
   Capital One Financial Corp.                             379,400       21,128
   The McGraw-Hill Cos., Inc.                              390,100       21,041
   Wrigley, (Wm.) Jr. Co.                                  229,579       20,662
   Frontier Corp.                                          350,200       20,662
   Vodafone AirTouch PLC ADR                               102,815       20,254
-  Best Buy Co., Inc.                                      294,600       19,886
   Ralston-Ralston Purina Group                            649,243       19,761
   IMS Health, Inc.                                        630,254       19,695
   Sysco Corp.                                             658,330       19,626
   Tandy Corp.                                             391,400       19,130
   Pioneer Hi-Bred International, Inc.                     484,300       18,857
   Comcast Corp. Class A Special                           480,000       18,450
-  Gateway, Inc.                                           308,980       18,230
   The Quaker Oats Co.                                     269,396       17,881
   McKesson HBOC, Inc.                                     547,805       17,598
   Hershey Foods Corp.                                     283,078       16,808
   Fort James Corp.                                        435,970       16,512
-  Tricon Global Restaurants, Inc.                         301,580       16,323
   Paychex, Inc.                                           485,000       15,459
   SLM Holding Corp.                                       327,650       15,010
   Avery Dennison Corp.                                    229,838       13,876
   Kansas City Southern Industries, Inc.                   216,700       13,828
   Allergan, Inc.                                          115,600       12,832
   Dollar General Corp.                                    437,388       12,684
   Maytag Corp.                                            178,800       12,460
   Dun & Bradstreet Corp.                                  326,650       11,576
   PE Corp.-PE Biosystems Group                             98,475       11,300
   Ecolab, Inc.                                            255,798       11,159
   Black & Decker Corp.                                    175,900       11,104
   UST, Inc.                                               367,666       10,754
-  Sealed Air Corp.                                        164,976       10,703
   Equifax, Inc.                                           291,580       10,406
-  Ceridian Corp.                                          282,836        9,245
   Dow Jones & Co., Inc.                                   164,200        8,713
   The Times Mirror Co. Class A                            142,990        8,472
-  PeopleSoft, Inc.                                        460,500        7,944
   Adobe Systems, Inc.                                      91,400        7,509
   Hilton Hotels Corp.                                     522,300        7,410
-  Parametric Technology Corp.                             528,500        7,333
   Hercules, Inc.                                          184,300        7,245
-  US Airways Group, Inc.                                  149,300        6,504
   Freeport-McMoRan Copper & Gold Inc. Class B             323,284        5,799
   Owens Corning                                           107,309        3,689
   Millipore Corp.                                          87,030        3,530
-  Network Appliance, Inc.                                  60,400        3,375
   Tupperware Corp.                                        116,500        2,971
-  W.R. Grace & Co.                                        139,800        2,569
   Jostens Inc.                                             69,960        1,474
   Comcast Corp. Class A                                    27,755          994
   Nortel Networks Corp.                                     8,274          718
-  PE Corp.-Celera Genomics Group                           26,488          429
   Freeport-McMoRan Copper & Gold, Inc. Class A              4,000           67
   Firstar Corp.                                               710           20
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $9,104,599)                                                 11,697,936
-------------------------------------------------------------------------------
                                                              FACE
                                                            AMOUNT
                                                             (000)
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.0%)(1)
-------------------------------------------------------------------------------
U.S. TREASURY BILLS
(2)4.33%, 7/1/1999                                         $   300          300
(2)4.74%, 10/28/1999                                           300          295
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   4.87%, 7/1/1999                                           3,837        3,837
-------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $4,432)                                                          4,432
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
   (COST $9,109,031)                                                 11,702,368
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                                          (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (-0.1%)                             ($11,034)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                  $11,691,334
===============================================================================

*  See Note A in Notes to Financial Statements.

-  Non-Income-Producing Security.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets. See Note F in Notes to Financial Statements.

(2)Securities with an aggregate value of $595,000 have been segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.


-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
ASSETS
Investments in Securities, at Value                                $11,702,368
Receivables for Investment Securities Sold                           1,783,141
Other Assets--Note B                                                    32,888
                                                                   ------------
   Total Assets                                                     13,518,397
                                                                   ------------
LIABILITIES
Payables for Investment Securities
   Purchased                                                         1,808,394
Other Liabilities                                                       18,669
                                                                   ------------
   Total Liabilities                                                 1,827,063
-------------------------------------------------------------------------------
NET ASSETS                                                         $11,691,334
===============================================================================

-------------------------------------------------------------------------------
                                                                        AMOUNT
                                                                        (000)
-------------------------------------------------------------------------------
 AT JUNE 30, 1999, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
 Paid in Capital                                                  $  8,788,823
 Undistributed Net Investment Income                                       363
 Accumulated Net Realized Gains                                        308,752
 Unrealized Appreciation--Note F
   Investment Securities                                             2,593,337
   Futures Contracts                                                        59
-------------------------------------------------------------------------------
 NET ASSETS                                                       $ 11,691,334
===============================================================================

 Investor Shares--Net Assets
   Applicable to 326,186,749 outstanding $.001
   par value shares of beneficial interest
   (unlimited authorization)                                      $ 11,391,361
-------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE--
   INVESTOR SHARES                                                $      34.92
===============================================================================

 Institutional Shares--Net Assets
   Applicable to 8,588,328 outstanding $.001
   par value shares of beneficial interest
   (unlimited authorization)                                      $    299,973
-------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE--
   INSTITUTIONAL SHARES                                           $      34.93
===============================================================================

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
VALUE INDEX FUND                                      SHARES             (000)
-------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
-------------------------------------------------------------------------------
   Exxon Corp.                                     1,601,612      $    123,524
   Citigroup, Inc.                                 2,229,228           105,888
-  MCI WorldCom, Inc.                              1,227,500           105,642
   American International
    Group, Inc.                                      817,300            95,675
   Royal Dutch Petroleum Co.
    ADR                                            1,414,632            85,232
   Bank of America Corp.                           1,151,082            84,389
   Hewlett-Packard Co.                               669,600            67,295
   Philip Morris Cos., Inc.                        1,591,700            63,967
   Mobil Corp.                                       516,282            51,112
   E.I. du Pont de Nemours & Co.                     744,100            50,831
   The Chase Manhattan Corp.                         557,600            48,302
   Wells Fargo Co.                                 1,090,400            46,615
   Bank One Corp.                                    779,059            46,403
   Fannie Mae                                        676,200            46,235
   Ford Motor Co.                                    798,764            45,080
   The Walt Disney Co.                             1,358,529            41,860
   Chevron Corp.                                     432,380            41,157
   American Express Co.                              297,200            38,673
   Morgan Stanley Dean
    Witter & Co.                                     376,400            38,581
   Nortel Networks Corp.                             437,800            38,007
   Motorola, Inc.                                    397,812            37,693
   McDonald's Corp.                                  895,900            37,012
   Sprint Corp.                                      570,700            30,140
   First Union Corp.                                 638,544            30,012
-  MediaOne Group, Inc.                              399,471            29,711
   The Boeing Co.                                    642,655            28,397
   General Motors Corp.                              427,767            28,233
   Freddie Mac                                       458,600            26,599
   Compaq Computer Corp.                           1,121,500            26,566
   Minnesota Mining &
    Manufacturing Co.                                265,600            23,091
   Schlumberger Ltd.                                 360,900            22,985
   United Technologies Corp.                         312,204            22,381
   Texaco Inc.                                       353,886            22,118
   Associates First Capital Corp.                    480,380            21,287
-  CBS Corp.                                         469,641            20,400
-  Viacom Inc. Class B                               453,966            19,975
   Carnival Corp.                                    404,500            19,618
   Merrill Lynch & Co., Inc.                         242,670            19,399
   Allstate Corp.                                    532,414            19,100
   Enron Corp.                                       233,300            19,072
   Pharmacia & Upjohn, Inc.                          334,323            18,994
   Dayton Hudson Corp.                               292,000            18,980
   Comcast Corp. Class A Special                     488,500            18,777
   The Bank of New York Co., Inc.                    502,252            18,426
   Dow Chemical Co.                                  144,976            18,394
   Electronic Data Systems Corp.                     324,700            18,366
   Emerson Electric Co.                              287,100            18,052
   Atlantic Richfield Co.                            212,412            17,750
   Fleet Financial Group, Inc.                       376,280            16,697
-  Sprint PCS                                        290,150            16,575
   J.P. Morgan & Co., Inc.                           117,039            16,444
   Monsanto Co.                                      416,600            16,430
   U.S. Bancorp                                      479,600            16,306
   MBNA Corp.                                        528,900            16,198
-  Clear Channel
    Communications, Inc.                             219,066            15,102
   Alcoa Inc.                                        243,850            15,088
   Household International, Inc.                     316,246            14,982
   SunTrust Banks, Inc.                              212,108            14,728
   Eastman Kodak Co.                                 212,200            14,377
   Albertson's, Inc.                                 277,378            14,302
   The Seagram Co. Ltd.                              282,331            14,222
   Caterpillar, Inc.                                 234,776            14,087
   ALLTEL Corp.                                      196,330            14,038
   First Data Corp.                                  284,900            13,942
   Lowe's Cos., Inc.                                 244,936            13,885
   Washington Mutual, Inc.                           392,415            13,882
   International Paper Co.                           270,834            13,677
   National City Corp.                               207,400            13,585
   Illinois Tool Works, Inc.                         165,200            13,546
   Raytheon Co. Class B                              189,677            13,349
   Gannett Co., Inc.                                 184,300            13,154
   Halliburton Co.                                   290,700            13,154
   Marsh & McLennan Cos., Inc.                       173,700            13,114
   CVS Corp.                                         257,800            13,083
   Duke Energy Corp.                                 240,317            13,067
   Mellon Bank Corp.                                 343,768            12,505
   American General Corp.                            165,537            12,477
   Firstar Corp.                                     436,400            12,219
   Southern Co.                                      459,899            12,187
   Williams Cos., Inc.                               285,271            12,142
   CIGNA Corp.                                       134,214            11,945
   Fifth Third Bancorp                               177,300            11,802
   NIKE, Inc. Class B                                185,500            11,744
-  Costco Cos., Inc.                                 144,900            11,601
   PNC Bank Corp.                                    200,566            11,558
   Cardinal Health, Inc.                             179,700            11,523
   Wachovia Corp.                                    133,854            11,453
   Sears, Roebuck & Co.                              251,300            11,199
-  FDX Corp.                                         196,186            10,643
-  Cendant Corp.                                     506,700            10,387
   BankBoston Corp.                                  195,768            10,009
   Lockheed Martin Corp.                             260,822             9,716
   Honeywell, Inc.                                    83,400             9,664
   Burlington Northern
    Santa Fe Corp.                                   309,980             9,609
   Union Pacific Corp.                               163,400             9,528
   KeyCorp                                           295,498             9,493
   State Street Corp.                                106,600             9,101
   Weyerhaeuser Co.                                  132,310             9,096
   May Department Stores Co.                         220,427             9,010
   The Hartford Financial
    Services Group Inc.                              149,670             8,728
   ConAgra, Inc.                                     322,100             8,576
   Columbia/HCA Healthcare Corp.                     374,774             8,550
   AFLAC, Inc.                                       176,800             8,464
   J.C. Penney Co., Inc.                             173,869             8,444
   Phillips Petroleum Co.                            167,228             8,414
   Aetna Inc.                                         93,615             8,373
   Coca-Cola Enterprises, Inc.                       280,000             8,330
   PG&E Corp.                                        253,083             8,225
   Textron, Inc.                                      99,430             8,184
   Rockwell International Corp.                      125,968             7,653
   Texas Utilities Co.                               185,167             7,638

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                      SHARES             (000)
-------------------------------------------------------------------------------
   BB&T Corp.                                        207,702      $      7,620
   Norfolk Southern Corp.                            250,625             7,550
   The Chubb Corp.                                   106,999             7,436
-  AES Corp.                                         125,900             7,318
-  Federated Department
    Stores, Inc.                                     137,633             7,286
   Mattel, Inc.                                      274,900             7,268
-  Computer Sciences Corp.                           104,800             7,251
   Baker Hughes, Inc.                                215,978             7,235
   Northern Trust Corp.                               74,200             7,197
   United Healthcare Corp.                           114,221             7,153
   Ingersoll-Rand Co.                                109,689             7,089
   Progressive Corp. of Ohio                          48,100             6,975
   Aon Corp.                                         169,030             6,972
   Lincoln National Corp.                            132,430             6,928
   Delphi Automotive Systems Corp.                   372,742             6,919
-  AMR Corp.                                         101,268             6,912
   Southwest Airlines Co.                            221,400             6,891
   Tribune Co.                                        78,200             6,813
   PPG Industries, Inc.                              115,330             6,812
   Consolidated Edison Inc.                          149,909             6,783
   Franklin Resources Corp.                          166,600             6,768
   USX-Marathon Group                                205,260             6,684
-  Micron Technology, Inc.                           165,630             6,677
   Conseco Inc.                                      213,996             6,514
   CSX Corp.                                         143,419             6,499
   FPL Group, Inc.                                   118,792             6,489
   Masco Corp.                                       222,214             6,416
-  3Com Corp.                                        239,400             6,389
   The Limited, Inc.                                 140,653             6,382
   Unocal Corp.                                      161,000             6,380
   Transamerica Corp.                                 82,270             6,170
   Marriott International, Inc.
    Class A                                          164,900             6,163
   Circuit City Stores, Inc.                          66,239             6,160
   Comerica, Inc.                                    103,112             6,129
   Edison International                              229,097             6,128
   The Goodyear Tire & Rubber Co.                    103,817             6,106
   Air Products & Chemicals, Inc.                    151,300             6,090
   Deere & Co.                                       152,878             6,058
   Rohm & Haas Co.                                   141,277             6,057
   Archer-Daniels-Midland Co.                        389,037             6,006
   Mercantile Bancorp, Inc.                          104,200             5,952
   Public Service Enterprise
    Group, Inc.                                      144,816             5,919
-  Novell, Inc.                                      222,007             5,883
   General Dynamics Corp.                             84,822             5,810
   Regions Financial Corp.                           149,100             5,731
   Loews Corp.                                        72,075             5,703
   Coastal Corp.                                     141,828             5,673
   Unicom Corp.                                      143,108             5,519
   Dominion Resources, Inc.                          126,648             5,485
   Reliant Energy, Inc.                              195,413             5,398
-  Kmart Corp.                                       326,593             5,368
   Georgia Pacific Group                             113,226             5,364
   Delta Air Lines, Inc.                              92,764             5,346
   PECO Energy Corp.                                 126,558             5,300
   Danaher Corp.                                      90,100             5,237
   Praxair, Inc.                                     105,000             5,138
   Burlington Resources, Inc.                        118,039             5,105
   Entergy Corp.                                     162,745             5,086
   UNUM Corp.                                         92,558             5,068
   Dana Corp.                                        109,458             5,042
   Barrick Gold Corp.                                257,700             4,993
   Becton, Dickinson & Co.                           166,200             4,986
   Dover Corp.                                       142,000             4,970
   Occidental Petroleum Corp.                        231,630             4,893
-  General Instrument Corp.                          114,900             4,883
   Lehman Brothers Holdings, Inc.                     78,300             4,874
-  Apple Computer, Inc.                              104,916             4,859
   Huntington Bancshares Inc.                        137,948             4,828
   American Electric
    Power Co., Inc.                                  128,244             4,817
   FirstEnergy Corp.                                 155,331             4,815
   Alcan Aluminium Ltd.                              148,998             4,759
   Summit Bancorp                                    113,697             4,754
   St. Paul Cos., Inc.                               149,304             4,750
   Republic New York Corp.                            69,392             4,732
   Jefferson-Pilot Corp.                              70,553             4,670
   Fortune Brands, Inc.                              110,244             4,561
-  Office Depot, Inc.                                206,100             4,547
   PaineWebber Group, Inc.                            96,500             4,511
   Browning-Ferris Industries, Inc.                  103,615             4,455
-  LSI Logic Corp.                                    95,200             4,391
   Eaton Corp.                                        47,413             4,362
   TRW, Inc.                                          79,364             4,355
   Carolina Power & Light Co.                        100,701             4,311
   Union Carbide Corp.                                88,428             4,311
   MBIA, Inc.                                         66,400             4,299
   New York Times Co. Class A                        116,416             4,286
   SouthTrust Corp.                                  111,400             4,275
   Rite Aid Corp.                                    172,300             4,243
   Union Planters Corp.                               94,200             4,210
   Nabisco Group Holdings Corp.                      214,300             4,192
   Genuine Parts Co.                                 117,928             4,127
   Cincinnati Financial Corp.                        109,400             4,109
-  HEALTHSOUTH Corp.                                 273,600             4,087
   SAFECO Corp.                                       89,355             3,943
   Johnson Controls, Inc.                             55,828             3,870
   Consolidated Natural Gas Co.                       62,833             3,817
   DTE Energy Co.                                     95,060             3,802
-  Tenet Healthcare Corp.                            203,223             3,772
-  Seagate Technology Inc.                           146,900             3,764
-  Wellpoint Health Networks Inc.
    Class A                                           44,300             3,760
-  KLA-Tencor Corp.                                   57,600             3,737
   Whirlpool Corp.                                    49,878             3,691
   CenturyTel, Inc.                                   92,850             3,691
   Golden West Financial Corp.                        37,345             3,660
   Sempra Energy                                     159,353             3,605
   Bear Stearns Co., Inc.                             76,920             3,596
   Hasbro, Inc.                                      128,686             3,595
   Winn-Dixie Stores, Inc.                            97,300             3,594
   PacifiCorp                                        195,026             3,584
   Amerada Hess Corp.                                 59,934             3,566
   GPU, Inc.                                          83,955             3,542
   Provident Cos., Inc.                               88,400             3,536
   Synovus Financial Corp.                           177,300             3,524
   MGIC Investment Corp.                              71,800             3,491
   Columbia Energy Group                              55,413             3,474

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
VALUE INDEX FUND                                      SHARES             (000)
-------------------------------------------------------------------------------
   Service Corp. International                       179,330      $      3,452
   Ameren Corp.                                       89,829             3,447
   Willamette Industries, Inc.                        74,092             3,413
-  Toys R Us, Inc.                                   164,690             3,407
   Cinergy Corp.                                     105,781             3,385
   W.W. Grainger, Inc.                                62,324             3,354
-  ALZA Corp.                                         65,900             3,353
   VF Corp.                                           78,316             3,348
-  Owens-Illinois, Inc.                              101,800             3,328
   Parker Hannifin Corp.                              71,157             3,255
   Central & South West Corp.                        138,886             3,246
   Cooper Industries, Inc.                            62,116             3,230
   CMS Energy Corp.                                   76,700             3,212
   PP&L Resources Inc.                               104,234             3,205
   H & R Block, Inc.                                  64,000             3,200
   R.R. Donnelley & Sons Co.                          86,302             3,199
   Countrywide Credit
    Industries, Inc.                                  73,900             3,159
   Sherwin-Williams Co.                              112,760             3,129
   Nordstrom, Inc.                                    92,900             3,112
   International Flavors &
    Fragrances, Inc.                                  69,600             3,089
   Champion International Corp.                       62,716             3,003
   Torchmark Corp.                                    87,964             3,002
   Northrop Grumman Corp.                             45,202             2,997
-  AutoZone Inc.                                      98,450             2,966
   Anadarko Petroleum Corp.                           79,800             2,938
   Brown-Forman Corp. Class B                         44,962             2,931
   Biomet, Inc.                                       73,700             2,930
   Allegheny Teledyne Inc.                           128,800             2,914
   New Century Energies, Inc.                         75,000             2,911
   Bausch & Lomb, Inc.                                37,987             2,906
   Constellation Energy Group                         97,972             2,902
   Kerr-McGee Corp.                                   56,740             2,848
   Apache Corp.                                       72,700             2,835
   Knight Ridder                                      51,494             2,829
   The Mead Corp.                                     66,840             2,791
-  National Semiconductor Corp.                      109,760             2,778
   PACCAR, Inc.                                       51,300             2,738
   Nucor Corp.                                        57,476             2,727
   AmSouth Bancorp                                   117,100             2,715
   Eastman Chemical Co.                               52,011             2,692
   Union Pacific Resources
    Group, Inc.                                      164,800             2,688
   Tenneco, Inc.                                     111,669             2,666
   Placer Dome, Inc.                                 213,270             2,519
   Reynolds Metals Co.                                42,368             2,500
   Temple-Inland Inc.                                 36,489             2,490
   Dillard's Inc.                                     70,149             2,464
   Northern States Power Co.                         100,164             2,423
   Harcourt General, Inc.                             46,623             2,404
   Sonat, Inc.                                        72,256             2,393
   Phelps Dodge Corp.                                 38,116             2,361
   Case Corp.                                         48,632             2,340
   Wendy's International, Inc.                        81,770             2,315
   Crown Cork & Seal Co., Inc.                        80,331             2,289
   Sigma-Aldrich Corp.                                66,390             2,286
   Inco Ltd.                                         126,859             2,283
   Nalco Chemical Co.                                 43,820             2,273
   ITT Industries, Inc.                               59,083             2,253
   Raytheon Co. Class A                               32,092             2,210
-  Watson Pharmaceuticals, Inc.                       62,600             2,195
   Newmont Mining Corp.                              110,400             2,194
-  Navistar International Corp.                       43,622             2,181
-  Mirage Resorts, Inc.                              129,200             2,164
-  Thermo Electron Corp.                             104,920             2,105
   The BFGoodrich Co.                                 49,098             2,087
   Florida Progress Corp.                             50,100             2,070
   Harris Corp.                                       52,088             2,041
   SuperValu Inc.                                     79,248             2,036
   Fluor Corp.                                        49,895             2,021
   Deluxe Corp.                                       51,500             2,005
-  Niagara Mohawk Holdings Inc.                      123,696             1,987
-  Silicon Graphics, Inc.                            121,264             1,986
-  St. Jude Medical, Inc.                             55,580             1,980
   Ashland, Inc.                                      49,068             1,969
-  Consolidated Stores, Inc.                          71,900             1,941
   Darden Restaurants Inc.                            88,318             1,926
   Westvaco Corp.                                     66,241             1,921
-  Harrah's Entertainment, Inc.                       85,000             1,870
   Engelhard Corp.                                    82,600             1,869
   The Stanley Works                                  57,800             1,860
   Raychem Corp.                                      50,000             1,850
   Sunoco, Inc.                                       60,480             1,826
   Great Lakes Chemical Corp.                         39,065             1,799
   Pall Corp.                                         80,400             1,784
-  Advanced Micro Devices, Inc.                       97,590             1,763
   Scientific-Atlanta, Inc.                           48,817             1,757
-  HCR Manor Care, Inc.                               72,600             1,756
   Thomas & Betts Corp.                               36,651             1,732
   Mallinckrodt, Inc.                                 46,026             1,674
   Louisiana-Pacific Corp.                            70,199             1,667
   C.R. Bard, Inc.                                    34,690             1,659
   Brunswick Corp.                                    59,337             1,654
-  King World Productions, Inc.                       46,222             1,609
   Laidlaw, Inc.                                     213,345             1,573
   Boise Cascade Corp.                                36,382             1,564
   Cummins Engine Co., Inc.                           27,053             1,545
   USX-U.S. Steel Group                               57,080             1,541
   Snap-On Inc.                                       42,429             1,535
   Liz Claiborne, Inc.                                41,707             1,522
   Armstrong World
    Industries Inc.                                   25,865             1,495
-  FMC Corp.                                          21,363             1,459
-  Cabletron Systems, Inc.                           111,300             1,447
   Centex Corp.                                       38,398             1,442
   IKON Office Solutions, Inc.                        95,435             1,432
-  Humana, Inc.                                      108,200             1,400
   Crane Co.                                          44,374             1,395
   Homestake Mining Co.                              168,000             1,376
   American Greetings Corp.
    Class A                                           45,210             1,362
   Bemis Co., Inc.                                    33,806             1,344
   Ryder System, Inc.                                 46,350             1,205
   NICOR, Inc.                                        30,737             1,170
   Adolph Coors Co. Class B                           23,616             1,169
   Meredith Corp.                                     33,700             1,167
   Cooper Tire & Rubber Co.                           48,991             1,157
   Autodesk, Inc.                                     38,300             1,132
   Shared Medical Systems Corp.                       17,200             1,122
   McDermott International, Inc.                      38,232             1,080
-  R.J. Reynolds Tobacco
    Holdings, Inc.                                    33,667             1,061

-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                      SHARES             (000)
-------------------------------------------------------------------------------
   EG&G, Inc.                                         28,925      $      1,030
-  Andrew Corp.                                       53,500             1,013
-  Rowan Cos., Inc.                                   54,200               999
   Alberto-Culver Co. Class B                         36,894               982
   Worthington Industries, Inc.                       59,756               982
   National Service Industries, Inc.                  26,639               959
   Tektronix, Inc.                                    30,500               921
   Vulcan Materials Co.                               18,600               897
   Cyprus Amax Minerals Co.                           58,788               893
   Briggs & Stratton Corp.                            15,150               875
   Longs Drug Stores, Inc.                            25,152               869
   Peoples Energy Corp.                               22,969               866
   Ball Corp.                                         19,881               840
   Great Atlantic & Pacific
    Tea Co., Inc.                                     24,777               838
   Potlatch Corp.                                     18,658               820
   Polaroid Corp.                                     28,584               790
   The Timken Co.                                     40,144               783
   Kaufman & Broad Home Corp.                         31,157               775
   Helmerich & Payne, Inc.                            31,916               760
   The Pep Boys (Manny,
    Moe & Jack)                                       34,223               740
-  Reebok International Ltd.                          36,500               680
-  Bethlehem Steel Corp.                              84,690               651
   Pulte Corp.                                        27,882               643
   ONEOK, Inc.                                        20,200               641
   Fleetwood Enterprises, Inc.                        22,722               601
   Eastern Enterprises                                14,725               585
   Springs Industries Inc. Class A                    11,726               512
   ASARCO, Inc.                                       25,965               488
-  Data General Corp.                                 32,755               477
   Milacron Inc.                                      25,153               465
-  Fruit of the Loom Inc. Class A                     47,100               459
   Russell Corp.                                      23,390               456
   NACCO Industries, Inc. Class A                      5,330               392
   Foster Wheeler Corp.                               26,700               377
   Battle Mountain Gold Co. Class A                  150,680               367
-  Triad Hospitals, Inc.                              20,935               283
-  LifePoint Hospitals, Inc.                          20,935               281
   Moore Corp. Ltd.                                   15,559               130
-  Viacom Inc. Class A                                 1,532                68
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $2,851,512)                                                 3,566,683
-------------------------------------------------------------------------------
                                                        FACE
                                                      AMOUNT
                                                       (000)
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.3%)(1)
-------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 4.75%, 7/22/1999                                  $  400               399
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   4.87%, 7/1/1999                                     9,519             9,519
-------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $9,918)                                                         9,918
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.7%)
   (COST $2,861,430)                                                $3,576,601
-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                                         (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (0.3%)                              $  9,989
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $3,586,590
===============================================================================

*  See Note A in Notes to Financial Statements.

-  Non-Income-Producing Security.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.5% and 0.2%, respectively, of net assets. See Note F in Notes to Financial Statements.

(2)Security segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
ASSETS
Investments in Securities, at Value                                 $3,576,601
Receivables for Investment Securities Sold                             588,106
Other Assets--Note B                                                     9,404
                                                                    -----------
   Total Assets                                                      4,174,111
                                                                    -----------
LIABILITIES
Payables for Investment Securities Purchased                           582,192
Other Liabilities                                                        5,329
                                                                    -----------
   Total Liabilities                                                   587,521
-------------------------------------------------------------------------------
NET ASSETS                                                          $3,586,590
===============================================================================

-------------------------------------------------------------------------------
 AT JUNE 30, 1999, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
                                                                        AMOUNT
                                                                         (000)
-------------------------------------------------------------------------------
Paid in Capital                                                     $2,684,299
Undistributed Net Investment Income                                      2,064
Accumulated Net Realized Gains                                         185,051
Unrealized Appreciation--Note F
  Investment Securities                                                715,171
  Futures Contracts                                                          5
-------------------------------------------------------------------------------
NET ASSETS                                                          $3,586,590
===============================================================================

Investor Shares--Net Assets
  Applicable to 130,348,412 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                         $3,214,280
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                       $24.66
===============================================================================

Institutional Shares--Net Assets
  Applicable to 15,098,197 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                           $372,310
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                  $24.66
===============================================================================

-------------------------------------------------------------------------------
                                                                        MARKET
TOTAL STOCK MARKET                                                      VALUE*
INDEX FUND                                            SHARES             (000)
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (97.9%)(1)
-------------------------------------------------------------------------------
-  Microsoft Corp.                                 5,829,042      $    525,707
   General Electric Co.                            3,764,120           425,345
   International Business
    Machines Corp.                                 2,087,935           269,865
   Wal-Mart Stores, Inc.                           5,119,660           247,023
-  Cisco Systems, Inc.                             3,680,803           236,722
   Lucent Technologies, Inc.                       3,490,828           235,413
   Intel Corp.                                     3,790,420           225,530
   Exxon Corp.                                     2,793,051           215,414
   AT&T Corp.                                      3,660,869           204,322
   Merck & Co., Inc.                               2,715,746           200,965
   Citigroup, Inc.                                 3,887,525           184,657
-  MCI WorldCom, Inc.                              2,136,552           183,877
   The Coca-Cola Co.                               2,838,832           177,427
   American International
    Group, Inc.                                    1,425,234           166,841
   Pfizer, Inc.                                    1,489,019           163,420
   Bristol-Myers Squibb Co.                        2,284,655           160,925
   Johnson & Johnson                               1,547,591           151,664
   Bank of America Corp.                           2,007,422           147,169
-  America Online, Inc.                            1,236,514           136,635
   Procter & Gamble Co.                            1,528,367           136,407
   SBC Communications Inc.                         2,259,359           131,043
   Hewlett-Packard Co.                             1,167,745           117,358
-  Berkshire Hathaway Inc.
    Class A                                            1,697           116,923
   Bell Atlantic Corp.                             1,785,873           116,751
   Philip Morris Cos., Inc.                        2,775,737           111,550
   Home Depot, Inc.                                1,704,633           109,842
-  Dell Computer Corp.                             2,903,146           107,416
   BellSouth Corp.                                 2,181,299           102,248
   Time Warner, Inc.                               1,372,558           100,883
   Ameritech Corp.                                 1,264,383            92,932
   Eli Lilly & Co.                                 1,266,522            90,715
   Schering-Plough Corp.                           1,693,583            89,760
   Mobil Corp.                                       900,284            89,128
   E.I. du Pont de Nemours & Co.                   1,297,658            88,646
   American Home Products Corp.                    1,506,762            86,639
   GTE Corp.                                       1,117,933            84,683
   The Chase Manhattan Corp.                         972,508            84,243
   Wells Fargo Co.                                 1,901,498            81,289
   Bank One Corp.                                  1,358,691            80,927
   Fannie Mae                                      1,179,286            80,634
   Abbott Laboratories                             1,749,175            79,587
   Ford Motor Co.                                  1,392,980            78,616
   The Walt Disney Co.                             2,369,199            73,001
   Chevron Corp.                                     754,028            71,774
   Warner-Lambert Co.                                988,239            68,559
   American Express Co.                              518,341            67,449
   Morgan Stanley Dean
    Witter & Co.                                     656,425            67,283
   PepsiCo, Inc.                                   1,699,233            65,739
   Motorola, Inc.                                    693,773            65,735
   Texas Instruments, Inc.                           451,030            65,399
   McDonald's Corp.                                1,562,308            64,543
-  EMC Corp.                                       1,164,686            64,058
-  Oracle Corp.                                    1,656,035            61,480
-  Sun Microsystems, Inc.                            890,304            61,320
   Sprint Corp.                                      998,447            52,730
   Medtronic, Inc.                                   672,110            52,340
   Gillette Co.                                    1,276,074            52,319
   First Union Corp.                               1,108,332            52,092
-  MediaOne Group, Inc.                              696,675            51,815
   Charles Schwab Corp.                              469,661            51,604
   The Gap, Inc.                                     988,698            49,806
   The Boeing Co.                                  1,120,649            49,519
   General Motors Corp.                              746,024            49,237
   Freddie Mac                                       799,784            46,387
   Compaq Computer Corp.                           1,955,746            46,327
   Xerox Corp.                                       760,885            44,940
-  Yahoo!, Inc.                                      260,588            44,886
   Minnesota Mining &
    Manufacturing Co.                                463,275            40,276
   Schlumberger Ltd.                                 629,332            40,080
   AlliedSignal Inc.                                 635,892            40,061
   United Technologies Corp.                         549,144            39,367
   Anheuser-Busch Cos., Inc.                         547,281            38,823
   Texaco Inc.                                       617,228            38,577
   Waste Management, Inc.                            700,777            37,667
   Associates First Capital Corp.                    829,188            36,743
-  Amgen, Inc.                                       589,035            35,857
-  CBS Corp.                                         819,016            35,576
   Kimberly-Clark Corp.                              606,211            34,554
   Carnival Corp.                                    705,505            34,217
   Computer Associates
    International, Inc.                              617,084            33,940
   U S WEST, Inc.                                    573,534            33,695
-  Viacom Inc. Class B                               765,467            33,680
   Walgreen Co.                                    1,140,573            33,504
   Merrill Lynch & Co., Inc.                         417,539            33,377
   Allstate Corp.                                    928,387            33,306
   Enron Corp.                                       406,824            33,258
   Colgate-Palmolive Co.                             336,159            33,196
   Dayton Hudson Corp.                               504,160            32,770
   Comcast Corp. Class A Special                     840,924            32,323
   Dow Chemical Co.                                  252,801            32,074
   Electronic Data Systems Corp.                     566,288            32,031
   The Bank of New York Co., Inc.                    865,176            31,741
-  Applied Materials, Inc.                           429,144            31,703
   Emerson Electric Co.                              500,794            31,487
   Automatic Data Processing, Inc.                   704,325            30,990
   Atlantic Richfield Co.                            370,402            30,952
-  Tellabs, Inc.                                     450,497            30,437
   Fleet Financial Group, Inc.                       649,610            28,826
   Monsanto Co.                                      726,525            28,652
-  Sprint PCS                                        500,851            28,611
   U.S. Bancorp                                      836,354            28,436
   J.P. Morgan & Co., Inc.                           201,983            28,379
-  Safeway, Inc.                                     571,348            28,282
   MBNA Corp.                                        913,001            27,961
-  Qwest Communications
    International Inc.                               805,324            26,626
-  Clear Channel
    Communications, Inc.                             381,690            26,313
-  The Kroger Co.                                    940,688            26,280
   Alcoa Inc.                                        420,904            26,043
   Household International, Inc.                     544,094            25,776
   SunTrust Banks, Inc.                              369,959            25,689
-  QUALCOMM, Inc.                                    176,100            25,270
   Eastman Kodak Co.                                 365,136            24,738
   Albertson's, Inc.                                 471,401            24,307
   Caterpillar, Inc.                                 403,846            24,231


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
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                                                                        MARKET
                                                                        VALUE*
                                                      SHARES             (000)
-------------------------------------------------------------------------------
   First Data Corp.                                  494,569      $     24,203
   Washington Mutual, Inc.                           677,386            23,962
   National City Corp.                               365,783            23,959
   Lowe's Cos., Inc.                                 420,701            23,848
   International Paper Co.                           467,506            23,609
-  Level 3 Communications, Inc.                      390,300            23,442
   Sara Lee Corp.                                  1,028,805            23,341
   Illinois Tool Works, Inc.                         283,796            23,271
   Campbell Soup Co.                                 496,776            23,038
   Halliburton Co.                                   506,964            22,940
   Marsh & McLennan Cos., Inc.                       303,752            22,933
-  Amazon.com, Inc.                                  182,500            22,835
   ALLTEL Corp.                                      318,729            22,789
   Gannett Co., Inc.                                 317,072            22,631
   CVS Corp.                                         442,775            22,471
   Duke Energy Corp.                                 412,654            22,438
   Raytheon Co. Class B                              312,827            22,015
-  Cox Communications Class A                        597,570            21,998
   Firstar Corp.                                     771,825            21,611
-  eBay Inc.                                         141,900            21,480
   Mellon Bank Corp.                                 590,320            21,473
   American General Corp.                            284,813            21,468
-  At Home Corp. Series A                            397,544            21,442
   Southern Co.                                      789,676            20,926
   Williams Cos., Inc.                               489,878            20,850
   CIGNA Corp.                                       230,751            20,537
   H.J. Heinz Co.                                    407,954            20,449
   Baxter International, Inc.                        335,551            20,343
   Fifth Third Bancorp                               304,454            20,265
   NIKE, Inc. Class B                                318,612            20,172
-  Costco Cos., Inc.                                 248,865            19,925
   Cardinal Health, Inc.                             308,714            19,796
   PNC Bank Corp.                                    343,089            19,771
   Wachovia Corp.                                    229,927            19,673
-  Boston Scientific Corp.                           446,572            19,621
   Pitney Bowes, Inc.                                304,984            19,595
   Corning, Inc.                                     276,564            19,394
   Sears, Roebuck & Co.                              432,364            19,267
-  Solectron Corp.                                   285,900            19,066
-  Cendant Corp.                                     909,550            18,646
-  Priceline.com Inc.                                161,300            18,640
-  FDX Corp.                                         336,990            18,282
   Guidant Corp.                                     342,308            17,607
   BankBoston Corp.                                  336,258            17,191
   The Equitable Cos.                                253,591            16,990
-  NEXTEL Communications, Inc.                       332,777            16,701
   Lockheed Martin Corp.                             446,756            16,642
   Honeywell, Inc.                                   143,130            16,585
   Burlington Northern
    Santa Fe Corp.                                   532,305            16,501
   Avon Products, Inc.                               296,874            16,476
   Columbia/HCA Healthcare Corp.                     721,966            16,470
   Union Pacific Corp.                               280,672            16,367
   KeyCorp                                           509,274            16,360
-  Staples, Inc.                                     526,626            16,292
   Omnicom Group Inc.                                201,928            16,154
   May Department Stores Co.                         391,996            16,023
-  Best Buy Co., Inc.                                235,200            15,876
   State Street Corp.                                185,641            15,849
   Bestfoods                                         318,813            15,781
   Weyerhaeuser Co.                                  226,474            15,570
   The Hartford Financial
    Services Group Inc.                              260,383            15,183
   Kellogg Co.                                       459,799            15,173
   Providian Financial Corp.                         161,193            15,071
   Newell Rubbermaid, Inc.                           319,264            14,846
   ConAgra, Inc.                                     554,080            14,752
   Textron, Inc.                                     176,737            14,548
   J.C. Penney Co., Inc.                             298,557            14,499
   AFLAC, Inc.                                       302,776            14,495
   Phillips Petroleum Co.                            287,615            14,471
-  BMC Software, Inc.                                267,690            14,455
   Coca-Cola Enterprises, Inc.                       480,863            14,306
   The Clorox Co.                                    133,735            14,284
   Aetna Inc.                                        159,487            14,264
-  Kohl's Corp.                                      184,353            14,230
   PG&E Corp.                                        434,532            14,122
   General Mills, Inc.                               174,595            14,033
   Intimate Brands, Inc.                             295,575            14,003
-  AMR Corp.                                         203,341            13,878
   Interpublic Group of Cos., Inc.                   159,249            13,795
-  CMGI Inc                                          115,392            13,162
   Rockwell International Corp.                      215,698            13,104
   BB&T Corp.                                        356,198            13,068
-  Compuware Corp.                                   409,989            13,043
   United Healthcare Corp.                           207,725            13,009
   Texas Utilities Co.                               315,005            12,994
   Norfolk Southern Corp.                            431,217            12,990
   The Chubb Corp.                                   181,430            12,609
-  AES Corp.                                         216,586            12,589
   Mattel, Inc.                                      472,893            12,502
-  Computer Sciences Corp.                           180,252            12,471
   Capital One Financial Corp.                       223,826            12,464
   Baker Hughes, Inc.                                371,633            12,450
-  Federated Department
    Stores, Inc.                                     233,490            12,360
   Northern Trust Corp.                              126,563            12,277
   Ingersoll-Rand Co.                                188,046            12,152
   The McGraw-Hill Cos., Inc.                        224,115            12,088
   Vodafone AirTouch PLC ADR                          61,143            12,045
   TJX Cos., Inc.                                    359,757            11,984
   Aon Corp.                                         290,262            11,973
   Delphi Automotive
    Systems Corp.                                    641,252            11,903
   Southwest Airlines Co.                            382,152            11,894
   Wrigley, (Wm.) Jr. Co.                            131,979            11,878
   Progressive Corp. of Ohio                          81,833            11,866
-  Unisys Corp.                                      304,353            11,851
   Tribune Co.                                       135,701            11,823
   Lincoln National Corp.                            225,449            11,794
   Linear Technology Corp.                           175,092            11,775
   Consolidated Edison Inc.                          259,597            11,747
   PPG Industries, Inc.                              196,337            11,596
-  Immunex Corp.                                      90,900            11,584
   Frontier Corp.                                    196,182            11,575
   Franklin Resources Corp.                          281,864            11,451
   USX-Marathon Group                                350,280            11,406
-  Micron Technology, Inc.                           282,609            11,393
   IMS Health, Inc.                                  358,747            11,211
   CSX Corp.                                         246,781            11,182
   Ralston-Ralston Purina Group                      367,354            11,181
   Unocal Corp.                                      281,830            11,167
   Conseco Inc.                                      366,522            11,156
   The Limited, Inc.                                 245,828            11,154

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
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                                                                        MARKET
TOTAL STOCK MARKET                                                      VALUE*
INDEX FUND                                            SHARES             (000)
-------------------------------------------------------------------------------
   Sysco Corp.                                       371,387      $     11,072
   FPL Group, Inc.                                   202,386            11,055
-  Biogen, Inc.                                      170,400            10,959
-  3Com Corp.                                        409,953            10,941
   Masco Corp.                                       378,421            10,927
   Tandy Corp.                                       220,962            10,799
-  E*TRADE Group, Inc.                               267,400            10,679
   Pioneer Hi-Bred
    International, Inc.                              271,794            10,583
   Comerica, Inc.                                    177,919            10,575
   Deere & Co.                                       266,814            10,572
   Marriott International, Inc.
    Class A                                          282,736            10,567
   Edison International                              393,491            10,526
-  Gateway, Inc.                                     177,632            10,480
   Transamerica Corp.                                139,557            10,467
   PECO Energy Corp.                                 249,332            10,441
   The Goodyear Tire & Rubber Co.                    177,032            10,412
   Circuit City Stores, Inc.                         111,867            10,404
   Air Products & Chemicals, Inc.                    256,517            10,325
-  Maxim Integrated Products, Inc.                   155,000            10,307
   Rohm & Haas Co.                                   240,346            10,305
   Mercantile Bancorp, Inc.                          178,946            10,222
   Archer-Daniels-Midland Co.                        660,473            10,196
   Public Service Enterprise
    Group, Inc.                                      248,946            10,176
   McKesson HBOC, Inc.                               314,371            10,099
   The Quaker Oats Co.                               152,018            10,090
-  Lexmark International
    Group, Inc. Class A                              151,600            10,015
-  Novell, Inc.                                      374,939             9,936
   General Dynamics Corp.                            144,559             9,902
   Loews Corp.                                       124,238             9,830
   Regions Financial Corp.                           253,898             9,759
   Coastal Corp.                                     241,974             9,679
   Harley-Davidson, Inc.                             177,292             9,640
-  Xilinx, Inc.                                      167,400             9,584
   Unicom Corp.                                      246,502             9,506
   Hershey Foods Corp.                               160,008             9,500
   Fort James Corp.                                  250,535             9,489
-  Office Depot, Inc.                                428,437             9,452
   Dominion Resources, Inc.                          217,951             9,440
-  Tricon Global Restaurants, Inc.                   174,298             9,434
-  Analog Devices, Inc.                              186,005             9,335
   Georgia Pacific Group                             196,834             9,325
-  Kmart Corp.                                       563,818             9,268
-  AutoNation, Inc.                                  519,958             9,262
   Reliant Energy, Inc.                              334,502             9,241
   Delta Air Lines, Inc.                             158,017             9,106
-  Veritas Software Corp.                             95,325             9,050
-  Chancellor Media Corp.                            162,356             8,950
   Paychex, Inc.                                     273,784             8,727
   Dover Corp.                                       248,862             8,710
   Entergy Corp.                                     278,002             8,687
   Danaher Corp.                                     149,200             8,672
   UNUM Corp.                                        157,880             8,644
   Cintas Corp.                                      128,400             8,627
   Praxair, Inc.                                     175,672             8,597
   Dana Corp.                                        185,657             8,552
   Burlington Resources, Inc.                        197,529             8,543
   Becton, Dickinson & Co.                           284,412             8,532
   Donaldson, Lufkin &
    Jenrette, Inc.                                   140,200             8,447
   Allergan, Inc.                                     75,912             8,426
-  Cablevision Systems Corp.
    Class B                                          120,300             8,421
   SLM Holding Corp.                                 183,720             8,417
   St. Paul Cos., Inc.                               262,926             8,364
   Occidental Petroleum Corp.                        395,001             8,344
   Royal Caribbean Cruises, Ltd.                     190,000             8,312
   Lehman Brothers Holdings, Inc.                    133,288             8,297
-  Altera Corp.                                      225,240             8,292
-  General Instrument Corp.                          193,668             8,231
   Huntington Bancshares Inc.                        235,135             8,230
-  Apple Computer, Inc.                              177,549             8,223
   American Electric
    Power Co., Inc.                                  218,385             8,203
   FirstEnergy Corp.                                 263,906             8,181
   Republic New York Corp.                           119,496             8,148
-  CNA Financial Corp.                               201,684             8,130
   Summit Bancorp                                    193,693             8,099
   Kansas City Southern
    Industries, Inc.                                 125,247             7,992
   Marshall & Ilsley Corp.                           123,291             7,937
   Jefferson-Pilot Corp.                             119,296             7,896
   Fortune Brands, Inc.                              190,802             7,894
-  Starbucks Corp.                                   209,300             7,862
   Avery Dennison Corp.                              129,676             7,829
-  General Motors Corp. Class H                      137,594             7,740
   PaineWebber Group, Inc.                           165,492             7,737
-  VISIX Inc.                                         96,884             7,672
   Browning-Ferris Industries, Inc.                  176,041             7,570
-  LSI Logic Corp.                                   162,391             7,490
   Eaton Corp.                                        81,364             7,485
-  Uniphase Corp.                                     45,000             7,470
-  Outdoor Systems, Inc.                             203,903             7,442
   New York Times Co. Class A                        202,007             7,436
   Equity Office Properties
    Trust REIT                                       289,511             7,419
   TRW, Inc.                                         133,321             7,316
   SouthTrust Corp.                                  189,622             7,277
-  Global TeleSystems Group, Inc.                     89,500             7,249
   Carolina Power & Light Co.                        168,516             7,214
   Union Carbide Corp.                               147,937             7,212
   Nabisco Group Holdings Corp.                      368,653             7,212
   Union Planters Corp.                              161,054             7,197
   Dollar General Corp.                              246,991             7,163
   MBIA, Inc.                                        110,605             7,162
-  ADC Telecommunications, Inc.                      156,800             7,144
   Rite Aid Corp.                                    288,688             7,109
-  Inktomi Corp.                                      53,800             7,075
-  Knight/Trimark Group, Inc.                        117,200             7,069
   UnionBanCal Corp.                                 195,200             7,052
-  HEALTHSOUTH Corp.                                 469,871             7,019
   Genuine Parts Co.                                 200,292             7,010
-  NTL Inc.                                           81,300             7,007
   Cincinnati Financial Corp.                        186,301             6,998
   Maytag Corp.                                      100,220             6,984
-  Teradyne, Inc.                                     97,129             6,969
-  Seagate Technology Inc.                           271,405             6,955
   Estee Lauder Cos. Class A                         137,642             6,899
-  AmeriTrade Holding Corp.                           64,900             6,879
-  Siebel Systems, Inc.                              102,733             6,819

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
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                                                                        MARKET
                                                                        VALUE*
                                                      SHARES             (000)
-------------------------------------------------------------------------------
-  Univision Communications Inc.                     102,800      $      6,785
   Johnson Controls, Inc.                             96,701             6,702
   Stryker Corp.                                     111,100             6,680
   SAFECO Corp.                                      151,346             6,678
   Molex, Inc.                                       179,287             6,634
   PE Corp. PE Biosystems Group                       57,230             6,567
   Dun & Bradstreet Corp.                            183,958             6,519
   DTE Energy Co.                                    162,291             6,492
   Consolidated Natural Gas Co.                      106,207             6,452
   ServiceMaster Co.                                 343,650             6,443
-  Tenet Healthcare Corp.                            345,293             6,409
-  Wellpoint Health Networks Inc.
    Class A                                           75,493             6,407
-  KLA-Tencor Corp.                                   97,624             6,333
   Leggett & Platt, Inc.                             227,200             6,319
   Ecolab, Inc.                                      144,351             6,297
   Whirlpool Corp.                                    84,995             6,290
   CenturyTel, Inc.                                  158,104             6,285
-  Concord EFS, Inc.                                 148,037             6,264
-  Intuit, Inc.                                       69,500             6,264
   Food Lion Inc. Class A                            526,200             6,249
-  Conexant Systems, Inc.                            107,583             6,246
-  Metromedia Fiber Network, Inc.                    173,700             6,242
   Washington Post Co. Class B                        11,600             6,238
   Galileo International, Inc.                       116,500             6,225
-  Bed Bath & Beyond, Inc.                           160,704             6,187
   Black & Decker Corp.                               97,622             6,162
   Equity Residential Properties
    Trust REIT                                       135,513             6,106
   Golden West Financial Corp.                        62,244             6,100
   PacifiCorp                                        330,994             6,082
-  Healtheon Corp.                                    78,900             6,075
   Hasbro, Inc.                                      217,385             6,073
   UST, Inc.                                         207,031             6,056
   Sempra Energy                                     266,648             6,033
   GPU, Inc.                                         142,781             6,023
   Winn-Dixie Stores, Inc.                           162,660             6,008
   Starwood Hotels & Resorts
    Worldwide, Inc.                                  196,551             6,007
   Tyson Foods, Inc.                                 266,289             5,991
   Amerada Hess Corp.                                100,614             5,986
   Ameren Corp.                                      155,802             5,979
   First Security Corp.                              219,282             5,975
   Bear Stearns Co., Inc.                            127,566             5,964
   Provident Cos., Inc.                              147,753             5,910
   Conoco Inc.                                       211,700             5,901
   Equifax, Inc.                                     164,741             5,879
-  Comverse Technology, Inc.                          77,625             5,861
   Synovus Financial Corp.                           294,413             5,851
   Service Corp. International                       303,580             5,844
   Columbia Energy Group                              92,985             5,829
   MGIC Investment Corp.                             119,682             5,819
-  USA Networks, Inc.                                144,824             5,811
-  Broadcom Corp.                                     40,100             5,797
-  Vitesse Semiconductor Corp.                        85,800             5,786
-  Quintiles Transnational Corp.                     137,668             5,782
-  Toys R Us, Inc.                                   278,090             5,753
   Zions Bancorp                                      90,488             5,746
   VF Corp.                                          134,002             5,728
-  Abercrombie & Fitch Co.                           119,236             5,723
-  Jones Apparel Group, Inc.                         166,662             5,719
-  Gulfstream Aerospace Corp.                         84,600             5,716
-  NCR Corp.                                         117,032             5,713
   First American Corp. (Tenn.)                      137,360             5,709
   Willamette Industries, Inc.                       123,526             5,690
   Cooper Industries, Inc.                           109,305             5,684
   First Tennessee National Corp.                    148,100             5,674
-  ALZA Corp.                                        111,361             5,665
   W.W. Grainger, Inc.                               105,184             5,660
   Cinergy Corp.                                     175,743             5,624
-  Owens-Illinois, Inc.                              171,954             5,621
   Adobe Systems, Inc.                                67,983             5,585
-  Citrix Systems, Inc.                               98,500             5,565
-  The Goldman Sachs Group, Inc.                      77,000             5,563
   Central & South West Corp.                        236,686             5,532
   Parker Hannifin Corp.                             120,764             5,525
   R.R. Donnelley & Sons Co.                         148,772             5,514
   Vulcan Materials Co.                              114,070             5,504
-  Broadcast.com, Inc.                                41,000             5,476
   CMS Energy Corp.                                  130,260             5,455
   H & R Block, Inc.                                 108,926             5,446
   PP&L Resources Inc.                               176,895             5,439
-  Exodus Communications, Inc.                        45,200             5,421
   Dow Jones & Co., Inc.                             102,148             5,420
   Charter One Financial                             193,591             5,384
   Vastar Resources, Inc.                            102,600             5,380
   Countrywide Credit
    Industries, Inc.                                 125,388             5,360
   Torchmark Corp.                                   156,916             5,355
   T. Rowe Price                                     138,800             5,326
   Sherwin-Williams Co.                              191,480             5,313
   Nordstrom, Inc.                                   157,396             5,273
   International Flavors &
    Fragrances, Inc.                                 118,406             5,254
   Old Kent Financial Corp.                          125,155             5,241
-  Infinity Broadcasting Corp.                       175,900             5,233
   The CIT Group, Inc.                               180,800             5,221
-  Ceridian Corp.                                    158,417             5,178
   Anadarko Petroleum Corp.                          140,240             5,162
   Champion International Corp.                      106,490             5,098
   Northrop Grumman Corp.                             76,635             5,082
-  RealNetworks, Inc.                                 73,400             5,055
-  AutoZone Inc.                                     167,027             5,032
-  NorthPoint Communications
    Group, Inc.                                      137,600             5,022
   Weatherford International, Inc.                   137,129             5,022
-  Sanmina Corp.                                      66,079             5,014
-  U.S. Cellular Corp.                                93,700             5,013
   The Times Mirror Co. Class A                       84,246             4,991
   Telephone & Data Systems, Inc.                     68,000             4,968
   Biomet, Inc.                                      124,816             4,961
   Allegheny Teledyne Inc.                           218,875             4,952
   New Century Energies, Inc.                        127,527             4,950
   Constellation Energy Group                        165,653             4,907
   El Paso Energy Corp.                              139,436             4,906
-  Loral Space & Communications                      271,484             4,887
-  Smurfit-Stone Container Corp.                     237,623             4,886
-  Sealed Air Corp.                                   75,288             4,884
   Brown-Forman Corp. Class B                         74,659             4,867
   Reader's Digest Assn., Inc.
    Class A                                          122,406             4,866
-  Republic Services, Inc. Class A                   195,900             4,848
   Kerr-McGee Corp.                                   96,386             4,837
   Knight Ridder                                      87,594             4,812

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
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                                                                        MARKET
TOTAL STOCK MARKET                                                      VALUE*
INDEX FUND                                            SHARES             (000)
-------------------------------------------------------------------------------
-  Saks Inc.                                         166,556      $      4,809
   Family Dollar Stores, Inc.                        200,200             4,805
   Apache Corp.                                      123,031             4,798
   Bausch & Lomb, Inc.                                62,138             4,753
   The Mead Corp.                                    113,446             4,736
-  Quantum Corp.                                     195,600             4,719
-  PeopleSoft, Inc.                                  273,206             4,713
-  VeriSign, Inc.                                     54,600             4,709
-  National Semiconductor Corp.                      185,065             4,684
   Florida Progress Corp.                            112,879             4,663
   Simon Property Group, Inc. REIT                   183,672             4,661
   PACCAR, Inc.                                       87,177             4,653
   Reliastar Financial Corp.                         106,192             4,646
-  eToys Inc.                                        113,500             4,625
   Tosco Corp.                                       178,058             4,618
   AmSouth Bancorp                                   198,612             4,605
   Nucor Corp.                                        97,001             4,601
   Allegheny Energy, Inc.                            142,600             4,572
   Union Pacific Resources
    Group, Inc.                                      280,056             4,568
   Popular, Inc.                                     150,056             4,548
-  Genzyme Corp.                                      93,478             4,534
   Comdisco, Inc.                                    176,750             4,529
-  McLeodUSA, Inc. Class A                            82,100             4,515
   Tenneco, Inc.                                     189,049             4,513
   AMBAC Financial Group Inc.                         78,944             4,510
-  SunGard Data Systems, Inc.                        130,700             4,509
-  Synopsys, Inc.                                     81,586             4,502
   KeySpan Corp.                                     170,535             4,498
   Eastman Chemical Co.                               86,649             4,484
   Montana Power Co.                                  63,600             4,484
-  Network Appliance, Inc.                            80,100             4,475
-  CNET, Inc.                                         77,400             4,460
-  FISERV, INC.                                      142,439             4,460
-  American Power
    Conversion Corp.                                 221,000             4,448
-  Forest Laboratories, Inc.                          96,084             4,444
-  Rhythms NetConnections Inc.                        75,800             4,425
   Dial Corp.                                        118,663             4,413
   Hercules, Inc.                                    111,980             4,402
-  Lycos, Inc.                                        47,902             4,401
   M & T Bank Corp.                                    7,956             4,376
   Case Corp.                                         90,767             4,368
-  American Eagle Outfitters, Inc.                    95,800             4,359
-  Covad Communications
    Group, Inc.                                       81,250             4,332
   Raytheon Co. Class A                               62,770             4,323
-  Chiron Corp.                                      207,632             4,308
   Diamond Offshore Drilling, Inc.                   151,200             4,290
-  Jabil Circuit, Inc.                                94,800             4,278
   Reynolds Metals Co.                                71,958             4,245
-  Adaptec, Inc.                                     120,000             4,238
   Federal-Mogul Corp.                                81,200             4,222
-  US Airways Group, Inc.                             96,852             4,219
   Temple-Inland Inc.                                 61,658             4,208
-  MedImmune Inc.                                     62,100             4,207
-  Allied Waste Industries, Inc.                     212,390             4,195
-  DST Systems, Inc.                                  66,700             4,194
-  Hispanic Broadcasting Corp.                        55,100             4,181
   ITT Industries, Inc.                              108,808             4,148
   Dillard's Inc.                                    117,873             4,140
-  Parametric Technology Corp.                       298,350             4,140
   Northern States Power Co.                         170,199             4,117
   Hilton Hotels Corp.                               288,845             4,098
-  Cadence Design Systems, Inc.                      321,362             4,097
-  Litton Industries, Inc.                            57,069             4,095
-  Sterling Commerce, Inc.                           110,885             4,047
   Potomac Electric Power Co.                        136,900             4,030
   Allmerica Financial Corp.                          66,215             4,027
   Harcourt General, Inc.                             77,935             4,019
   Sonat, Inc.                                       121,215             4,015
-  DoubleClick Inc.                                   43,600             4,000
   Green Point Financial Corp.                       121,700             3,993
   Phelps Dodge Corp.                                 64,449             3,992
-  SCI Systems, Inc.                                  83,916             3,986
   E.W. Scripps Co. Class A                           83,676             3,980
   The Pepsi Bottling Group, Inc.                    171,700             3,960
-  R.J. Reynolds Tobacco
    Holdings, Inc.                                   125,597             3,956
-  Portal Software, Inc.                              85,300             3,950
   Mylan Laboratories, Inc.                          148,950             3,947
   Pinnacle West Capital Corp.                        97,800             3,936
   Cincinnati Bell, Inc.                             157,500             3,928
   Public Storage, Inc. REIT                         139,602             3,909
   Wendy's International, Inc.                       137,736             3,900
   Crown Cork & Seal Co., Inc.                       136,468             3,889
-  American Standard Cos., Inc.                       80,700             3,874
-  Andrx Corp.                                        50,200             3,872
   Sigma-Aldrich Corp.                               112,253             3,866
-  Electronic Arts Inc.                               71,100             3,857
-  American Tower Corp. Class A                      160,400             3,850
   NiSource, Inc.                                    148,860             3,842
-  Century Communications Corp.
    Class A                                           83,100             3,823
-  Pacificare Health Systems, Inc.                    53,036             3,815
   Tiffany & Co.                                      39,468             3,809
-  Allegiance Telecom, Inc.                           69,300             3,803
-  Centocor, Inc.                                     81,548             3,802
-  QLogic Corp.                                       28,654             3,782
-  Lear Corp.                                         76,000             3,781
   FINOVA Group, Inc.                                 71,729             3,775
-  UAL Corp.                                          57,980             3,769
   Energy East Corp.                                 143,400             3,728
   Nalco Chemical Co.                                 71,812             3,725
   Symbol Technologies, Inc.                         100,713             3,714
-  Watson Pharmaceuticals, Inc.                      105,896             3,713
-  Fox Entertainment Group, Inc.
    Class A                                          137,200             3,696
-  Mirage Resorts, Inc.                              219,976             3,685
-  Navistar International Corp.                       73,411             3,671
   Newmont Mining Corp.                              184,127             3,660
-  Convergys Corp.                                   188,200             3,623
   Total System Services, Inc.                       189,386             3,598
   Engelhard Corp.                                   158,669             3,590
-  Waters Corp.                                       67,000             3,559
-  United International Holdings,
     Inc. Class A                                     52,600             3,557
   ProLogis Trust REIT                               175,117             3,546
   North Fork Bancorp, Inc.                          165,930             3,536
   A.G. Edwards & Sons, Inc.                         109,449             3,530
-  i2 Technologies, Inc.                              81,800             3,517
-  Thermo Electron Corp.                             175,006             3,511
   New England Electric System                        69,800             3,499
   Viad Corp.                                        112,863             3,492

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
-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                      SHARES             (000)
-------------------------------------------------------------------------------
   The BFGoodrich Co.                                 82,003      $      3,485
   Enron Oil & Gas Co.                               171,124             3,465
   TECO Energy, Inc.                                 152,300             3,465
   Starwood Financial Trust REIT                      55,600             3,447
   Sonoco Products Co.                               115,036             3,444
   Compass Bancshares Inc.                           126,274             3,441
   DPL Inc.                                          186,775             3,432
-  CIENA Corp.                                       113,600             3,429
   Deluxe Corp.                                       87,905             3,423
   SuperValu Inc.                                    133,011             3,417
   Harris Corp.                                       86,618             3,394
   Fluor Corp.                                        83,618             3,387
-  SFX Entertainment, Inc.                            50,788             3,381
-  Silicon Graphics, Inc.                            206,358             3,379
-  SPX Corp.                                          40,403             3,374
   Crescent Real Estate, Inc. REIT                   141,400             3,358
   Young & Rubicam Inc.                               73,900             3,358
   Unitrin, Inc.                                      81,810             3,354
   Hormel Foods Corp.                                 83,300             3,353
   Darden Restaurants Inc.                           153,705             3,353
-  RCN Corp.                                          80,500             3,351
   Dynegy,Inc.                                       164,200             3,346
-  Outback Steakhouse                                 84,500             3,322
-  St. Jude Medical, Inc.                             93,144             3,318
   Wisconsin Energy Corp.                            132,323             3,316
-  Niagara Mohawk Holdings Inc.                      206,418             3,316
-  Consolidated Stores, Inc.                         121,913             3,292
   Hillenbrand Industries, Inc.                       76,100             3,291
-  Golden State Bancorp Inc.                         149,443             3,288
-  MGM Grand, Inc.                                    66,995             3,283
-  Health Management Associates
    Class A                                          291,532             3,280
   Archstone Communities Trust
    REIT                                             149,368             3,277
   DQE Inc.                                           81,507             3,270
-  Infoseek Corp.                                     68,100             3,265
   Vornado Realty Trust REIT                          92,300             3,259
-  E-Tek Dynamics, Inc.                               68,400             3,253
-  Rational Software Corp.                            98,763             3,253
-  BroadVision, Inc.                                  44,100             3,252
-  Sybron International Corp.                        117,692             3,244
   Ashland, Inc.                                      80,414             3,227
-  RF Micro Devices, Inc.                             43,100             3,216
-  TV Guide, Inc.                                     87,300             3,197
-  Citizens Utilities Co. Class B                    286,451             3,187
   Westvaco Corp.                                    109,644             3,180
-  Extreme Networks, Inc.                             54,700             3,176
   USG Corp.                                          56,700             3,175
   ENSCO International, Inc.                         159,024             3,171
   TCA Cable TV, Inc.                                 57,000             3,164
-  Ariba, Inc.                                        32,500             3,161
   Martin Marietta Materials, Inc.                    53,526             3,158
   Raychem Corp.                                      85,291             3,156
   Sunoco, Inc.                                      103,964             3,138
-  Premier Parks Inc.                                 84,800             3,116
-  CustomTracks Corp.                                 55,675             3,114
   The Stanley Works                                  96,691             3,112
-  Global Marine, Inc.                               201,100             3,104
   LG&E Energy Corp.                                 147,757             3,103
   BHC Communications, Inc.
    Class A                                           24,085             3,098
   Freeport-McMoRan Copper &
    Gold Inc. Class B                                172,432             3,093
-  Promus Hotel Corp.                                 99,430             3,082
-  Harrah's Entertainment, Inc.                      139,871             3,077
   Cummins Engine Co., Inc.                           53,602             3,062
-  Crown Castle International Corp.                  146,400             3,047
-  Nabors Industries, Inc.                           124,300             3,038
   Great Lakes Chemical Corp.                         65,929             3,037
   Hubbell Inc. Class B                               66,900             3,036
   Pall Corp.                                        136,699             3,033
   Scientific-Atlanta, Inc.                           84,240             3,033
-  Electronics for Imaging, Inc.                      59,000             3,031
-  MindSpring Enterprises, Inc.                       68,400             3,031
-  Sepracor Inc.                                      37,200             3,023
   Transocean Offshore, Inc.                         115,100             3,021
   Associated Banc-Corp.                              72,708             3,017
-  Atmel Corp.                                       115,000             3,012
-  VoiceStream Wireless Corp.                        105,900             3,012
-  Dollar Tree Stores, Inc.                           68,312             3,006
   Thomas & Betts Corp.                               63,365             2,994
-  HCR Manor Care, Inc.                              123,651             2,991
   Host Marriott Corp. REIT                          251,244             2,984
   Bowater Inc.                                       62,700             2,963
-  Noble Drilling Corp.                              150,300             2,959
-  Redback Networks Inc.                              23,500             2,951
-  Metro-Goldwyn-Mayer Inc.                          161,084             2,940
   Santa Fe International Corp.                      127,800             2,939
-  Applied Micro Circuits Corp.                       35,700             2,936
-  Adelphia Communications
    Corp. Class A                                     46,100             2,933
   Mercantile Bankshares Corp.                        82,500             2,918
-  Advanced Micro Devices, Inc.                      161,177             2,911
-  Novellus Systems, Inc.                             42,500             2,901
-  Northwest Airlines Corp.
    Class A                                           89,100             2,896
   Apartment Investment &
    Management Co. Class A REIT                       67,496             2,885
-  Emulex Corp.                                       25,850             2,874
   C.R. Bard, Inc.                                    59,795             2,859
   ICN Pharmaceuticals, Inc.                          88,691             2,855
-  Legato Systems, Inc.                               49,400             2,853
   Hibernia Corp. Class A                            181,783             2,852
   Mallinckrodt, Inc.                                 78,315             2,849
   Southdown, Inc.                                    44,236             2,842
   Louisiana-Pacific Corp.                           119,409             2,836
   Solutia, Inc.                                     132,913             2,833
   FirstMerit Corp.                                  100,941             2,833
   First Virginia Banks, Inc.                         57,560             2,828
   Lafarge Corp.                                      79,600             2,821
-  Verio Inc.                                         40,300             2,801
-  Perot Systems Corp.                                94,800             2,797
   Transatlantic Holdings, Inc.                       37,300             2,795
-  Microchip Technology, Inc.                         58,950             2,793
-  Snyder Communications, Inc.                        85,249             2,792
-  PSINet, Inc.                                       63,500             2,778
   Astoria Financial Corp.                            63,195             2,777
-  Park Place Entertainment                          286,598             2,776
-  Keebler Foods Co.                                  91,300             2,773
   Brunswick Corp.                                    99,145             2,764
   TCF Financial Corp.                                99,062             2,761
   Travelers Property Casualty
    Corp.                                             70,500             2,758
   SCANA Corp.                                       118,000             2,758

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
-------------------------------------------------------------------------------
                                                                        MARKET
TOTAL STOCK MARKET                                                      VALUE*
INDEX FUND                                            SHARES             (000)
-------------------------------------------------------------------------------
-  MiniMed, Inc.                                      35,800      $      2,754
-  PRIMEDIA Inc.                                     162,000             2,744
   Hertz Corp. Class A                                44,200             2,740
-  Robert Half International, Inc.                   105,400             2,740
   Consolidated Papers                               102,200             2,734
-  King World Productions, Inc.                       77,996             2,715
-  Affiliated Computer Services,
    Inc. Class A                                      53,581             2,713
   Old Republic International Corp.                  156,550             2,710
-  Omnipoint Corp.                                    93,500             2,706
   Boise Cascade Corp.                                62,891             2,704
   American Water Works Co., Inc.                     87,700             2,697
-  Shaw Industries, Inc.                             163,200             2,693
   Commerce Bancshares, Inc.                          66,812             2,689
   Ross Stores, Inc.                                  53,312             2,686
   Bergen Brunswig Corp. Class A                     154,281             2,661
   Premark International, Inc.                        70,867             2,658
-  Continental Airlines, Inc.
    Class B                                           70,500             2,653
   USX-U.S. Steel Group                               97,913             2,644
   A. H. Belo Corp. Class A                          134,112             2,640
   Lyondell Chemical Co.                             127,946             2,639
   Dime Bancorp, Inc.                                131,060             2,638
-  Northeast Utilities                               148,700             2,630
-  EchoStar Communications Corp.                      17,100             2,624
   The St. Joe Co.                                    96,700             2,611
   American Bankers Insurance
    Group                                             47,900             2,608
-  Storage Technology Corp.                          114,610             2,607
   Conectiv, Inc.                                    106,475             2,602
-  Cree Research, Inc.                                33,748             2,596
-  Go2Net, Inc.                                       28,200             2,591
   Liz Claiborne, Inc.                                70,868             2,587
   McCormick & Co., Inc.                              81,517             2,573
   Kimco Realty Corp. REIT                            65,550             2,565
   Spieker Properties, Inc. REIT                      65,800             2,558
-  NEXTLINK Communications, Inc.                      34,300             2,551
   Armstrong World Industries Inc.                    44,059             2,547
-  Verity, Inc.                                       47,000             2,547
   National Community Bancorp                        116,308             2,544
   Avalonbay Communities, Inc.REIT                    68,763             2,544
-  International Network Services                     62,800             2,536
-  Winstar Communications, Inc.                       52,000             2,535
-  BJ's Wholesale Club, Inc.                          84,300             2,534
-  Express Scripts                                    42,100             2,534
   The Timber Co.                                    100,298             2,533
-  Sterling Software, Inc.                            94,800             2,530
   IBP, Inc.                                         106,100             2,520
   Flowers Industries, Inc.                          116,025             2,516
   Hannaford Brothers Co.                             46,800             2,504
   UtiliCorp United, Inc.                            102,750             2,498
-  BEA Systems, Inc.                                  87,200             2,491
-  FMC Corp.                                          36,430             2,489
   Boston Properties, Inc. REIT                       69,300             2,486
   Murphy Oil Corp.                                   50,900             2,485
   Nabisco Holdings Corp. Class A                     57,400             2,483
-  Cabletron Systems, Inc.                           190,733             2,480
   Alliant Energy Corp.                               87,282             2,477
   Sotheby's Holdings Class A                         64,800             2,471
   IKON Office Solutions, Inc.                       164,465             2,467
-  Associated Group, Inc.                             37,492             2,442
-  Smith International, Inc.                          56,000             2,433
   Protective Life Corp.                              73,400             2,422
-  Humana, Inc.                                      186,778             2,416
-  InfoSpace.com, Inc.                                51,300             2,411
   Waddell & Reed Financial, Inc.
    Class B                                           89,001             2,403
-  Apollo Group, Inc. Class A                         90,312             2,399
   Centex Corp.                                       63,812             2,397
-  BJ Services Co.                                    81,184             2,390
   Cordant Technologies, Inc.                         52,800             2,386
-  Network Associates, Inc.                          160,939             2,364
   Comair Holdings, Inc.                             113,019             2,352
-  MidAmerican Energy
    Holdings Co.                                      67,800             2,348
-  Rambus Inc.                                        25,400             2,342
-  Valassis Communications, Inc.                      63,850             2,339
   Homestake Mining Co.                              285,042             2,334
   Legg Mason Inc.                                    60,600             2,333
-  Mandalay Resort Group                             110,041             2,325
-  TMP Worldwide, Inc.                                36,600             2,324
   American Greetings Corp.
    Class A                                           77,019             2,320
   Fastenal Co.                                       44,200             2,318
-  U.S. Foodservice                                   54,300             2,315
   CCB Financial Corp.                                43,766             2,314
   Crane Co.                                          73,590             2,313
   IMC Global Inc.                                   131,206             2,313
   Puget Sound Energy Inc.                            96,263             2,310
   Snap-On Inc.                                       63,709             2,305
-  United Rentals, Inc.                               77,807             2,295
-  Gartner Group, Inc. Class A                       111,300             2,282
   Diebold, Inc.                                      79,196             2,277
   Johns Manville Corp.                              175,100             2,276
   Metris Cos., Inc.                                  55,646             2,268
   International Game Technology                     122,502             2,266
   American Financial Group, Inc.                     66,400             2,262
-  Sanchez Computer
    Associates, Inc.                                  65,320             2,262
   Wesco Financial Corp.                               7,212             2,236
   Sovereign Bancorp, Inc.                           184,027             2,231
-  Gentex Corp.                                       79,548             2,227
-  Tech Data Corp.                                    58,222             2,227
   Illinova Corp.                                     81,700             2,226
-  Macromedia                                         63,123             2,225
-  Safeguard Scientifics, Inc.                        35,594             2,207
   Ultramar Diamond Shamrock
    Corp.                                            101,168             2,207
   OGE Energy Corp.                                   92,800             2,204
   AVX Corp.                                          90,100             2,196
   Peoples Bank Bridgeport                            71,950             2,190
   Cornerstone Properties, Inc.
    REIT                                             137,900             2,189
-  Cooper Cameron Corp.                               58,900             2,183
-  Barnes & Noble, Inc.                               79,552             2,178
   HRPT Properties Trust REIT                        141,800             2,171
   Peoples Heritage Financial
    Group Inc.                                       115,382             2,171
-  Vignette Corp.                                     28,900             2,168
-  AnnTaylor Stores Corp.                             48,100             2,165
   Meditrust Corp.                                   165,539             2,162
   AMB Property Corp. REIT                            91,900             2,160
   Pentair, Inc.                                      47,050             2,153
   Bemis Co., Inc.                                    54,141             2,152

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
-------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
                                                      SHARES             (000)
-------------------------------------------------------------------------------
-  EarthLink Network, Inc.                            35,000      $      2,150
   Provident Financial Group, Inc.                    49,150             2,150
   The PMI Group Inc.                                 34,200             2,148
-  Pixar, Inc.                                        49,800             2,148
-  Acxiom Corp.                                       85,878             2,142
   Duke Realty Investments, Inc.
    REIT                                              94,892             2,141
-  Proxim, Inc.                                       36,900             2,140
-  J.D. Edwards & Co.                                115,600             2,139
   Erie Indemnity Co. Class A                         74,600             2,126
   National Fuel Gas Co.                              43,800             2,124
-  Critical Path, Inc.                                38,300             2,118
   IPALCO Enterprises, Inc.                           99,900             2,117
-  Arrow Electronics, Inc.                           111,198             2,113
-  CDW Computer Centers, Inc.                         48,000             2,112
   BEC Energy                                         51,100             2,108
   Wilmington Trust Corp.                             36,700             2,106
-  Mohawk Industries, Inc.                            69,100             2,099
-  Foundation Health Systems
    Class A                                          139,878             2,098
-  Williams Sonoma, Inc.                              60,216             2,096
   CNF Transportation, Inc.                           54,599             2,095
   Harte-Hanks, Inc.                                  77,200             2,094
-  USWeb Corp.                                        94,350             2,093
-  Level One Communications                           42,750             2,092
-  Nova Corp. (Georgia)                               83,609             2,090
   BancWest Corp.                                     56,300             2,090
-  Jones Intercable Inc.                              42,300             2,073
-  MMC Networks, Inc.                                 46,300             2,072
   CNB Bancshares, Inc.                               36,348             2,072
-  SDL, Inc.                                          40,500             2,068
   Ryder System, Inc.                                 79,391             2,064
   Herman Miller, Inc.                                98,216             2,063
   Whitman Corp.                                     114,525             2,061
   American National
    Insurance Co.                                     28,900             2,059
   Optical Coating Laboratory, Inc.                   24,481             2,047
   Meritor Automotive, Inc.                           80,166             2,044
-  Brinker International, Inc.                        75,129             2,043
   Millennium Chemicals, Inc.                         86,682             2,042
   Owens Corning                                      59,305             2,039
   Reynolds & Reynolds Class A                        87,400             2,038
-  hi/fn, inc.                                        26,643             2,028
-  Thermo Instrument Systems, Inc.                   119,972             2,025
-  Vishay Intertechnology, Inc.                       96,300             2,022
   Manpower Inc.                                      89,300             2,020
-  Payless ShoeSource, Inc.                           37,744             2,019
   GATX Corp.                                         53,000             2,017
   U.S. Industries, Inc.                             118,350             2,012
   Shared Medical Systems Corp.                       30,721             2,005
   Centura Banks, Inc.                                35,418             1,997
-  R & B Falcon Corp.                                212,763             1,995
-  Security First Technologies Corp.                  44,128             1,991
-  LAM Research Corp.                                 42,539             1,986
-  MIPS Technologies, Inc.                            41,400             1,985
   Mack-Cali Realty Corp. REIT                        64,100             1,983
   Dole Food Co.                                      67,500             1,983
   Western Resources, Inc.                            74,143             1,974
   York International Corp.                           46,100             1,974
-  DSP Communications, Inc.                           68,200             1,969
   Meredith Corp.                                     56,810             1,967
   Mercury General Corp.                              57,800             1,965
   NICOR, Inc.                                        51,535             1,962
-  VerticalNet, Inc.                                  18,700             1,961
   Adolph Coors Co. Class B                           39,554             1,958
   Millipore Corp.                                    48,251             1,957
-  Lamar Advertising Co. Class A                      47,800             1,957
-  ISS Group, Inc.                                    51,800             1,955
-  LHS Group, Inc.                                    59,000             1,954
   Devon Energy Corp.                                 54,633             1,953
-  ACNielson Corp.                                    64,255             1,944
   Cooper Tire & Rubber Co.                           81,907             1,935
   Hudson United Bancorp                              63,166             1,934
-  Advanced Fibre
    Communications, Inc.                             123,800             1,934
-  Ingram Micro, Inc.                                 75,100             1,934
   Westpoint Stevens, Inc.                            64,786             1,931
-  Copper Mountain Networks, Inc.                     25,000             1,931
   Autodesk, Inc.                                     65,295             1,930
   CarrAmerica Realty Corp. REIT                      77,200             1,930
   Pacific Century Financial Corp.                    89,500             1,930
   HON Industries, Inc.                               65,900             1,923
-  Sawtek Inc.                                        41,900             1,922
   City National Corp.                                51,287             1,920
   Tidewater Inc.                                     62,900             1,918
-  Summit Technology, Inc.                            87,100             1,916
   Radian Group, Inc.                                 39,226             1,915
   Clayton Homes Inc.                                166,795             1,908
-  Ames Department Stores, Inc.                       41,700             1,903
-  ICOS Corp.                                         46,600             1,902
   Rouse Co. REIT                                     74,800             1,898
-  Linens 'n Things, Inc.                             43,100             1,886
-  Unitrode Corp.                                     65,622             1,883
   Dean Foods Corp.                                   45,267             1,881
   Everest Reinsurance
    Holdings, Inc.                                    57,600             1,879
   COMSAT Corp.                                       57,700             1,875
   Aliant Communications, Inc.                        40,600             1,875
   MCN Energy Group Inc.                              90,300             1,874
-  Gilead Sciences, Inc.                              35,700             1,865
-  Scient Corp.                                       39,200             1,864
-  Catalina Marketing Corp.                           20,260             1,864
   Stewart Enterprises, Inc.
    Class A                                          127,300             1,854
-  Global Industries Ltd.                            144,500             1,851
-  CommScope, Inc.                                    60,206             1,851
   One Valley Bancorp of
    West Virginia Inc.                                49,250             1,847
   Noble Affiliates, Inc.                             65,464             1,845
-  Blyth Industries, Inc.                             53,600             1,843
-  Keane, Inc.                                        81,300             1,839
   McDermott International, Inc.                      64,960             1,835
   Avnet, Inc.                                        39,458             1,835
   Kansas City Power & Light Co.                      71,900             1,833
   SEI Corp.                                          20,700             1,827
-  Ocean Energy, Inc.                                189,386             1,823
-  Medical Manager Corp.                              41,110             1,819
   Trustmark Corp.                                    79,500             1,819
   The Warnaco Group, Inc.
    Class A                                           67,892             1,816
   Cabot Corp.                                        74,968             1,813
   U.S. Trust Corp.                                   19,602             1,813
   Teleflex Inc.                                      41,726             1,812
-  General Nutrition Cos., Inc.                       77,700             1,811

------------------------------------------------------------------------
                                                               MARKET
TOTAL STOCK MARKET                                             VALUE*
INDEX FUND                                    SHARES            (000)
------------------------------------------------------------------------
-  Cypress Semiconductor Corp.               109,700       $    1,810
-  Whittman-Hart, Inc.                        57,000            1,810
   Interstate Bakeries Corp.                  80,600            1,808
-  Informix Corp.                            211,600            1,805
   Highwood Properties, Inc. REIT             65,400            1,794
   Questar Corp.                              93,770            1,793
-  O'Reilly Automotive, Inc.                  35,600            1,793
-  ImClone Systems, Inc.                      70,500            1,789
   20th Century Industries of CA              94,700            1,787
-  IVAX Corp.                                126,400            1,785
-  USinternetworking, Inc.                    42,400            1,781
-  Howmet International  Inc.                103,600            1,781
   Investment Technology
     Group, Inc.                              54,975            1,780
-  Modis Professional
     Services Inc.                           129,153            1,776
-  Nielsen Media Research                     60,549            1,771
-  Mercury Interactive Corp.                  50,000            1,769
-  ITC DeltaCom, Inc.                         63,100            1,767
   Liberty Property Trust REIT                71,000            1,766
   RPM Inc. (Ohio)                           124,462            1,766
-  Catellus Development Corp.                113,900            1,765
   Financial Security Assurance
     Holdings Ltd.                            33,900            1,763
-  Sapient Corp.                              31,100            1,761
-  Hearst-Argyle Television Inc.              72,956            1,751
   Keystone Financial, Inc.                   58,943            1,743
-  Ziff-Davis Inc.                           112,800            1,741
   Valspar Corp.                              45,600            1,733
   DENTSPLY International Inc.                59,900            1,730
-  Prodigy Communications
     Corp.                                    66,700            1,726
   Valley National Bancorp                    59,961            1,724
-  Trigon Healthcare, Inc.                    47,300            1,721
-  BISYS Group, Inc.                          29,400            1,720
   New Plan Excel Realty Trust REIT           95,454            1,718
   C.H. Robinson Worldwide, Inc.              46,700            1,716
-  Safety-Kleen Corp.                         94,629            1,715
-  Andrew Corp.                               90,537            1,715
-  Apria Healthcare                          100,400            1,707
   EG&G, Inc.                                 47,903            1,707
-  Speedway Motorsports, Inc.                 43,400            1,706
-  Dendrite International, Inc.               47,200            1,705
-  OfficeMax, Inc.                           141,850            1,702
   Chittenden Corp.                           54,371            1,699
-  Rowan Cos., Inc.                           92,070            1,698
-  Leap Wireless International, Inc.          83,803            1,697
-  Chris-Craft Industries, Inc.               35,964            1,695
-  The Liposome Co., Inc.                     88,361            1,690
   Florida East Coast Railway Co.             38,100            1,686
-  Knoll, Inc.                                63,200            1,683
   Ethan Allen Interiors, Inc.                44,540            1,681
-  L-3 Communications
     Holdings, Inc.                           34,800            1,681
-  Universal Health Services
     Class B                                  35,200            1,681
-  NextCard, Inc.                             49,500            1,680
   Lubrizol Corp.                             61,567            1,678
-  Devry, Inc.                                74,900            1,676
-  Lincare Holdings, Inc.                     66,900            1,673
-  IDEC Pharmaceuticals Corp.                 21,700            1,672
-  The SABRE Group
     Holdings, Inc.                           24,300            1,671
-  Nationwide Financial
     Services, Inc.                           36,900            1,670
-  MedPartners, Inc.                         220,148            1,665
   Post Properties, Inc. REIT                 40,600            1,665
   Colonial BancGroup, Inc.                  119,160            1,661
   Worthington Industries, Inc.              100,738            1,656
   Borg-Warner Automotive, Inc.               30,089            1,655
   Lancaster Colony Corp.                     47,882            1,652
   Federated Investors, Inc.                  91,900            1,648
-  Furniture Brands
     International Inc.                       59,100            1,647
   WestAmerica Bancorporation                 45,100            1,646
   The MONY Group Inc.                        50,400            1,644
   Leucadia National Corp.                    65,700            1,643
-  Hambrecht & Quist Group                    44,200            1,641
   Weis Markets, Inc.                         41,900            1,639
-  Suiza Foods Corp.                          39,100            1,637
-  Micrel, Inc.                               22,100            1,635
   Alberto-Culver Co. Class B                 61,384            1,634
   Carlisle Co., Inc.                         33,954            1,634
-  Lands' End, Inc.                           33,600            1,630
   Crompton & Knowles Corp.                   83,251            1,629
   Houghton Mifflin Co.                       34,600            1,628
   Executive Risk, Inc.                       19,133            1,628
   Trinity Industries, Inc.                   48,450            1,623
-  Intermedia Communications Inc.             53,900            1,617
   USEC Inc.                                 108,600            1,615
   The Times Mirror Co. PEPS                  17,900            1,613
-  Symantec Corp.                             62,988            1,606
   Minnesota Power, Inc.                      80,700            1,604
-  KEMET Corp.                                69,900            1,603
-  Sylvan Learning Systems, Inc.              58,800            1,599
-  Adtran, Inc.                               43,900            1,597
-  Lattice Semiconductor Corp.                25,650            1,597
   Arden Realty Group, Inc. REIT              64,800            1,596
-  Covance, Inc.                              66,613            1,595
-  IXC Communications, Inc.                   40,500            1,592
   UST Corp.                                  52,594            1,591
-  Primus Telecommunications
     Group, Inc.                              70,800            1,589
-  TriQuint Semiconductor, Inc.               27,900            1,585
-  Newfield Exploration Co.                   55,700            1,584
-  HNC Software, Inc.                         51,400            1,584
-  SLI, Inc.                                  58,650            1,584
-  Calpine Corp.                              29,300            1,582
   Cullen/Frost Bankers, Inc.                 57,400            1,582
-  Venator Group, Inc.                       151,292            1,579
   Beckman Coulter, Inc.                      32,468            1,579
   Spartech Corp.                             49,900            1,578
   Allied Capital Corp.                       65,700            1,577
   Harsco Corp.                               49,268            1,577
-  Synetic, Inc.                              22,900            1,574
-  Azurix Corp.                               78,700            1,574
   FelCor Lodging Trust, Inc. REIT            75,829            1,573
   Media General, Inc. Class A                30,800            1,571
   Tupperware Corp.                           61,425            1,566
-  Sykes Enterprises, Inc.                    46,900            1,565
   Florida Rock Industries, Inc.              34,400            1,565
-  Pacific Sunwear of California              64,125            1,563
   Fulton Financial Corp.                     75,456            1,561

------------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
------------------------------------------------------------------------
-  CheckFree Holdings Corp.                   56,500       $    1,557
   National Service Industries, Inc.          43,238            1,557
-  Smithfield Foods, Inc.                     46,500            1,555
   The McClatchy Co. Class A                  46,875            1,553
   Universal Corp.                            54,600            1,553
-  Zale Corp.                                 38,800            1,552
   National Data Corp.                        36,211            1,548
-  MedQuist, Inc.                             35,300            1,544
   Cyprus Amax Minerals Co.                  101,492            1,541
   Dallas Semiconductor Corp.                 30,500            1,540
-  Swift Transportation Co., Inc.             69,900            1,538
-  Semtech Corp.                              29,500            1,538
   Airborne Freight Corp.                     55,480            1,536
   Rayonier Inc.                              30,775            1,533
   Commercial Federal Corp.                   65,983            1,530
   Sealed Air Corp. $ 2.00 Cvt. Pfd.
     Series A                                 24,451            1,528
-  Abacus Direct Corp.                        16,700            1,528
   General Growth Properties Inc.
     REIT                                     43,000            1,527
-  Papa John's International, Inc.            34,100            1,524
-  Lason Holdings, Inc.                       30,700            1,523
   Lennar Corp.                               63,400            1,522
-  SanDisk Corp.                              33,800            1,521
   Central Newspapers, Inc.                   40,400            1,520
   Old National Bancorp                       50,489            1,518
   Tektronix, Inc.                            50,259            1,517
   Hospitality Properties Trust REIT          55,900            1,516
-  Footstar Inc.                              40,770            1,516
-  Burr-Brown Corp.                           41,375            1,515
   AK Steel Corp.                             67,300            1,514
-  American Management
     Systems, Inc.                            47,200            1,513
-  Revlon, Inc. Class A                       50,000            1,513
   Lee Enterprises, Inc.                      49,300            1,504
-  STERIS Corp.                               77,598            1,503
   Eaton Vance Corp.                          43,600            1,501
   JLG Industries, Inc.                       73,600            1,500
-  W.R. Grace & Co.                           81,482            1,497
   Brady Corp. Class A                        46,000            1,495
-  New Era of Networks, Inc.                  34,000            1,494
-  Cytec Industries, Inc.                     46,754            1,490
   Expeditors International of
     Washington, Inc.                         54,500            1,485
   Briggs & Stratton Corp.                    25,694            1,484
-  Coltec Inc.                                68,300            1,481
   United Asset Management
     Corp.                                    65,100            1,481
   Tecumseh Products Co.
     Class A                                  24,413            1,479
-  CSG Systems International, Inc.            56,300            1,474
-  National Instruments Corp.                 36,500            1,474
   Reinsurance Group of
     America, Inc.                            41,775            1,473
   Hartford Life, Inc.                        27,900            1,468
-  First Health Group Corp.                   68,066            1,468
-  Fairfield Communities, Inc.                90,900            1,466
   Peoples Energy Corp.                       38,824            1,463
-  International Home Foods, Inc.             79,200            1,460
-  Black Box Corp.                            29,100            1,459
-  CapRock Communications Corp.               36,000            1,458
   Claire's Stores, Inc.                      56,800            1,456
-  Hanover Compressor Co.                     45,300            1,455
   True North Communications                  48,500            1,455
   Roslyn Bancorp, Inc.                       84,595            1,454
   E.W. Blanch Holdings, Inc.                 21,300            1,452
   Fremont General Corp.                      76,894            1,451
   Ogden Corp.                                53,645            1,445
-  Oxford Health Plan                         92,800            1,444
   Equitable Resources, Inc.                  38,200            1,442
   Forest City Enterprise Class A             51,500            1,442
-  Whole Foods Market, Inc.                   30,000            1,442
   Longs Drug Stores, Inc.                    41,623            1,439
   Texas Industries, Inc.                     37,100            1,438
   Pitt Des Moines, Inc.                      23,000            1,438
-  Total Renal Care Holdings, Inc.            92,269            1,436
-  Iomega Corp.                              290,500            1,434
-  Labor Ready, Inc.                          44,100            1,433
-  Affymetrix, Inc.                           29,000            1,432
   Nevada Power Co.                           57,048            1,426
   John Nuveen Co. Class A                    33,400            1,426
   Bank North Group                           43,170            1,425
-  Millennium Pharmaceuticals, Inc.           39,500            1,422
-  Viatel, Inc.                               25,300            1,420
-  Borders Group, Inc.                        89,700            1,418
-  Spiegel, Inc. Class A                     159,800            1,418
-  Atlas Air, Inc.                            43,950            1,417
   Alpharma, Inc. Class A                     39,800            1,415
   Minerals Technologies, Inc.                25,300            1,412
   Ball Corp.                                 33,384            1,410
   Fidelity National Financial, Inc.          66,990            1,407
   Cousins Properties, Inc. REIT              41,583            1,406
   Liberty Financial Cos., Inc.               48,200            1,404
   Hollinger International, Inc.             118,100            1,402
   Elcor Corp.                                32,100            1,402
-  AboveNet Communications Inc.               34,700            1,401
-  SkyTel Communications, Inc.                66,900            1,401
   IndyMac Mortgage Holdings, Inc.            87,500            1,400
-  Sunglass Hut International, Inc.           81,426            1,400
   Washington Federal Inc.                    62,314            1,398
-  Henry Schein, Inc.                         43,879            1,390
   Great Atlantic & Pacific
     Tea Co., Inc.                            41,029            1,387
   Valero Energy Corp.                        64,700            1,387
-  Alleghany Corp.                             7,495            1,387
-  Cognex Corp.                               43,900            1,386
-  American Freightways                       70,704            1,383
-  Neiman Marcus Group Inc.                   53,845            1,383
-  Louis Dreyfus Natural Gas Corp.            63,960            1,379
   Pilgrim's Pride Corp.                      45,900            1,377
-  The Profit Recovery Group
     International, Inc.                      29,100            1,377
   USFreightways Corp.                        29,700            1,375
-  Metamor Worldwide, Inc.                    57,125            1,375
-  Coach USA, Inc.                            32,700            1,371
   Washington Gas Light Corp.                 52,598            1,368
-  UICI                                       49,500            1,367
-  Quiksilver, Inc.                           52,350            1,364
   Potlatch Corp.                             30,968            1,361
   Sky Financial Group, Inc.                  49,824            1,358
-  Plantronics, Inc.                          20,800            1,355
-  US Oncology, Inc.                         112,876            1,355
   IDACORP, Inc.                              43,000            1,355
-  Amphenol Corp.                             34,000            1,352

------------------------------------------------------------------------
                                                               MARKET
TOTAL STOCK MARKET                                             VALUE*
INDEX FUND                                    SHARES            (000)
------------------------------------------------------------------------
-  Digital Microwave Corp.                   105,954        $   1,351
-  Digital River, Inc.                        40,600            1,350
   Tootsie Roll Industries, Inc.              34,938            1,349
-  Kelly Services, Inc. Class A               41,937            1,347
   Franchise Finance Corp. of
     America REIT                             61,200            1,346
-  TSI International Software Ltd.            47,400            1,345
-  Dycom Industries, Inc.                     23,900            1,338
-  Eagle USA Airfreight, Inc.                 31,500            1,337
-  Paymentech, Inc.                           52,633            1,336
-  Delphi Financial Group, Inc.               37,226            1,335
-  CEC Entertainment Inc.                     31,600            1,335
-  TeleBanc Financial Corp.                   34,400            1,333
-  Concentric Network Corp.                   33,500            1,332
-  Hollywood Entertainment Corp.              68,029            1,331
   Witco Chemical Corp.                       66,500            1,330
   Pultizer, Inc.                             27,366            1,329
-  C-Cube Microsystems, Inc.                  41,900            1,328
-  HS Resources Inc.                          90,001            1,328
-  99 Cents Only Stores                       26,575            1,327
   Pennzoil-Quaker State Co.                  88,414            1,326
   Wausau-Mosinee Paper Corp.                 73,524            1,323
   Church & Dwight, Inc.                      30,400            1,322
-  Transaction Systems
     Architects, Inc.                         33,900            1,322
-  Peregrine Systems, Inc.                    51,300            1,318
   Advanta Corp. Class A                      72,939            1,317
-  Amkor Technology, Inc.                    128,500            1,317
-  bebe stores, inc.                          38,700            1,316
   United Bankshares, Inc.                    49,650            1,316
   Polaroid Corp.                             47,520            1,313
-  Marimba, Inc.                              24,900            1,312
   Granite Construction Co.                   44,750            1,312
-  Zebra Technologies Corp.
     Class A                                  34,100            1,311
   Horace Mann Educators Corp.                48,100            1,308
   HSB Group Inc.                             31,735            1,307
   Donaldson Co., Inc.                        53,300            1,306
   The Timken Co.                             66,859            1,304
-  InterVU Inc.                               34,000            1,303
-  Nautica Enterprises, Inc.                  77,049            1,300
   Delta & Pine Land Co.                      41,273            1,300
-  iVillage Inc.                              25,800            1,296
-  AmeriSource Health Corp.                   50,792            1,295
   La-Z-Boy Inc.                              56,300            1,295
   Healthcare Realty Trust Inc.
     REIT                                     61,620            1,294
-  Universal Electronics, Inc.                46,100            1,294
   Santa Fe Snyder Corp.                     169,662            1,294
   MDU Resources Group, Inc.                  56,700            1,293
-  Mueller Industries Inc.                    38,068            1,292
   Omnicare, Inc.                            102,300            1,292
-  Laser Vision Centers, Inc.                 20,500            1,292
   Pittway Corp. Class A                      37,768            1,291
-  Visio Corp.                                33,900            1,290
-  PETsMART, Inc.                            125,752            1,289
-  Kaiser Aluminum &
     Chemical Corp.                          145,000            1,287
-  Barrett Resources Corp.                    33,500            1,286
   Helmerich & Payne, Inc.                    53,980            1,285
-  CD Radio Inc.                              42,100            1,283
-  Tower Automotive, Inc.                     50,400            1,282
   United Dominion Realty Trust
     REIT                                    109,000            1,281
-  Western Wireless Corp.
     Class A                                  47,400            1,280
   J.B. Hunt Transport Services, Inc.         78,747            1,280
-  DII Group, Inc.                            34,214            1,277
-  Ampex Corp. Class A                       252,100            1,276
-  Century Business Services, Inc.            88,000            1,276
   Kaufman & Broad Home Corp.                 51,227            1,274
-  Ionics, Inc.                               34,900            1,274
-  AmeriCredit Corp.                          79,600            1,274
   Hawaiian Electric Industries Inc.          35,865            1,273
-  UCAR International, Inc.                   50,300            1,270
-  Sonic Corp.                                38,925            1,270
-  Bell & Howell Co.                          33,500            1,267
-  High Speed Access Corp.                    49,300            1,263
-  Advance Paradigm, Inc.                     20,700            1,263
-  Dal-Tile International Inc.               110,800            1,260
-  Renal Care Group, Inc.                     48,700            1,260
-  BOK Financial Corp.                        49,896            1,260
-  Patterson Dental Co.                       36,250            1,260
-  Sodexho Marriott Services, Inc.            65,546            1,258
   Camden Property Trust REIT                 45,300            1,257
-  Rayovac Corp.                              55,400            1,257
   Pioneer Natural Resources Co.             114,200            1,256
   Community First Bankshares                 52,600            1,256
-  24/7 Media, Inc.                           32,600            1,255
-  Antec Corp.                                39,100            1,254
-  Unifi, Inc.                                58,950            1,253
   Mark IV Industries, Inc.                   59,289            1,252
   Jones Pharma, Inc.                         31,800            1,252
   Callaway Golf Co.                          85,600            1,252
-  Alaska Air Group, Inc.                     29,900            1,248
-  Scotts Co.                                 26,200            1,248
-  Ciber, Inc.                                65,200            1,247
-  Anchor Gaming                              25,899            1,245
   Life USA Holding, Inc.                     61,300            1,241
   Commerce Bancorp, Inc.                     29,027            1,241
   MacDermid, Inc.                            26,661            1,240
-  Dave & Busters                             42,732            1,239
-  Metzler Group, Inc.                        44,850            1,239
   First Midwest Bancorp                      31,160            1,239
-  ESS Technology, Inc.                       92,060            1,237
   Sierra Pacific Resources                   34,000            1,237
-  Polycom, Inc.                              31,700            1,236
-  Detroit Diesel Corp.                       50,200            1,236
-  Integrated Device
     Technology Inc.                         113,600            1,235
   Talbots Inc.                               32,400            1,235
   Bank United Corp. Class A                  30,700            1,234
   Dover Downs Entertainment, Inc.            69,700            1,233
-  ITT Educational Services, Inc.             47,300            1,233
-  Extended Stay America, Inc.               102,678            1,232
   CMP Group Inc.                             47,000            1,231
   Raymond James Financial, Inc.              51,412            1,231
   Valhi, Inc.                               110,500            1,229
   Block Drug Co. Class A                     29,469            1,228
-  Excel Switching Corp.                      41,000            1,227
-  Playboy Enterprises, Inc.
      Class B                                 46,200            1,227
   Prison Realty Trust, Inc.                 124,988            1,226
   Ohio Casualty Corp.                        33,944            1,226

------------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
------------------------------------------------------------------------
-  Centennial Cellular Corp.
    Class A                                   34,400        $   1,226
-  Wyman-Gordon Corp.                         63,400            1,224
-  Insituform Technologies Class A            56,600            1,224
   Arthur J. Gallagher & Co.                  24,700            1,223
-  Argosy Gaming Co.                         138,600            1,221
   John Wiley & Sons Class A                  69,200            1,220
   Trustco Bank                               45,354            1,219
   AGL Resources Inc.                         66,100            1,219
   Earthgrains Co.                            47,172            1,218
   BRE Properties Inc. Class A REIT           46,940            1,218
-  QRS Corp.                                  15,600            1,217
-  Policy Management
     Systems Corp.                            40,540            1,216
-  Armco, Inc.                               183,300            1,214
   Kaydon Corp.                               36,100            1,214
   Investors Financial Services Corp.         30,300            1,212
   Pittston Brink's Group                     45,300            1,212
-  Perclose, Inc.                             25,200            1,211
-  Safeskin Corp.                            100,900            1,211
   Polaris Industries, Inc.                   27,800            1,209
-  Aurora Foods Inc.                          69,000            1,208
-  GoTo.com, Inc.                             43,100            1,207
   Regency Realty Corp. REIT                  55,000            1,207
-  Duramed Pharmaceuticals, Inc.              77,200            1,206
-  Cerner Corp.                               57,470            1,205
   General Cable Corp.                        75,250            1,204
-  Quest Diagnostics, Inc.                    43,956            1,203
   Albemarle Corp.                            51,969            1,202
-  ChoicePoint Inc.                           17,887            1,201
   Graco, Inc.                                40,847            1,200
   Belden, Inc.                               50,100            1,199
   CBRL Group, Inc.                           69,254            1,199
-  Cambridge Technology Partners              68,200            1,198
   First American Financial Corp.             66,900            1,196
-  MarketWatch.com, Inc.                      20,300            1,195
-  Stillwater Mining Co.                      36,450            1,191
   HCC Insurance Holdings, Inc.               52,500            1,191
   Aptargroup Inc.                            39,700            1,191
-  Dollar Thrifty Automotive
     Group, Inc.                              51,200            1,190
   Universal Foods Corp.                      56,314            1,190
   GenCorp, Inc.                              47,100            1,189
   AAR Corp.                                  52,400            1,189
   Westfield America, Inc. REIT               78,800            1,187
-  Primark Corp.                              42,269            1,186
-  The Topps Co., Inc.                       162,797            1,185
-  ThermoQuest Corp.                          89,000            1,185
   Newport News Shipbuilding Inc.             40,157            1,185
-  American Italian Pasta Co.                 39,000            1,185
-  Sipex Corp.                                57,700            1,183
-  Big Flower Holdings, Inc.                  37,100            1,183
   Heller Financial, Inc.                     42,400            1,179
-  Sensormatic Electronics Corp.              84,538            1,178
   K-Swiss, Inc.                              25,300            1,176
   Precision Castparts Corp.                  27,650            1,175
-  Hollywood Park, Inc.                       69,100            1,175
-  Banyan Systems, Inc.                      107,300            1,174
   G & K Services, Inc.                       22,400            1,173
-  Bally Total Fitness Holding Corp.          41,300            1,172
   Battle Mountain Gold Co.
     Class A                                 479,769            1,169
-  PanAmSat Corp.                             30,030            1,169
-  Pegasystems Inc.                          114,000            1,169
-  Powertel Inc.                              39,100            1,168
   John H. Harland Co.                        58,587            1,168
   Corn Products International, Inc.          38,365            1,168
   St. Paul Bancorp, Inc.                     45,656            1,164
-  Education Management Corp.                 56,100            1,164
   A. Schulman Inc.                           67,693            1,163
-  MICROS Systems, Inc.                       34,200            1,163
   Westbanco Inc.                             38,750            1,163
-  Hyperion Solutions Corp.                   65,130            1,160
-  WorldGate Communications, Inc.             22,600            1,158
-  Stone Energy Corp.                         27,300            1,157
   WFS Financial, Inc.                        83,250            1,155
-  Choice Hotel International, Inc.           58,441            1,154
   Nordson Corp.                              18,800            1,152
-  Asyst Technologies, Inc.                   38,444            1,151
   EVEREN Capital Corp.                       38,600            1,151
-  CDI Corp.                                  33,700            1,148
   R.H. Donnelley Corp.                       58,442            1,143
   National Computer Systems, Inc.            33,800            1,141
-  Hutchinson Technology, Inc.                41,100            1,141
   NACCO Industries, Inc. Class A             15,513            1,140
   Alexander & Baldwin, Inc.                  51,200            1,139
-  World Access, Inc.                         80,561            1,138
-  Dialogic Corp.                             25,900            1,136
   Weingarten Realty Investors REIT           27,200            1,136
-  NeXstar Pharmaceuticals Inc.               56,941            1,135
-  Reebok International Ltd.                  60,943            1,135
-  Carrier Access Corp.                       25,900            1,135
   Blount International, Inc.                 41,700            1,134
   P.H. Glatfelter Co.                        77,400            1,132
-  PRI Automation, Inc.                       31,200            1,131
   The Pep Boys (Manny,
     Moe & Jack)                              52,283            1,131
-  Terayon Communications
     Systems, Inc.                            20,200            1,129
   MeriStar Hospitality Corp. REIT            50,300            1,129
-  NCO Group, Inc.                            29,700            1,129
-  Triarc Cos., Inc. Class A                  53,100            1,128
-  World Color Press, Inc.                    41,000            1,128
-  Foodmaker, Inc.                            39,700            1,126
-  Affiliated Managers Group, Inc.            37,300            1,126
-  URS Corp.                                  38,400            1,126
-  Mail-Well, Inc.                            69,500            1,125
-  Shorewood Packaging Corp.                  61,000            1,125
-  Entercom Communications Corp.              26,300            1,124
-  Techne                                     44,300            1,124
   Wallace Computer Services, Inc.            44,900            1,123
-  Rare Hospitality International Inc.        44,000            1,122
   Chelsea GCA Realty, Inc. REIT              30,200            1,121
   American Health Properties, Inc.
     REIT                                     55,700            1,121
-  InterVoice, Inc.                           77,626            1,121
   F.N.B. Corp.                               41,493            1,120
   D. R. Horton, Inc.                         67,380            1,120
   Kansas City Life Insurance Co.             26,000            1,118
-  Men's Wearhouse, Inc.                      43,825            1,118
   Arvin Industries, Inc.                     29,500            1,117
   Liberty Corp.                              20,500            1,117
   Wabash National Corp.                      57,650            1,117
   UMB Financial Corp.                        26,048            1,117

------------------------------------------------------------------------
                                                               MARKET
TOTAL STOCK MARKET                                             VALUE*
INDEX FUND                                    SHARES            (000)
------------------------------------------------------------------------
   Downey Financial Corp.                     50,900       $    1,117
   Central Parking Corp.                      32,600            1,117
-  Emmis Communications, Inc.                 22,600            1,116
-  Teletech Holdings Inc.                    110,200            1,116
   Modine Manufacturing Co.                   34,262            1,116
-  The Buckle, Inc.                           38,800            1,116
   Rollins, Inc.                              69,950            1,115
   Applied Power, Inc.                        40,805            1,114
   Diagnostic Products Corp.                  40,123            1,108
-  Catalytica, Inc.                           79,100            1,107
-  Electro Scientific Industries, Inc.        26,500            1,107
-  Spyglass, Inc.                             55,000            1,107
   Carolina First Corp.                       45,400            1,107
   The Toro Co.                               28,100            1,106
   First Industrial Realty Trust REIT         40,200            1,103
-  Gaylord Container Corp.                   138,800            1,102
-  Wisconsin Central
     Transportation Corp.                     58,300            1,100
-  Royal Appliance
     Manufacturing Co.                       158,586            1,100
-  Jacobs Engineering Group Inc.              28,900            1,098
   Energen Corp.                              58,900            1,097
   Werner Enterprises, Inc.                   52,850            1,097
-  Gadzooks, Inc.                             68,500            1,096
   Wicor, Inc.                                39,200            1,095
   Jefferies Group, Inc.                      36,500            1,095
-  Unilab Corp.                              181,400            1,088
   H.B. Fuller Co.                            15,900            1,087
-  Beyond.com Corp.                           37,800            1,084
   Webster Financial Corp.                    39,968            1,084
-  Bethlehem Steel Corp.                     140,871            1,083
-  ICG Communications, Inc.                   50,594            1,081
-  The Children's Place
     Retail Stores, Inc.                      26,700            1,081
-  Westwood One, Inc.                         30,300            1,081
-  Comfort Systems USA, Inc.                  60,000            1,080
   Rochester Gas & Electric Corp.             40,652            1,080
-  Net.B@nk, Inc.                             28,400            1,079
   Developers Diversified
     Realty Corp. REIT                        64,900            1,079
-  Scholastic Corp.                           21,300            1,078
   Pulte Corp.                                46,673            1,076
-  IDT Corp.                                  48,300            1,075
   Manitowac Co., Inc.                        25,800            1,074
   Olsten Corp.                              169,425            1,069
-  Protein Design Labs                        48,200            1,069
   Pogo Producing Co.                         57,400            1,069
-  Varco International, Inc.                  97,644            1,068
-  Micron Electronics, Inc.                  105,700            1,064
   Piedmont Natural Gas, Inc.                 34,097            1,061
-  Aware, Inc.                                23,000            1,061
   Gaylord Entertainment Co.
     Class A                                  35,353            1,061
-  Coventry Health Care Inc.                  96,955            1,060
   Independence Community
     Bank Corp.                               78,500            1,060
-  MAXIMUS, Inc.                              36,800            1,058
   ONEOK, Inc.                                33,294            1,057
-  ParkerVision, Inc.                         30,200            1,057
-  CONSOL Energy, Inc.                        88,000            1,056
   White Mountains Insurance
     Group, Inc.                               7,485            1,055
   Federal Signal Corp.                       49,762            1,054
   Kimball International, Inc.
     Class B                                  62,300            1,051
   Ferro Corp.                                38,100            1,048
-  Quorum Health Group, Inc.                  83,400            1,048
-  Pharmaceutical Product
     Development, Inc.                        38,270            1,048
-  Sbarro, Inc.                               38,709            1,048
-  Markel Corp.                                5,600            1,047
-  Crescent Operating, Inc. REIT             153,520            1,046
-  PEC Israel Economic Corp.                  33,200            1,046
   KN Energy, Inc.                            78,159            1,045
-  The IT Group, Inc.                         64,985            1,044
-  Hadco Corp.                                26,249            1,043
-  Xircom, Inc.                               34,700            1,043
   Western Bancorp                            23,975            1,043
-  Patterson Energy, Inc.                    105,600            1,043
-  Cybex Computer Products Corp.              37,350            1,041
   Dexter Corp.                               25,500            1,041
-  Walter Industries, Inc.                    80,400            1,040
-  Cymer, Inc.                                41,600            1,040
-  Sabratek Corp.                             47,500            1,039
   Michael Foods Group, Inc.                  44,200            1,039
-  Canandaigua Brands, Inc. Class A           19,808            1,039
   United Television, Inc.                     9,900            1,038
-  Oakley, Inc.                              145,400            1,036
   American Annuity Group Inc.                42,717            1,036
-  Closure Medical Corp.                      34,500            1,035
   Eastern Utilities Associates               35,471            1,033
   Foremost Corp. of America                  46,900            1,032
-  Chirex, Inc.                               32,100            1,031
-  Vicor Corp.                                48,619            1,030
-  Michaels Stores, Inc.                      33,600            1,029
-  Electroglas, Inc.                          51,400            1,028
   Libbey, Inc.                               35,400            1,027
   Koger Equity, Inc. REIT                    55,600            1,025
   Strayer Education, Inc.                    33,400            1,025
-  Barr Labs Inc.                             25,700            1,025
-  Playtex Products, Inc.                     65,800            1,024
-  Bush Boake Allen, Inc.                     35,000            1,024
-  Clarify, Inc.                              24,800            1,023
-  GTech Holdings Corp.                       43,400            1,023
   Lincoln Electric Holdings                  49,848            1,022
-  Concord Communications, Inc.               22,700            1,022
   Cleco Corp.                                33,608            1,021
-  Syncor International Corp.                 28,300            1,019
   Roper Industries Inc.                      31,828            1,018
-  SPS Technologies, Inc.                     27,152            1,018
-  Aerial Communications Inc.                 75,200            1,015
   Essex Property Trust, Inc. REIT            28,634            1,013
   Chemed Corp.                               30,400            1,011
   First Citizens BancShares
     Class A                                  12,500            1,009
   United Dominion Industries Ltd.            41,600            1,009
   Applebee's International, Inc.             33,482            1,009
   Reckson Associates Realty
     Corp. REIT                               42,900            1,008
   JSB Financial                              19,801            1,007
   Brown & Brown, Inc.                        26,450            1,005
-  Genrad, Inc.                               48,288            1,005
   The Stride Rite Corp.                      97,426            1,005
   Orion Capital Corp.                        28,000            1,005

------------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
------------------------------------------------------------------------
-  Hot Topic, Inc.                            37,200       $    1,004
   Georgia Gulf Corp.                         59,468            1,004
-  Riggs National Corp.                       48,800            1,003
-  Human Genome Sciences, Inc.                25,400            1,003
   Pier 1 Imports Inc.                        89,150            1,003
-  Micro Warehouse Inc.                       56,100            1,003
   Mills Corp. REIT                           46,200            1,002
-  Avis Rent A Car, Inc.                      34,400            1,002
   Regis Corp.                                52,191            1,001
   Vintage Petroleum, Inc.                    93,100            1,001
   Whitney Holdings                           25,170            1,001
   Chesapeake Corp. of Virginia               26,617              996
   Westinghouse Air Brake Co.                 38,400              996
-  Young Broadcasting Inc.                    23,400              996
   Commonwealth Energy Systems                23,700              995
-  Shopko Stores, Inc.                        27,445              995
-  DSP Group Inc.                             27,600              994
   AmerUs Life Holdings, Inc.                 36,703              991
   Federal Realty Investment
     Trust REIT                               43,200              991
-  IDEXX Laboratories Corp.                   42,500              991
-  Maverick Tube Corp.                        71,000              990
   R.L.I. Corp.                               25,525              989
-  Dionex Corp.                               24,400              988
   Superior Telecom Inc.                      39,525              988
   Health Care Properties
     Investors REIT                           34,200              988
-  Paging Network, Inc.                      205,100              987
-  Maxxam Inc.                                15,300              987
-  Southern Union Co.                         45,232              984
   Citizens Banking Corp.                     32,700              983
-  Trammell Crow Co.                          59,800              983
-  Commonwealth Telephone
     Enterprises, Inc.                        24,300              983
-  Conmed Corp.                               32,068              982
   Ruddick Corp.                              49,100              982
   Philadelphia Suburban Corp.                42,500              980
   Park National Corp.                         9,800              980
-  SMART Modular
     Technologies, Inc.                       56,400              980
-  Southwest Bancorporation of
     Texas, Inc.                              54,400              979
-  Ryan's Family Steak Houses, Inc.           84,115              978
-  Alliant Techsystems, Inc.                  11,300              977
-  AnswerThink Consulting
     Group, Inc.                              38,700              977
   Norrell Corp.                              51,900              976
   Hussman International, Inc.                58,862              975
-  Tut Systems, Inc.                          19,900              974
-  Trimble Navigation Ltd.                    75,600              973
   Chateau Communities, Inc. REIT             32,500              973
-  Visual Networks, Inc.                      30,400              973
   Longview Fibre Co.                         62,230              972
-  Capstar Broadcasting Corp.                 35,500              972
   Harman International
     Industries, Inc.                         22,081              972
   Stewart & Stevenson
     Services, Inc.                           63,618              970
-  McMoRan Exploration Co.                    43,651              969
-  Ralcorp Holdings, Inc.                     60,257              968
-  Shoe Carnival, Inc.                        56,900              967
   Westcorp, Inc.                             85,807              965
-  Action Performance Cos., Inc.              29,193              963
-  Healthcare Financial
     Partners, Inc.                           28,100              962
   Wyndham International Inc.                207,976              962
-  Progress Software Corp.                    33,950              959
-  Citadel Communications Corp.               26,500              959
-  Genesys Telecommunications
     Laboratories, Inc.                       38,300              958
-  Plains Resources                           50,383              957
-  Interim Services, Inc.                     46,390              957
-  Digene Corp.                               86,600              957
   State Auto Financial Corp.                 70,700              954
-  The Boyds Collection, Ltd.                 55,000              952
-  Open Market, Inc.                          67,100              952
-  Data Broadcasting Corp.                    90,000              951
   Fleetwood Enterprises, Inc.                35,866              948
-  Acclaim Entertainment Inc.                148,700              948
-  Kenneth Cole Productions, Inc.             34,000              948
   St. John Knits, Inc.                       32,300              945
   Roadway Express Inc.                       48,758              945
-  The Good Guys, Inc.                       125,900              944
-  Casella Waste Systems, Inc.                36,300              944
   Capitol Federal Financial                  90,400              944
   Storage USA, Inc. REIT                     29,600              944
-  Vail Resorts Inc.                          53,900              943
   Omega Healthcare
     Investors, Inc. REIT                     36,500              942
   Gerber Scientific, Inc.                    42,700              942
-  Security Dynamics
     Technologies, Inc.                       44,300              941
-  Tyler Technologies, Inc.                  136,900              941
-  Haemonetics Corp.                          46,900              941
-  Hyperion Telecommunications,
     Inc. Class A                             50,000              941
-  Forte Software, Inc.                       96,900              939
-  Champion Enterprises, Inc.                 50,369              938
   SL Green Realty Corp. REIT                 45,900              938
   Reliance Group Holdings                   126,086              938
-  Journal Register Co.                       41,600              936
   Nationwide Health
     Properties, Inc. REIT                    49,100              936
   Doral Financial Corp.                      54,200              935
-  Wesco International, Inc.                  45,600              935
-  Advanced Communications
     Group, Inc.                              94,000              934
-  Agribrands International, Inc.             23,611              934
   Arrow International, Inc.                  36,100              934
   CNA Surety Corp.                           60,990              934
   CBL & Associates
     Properties, Inc. REIT                    35,400              934
   Hancock Holding Co.                        20,800              933
   Southwest Gas Corp.                        32,600              933
-  Jones Lang Lasalle Inc.                    31,300              933
-  America West Holdings
     Corp. Class B                            49,400              932
   Avista Corp.                               57,300              931
   Regal-Beloit Corp.                         39,400              931
   First Source Corp.                         29,082              931
   The Trust Co. of New Jersey                39,600              931
-  LTX Corp.                                  69,888              930
-  Forest Oil Corp.                           74,000              930
   Prentiss Properties Trust REIT             39,500              928

------------------------------------------------------------------------
                                                               MARKET
TOTAL STOCK MARKET                                             VALUE*
INDEX FUND                                    SHARES            (000)
------------------------------------------------------------------------
   Eastern Enterprises                        23,349       $      928
-  ESSEF Corp.                                45,821              928
   Guarantee Life Cos., Inc.                  36,900              927
-  Proxymed Pharmacy, Inc.                    58,050              925
-  Ascent Entertainment Group, Inc.           65,477              925
-  Mapics Inc.                                87,500              924
   JP Realty Inc. REIT                        44,900              923
   Charles E. Smith Residential
     Realty, Inc. REIT                        27,200              923
-  U.S. Home Corp.                            26,000              923
   Clarcor Inc.                               48,000              921
-  Midway Games Inc.                          71,066              919
-  American Classic Voyager Co.               38,300              919
-  OneMain.com, Inc.                          38,800              917
-  Project Software &
     Development, Inc.                        29,300              916
   Watsco, Inc.                               55,900              915
   Home Properties of
     New York, Inc. REIT                      33,100              914
-  SCM Microsystems, Inc.                     19,700              914
   Irwin Financial Corp.                      46,800              913
-  Imation Corp.                              36,767              912
   Bowne & Co., Inc.                          70,100              911
   Commercial Metals Co.                      31,900              909
-  Photronics Labs Inc.                       37,104              909
-  Pharmacopeia, Inc.                         80,800              909
-  ADVO, Inc.                                 43,800              909
-  Columbia Sportswear Co.                    59,100              909
-  UNOVA, Inc.                                57,238              909
-  The Kroll-O'Gara Co.                       41,100              907
-  VWR Scientific Products Corp.              24,700              906
-  Mentor Graphics Corp.                      70,700              906
-  SpeedFam-IPEC, Inc.                        56,392              906
   The Macerich Co. REIT                      34,400              903
-  Orbital Sciences Corp.                     38,200              902
-  Structural Dynamics
     Research Corp.                           48,600              902
   Sun Communities, Inc. REIT                 25,400              902
-  Ardent Software, Inc.                      42,414              901
-  Silicon Valley Bancshares                  36,400              901
-  United Payors & United
     Providers, Inc.                          38,850              901
-  King Pharmaceuticals, Inc.                 34,800              900
-  Sequa Corp. Class A                        12,844              899
-  Xoom, Inc.                                 17,100              898
-  Cadiz Inc.                                 95,100              898
-  Unit Corp.                                110,400              897
-  Razorfish Inc.                             24,200              897
-  Pioneer Group, Inc.                        51,700              892
   Primex Technologies, Inc.                  41,360              892
   Washington REIT                            52,600              891
-  Vlasic Foods International, Inc.          121,769              890
-  Media Metrix, Inc.                         16,700              889
-  Handleman Co.                              75,261              889
   National Bankcorp of
     Alaska Inc.                              33,500              888
   Hilb, Rogal and Hamilton Co.               39,600              886
   The Standard Register Co.                  28,747              884
   Queens County Bancorp, Inc.                27,300              884
   Prime Bancorp Inc.                         31,960              883
   EastGroup Properties, Inc. REIT            44,000              883
   CVB Financial Corp.                        33,920              882
-  Meridian Gold Co.                         190,100              879
   Ruby Tuesday, Inc.                         46,274              879
-  SportsLine USA, Inc.                       24,500              879
-  Triad Guaranty, Inc.                       48,900              877
-  Value America, Inc.                        46,100              876
-  Insurance Auto Auctions, Inc.              54,300              876
-  Metro Networks, Inc.                       16,400              875
-  DBT Online Inc.                            26,700              874
-  Phone.com, Inc.                            15,600              874
-  Romac International, Inc.                  98,283              872
-  Coldwater Creek Inc.                       44,700              872
-  Billing Concepts Corp.                     77,828              871
-  Imperial Bancorp                           43,886              869
   CKE Restaurants Inc.                       53,498              869
   IDEX Corp.                                 26,425              869
-  Aspen Technologies, Inc.                   73,900              868
   Morrison Health Care Inc.                  34,725              868
-  Rexall Sundown, Inc.                       71,206              868
   First Bancorp/Puerto Rico                  38,450              868
-  Sunterra Corp.                             62,150              866
   MAF Bancorp, Inc.                          35,683              865
   LSI Industries Inc.                        35,818              864
-  Sonic Automotive, Inc.                     62,800              864
-  Gulf Island Fabrication, Inc.              72,300              863
-  ABC-NACO, INC.                             42,100              863
-  Mastech Corp.                              46,200              860
-  Atwood Oceanics, Inc.                      27,534              860
-  PairGain Technologies, Inc.                74,800              860
   Tredegar Corp.                             39,500              859
   OM Group, Inc.                             24,900              859
-  Il Fornaio (America) Corp.                 57,500              859
   Bob Evans Farms, Inc.                      43,200              859
-  Yellow Corp.                               48,347              858
-  NFO Worldwide, Inc.                        61,278              858
   Urban Shopping Centers, Inc.
     REIT                                     27,200              857
   Parkway Properties Inc. REIT               25,850              856
   CPB, Inc.                                  32,300              856
-  TransMontaigne Inc.                        68,100              856
-  PFF Bancorp, Inc.                          45,600              855
   Midas Inc.                                 30,120              855
   Western Gas Resources, Inc.                53,400              854
   City Holding Co.                           29,400              853
   Arnold Industries, Inc.                    55,200              852
   Cabot Oil & Gas Corp. Class A              45,600              849
-  Integrated Electrical
     Services,Inc.                            52,500              847
   BancorpSouth, Inc.                         46,700              846
   Collins & Aikman Corp.                    110,900              846
-  Medco Research, Inc.                       32,200              845
-  Group 1 Automotive, Inc.                   40,000              845
   Brown Shoe Company, Inc.                   38,815              844
   Alliance Bancorp Inc.                      36,299              844
-  Cygnus Inc.                                64,912              844
-  First Union Real Estate REIT              187,320              843
   LNR Property Corp.                         39,400              842
   Coachmen Industries, Inc.                  36,196              842
   Pinnacle Bancorp Group Inc.                26,450              841
   Authentic Fitness Corp.                    48,000              840
-  Inacom Corp.                               66,480              839
   Taubman Co. REIT                           63,600              839

------------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
------------------------------------------------------------------------
   Burlington Coat Factory
     Warehouse Corp.                          43,410           $  838
   Connecticut Energy Corp.                   21,700              837
-  LandAmerica Financial
     Group, Inc.                              29,100              837
-  Biomatrix, Inc.                            38,666              836
-  Cellstar Corp.                            105,900              834
   Mine Safety Appliances Co.                 13,000              832
   Cilcorp, Inc.                              13,300              831
-  IDX Systems Corp.                          36,800              830
-  7-Eleven, Inc.                            374,100              830
-  Advantage Learning Systems, Inc.           37,500              830
-  IHOP Corp.                                 34,400              828
   Student Loan Corp.                         18,600              828
-  Ben & Jerry's Homemade, Inc.
     Class A                                  29,800              827
   First Western Bancorp                      24,683              827
-  Scientific Games Holdings Corp.            42,400              827
   Air Express International Corp.            32,500              825
   Carter-Wallace, Inc.                       45,300              824
   First Commonwealth
     Financial Corp.                          34,500              824
   Philadelphia Consolidated
     Holding Corp.                            33,600              823
-  Sunrise Assisted Living, Inc.              23,600              823
-  Iron Mountain, Inc.                        28,750              823
   Richfood Holdings, Inc.                    46,650              822
-  ONSALE, Inc.                               43,400              822
-  Aavid Thermal Technologies                 36,300              821
   Omega Financial Corp.                      23,612              821
-  Marshall Industries                        22,828              820
   Jack Henry & Associates                    20,900              820
   Health Care REIT, Inc.                     35,200              818
   Aquarion Co.                               23,550              818
-  Microwave Power Devices, Inc.              53,200              818
-  Hayes Lemmerz
     International, Inc.                      27,840              818
-  Veterinary Centers of
     America, Inc.                            60,260              817
   Sterling Bancshares, Inc.                  61,100              817
-  Transkaryotic Therapies, Inc.              24,700              815
-  General Semiconductor, Inc.                89,289              815
-  Rogers Corp.                               27,600              814
   Commerce Group, Inc.                       33,400              814
-  Drug Emporium, Inc.                       112,242              814
-  Chico's Fas, Inc.                          34,614              813
-  HA-LO Industries, Inc.                     82,350              813
   SJW Corp.                                  10,200              812
   Crown American Realty
     Trust REIT                              111,000              812
-  CHS Electronics, Inc.                     185,500              812
   Corus Bankshares Inc.                      25,500              811
   The Ackerley Group, Inc.                   44,600              811
-  International Specialty
     Products, Inc.                           79,600              811
-  UniCapital Corp.                          128,400              811
   Farmer Brothers, Inc.                       4,000              810
-  National Western Life
     Insurance Co. Class A                     8,400              809
-  Mosaix Inc.                                63,095              808
-  Friede Goldman
     International, Inc.                      58,200              808
   First Financial Bancorp                    35,659              807
   First Sentinel Bancorp Inc.                90,645              804
   Bush Industries, Inc.                      48,383              804
-  Sybase, Inc.                               73,120              804
   St. Francis Capital Corp.                  37,400              804
   Timberline Software Corp.                  51,053              804
   US Bancorp, Inc.                           51,000              803
-  Airgas, Inc.                               65,400              801
-  Littelfuse, Inc.                           41,600              801
-  Recovery Engineering, Inc.                 47,100              801
   Independent Bank Corp.                     50,700              799
   Sovran Self Storage, Inc. REIT             29,600              797
   Thor Industries, Inc.                      28,100              797
-  Thermo Ecotek Corp.                        99,550              796
   Great Southern Bancorp, Inc.               29,900              796
   J. Baker, Inc.                             92,291              796
   Tanger Factory Outlet Centers,
     Inc. REIT                                30,611              796
   WPS Resources Corp.                        26,521              796
-  Learning Tree International, Inc.          72,700              795
   Blair Corp.                                29,500              795
   Standard Products Co.                      31,000              794
   CFSB Bancorp, Inc.                         32,258              794
-  Acuson Corp.                               46,212              794
-  Landstar System                            22,000              794
   Fair Issac & Co.                           22,600              792
-  IGEN International, Inc.                   27,200              792
   Haven Bancorp, Inc.                        49,500              792
-  TheStreet.com, Inc.                        22,000              792
   NYMAGIC, Inc.                              50,600              791
   Inter-Tel, Inc.                            43,300              790
-  Global Industrial
     Technologies, Inc.                       65,391              789
-  Castle & Cooke Inc.                        44,700              788
   NBT Bancorp, Inc.                          38,375              787
-  PSS World Medical, Inc.                    70,300              786
   Republic Security
     Financial Corp.                          93,868              786
   Anchor Bancorp Wisconsin Inc.              44,100              786
   Wellman, Inc.                              49,245              785
   Colonial Gas Co.                           21,200              784
   BSB Bancorp, Inc.                          29,049              784
-  Halter Marine Group, Inc.                 118,202              783
-  CDNOW Inc.                                 44,400              783
-  Caliber Learning Network, Inc.            164,600              782
   Andover Bancorp, Inc.                      24,900              781
   Kennametal, Inc.                           25,200              781
-  EntreMed, Inc.                             34,600              779
-  Technology Solutions Co.                   71,975              778
   Ethyl Corp.                               129,130              775
   Invacare Corp.                             28,957              775
-  Alliance Semiconductor Corp.               77,900              774
-  Mastec Inc.                                27,367              773
-  Vertex Pharmaceuticals, Inc.               32,000              772
-  Diamond Technology
     Partners Inc.                            34,489              772
   Weeks Corp. REIT                           25,300              772
   Manufactured Home
     Communities, Inc. REIT                   29,600              770
   JDN Realty Corp. REIT                      34,350              769
   Ocean Financial Corp.                      42,400              769
   TNP Enterprises, Inc.                      21,200              769

------------------------------------------------------------------------
                                                               MARKET
TOTAL STOCK MARKET                                             VALUE*
INDEX FUND                                    SHARES            (000)
------------------------------------------------------------------------
   Milacron Inc.                              41,509       $      768
-  VTEL Corp.                                180,538              767
-  CSK Auto Corp.                             28,400              767
-  Steel Dynamics, Inc.                       49,500              766
-  Marine Drilling Co., Inc.                  55,900              765
   Realty Income Corp. REIT                   32,200              765
-  CompuCredit Corp.                          40,200              764
-  Earthshell Corp.                          109,100              764
   Sauer Inc.                                 71,000              763
-  Valence Technology                        103,400              763
   Reliance Bancorp, Inc.                     27,600              762
-  Catherines Stores                          61,600              762
-  Aspect Development, Inc.                   41,200              762
   Harbor Florida Bancshares, Inc.            62,179              762
-  Credit Acceptance Corp.                   126,900              761
-  ProBusiness Services, Inc.                 21,200              761
   Orange & Rockland Utilities, Inc.          13,000              760
   Public Service Co. of
     New Mexico                               38,180              759
-  WMS Industries, Inc.                       44,600              758
-  Creative Biomolecules, Inc.               208,900              757
-  ArthroCare Corp.                           36,900              756
   Wackenhut Corp.                            25,392              755
   North Carolina Natural
     Gas Corp.                                22,050              755
-  FileNet Corp.                              66,000              755
-  Wackenhut Corrections Corp.                38,100              755
-  Renaissance Worldwide, Inc.                94,700              755
   Cross Timbers Oil Co.                      50,725              755
   Giant Industries, Inc.                     75,900              754
   L. S. Starrett Co. Class A                 28,000              753
-  Priority Healthcare Corp.
     Class B                                  21,800              752
   First Financial Holdings, Inc.             40,100              752
-  Uniroyal Technology Corp.                  63,700              748
   PXRE Corp.                                 41,288              748
   Alfa Corp.                                 37,400              748
-  Innotrac Corp.                             36,900              747
-  AirTran Holdings, Inc.                    129,900              747
-  Epicor Software Corp.                     100,422              747
-  Vistana, Inc.                              47,400              747
-  NetGravity, Inc.                           32,800              746
-  Buckeye Technology, Inc.                   49,100              746
-  Evergreen Resources, Inc.                  29,600              746
   Churchill Downs, Inc.                      21,600              745
   Coca-Cola Bottling Co.                     13,300              745
-  PICO Holdings, Inc.                        29,420              745
   Staten Island Bancorp, Inc.                41,300              743
-  S3, Inc.                                   81,700              743
   Apogee Enterprises, Inc.                   55,200              742
   World Fuel Services Corp.                  50,261              741
-  Value City Department
     Stores, Inc.                             60,500              741
-  Ultratech Stepper, Inc.                    49,200              741
-  Bristol Hotels & Resorts, Inc.             98,775              741
-  Matria Healthcare, Inc.                   102,100              740
-  NCI Building Systems, Inc.                 34,600              740
-  Centennial Bancorp                         53,500              739
   Justin Industries, Inc.                    52,960              738
-  Acceptance Insurance Cos. Inc.             49,000              738
   Computer Task Group, Inc.                  43,392              738
-  DuPont Photomasks, Inc.                    15,400              737
-  Sinclair Broadcast Group, Inc.             45,000              737
-  Medicis Pharmaceutical Corp.               28,962              735
-  Boise Cascade Office
     Products Corp.                           62,424              733
   Del Webb Corp.                             30,700              733
   Empire District Electric Co.               28,100              732
-  Giant Cement Holding, Inc.                 32,000              732
   National Presto Industries, Inc.           19,137              732
   Mentor Corp.                               39,281              732
   Black Hills Corp.                          31,600              731
   Arch Chemicals, Inc.                       30,050              731
-  U.S. Can Corp.                             32,809              730
-  Varian Medical Systems, Inc.               28,900              730
-  Station Casinos, Inc.                      35,800              729
-  Beverly Enterprises, Inc.                  90,379              729
-  Superior Consultant
     Holdings Corp.                           29,500              728
-  Mesa Air Group Inc.                        96,700              727
   AREA Bancshares Corp.                      26,745              725
-  Consolidated Graphics, Inc.                14,500              725
-  Toll Brothers, Inc.                        33,800              725
-  Corporate Express, Inc.                   103,500              725
-  Thermo Fibertek, Inc.                     101,525              723
   Jostens Inc.                               34,249              721
-  Kulicke & Soffa Industries, Inc.           26,900              721
   Chicago Title Corp.                        20,192              721
-  Cort Business Services Corp.               30,100              721
-  Phoenix Technologies LTD.                  40,302              720
-  Rent-A-Center, Inc.                        30,000              720
-  First Federal Financial Corp.              37,368              719
-  Sicor, Inc.                               169,214              719
   Texas Regional
     Bancshares, Inc.                         26,450              719
   Harleysville National Corp.                20,109              719
-  ISIS Pharmaceuticals, Inc.                 70,526              718
-  CUNO Inc.                                  37,500              717
-  United Stationers, Inc.                    32,500              715
-  GelTex Pharmaceuticals, Inc.               39,700              715
   Enesco Group, Inc.                         30,800              712
   Ottawa Financial Corp.                     33,088              711
-  Oak Technology, Inc.                      196,200              711
-  Todd Shipyards Corp.                      103,447              711
   Northwest Bancorp, Inc.                    70,900              709
-  Charming Shoppes, Inc.                    116,079              707
   Enhance Financial
     Services Group, Inc.                     35,800              707
   Caraustar Industries, Inc.                 28,500              704
   Amcore Financial                           30,500              703
-  Material Sciences Corp.                    46,850              703
   Bandag, Inc.                               20,238              702
   Peoples Bancorp, Inc.                      70,383              702
   United Wisconsin Services, Inc.            87,700              702
-  Advanced Polymer Systems                  100,200              701
-  Florida Panthers Holdings, Inc.            65,500              700
-  Del Monte Foods Co.                        41,700              698
   PennzEnergy Co.                            41,814              698
-  Multex.com Inc.                            26,700              698
-  Anixter International Inc.                 38,200              697
   Atmos Energy Corp.                         27,885              697
   International Multifoods Corp.             30,881              697
   MascoTech Inc.                             41,115              696
   Fedders Corp.                             103,845              694

------------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
------------------------------------------------------------------------
-  Heartland Express, Inc.                    42,392       $      694
-  XTRA Corp.                                 15,100              694
   Brandywine Realty Trust REIT               35,000              693
-  Boston Beer Co., Inc. Class A              86,000              693
   Technitrol, Inc.                           21,500              693
-  Egghead.com, Inc.                          61,931              693
-  Stein Mart, Inc.                           73,900              693
   Simmons First National                     21,550              692
-  TenFold Corp.                              21,800              692
   Flowserve Corp.                            36,542              692
-  Nortek, Inc.                               22,100              692
-  CompUSA, Inc.                              92,900              691
   F & M Bancorp                              20,565              690
   Analysts International Corp.               48,000              690
-  GC Cos.                                    19,291              690
   Standard Pacific Corp.                     53,300              690
   United National Bancorp                    29,013              689
   A.O. Smith Corp.                           24,600              689
   Konover Property Trust, Inc. REIT          74,900              688
   Springs Industries Inc. Class A            15,772              688
   ChemFirst Inc.                             28,300              688
-  Avatar Holding, Inc.                       36,300              687
-  Syntel, Inc.                               76,350              687
-  Orthodontic Centers of
     America, Inc.                            48,600              686
   Watkins-Johnson Co.                        23,200              684
-  K-V Pharmaceutical Co.
     Class A                                  44,150              684
-  Musicland Stores Corp.                     77,100              684
-  Tekelec                                    56,000              683
   Chemical Finance                           19,601              682
-  Basin Exploration Inc.                     34,000              682
   Dime Community Bancorp, Inc.               29,300              681
-  Respironics, Inc.                          44,966              680
-  Danielson Holdings Corp.                  118,100              679
   FFY Financial Corp.                        36,200              679
-  ETEC Systems, Inc.                         20,400              678
-  Administaff, Inc.                          42,300              677
-  Windmere-Durable Holdings Inc.             40,099              677
-  Hexcel Corp.                               66,800              676
   Mitchell Energy &
     Development Corp. Class A                35,000              676
   Myers Industries, Inc.                     33,780              676
-  International Telecommunication
     Data Systems, Inc.                       42,200              675
-  TALK.com, Inc.                             60,000              675
   Baldor Electric Co.                        33,940              675
-  Department 56 Inc.                         25,095              674
-  Ladd Furniture Inc.                        32,100              674
-  On Assignment, Inc.                        25,800              674
   CTG Resources Inc.                         18,515              673
-  Algos Pharmaceutical Corp.                 30,500              673
-  SuperGen, Inc.                             43,900              672
-  StanCorp Financial Group, Inc.             22,400              672
-  Data General Corp.                         46,126              672
   United Illuminating Co.                    15,800              671
   Titan International, Inc.                  56,450              670
-  Jo-Ann Stores, Inc. Class A                44,600              669
-  Datastream Systems, Inc.                   41,800              669
-  Stoneridge,Inc.                            49,500              668
   ASARCO, Inc.                               35,438              667
   First International Bancorp, Inc.          51,200              666
   M.A. Hanna Co.                             40,450              665
-  Network Solutions, Inc. Class A             8,400              665
   Franklin Electric, Inc.                    10,200              663
-  Aviall Inc.                                35,219              663
-  CorVel Corp.                               30,800              662
-  Cirrus Logic                               74,500              661
-  U.S. Bioscience                            67,787              661
-  Ampal-American Israel Corp.               122,800              660
-  Cannondale Corp.                           58,000              660
-  Fresh Del Monte Produce Inc.               46,700              660
-  STAR Telecommunications, Inc.              84,415              659
   Owens & Minor, Inc. Holding Co.            59,950              659
-  Echelon International Corp., Inc.          29,463              659
-  Alexander's, Inc.                           8,923              659
   Riviana Foods, Inc.                        35,100              658
-  Pediatrix Medical Group, Inc.              30,900              657
   National Golf Properties, Inc.
     REIT                                     27,000              656
   Shurgard Storage Centers, Inc.
     Class A REIT                             24,200              656
-  Beringer Wine Estates
     Holdings, Inc.                           15,700              656
-  INCYTE Pharmaceuticals, Inc.               24,800              656
-  Energy Conversion Devices, Inc.            65,975              656
-  WetSeal, Inc. Class A                      22,900              656
   LTC Properties, Inc. REIT                  50,400              655
-  National-Oilwell, Inc.                     46,800              655
-  NPC International Class A                  42,600              655
   Lilly Industries Inc. Class A              35,268              655
-  Volt Information Sciences Inc.             28,600              654
   Winston Hotels, Inc. REIT                  62,300              654
-  O'Sullivan Industries
     Holdings, Inc.                           38,400              653
-  Pride International Inc.                   61,700              652
-  Central Sprinkler Corp.                    23,118              652
   Walden Residential
     Properties, Inc. REIT                    30,300              651
   CPI Corp.                                  19,700              650
   Harmon Industries, Inc.                    32,800              650
-  Hain Food Group, Inc.                      31,500              650
-  Avid Technology, Inc.                      40,200              648
   Resource Bancshares
     Mortgage Group, Inc.                     63,100              647
-  Eclipsys Corp.                             27,000              646
-  MeriStar Hotels &
     Resorts, Inc. REIT                      187,900              646
-  WebTrends Corp.                            14,000              646
   Curtiss-Wright Corp.                       16,600              645
-  Workflow Management, Inc.                  45,267              645
   Litchfield Financial Corp.                 38,030              644
-  Credence Systems Corp.                     17,300              642
   W.R. Berkley Corp.                         25,650              641
   Wolverine World Wide, Inc.                 45,770              641
-  Insignia Financial Group, Inc.             61,000              641
-  Twinlab Corp.                              74,400              639
-  Tractor Supply Co.                         23,400              639
   State Financial Services Corp.
     Class A                                  41,869              639
-  CareInsite, Inc.                           13,500              638
-  Service Experts, Inc.                      29,000              636
-  GST Telecommunications Inc.                48,100              634
-  Province Heathcare Co.                     32,500              634

------------------------------------------------------------------------
                                                               MARKET
TOTAL STOCK MARKET                                             VALUE*
INDEX FUND                                    SHARES            (000)
------------------------------------------------------------------------
-  Pre-Paid Legal Services, Inc.              23,300        $     633
   U.S.B. Holding Co., Inc.                   41,300              632
   McGrath Rent Corp.                         31,600              632
   FBL Financial Group, Inc. Class A          32,400              632
-  Engineering Animation, Inc.                29,800              631
   Penton Media, Inc. Class A                 26,034              631
-  Enzo Biochem, Inc.                         63,900              631
-  Harbinger Corp.                            50,475              631
-  e.spire Communications, Inc.               59,700              631
   AMCOL International Corp.                  43,850              630
-  ONYX Software Corp.                        29,100              629
-  Melita International Corp.                 46,600              629
   Granite State Bankshares, Inc.             27,200              629
-  Headway Corporate
     Resources, Inc.                         136,000              629
   Medford Bancorp, Inc.                      34,198              628
-  Strattec Security Corp.                    18,605              628
   Centex Construction
     Products, Inc.                           18,400              628
-  Sunbeam Corp.                              79,100              628
-  Complete Business
     Solutions, Inc.                          35,000              628
-  Lazare Kaplan International, Inc.          62,000              628
-  Data Transmission
     Network Corp.                            22,300              627
   Casey's General Stores                     41,800              627
-  AppliedTheory Corp.                        49,100              626
-  Protection One, Inc.                      116,400              626
-  Source Media, Inc.                         36,800              626
   Landauer, Inc.                             21,200              625
-  Symmetricom Inc.                           76,900              625
-  Sequent Computer
     Systems, Inc.                            35,200              625
-  Checkpoint Systems, Inc.                   69,874              624
-  National Processing, Inc.                  61,600              624
   NCH Corp.                                  12,600              624
-  Transportation Technologies
     Industries, Inc.                         47,000              623
-  Software.com, Inc.                         26,800              621
   Skaneateles Bancorp, Inc.                  23,900              621
-  Theragenics Corp.                          89,484              621
-  Pilgrim Capital Corp.                      32,000              620
-  Auspex Systems, Inc.                       57,000              620
   Frontier Insurance Group, Inc.             40,280              619
   National City Bancorporation               29,640              619
   Phoenix Investment
     Partners Ltd.                            71,700              618
   Capital Re Corp.                           38,500              618
-  HCIA, Inc.                                 69,100              618
-  AmeriPath, Inc.                            71,600              618
   Jefferson Savings Bancorp, Inc.            44,500              617
   Berkshire Realty Co., Inc. REIT            53,300              616
-  York Research Corp.                        99,600              616
-  Alterra Healthcare Corp.                   44,800              616
   MMI Cos., Inc.                             36,500              616
-  Right Management Consultants               39,700              615
   G & L Realty Corp.                         53,496              615
   Massbank Corp.                             16,400              615
-  School Specialty, Inc.                     38,155              613
   MTS Systems Corp.                          50,280              613
-  Mortons Restaurant Group                   32,144              613
-  Ceres Group, Inc.                          66,600              612
   Russell Corp.                              31,361              612
-  Wind River Systems Inc.                    38,032              611
   Bindly Western Industries, Inc.            26,488              611
-  Navigators Group, Inc.                     40,700              611
-  Performance Food Group Co.                 22,450              610
   Tejon Ranch Co.                            23,200              609
-  Consolidated Freightways Corp.             47,399              609
-  Aphton Corp.                               43,439              608
-  Cidco, Inc.                                82,100              608
   Dreyer's Grand Ice Cream, Inc.             40,200              608
   Peoples Holding Co.                        18,700              608
-  Atlantic Coast Airlines Holdings           31,900              606
-  Advanced Tissue Sciences Inc.             186,458              606
-  Garden Fresh Restaurant Corp.              32,300              606
-  Ortel Corp.                                57,000              606
   Central Hudson Gas &
     Electric Corp.                           14,400              605
   Value Line, Inc.                           15,500              605
-  PJ America Inc.                            28,500              604
   Prime Retail, Inc. REIT                    69,400              603
   Carpenter Technology Corp.                 21,100              603
-  CFI ProServices, Inc.                      53,469              602
   Crawford & Co. Class B                     37,000              601
-  Banctec, Inc.                              33,500              601
-  Alpine Group, Inc.                         37,400              601
-  Hoenig Group, Inc.                         60,400              600
   Ametek Aerospace Products Inc.             26,000              598
-  About.Com, Inc.                            11,500              597
   Pennsylvania Enterprises Inc.              19,434              596
   Redwood Trust, Inc. REIT                   36,000              596
   Olin Corp.                                 45,200              596
   Seacoast Banking Corp. of
     Florida Class A                          19,500              595
-  Aztar Corp.                                64,700              594
-  Aetrium, Inc.                              65,100              594
-  Concentra Managed Care                     40,100              594
-  SpaceLabs Medical, Inc.                    31,439              593
-  Norstan, Inc.                              47,700              593
   Standard Motor Products, Inc.              24,200              593
-  Arcadia Financial Ltd.                     76,500              593
   Gainsco, Inc.                             100,846              592
   Worthington Foods                          35,888              592
   WSFS Financial Corp.                       40,300              592
   New Jersey Resources Corp.                 15,800              592
   S & T Bancorp, Inc.                        23,400              591
-  Eco Soil Systems, Inc.                    109,900              591
   Associated Estates Realty Corp.
     REIT                                     50,000              591
-  Palm Harbor Homes, Inc.                    23,500              589
   N L Industries, Inc.                       52,900              589
-  National Dentex Corp.                      34,100              588
   Met-Pro Corp.                              47,045              588
-  American Axle & Manufacturing
     Holdings, Inc.                           42,000              588
-  Input/Output, Inc.                         77,500              586
   Flagstar Bancorp, Inc.                     23,200              586
   Trinet Corporate Realty Trust,
     Inc. REIT                                21,100              584
   National Steel Corp. Class B               69,600              583
   Arrow Financial Corp.                      22,077              582
-  Benihana Inc. Class A                      40,100              581
   Greif Brothers Corp. Class A               22,800              581

------------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
------------------------------------------------------------------------
-  GRC International, Inc.                    68,300       $      581
   SIG Corp.                                  20,300              580
   Banta Corp.                                27,600              580
-  Rainforest Cafe, Inc.                     114,475              580
   Atlanta Sosnoff Capital                    61,200              579
-  Martek Biosciences Corp.                   68,100              579
   Commercial Intertech Corp.                 36,300              579
   Community Trust Bancorp Inc.               24,750              579
   Town & Country Trust REIT                  32,300              577
   Oil-Dri Corp. of America                   36,075              577
-  Deltek Systems, Inc.                       58,400              577
-  Digi International, Inc.                   55,200              576
   American States Water Co.                  20,300              576
   Indiana Energy, Inc.                       27,000              575
-  Medialink Worldwide, Inc.                  35,900              574
-  Coinstar, Inc.                             20,000              574
-  Interdigital Communications
     Corp.                                   123,700              572
-  Dril-Quip, Inc.                            24,900              571
-  Tech-Sym Corp.                             24,002              570
-  Stratus Properties, Inc.                  123,000              569
   Barnes Group, Inc.                         26,100              568
-  Esterline Technologies Corp.               39,490              568
-  Syms Corp.                                 69,800              567
   Katy Industries, Inc.                      43,600              567
-  NetManage, Inc.                           262,863              567
-  Allaire Corp.                               8,300              566
-  Satcon Technology Corp.                    73,093              566
-  Intraware, Inc.                            23,600              566
-  Fairchild Corp.                            44,401              566
   Skywest, Inc.                              22,700              566
-  Hovnanian Enterprises Class A              64,650              566
-  Integrated Systems, Inc.                   48,000              564
   Interface, Inc.                            65,300              563
-  Annaly Mortgage
     Management Inc. REIT                     50,000              563
-  Florida Banks, Inc.                        72,000              563
   AGCO Corp.                                 49,700              562
-  Pacific Gateway Exchange, Inc.             19,300              562
   CB Bancshares Inc./Hawaii                  17,700              562
   Virco Manufacturing Corp.                  34,850              562
-  Penwest Pharmaceuticals Co.                70,236              562
-  Davox Corp.                                47,000              561
-  Western Digital Corp.                      86,300              561
   Getty Realty Holding Corp.                 39,000              561
   Middlesex Water Co.                        22,300              560
   Lance, Inc.                                35,821              560
   Cabot Industrial Trust REIT                26,300              559
   J.M. Smucker Co. Class A                   25,100              558
-  Micrion Corp.                              49,600              558
-  Bio-Rad Laboratories, Inc.
     Class A                                  21,353              558
-  Microtouch Systems, Inc.                   37,499              558
-  Gardner Denver Inc.                        34,554              557
   UGI Corp. Holding Co.                      27,600              557
-  Shoney's Inc.                             254,406              557
   Bel Fuse, Inc.-Class A                     19,850              556
-  Optical Cable Corp.                        50,400              554
   Zenith National Insurance Corp.            22,500              554
-  PAREXEL International Corp.                41,500              552
-  Cunningham Graphics
     International, Inc.                      33,200              552
-  MemberWorks, Inc.                          19,000              551
   Corporate Office Properties
     Trust, Inc. REIT                         66,600              545
-  RailTex, Inc.                              39,206              544
   Amcast Industrial Corp.                    33,296              543
   Green Street Financial Corp.               46,700              543
-  Polo Ralph Lauren Corp.                    28,500              542
-  Manugistics Group, Inc.                    37,300              541
   Sizzlers Property Investors, Inc.          61,800              541
-  Newpark Resources, Inc.                    60,800              540
   Spartan Motors, Inc.                       93,500              538
   Pioneer Standard Electronics Inc.          44,800              538
   Meridian Diagnostics, Inc.                 75,429              537
-  Clayton Williams Energy, Inc.              90,500              537
-  Impath, Inc.                               19,900              537
   Madison Gas & Electric Co.                 26,200              537
   Enterprise Products
     Partners L.P.                            29,000              537
-  Shuffle Master, Inc.                       64,017              536
   IRT Property Co. REIT                      54,100              534
-  Daisytek International Corp.               32,700              533
-  Immucor Inc.                               39,146              533
-  barnesandnoble.com inc.                    29,600              533
-  DVI, Inc.                                  31,100              533
-  Integrated Silicon Solution, Inc.          91,600              532
   General Binding Corp.                      22,572              530
-  Oceaneering International, Inc.            32,890              530
   Gorman-Rupp Co.                            32,125              530
   Ampco-Pittsburgh Corp.                     41,335              530
-  Applix, Inc.                               60,521              530
   American Residential
     Investment Trust, Inc. REIT              71,800              530
-  Juno Online Services, Inc.                 23,000              529
   Flushing Financial Corp.                   34,300              527
-  Security Capital Group Inc.
     REIT Class B                             36,200              527
   Hughes Supply, Inc.                        17,739              527
-  Software Spectrum, Inc.                    32,400              527
   Lindsay Manufacturing Co.                  29,937              526
-  Clintrials Research, Inc.                 105,100              526
-  American Access
     Technologies Inc.                        28,400              525
-  Kaneb Services, Inc.                      123,616              525
   HEICO Corp.                                21,108              525
   Summit Bancshares, Inc.                    30,200              525
-  CompX International Inc.                   29,300              524
-  Digital Generation Systems                107,000              522
-  Proxicom, Inc.                             20,300              521
   Susquehanna Bancshares, Inc.               29,475              521
-  Vicorp Restaurants, Inc.                   30,000              521
-  Cellnet Data Systems                       57,900              521
   Oakwood Homes Corp.                        39,700              521
-  Ace Cash Express, Inc.                     36,750              519
   Ballard Medical Products                   22,266              519
-  Fisher Scientific International Inc.       23,200              518
   Century Bancorp, Inc. Class A              26,900              516
   Tech/Ops Sevcon, Inc.                      41,600              515
-  Cal Dive International, Inc.               17,200              514
-  autobytel.com inc.                         24,600              514
   Lillian Vernon Corp.                       39,500              514
-  Rochester Medical Corp.                    51,350              514
-  I-Link, Inc.                              109,300              512

------------------------------------------------------------------------
                                                               MARKET
TOTAL STOCK MARKET                                             VALUE*
INDEX FUND                                    SHARES            (000)
------------------------------------------------------------------------
   Burnham Pacific
     Properties, Inc. REIT                    41,600        $     512
   Bassett Furniture Industries, Inc.         22,363              512
   Gentek, Inc.                               36,800              511
-  Petrocorp, Inc.                            83,278              510
-  Avant! Corp.                               40,400              510
-  P-Com, Inc.                                97,300              509
   CFW Communications Co.                     21,000              509
-  Oxigene, Inc.                              53,839              508
-  Barra, Inc.                                20,100              508
-  Ventana Medical Systems, Inc.              26,500              507
   Public Service Co. of
     North Carolina, Inc.                     17,300              506
-  Carmike Cinemas, Inc. Class A              31,689              505
   Stepan Co.                                 19,900              505
   Mid Atlantic Realty Trust REIT             45,350              505
   Ryerson Tull, Inc.                         22,341              504
   Imperial Credit Commercial
     Mortgage Investment Corp.
     REIT                                     46,600              504
-  West TeleServices Corp.                    53,700              503
   Connecticut Water Services, Inc.           18,300              503
-  Strategic Distribution, Inc.              217,478              503
-  World Acceptance Corp.                     99,800              502
   Bradley Real Estate, Inc.
     8.40% Cvt. Pfd.                          21,672              501
   Imperial Sugar Co.                         72,206              501
-  VideoServer, Inc.                          52,600              500
   DT Industries, Inc.                        54,300              499
-  Acmat Corp. Class A                        33,500              498
   Oxford Industries, Inc.                    17,600              498
   Correctional Properties Trust
     REIT                                     31,600              498
-  Carriage Services, Inc.                    26,500              497
-  Premisys Communications, Inc.              67,800              496
-  Novoste Corp.                              23,600              496
-  Lechters Corp.                            198,200              496
-  Perry Ellis International Corp.            37,000              495
   Newmil Bancorp, Inc.                       44,900              494
-  Orange-Co, Inc.                            90,800              494
   Angelica Corp.                             28,000              494
   Glenborough Realty Trust, Inc.
     REIT                                     28,200              494
-  Silgan Holdings, Inc.                      24,800              493
-  Netmoves, Corp.                            89,600              493
   Presidential Life Corp.                    25,100              493
-  Level 8 Systems Inc.                       41,900              492
-  Thermedics Detection Inc.                  48,895              492
-  Lone Star Technologies, Inc.               27,700              492
-  Varian Semiconductor
     Equipment Associates, Inc.               28,900              491
-  International Rectifier Corp.              36,900              491
   Bryn Mawr Bank Corp.                       19,100              491
-  INSpire Insurance Solutions, Inc.          33,800              490
-  Ocwen Financial Corp.                      55,200              490
-  Prime Hospitality Corp.                    40,800              490
-  Itron, Inc.                                57,100              489
-  Triad Hospitals, Inc.                      36,194              489
   Horizon Financial Corp.                    35,698              489
-  NBTY, Inc.                                 75,100              488
-  LifePoint Hospitals, Inc.                  36,194              486
-  Rightchoice Managed Care, Inc.             42,500              486
   National Health Investors REIT             21,300              486
   Oregon Steel Mills, Inc.                   36,500              486
-  Sizzler International                     215,925              486
   Arch Coal, Inc.                            35,000              486
   Lawrence Savings Bank                      51,800              486
-  Staff Leasing,Inc.                         37,700              485
   Southwestern Energy Co.                    45,900              485
-  U.S. Franchise Systems, Inc.
     Class A                                  20,900              485
   RPC Inc.                                   55,300              484
-  Salient 3 Communications
     Class A                                  59,500              483
-  Epitope Inc.                               82,200              483
-  I-STAT Corp.                               52,900              483
   United Mobile Homes, Inc.                  51,100              482
-  Comdial Corp.                              68,266              482
-  Amerco, Inc.                               21,400              482
-  Styling Technology Corp.                   37,000              481
-  FSI International, Inc.                    57,800              480
   LTV Corp.                                  71,700              479
-  Organogenesis, Inc.                        51,108              479
-  Dura Automotive Systems, Inc.              14,379              478
-  Priority Healthcare Corp. Class A          13,848              478
-  Bright Horizons Family
     Solutions, Inc.                          25,300              478
-  Andrea Radio Corp.                         73,300              476
-  Presstek, Inc                              66,000              476
   Commercial Net Lease Realty
     REIT                                     37,000              476
-  Mid Atlantic Medical
     Services, Inc.                           48,100              475
-  Aftermarket Technology Corp.               41,700              474
-  Friendly Ice Cream Corp.                   59,200              474
-  Standard Microsystem                       62,500              473
-  Vantive Corp.                              41,300              472
-  Zoll Medical Corp.                         39,300              472
-  Rainbow Technologies, Inc.                 39,900              471
-  Zebra Technologies Corp.
     Class B                                  12,240              470
   Boddie-Noell Properties Inc.               40,900              470
-  TCSI Corp.                                183,521              470
-  Physicians' Specialty Corp.                49,100              470
-  Total-Tel USA
     Communications, Inc.                     26,580              468
   Berry Petroleum Class A                    33,600              468
-  Remedy Corp.                               17,400              468
   EZCORP, Inc.                               68,000              468
-  Quaker City Bancorp, Inc.                  28,272              466
-  SEACOR SMIT Inc.                            8,700              465
-  Laboratory Corp. of America               161,648              465
   Grove Property Trust REIT                  35,600              463
-  Precision Response Corp.                   82,700              463
   NUI Corp.                                  18,500              463
-  Converse Inc.                             127,500              462
-  Aspect Telecommunications Corp.            47,300              461
-  Goody's Family Clothing                    40,300              461
   Comcast Corp. Class A                      12,860              461
-  Marvel Enterprises Inc.                    62,400              460
-  EEX Corp.                                  66,213              459
   Western Investment Real Estate
     Trust REIT                               39,500              459

------------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
------------------------------------------------------------------------
   Ameron International Corp.                 10,400       $      459
-  S&K Famous Brands Inc.                     48,100              458
-  UniSource Energy Corp.                     38,380              458
   Bangor Hydro-Electric Co.                  28,400              458
-  iXL Enterprises, Inc.                      17,000              457
-  Able Telcom Holding Corp.                  63,000              457
-  The Sports Authority, Inc.                102,800              456
-  Nuevo Energy Co.                           34,400              456
-  Crescendo Pharmaceuticals
     Corp.                                    26,379              455
-  Dura Pharmaceuticals, Inc.                 38,086              455
   Thomas Nelson, Inc.                        40,850              454
   M/A/R/C, Inc.                              31,200              452
   Allen Organ Co.                            12,300              450
-  Tuboscope Inc.                             32,900              450
-  Inprise Corp.                              92,200              449
-  Jackpot Enterprises, Inc.                  52,800              449
-  Wit Capital Group, Inc.                    13,200              449
-  Zoltek Cos., Inc.                          56,400              448
-  Preview Travel, Inc.                       20,300              445
   Merrill Corp.                              30,700              445
   Heritage Financial Corp.                   51,900              444
   Northwest Natural Gas Co.                  18,400              444
   Merchants Bancshares, Inc.                 19,500              444
-  SITEL Corp.                               151,000              444
-  Diametrics Medical, Inc.                   73,700              442
-  Immune Response                            81,917              440
-  Sunburst Hospitality Corp.                 74,713              439
-  Cameron Ashley Building
     Products                                 42,008              438
-  Kent Electronics Corp.                     22,100              438
-  Nashua Corp.                               44,314              438
-  Viacom Inc. Class A                         9,906              437
-  Perrigo Co.                                57,300              437
-  EMS Technologies, Inc.                     30,086              436
-  Globe Business Resources, Inc.             33,500              436
-  Applied Innovation Inc.                    92,900              435
   CV REIT, Inc.                              33,800              435
-  Curative Health Services Inc.              78,800              433
   EDO Corp.                                  59,700              433
   Consolidated-Tomoka Land Co.               29,700              433
   A.M. Castle & Co.                          25,431              432
-  Diacrin, Inc.                              76,000              432
   OEA, Inc.                                  48,700              432
-  Maxicare Health Plans Inc.                 90,878              432
   Cubic Corp.                                17,600              431
-  Belco Oil & Gas Corp.                      62,100              431
-  Park-Ohio Holdings Corp.                   25,400              430
-  ADAC Laboratories                          59,300              430
   Cascade Bancorp                            26,650              430
-  Burlington Industries, Inc.                47,397              430
-  Kendle International Inc.                  26,800              429
   Exide Corp.                                29,000              428
-  XOMA Ltd.                                  70,556              428
-  Correctional Services Corp.                56,085              428
-  Cable Design Technologies                  27,678              427
   Hopfed Bancorp, Inc.                       19,400              427
-  RWD Technologies, Inc.                     40,800              426
-  PE Corp.-Celera Genomics
     Group                                    26,265              425
-  California Amplifier, Inc.                 65,360              425
   Tremont Corp.                              19,746              425
-  BankUnited Financial Corp.                 44,100              424
-  Scott Technologies, Inc.                   22,000              424
-  Jan Bell Marketing Inc.                   120,500              422
   Varian, Inc.                               31,200              421
   Apex Mortgage Capital, Inc.
     REIT                                     31,600              421
   Asset Investors Corp.                      28,100              420
   UniFirst Corp.                             22,800              419
-  Chalone Wine Group Ltd.                    42,940              419
-  Parker Drilling Co.                       126,300              418
   Central Vermont Public
     Service Corp.                            32,800              418
   Foster Wheeler Corp.                       29,596              418
-  MessageMedia Inc.                          22,000              418
-  Health Management
     Systems, Inc.                            75,997              418
   Hunt Corp.                                 50,300              415
   RFS Hotel Investors, Inc. REIT             33,000              415
-  Sonosite, Inc.                             24,379              414
-  Personnel Group of America, Inc.           41,404              414
-  IMRglobal Corp.                            21,500              414
-  Autoweb.com, Inc.                          27,700              414
-  Thermo TerraTech, Inc.                     73,500              413
   InterWest Bancorp Inc.                     16,500              413
-  Boron, LePore & Associates, Inc.           49,200              412
   St. Mary Land & Exploration Co.            20,028              412
-  Lifecore Biomedical Inc.                   35,800              412
-  Schuler Homes Inc.                         63,300              411
-  @Entertainment, Inc.                       21,900              411
   Quaker Chemical Corp.                      25,200              410
   TF Financial Corp.                         21,200              409
   BankAtlantic Bancorp, Inc.
     Class A                                  56,400              409
   First Charter Corp.                        16,484              408
-  Trans World Airlines                       82,497              407
   Trenwick Group Inc.                        16,500              407
   Donnelly Corp.                             25,725              407
-  Acacia Research Corp.                      50,800              406
   Crown Crafts, Inc.                         92,700              406
-  Manhattan Associates, Inc.                 49,000              404
-  Baldwin Technology Class A                137,600              404
-  M&F Worldwide Corp.                        50,779              403
-  Drexler Technology Corp.                   42,389              403
   HF Financial Corp.                         29,950              401
-  General DataComm
     Industries, Inc.                        152,500              400
   Superior Uniform Group, Inc.               31,900              399
-  Caribiner International, Inc.              64,400              398
   OmniQuip International, Inc.               50,400              397
-  Cyberian Outpost, Inc.                     39,900              397
-  Centigram Communications                   42,500              396
-  Invision Technologies, Inc.                77,200              396
-  Cole National Corp. Class A                49,800              395
   Southern Peru Copper Corp.                 27,300              394
-  Mansur Industries, Inc.                    39,400              394
-  Magellan Health Services, Inc.             39,300              393
   Wolohan Lumber Co.                         32,078              393
   Vesta Insurance Group, Inc.                84,900              393
-  Premiere Technologies, Inc.                34,100              392
   Phillips-Van Heusen Corp.                  39,700              392
-  LINC Capital, Inc.                         44,100              391
-  Chemical Fabrics Corp.                     21,511              391

------------------------------------------------------------------------
                                                               MARKET
TOTAL STOCK MARKET                                             VALUE*
INDEX FUND                                    SHARES            (000)
------------------------------------------------------------------------
-  Lancer Corp.                               46,685        $     391
-  Information Resources, Inc.                44,635              391
-  United Capital Corp.                       24,900              389
-  MRV Communications Inc.                    29,486              387
-  American Bank Note
     Holographics, Inc.                      140,700              387
   NewSouth Bancorp, Inc.                     21,750              386
-  Atrix Laboratories, Inc.                   39,989              385
-  Echo Bay Mines Ltd.                       267,384              384
-  StaffMark, Inc.                            38,300              384
-  FLIR Systems, Inc.                         25,400              384
-  uBid, Inc.                                 12,000              384
-  Fritz Cos., Inc.                           35,500              382
-  Read Rite Corp.                            61,431              381
-  Brightpoint, Inc.                          62,800              381
-  Wall Data Inc.                             39,796              381
-  infoUSA, Inc. Class B                      44,616              379
-  Biotechnology General                      58,300              379
   Puerto Rican Cement Co., Inc.              11,400              378
-  Cone Mills Corp.                           63,000              378
-  Factory 2-U Stores Inc.                    20,400              377
-  Hartmarx Corp.                             90,100              377
-  Artesyn Technologies, Inc.                 17,000              377
-  SteriGenics International, Inc.            14,300              377
-  Time Warner Telecom Inc.                   13,000              377
-  SpecTran Corp.                             33,500              377
   Pittston BAX Group                         39,650              377
-  NS Group Inc.                              40,600              376
-  PhyCor, Inc.                               50,700              375
   Schnitzer Steel Industries, Inc.
     Class A                                  16,700              375
   Ziegler Cos., Inc.                         21,300              374
-  BE Avionics Inc.                           20,000              374
   Alico, Inc.                                24,100              374
-  Metromedia International
     Group, Inc.                              49,700              373
-  Schein Pharmaceutical, Inc.                30,900              373
-  Identix, Inc.                              37,900              372
-  Miller Industries, Inc.                    94,300              371
-  Daily Journal Corp.                        10,000              371
   Davel Communications, Inc.                 68,943              371
-  AMF Bowling, Inc.                          43,900              370
-  Coeur D'Alene Mines Corp.                  79,600              368
   Standard Commercial
     Tobacco Co.                              62,571              368
-  Coleman Inc.                               39,032              366
-  Neurogen Corp.                             25,020              366
-  Integrated Health Services, Inc.           45,600              365
-  Berlitz International, Inc.                19,827              364
-  New Mexico & Arizona Land Co.              50,141              364
-  Old Dominion Freight Line, Inc.            30,515              362
-  Protocol Systems, Inc.                     41,600              361
-  PathoGenesis Corp.                         25,400              360
   Watts Industries Class A                   18,700              359
   Alamo Group, Inc.                          40,800              357
   First Commerce
     Bancshares Inc. Class A                  14,400              356
   Greater Bay Bancorp                        10,700              356
-  Mossimo, Inc.                              39,700              355
-  Host Marriott Services Corp.               43,584              354
   Petroleum Helicopters, Inc.                28,800              353
   Superior Industries
     International, Inc.                      12,850              351
-  Computer Learning Centers, Inc.            71,000              351
   Penford Corp.                              21,491              349
-  Highlands Insurance Group                  33,154              348
   Calgon Carbon Corp.                        58,600              348
-  Gilman & Ciocia, Inc.                      37,800              347
   Thornburg Mortgage Asset Corp.
     REIT                                     34,700              347
-  Applied Digital Access, Inc.               77,100              347
-  Coherent, Inc.                             18,600              346
   Penn Virginia Corp.                        17,500              346
   Holly Corp.                                25,800              345
-  Computer Horizons Corp.                    24,944              345
-  Sola International Inc.                    17,700              344
-  Cytoclonal Pharmaceutics Inc.              54,400              343
   Guilford Mills, Inc.                       33,050              343
-  Juniper Networks INC                        2,300              343
   Mueller (Paul) Co.                         11,000              342
-  American Skiing Co.                        84,200              342
-  Fresh America Corp.                        24,400              342
-  Western Water Co.                          97,600              342
-  Metrocall, Inc.                           124,200              342
-  FARO Technologies, Inc.                    68,000              340
-  LeukoSite, Inc.                            28,300              340
   Hancock Fabrics, Inc.                      77,600              340
-  Global Payment Tech Inc.                   42,500              339
   Rollins Truck Leasing                      30,400              338
-  Lynx Therapeutics Inc.                     29,826              337
-  MEMC Electronic
     Materials, Inc.                          27,600              336
   Big Dog Holdings, Inc.                     63,900              335
   First Savings Bancorp, Inc.                16,700              334
-  First Consulting Group, Inc.               31,416              334
-  Activision, Inc.                           22,900              333
   Oregon Trail Financial Corp.               26,100              333
-  Provident Financial Holdings, Inc.         16,600              332
   F & M National Corp.                       10,000              332
-  Digital Island Inc.                        18,400              330
-  Lone Star Steakhouse &
     Saloon, Inc.                             33,900              329
-  Swift Energy Co.                           30,500              326
   Circle International Group, Inc.           14,900              326
-  Nu Horizons Electronics Corp.              46,100              326
-  Systemax Inc.                              26,200              324
   Chiquita Brands
     International, Inc.                      35,935              323
-  Merisel, Inc.                             141,700              323
-  MSC Industrial Direct Co., Inc.
     Class A                                  31,500              323
-  Lydall, Inc.                               28,000              322
-  Intergraph Corp.                           41,440              321
-  SM&A Corp.                                 42,000              320
   Fleming Cos., Inc.                         27,539              320
-  Layne Christensen Co.                      50,200              320
   Overseas Shipholding Group Inc.            24,800              319
-  Global Vacation Group, Inc.                70,700              318
-  Hawthorne Financial Corp.                  19,500              317
   Cadmus Communications                      22,900              315
   Ventas, Inc.                               58,563              315
-  AT&T Corp.-Liberty Media Group              8,438              314
-  GT Interactive Software Corp.              89,800              314

------------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
------------------------------------------------------------------------
-  Weirton Steel                             134,900          $   312
-  The Cherry Corp.                           22,200              311
-  Silicon Valley Group, Inc.                 18,400              309
-  Seattle FilmWorks, Inc.                   100,900              309
-  Hologic, Inc.                              54,900              309
-  Brocade Communications
     Systems, Inc.                             3,200              309
-  MLC Holdings, Inc.                         39,800              308
   Schweitzer-Mauduit
     International, Inc.                      20,537              308
-  Kensey Nash Corp.                          38,500              308
-  LMI Aerospace, Inc.                        71,400              308
-  3Dfx Interactive, Inc.                     19,700              308
-  Crestline Capital Corp.                    18,233              307
   Atlantic Tele-Network, Inc.                29,120              306
-  Filene's Basement Corp.                   212,205              305
-  Marcam Solutions, Inc.                     40,750              304
   ABM Industries                              9,900              304
   General Chemical Group, Inc.               97,200              304
   Hubbell Inc. Class A                        7,600              303
   Marion Capital Holdings                    14,600              303
   Intermet Corp.                             19,900              301
-  NCS HealthCare, Inc.                       55,300              301
-  Chesapeake Energy Corp.                   102,300              301
-  Veritas DGC Inc.                           16,400              300
   Stephan Co.                                71,550              300
-  Harken Energy Corp.                       184,300              299
   HMN Financial, Inc.                        25,550              297
-  Coram Healthcare Corp.                    169,475              297
-  Allied Holdings, Inc.                      36,500              297
-  Sensory Science Corp.                      83,100              296
-  SpeedUs.com, Inc.                          50,200              295
-  Spectranetics Corp.                       104,500              294
-  Chic By H.I.S., Inc.                      110,580              294
-  System Software
     Associates, Inc.                        176,500              292
-  Toymax International, Inc.                 58,800              292
   Pan Pacific Retail
     Properties, Inc. REIT                    15,000              292
   Cavalier Homes, Inc.                       35,600              291
-  Allen Telecom Inc.                         27,000              290
   Universal Health Realty Income             14,700              289
-  Midwest Express Holdings, Inc.              8,500              289
-  Molecular Biosystems, Inc.                118,200              288
-  Meritage Corp.                             26,300              288
-  Thermotrex Corp.                           37,500              286
-  Encore Wire Corp.                          31,550              286
   Birmingham Steel Corp.                     69,300              286
-  McWorter Technologies Inc.                 19,800              286
   Waddell & Reed Financial, Inc.             10,402              285
-  Medaphis Corp.                             49,416              284
-  Franklin Electronic
     Publishers, Inc.                         77,000              284
-  The Gymboree Corp.                         27,040              284
-  Jacobson Stores Inc.                       39,100              283
-  Information Management
     Associates, Inc.                         80,800              283
-  HMT Technology Corp.                      112,900              282
-  Micrografx, Inc.                           46,500              282
   Prime Group Realty Trust REIT              16,400              282
-  Periphonics Corp.                          17,200              282
   Rouge Industries Inc.                      29,200              281
-  Diamond Multimedia
     Systems, Inc.                            67,900              280
-  HomeBase, Inc.                             43,800              276
   BeautiControl Cosmetics                    59,700              276
   FirstSpartan Financial Corp.               11,800              274
-  Urocor, Inc.                               55,600              273
-  AXENT Technologies, Inc.                   24,500              273
-  Thermo Cardiosystems Inc.                  25,050              272
-  TBC Corp.                                  38,450              272
-  Navigant International, Inc.               34,450              271
-  Travel Services International, Inc.        22,600              271
-  TRO Learning, Inc.                         44,100              270
   Ambanc Holding Co., Inc.                   16,200              269
-  Jenny Craig Inc.                           76,900              269
-  Foamex International, Inc.                 48,100              268
-  Korn/Ferry International                   15,700              267
   Bel Fuse, Inc.- Class B                    10,250              267
   Cato Corp. Class A                         22,900              266
-  DLJdirect                                   9,000              266
-  Scios, Inc.                                81,500              265
   Fidelity Bancorp, Inc.                     12,300              264
-  Object Design, Inc.                        68,000              264
-  Imperial Credit                            37,126              263
-  Griffin Land & Nurseries, Inc.             22,100              262
   Argonaut Group, Inc.                       10,881              261
-  Advanced Lighting
     Technologies, Inc.                       29,000              261
-  Associated Group, Inc. Class B              4,000              261
   Heilig-Meyers Co.                          38,057              259
-  Invitrogen Corp.                           10,500              259
-  NVIDIA Corp.                               13,500              258
-  TSR, Inc.                                  30,200              257
   HEICO Corp. Class A                        10,554              256
-  Building One Services Corp.                18,442              256
-  Omega Worldwide, Inc.                      62,943              256
-  Hie Inc.                                  107,600              256
   Green Mountain Power Corp.                 22,700              255
-  Samsonite Corp.                            50,778              254
-  Family Golf Centers, Inc.                  32,900              253
-  The Dress Barn, Inc.                       15,800              253
-  Grey Wolf, Inc.                           100,500              251
-  Exabyte Corp.                              64,800              251
-  Synagro Technologies Inc.                  39,346              251
   Nash-Finch Co.                             24,700              249
-  General Cigar Holdings, Inc.               31,700              248
-  Berkshire Hathaway Inc. Class B               110              247
-  Sterile Recoveries, Inc.                   21,200              247
-  TCI Satellite Entertainment, Inc.
     Class A                                  84,106              247
   Otter Tail Power Co.                        6,402              247
-  Sunrise Medical, Inc.                      34,600              247
-  Syntroleum Corp.                           27,500              246
-  Applied Graphics
     Technologies, Inc.                       19,360              244
-  Immunomedics Inc.                         166,100              244
   Banco Santander Puerto Rico                13,500              244
-  Capital Corp. of the West                  19,500              244
   Avado Brands, Inc.                         29,074              243
-  Landry's Seafood
     Restaurants, Inc.                        30,400              243
   Capstead Mortgage Corp. REIT               44,550              242
   First Liberty Financial Corp.               7,700              242

------------------------------------------------------------------------
                                                               MARKET
TOTAL STOCK MARKET                                             VALUE*
INDEX FUND                                    SHARES            (000)
------------------------------------------------------------------------
   Terra Industries, Inc.                     60,250       $      241
-  Geoworks                                   80,300              241
-  Amresco, Inc.                              37,200              239
-  Stac Software, Inc.                        42,982              239
   X-Rite Inc.                                36,500              235
-  COMFORCE Corp.                             77,873              234
   K2 Inc.                                    26,062              233
-  Group Maintenance
     America Corp.                            18,000              233
-  Budget Group, Inc.                         18,900              233
   Titanium Metals Corp.                      20,900              233
-  Kitty Hawk, Inc.                           29,400              232
-  Mechanical Technology Inc.                  8,550              231
-  Comptek Research, Inc.                     28,600              231
   Methode Electronics, Inc.
     Class A                                  10,051              230
   Telxon Corp.                               28,900              229
   Aames Financial Corp.                     174,750              229
-  Intelidata Technologies Corp.              91,700              229
-  Signal Technology Corp.                    41,653              229
-  Navarre Corp.                              23,200              228
-  Novavax, Inc.                              65,190              228
-  dELiA*s Inc.                               16,900              228
   Bridge View Bancorp                        12,880              228
-  MetaCreations Corp.                        39,325              226
-  Forcenergy Inc.                           241,127              226
-  infoUSA, Inc. Class A                      25,416              226
-  Merix Corp.                                29,500              225
-  V-One Corp.                                82,600              225
-  Loronix Information Systems                27,100              224
-  Premier Research
     Worldwide, Ltd.                          35,000              223
   ISCO, Inc.                                 35,685              223
   Patriot Bank Corp.                         23,475              223
-  Cheap Tickets, Inc.                         6,100              223
-  Vivus, Inc.                                84,400              222
   FNB Financial Services Corp.               14,500              221
   Greater Delaware Valley
     Savings Bank                             23,400              221
-  Impco Technologies Inc.                    17,200              219
-  SeaMED Corp.                               18,600              219
-  Frontline Communications Corp.             25,900              219
-  Artisoft, Inc.                             42,904              217
-  US SEARCH.com Inc.                         27,000              216
-  Ocular Sciences, Inc.                      12,400              215
   Maine Public Service Co.                   12,000              213
-  Response Oncology, Inc.                    72,500              213
-  Delphi Information Systems, Inc.           21,280              213
-  Kevco, Inc.                                25,800              211
-  Hecla Mining Co.                          102,200              211
-  Waste Systems International, Inc.          30,400              210
-  Phoenix International Ltd., Inc.           32,900              210
   Laser Mortgage
     Management, Inc.                         61,000              210
-  INSO Corp.                                 38,900              209
-  BroadBand Technologies, Inc.               84,400              208
-  Transworld Healthcare Inc.                 61,726              208
   Synalloy Corp.                             25,500              207
   Continental Mortgage &
     Equity Trust                             13,350              207
-  Genesis Direct, Inc.                      109,700              206
-  Walker Interactive Systems, Inc.           78,300              206
   Huntco Inc. Class A                        68,200              205
-  Keystone Consolidated
     Industries, Inc.                         30,690              203
-  Darling International, Inc.               104,900              203
-  Sagent Technology, Inc.                    23,300              201
-  Omtool, Ltd.                               60,600              201
   Innkeepers USA Trust REIT                  20,000              200
   Psychemedics, Inc.                         40,000              200
   International Shipholding Corp.            13,900              200
-  Advanced Magnetics, Inc.                   47,700              200
-  Mesaba Holdings, Inc.                      15,600              199
   Gables Residential Trust REIT               8,100              195
-  Gibson Greetings, Inc.                     30,800              195
-  Numerex Corp.                              45,900              195
-  PlayCore, Inc.                             33,911              195
-  Objective Systems Integrators, Inc.        70,800              195
-  Compass International
     Services Corp.                           27,800              195
-  Avigen, Inc.                               32,400              194
-  Renex Corp.                                35,700              194
   Southwest Bancorp, Inc.                     8,600              194
-  AXYS Pharmaceuticals, Inc.                 57,245              193
   Bell Industries, Inc.                      43,503              193
   Freeport-McMoRan Copper &
     Gold, Inc. Class A                       11,512              193
-  Lumisys, Inc.                              58,700              193
   BankAtlantic Bancorp, Inc.
     Class B                                  23,501              191
-  Holophane Corp.                             5,000              191
-  Profile Technologies, Inc.                 23,700              190
   Harnischfeger Industries Inc.              94,406              189
-  PictureTel Corp.                           23,600              189
   F & M Bancorporation, Inc.                  5,000              189
   Dimon Inc.                                 36,250              188
-  MTR Gaming Group Inc.                      66,800              188
-  Boyd Gaming Corp.                          26,700              187
-  OpenROUTE Networks, Inc.                   43,900              187
-  Alliance Pharmaceutical Corp.              70,602              185
   Astro-Med, Inc.                            26,800              184
   Urstadt Biddle Properties
     REIT Class A                             23,100              182
-  Vertel Corp.                               96,909              182
-  LCA-Vision, Inc.                           19,495              182
   Investors Title Co.                        10,600              180
-  Data Race, Inc.                            54,122              179
-  Fourth Shift Corp.                         48,400              178
   SJNB Financial Corp.                        5,900              178
   Herbalife International Class B            20,600              178
   BMC Industries, Inc.                       17,163              177
-  Vestcom International, Inc.                50,500              177
-  Genesis Health Ventures Inc.               58,900              177
-  International Microcomputer
     Software, Inc.                           36,100              176
-  ContiFinancial Corp.                       49,300              176
-  Momentum Business
     Applications, Inc.                       24,688              174
   Republic Banking Corp. of Florida           9,000              173
   Urstadt Biddle Properties REIT             23,100              173
   American Medical Security
     Group, Inc.                              19,900              172
   Oak Hill Financial, Inc.                    9,400              172
-  Starter Corp.                             135,800              170

------------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
------------------------------------------------------------------------
-  Employee Solutions, Inc.                  142,900       $      170
-  Adams Golf, Inc.                           66,100              169
-  Health Systems Design Corp.                39,800              169
-  Aqua Alliance Inc.                        168,800              169
-  National Bancshares Corp.
     of Texas                                 10,600              168
   Wiser Oil Co.                              50,600              168
-  Titan Exploration, Inc.                    33,522              168
   Thermoretec Corp.                          39,400              167
-  Interneuron Pharmaceutical, Inc.           60,600              167
   First Financial Corp.-Indiana               4,400              166
-  ImmuLogic Pharmaceutical
     Corp.                                    88,500              166
-  Glenayre Technologies, Inc.                45,825              165
-  Electric Fuel Corp.                        99,100              164
   Luby's, Inc.                               10,859              163
-  Todhunter International, Inc.              19,300              162
-  Stage Stores, Inc.                         24,800              161
-  Lakes Gaming, Inc.                         14,725              161
-  Input Software Inc.                        26,800              160
-  Capital Trust Class A                      35,500              160
-  Morgan Products Ltd.                       41,600              159
   United Water Resources, Inc.                6,900              157
   Peekskill Financial Corp.                  11,800              156
   BCSB Bankcorp, Inc.                        18,300              156
-  Celtrix Pharmaceuticals                   123,500              154
-  United PanAm Financial Corp.               47,200              153
-  WHX Corp.                                  23,300              153
-  The TesseracT Group, Inc.                  58,200              153
   Wackenhut Corp. Class B                     6,350              152
-  Interleaf, Inc.                            25,533              150
-  Craig Corp.                                21,077              149
-  Thermedics, Inc.                           15,950              149
-  Hollywood Casino Corp.                     98,500              148
-  Seven Seas Petroleum Inc.                  53,600              147
   Cooper Cos., Inc.                           5,900              147
-  Network Access Solutions Corp.             11,000              146
   Kilroy Realty Corp. REIT                    6,000              146
   KCS Energy, Inc.                          231,500              145
-  NeoPharm, Inc.                              9,700              143
-  Craig Corp. Pfd.                           20,077              142
-  Arch Communications Group, Inc             16,533              141
   Columbia Bancorp                           10,600              140
-  Brite Voice Systems, Inc.                   9,991              139
-  Destia Communications, Inc.                11,200              139
-  Consumer Portfolio Services, Inc.          82,900              139
   Silknet Software, Inc.                      3,400              138
-  IEC Electronics Corp.                      38,218              136
   Covest Bankshares, Inc.                     9,100              135
-  Astea International, Inc.                  46,000              135
   TransPro Inc.                              25,725              135
-  Docucorp International                     32,559              134
-  Capital Pacific Holdings, Inc.             37,000              134
-  Professional Detailing, Inc.                5,700              134
-  Homestead Village, Inc.                    54,787              134
-  TST Impreso, Inc.                          32,800              133
   Anthracite Capital Inc.                    20,000              131
-  Sirco International Corp.                  74,600              131
-  Redhook Ale Brewery, Inc.                  33,900              130
   Carey Diversified LLC                       7,500              130
-  Carrington Labs Inc.                       45,128              130
-  AgriBioTech, Inc.                          21,300              129
-  Visual Data Corp.                           7,000              128
-  Zomax Inc.                                  2,900              128
-  ThermoLase Corp.                           97,200              128
-  Aztec Technology Partners, Inc.            67,800              127
-  Capital Title Group, Inc.                  50,800              127
   Mississippi Chemical Corp.                 12,941              127
-  Quintel Communications, Inc.               84,200              126
-  U.S. Energy Corp.                          33,460              125
-  Alyn Corp.                                 40,100              125
-  Breed Technological Inc.                   55,600              125
-  Secure Computing Corp.                     51,100              125
-  AFC Cable Systems, Inc.                     3,500              124
   Carolina Southern Bank                      8,045              123
   Glimcher Realty Trust REIT                  7,500              122
-  Benihana Inc.                               8,400              122
-  Noven Pharmaceuticals, Inc.                19,800              120
-  Rohn Industries  Inc.                      85,900              118
-  ATEC Group, Inc.                           30,400              118
-  Trans World Entertainment Corp.            10,400              117
   CRIIMI MAE, Inc. REIT                      51,300              115
-  TD Waterhouse Group, Inc.                   4,600              115
-  Excel Legacy Corp.                         24,200              115
-  Amylin Pharmaceuticals, Inc.              102,000              115
-  CD Warehouse, Inc.                         13,400              115
-  Microwave Systems Corp.                    73,100              114
-  Crown Vantage, Inc.                        51,424              112
-  Service Merchandise Co., Inc.             299,650              112
-  Technisource, Inc.                         21,400              111
-  Unigene                                   117,700              110
   Ziff-Davis Inc.- ZDNet                      4,200              109
-  Webco Industries, Inc.                     21,300              109
-  SMC Corp.                                  21,200              109
-  Trump Hotels & Casino
     Resorts, Inc.                            23,800              109
-  North American Vaccine, Inc.               22,061              108
-  Medar, Inc.                                49,058              107
-  Designs, Inc.                              70,900              106
   Coastal Bancorp, Inc.                       6,300              106
-  Komag, Inc.                                32,000              106
-  QCF Bancorp, Inc.                           3,900              104
-  Quality Systems, Inc.                      16,300              104
   The Marcus Corp.                            8,400              103
-  UroQuest Medical Corp.                     57,700              103
-  TransTexas Gas Corp.                      172,200              102
   Bank of Commerce/San Diego                  5,000              102
-  Black Hawk Gaming &
     Development Co., Inc.                    13,300              101
-  Just for Feet, Inc.                        15,576              100
-  Sciclone Pharmaceuticals                   80,100              100
-  Miravant Medical Technology                14,000              100
   Greater Community Bancorp                   9,700               99
-  Metra Biosystems, Inc.                     57,800               99
   Colonial Properties Trust REIT              3,500               99
-  Calypte Biomedical Corp.                   56,100               98
   Allied Products Corp.                      33,898               97
-  U.S. Office Products Co.                   18,125               97
   Merit Holding Corp.                         4,200               95
-  Hauser, Inc.                               17,225               95
-  Telular Corp.                              32,050               94
   Fedders Corp. Class A                      15,226               93
-  PRT Group Inc.                             32,300               93
-  Fresh Choice, Inc.                         44,800               92
-  Rocky Mountain Chocolate
     Factory, Inc.                            15,400               92

------------------------------------------------------------------------
                                                               MARKET
TOTAL STOCK MARKET                                             VALUE*
INDEX FUND                                    SHARES            (000)
------------------------------------------------------------------------
-  AMBI, Inc.                                 37,900       $       92
-  C2, Inc.                                   14,700               92
-  Systems & Computer
     Technology Corp.                          6,300               92
-  Versant Corp.                              36,300               91
-  Larscom, Inc. Class A                      39,500               90
-  Federal Agricultural
     Mortgage Corp. Class A                    5,400               89
   Food Lion Inc. Class B                      7,694               89
-  Today's Man Inc.                           79,025               89
-  Axiohm Transaction
     Solutions, Inc.                          22,189               89
-  Film Roman, Inc.                           30,200               89
-  Viasoft, Inc.                              25,048               88
-  JPS Packaging Co.                          18,800               88
-  Applied Microsystems Corp.                 28,000               88
-  Careerbuilder, Inc.                         6,600               87
-  Nastech Pharmaceutical Co., Inc.           25,900               86
-  Com21, Inc.                                 5,000               85
   Pulaski Financial Corp.                     7,648               85
-  Fortress Group, Inc.                       57,700               85
-  USDATA Corp., Inc.                         21,803               84
-  Hovnanian Enterprises
     Class B                                   9,650               84
-  Dataware Technologies, Inc.                35,500               84
-  Comshare                                   27,300               84
-  CAIS Internet, Inc.                         4,500               83
-  OAO Technology Solutions, Inc.             22,019               83
-  Nord Resources Corp.                      144,900               82
-  Viant Corp.                                 2,300               81
-  Pericom Semiconductor Corp.                 7,100               80
-  Mobius Management
     Systems, Inc.                             9,600               79
-  Innovasive Devices, Inc.                   24,200               79
   Interpool, Inc.                             6,000               78
-  Provant, Inc.                               5,000               78
-  Ramtron International Corp.               124,000               78
-  DA Consulting Group, Inc.                  12,900               77
-  Candie's, Inc.                             25,000               77
-  APAC Teleservices, Inc.                    23,511               76
-  The A Consulting Team, Inc.                 9,500               76
-  V.I. Technologies, Inc.                    15,200               76
   York Financial Corp.                        5,155               75
   Blimpie International, Inc.                27,400               75
-  Genzyme Surgical Products                  16,733               74
-  Electronic Retailing Systems
     International, Inc.                      48,900               73
-  Safeguard Health
     Enterprises, Inc.                        16,035               72
-  Gallery of History, Inc.                   13,700               72
-  Lifeline Systems, Inc.                      3,700               71
-  Gulf West Banks, Inc.                       8,300               71
-  SkyePharma PLC ADR                          9,219               71
-  StarMedia Network, Inc.                     1,100               71
-  Wellsford Real Properties Inc.
     REIT                                      6,400               69
-  Badger Paper Mills, Inc.                    9,300               67
-  Colonial Downs Holdings, Inc.              34,500               67
-  Neoprobe Corp.                            105,700               66
-  Information Architects Corp.               27,700               66
-  Maker Communications, Inc.                  2,100               65
-  Fresh Foods Inc.                            7,500               65
-  SEEC, Inc.                                 15,200               65
-  Dispatch Management
     Services Corp.                           23,000               64
-  Zamba Corp.                                31,800               62
-  Response USA, Inc.                         33,400               62
-  Life Financial Corp.                       14,000               60
-  Latitude Communications, Inc.               4,500               59
-  Cyberguard Corp.                           57,755               58
   Reader's Digest Assn., Inc.
     Class B                                   1,500               56
   Terra Nitrogen Co., LP                      5,800               56
-  Barnett, Inc.                               7,400               56
-  Graham-Field Health
     Products Inc.                            36,684               55
-  SeraCare, Inc.                             11,000               55
-  Digital Origin, Inc.                       16,700               55
-  Credit Management
     Solutions, Inc.                          11,400               54
-  NovaCare, Inc.                             35,688               54
-  PriceSmart, Inc.                            1,500               53
   Codorus Valley Bancorp, Inc.                2,877               52
   California Independent Bancorp              2,500               52
-  Radio One, Inc.                             1,100               51
   Oneida Ltd.                                 1,800               51
-  Catalina Lighting, Inc.                    10,000               50
   Steelcase Inc.                              2,500               50
-  Finet Holdings Corp.                        8,900               50
-  Cardima, Inc.                              24,300               49
-  Network Plus Corp.                          2,300               48
-  Coastal Physician Group, Inc.              90,000               48
   J.M. Smucker Co. Class B                    2,500               48
-  Centura Software Corp.                     47,388               47
-  Heartland Technology, Inc                   7,700               46
-  American Banknote Corp.                   144,200               45
-  Planet Hollywood International,
     Inc. Class A                             65,500               45
-  Checkers Drive-In Restaurant              119,550               45
-  Industri-Matematik
     International Corp.                      17,700               43
   Community Banks, Inc.                       2,000               43
-  Gold Reserve Inc. Class A                  36,900               42
-  Whittaker Corp.                             1,500               42
-  Aura Systems, Inc.                        191,781               42
-  Technical Chemicals and
     Products, Inc.                           37,200               42
   Kaye Group Inc.                             5,300               42
-  Einstein/Noah Bagel Corp.                  42,500               41
-  Cogeneration Corp. of America               2,838               41
-  Continucare Corp.                          65,000               41
-  Applied Magnetics Corp.                    13,200               40
-  IA Corp.                                   20,100               40
-  PowerCerv Corp.                            14,600               40
-  Intelligent Medical Imaging, Inc.          53,500               40
-  Heartport Inc.                             16,500               39
-  Informatica Corp.                           1,100               39
-  Lexington Global Asset
     Managers, Inc.                           11,000               39
-  Star Buffet, Inc.                           7,600               39
-  Geneva Steel Class A                      155,300               39
-  Geron Corp.                                 3,700               39
-  Central Financial
     Acceptance Corp.                         10,500               38

------------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
------------------------------------------------------------------------
-  Trailer Bridge, Inc.                       18,400        $      38
-  Helen of Troy Corp.                         2,100               38
-  Multigraphics Inc.                         17,600               37
   Wainwright Bank & Trust Co.                 4,600               37
   Chester Valley Bancorp                      2,151               37
-  Base Ten Systems Class A                   39,300               37
-  DecisionOne Holdings Corp.                 19,614               37
-  Bone Care International, Inc.               3,700               37
-  Vornado Operating Inc. REIT                 4,515               36
-  Aviation General Inc.                      28,600               36
-  Cylink Corp.                                9,400               35
-  800-JR CIGAR, Inc.                          2,800               35
-  Integra, Inc.                              25,900               34
-  Agritope, Inc.                              9,660               34
-  Ascent Pediatrics, Inc.                    16,700               33
-  Medplus, Inc.                              20,900               33
-  Embrex, Inc.                                3,800               32
-  Reckson Associates Realty
     Corp. Class B                             1,338               32
   Equity Inns, Inc. REIT                      3,300               31
-  IGI, Inc.                                  17,090               30
-  NewStar Media, Inc.                        19,000               30
-  A.C. Moore Arts & Crafts, Inc.              5,200               29
-  Interstate Hotels Corp.                     6,932               29
-  Cellular Technical Services                 8,045               28
   Unity Bancorp, Inc.                         2,310               27
-  4Health, Inc.                              14,400               27
   Movado Group, Inc.                          1,000               26
-  Labtec, Inc.                                5,966               25
   Bedford Bancshares, Inc.                    1,800               25
-  Northwest Pipe Co.                          1,500               25
-  Tom Brown, Inc.                             1,600               25
   Pittsburgh & West Virginia
     Railroad                                  3,000               24
-  Allergan Specialty
     Therapeutics, Inc.                        2,131               23
-  Clarus Corp.                                4,500               23
-  Vencor, Inc.                              148,363               22
-  All American Semiconductor, Inc.            7,440               22
-  Mariner Post-Acute Network, Inc.           39,048               22
-  Penncorp Financial Group Inc.              43,500               22
-  Sun Healthcare Group, Inc.                 57,896               22
-  Waste Connections, Inc.                       700               21
-  Network Peripherals, Inc.                   1,100               21
   Hudson River Bancorp, Inc.                  1,900               21
   Herbalife International Cl A                1,900               21
-  Genzyme Molecular Oncology                  7,431               20
-  Euroweb International Corp.                12,000               20
   PS Business Parks, Inc. REIT                  800               20
-  Altiva Financial Corp.                      4,240               19
-  Specialty Chemical
     Resources, Inc.                          29,400               18
-  AER Energy Resources, Inc.                 83,400               18
-  Innovative Gaming Corp.                    10,050               18
-  Tandycrafts, Inc.                           5,000               18
   Howell Corp.                                3,500               18
-  Offshore Logistics, Inc.                    1,600               18
-  Bridgeport Machines, Inc.                   1,700               17
-  Colorado Casino Resorts, Inc.              95,500               16
-  ObjectShare, Inc.                          22,600               16
-  Lanvision Systems, Inc.                    13,400               15
-  Prime Energy Corp.                          3,000               15
   Bandag, Inc. Class A                          538               15
-  Uranium Resources, Inc.                    64,132               15
-  QAD Inc.                                    4,800               15
-  Aqua Care Systems, Inc.                    10,000               15
-  Royal Precision Inc.                        5,800               15
-  LecTec Corp.                                3,500               14
-  Alliance Gaming Corp.                       3,700               14
-  CardioDynamics
     International Corp.                       5,000               14
   Clarion Commercial Holdings, Inc.           2,000               14
-  OneWorld Systems, Inc.                     15,900               13
-  International Lottery &
     Totalizator Systems, Inc.                18,300               13
-  Microfield Graphics, Inc.                  13,700               12
-  Wellcare Management
     Group, Inc.                              16,100               12
-  Cytrx Corp.                                 5,900               12
   IXYS Corp.                                  2,825               11
-  Avatex Corp.                               10,000               11
-  BJ Services Co. Warrants
     Exp. 4/13/2000                              353               11
-  Merry Land Properties, Inc. REIT            2,105               10
-  Dunn Computer Corp.                         5,000               10
-  Medical Alliance, Inc.                      5,000               10
-  Magellan Petroleum Corp.                    4,000               10
-  Corvas International, Inc.                  3,200               10
-  Insilco Holding Corp.                         401                9
-  FIRSTPLUS Financial Group, Inc.            29,800                9
   Mitchell Energy & Development
     Corp. Class B                               500                9
   Habersham Bancorp                             600                9
-  Candela Corp.                                 600                9
-  LTC Healthcare, Inc.                        4,310                8
-  Golden Genesis Co.                          3,700                8
-  Horizon Group Properties, Inc. REIT         2,510                8
-  JMC Group Inc.                              5,200                8
-  JumboSports Inc.                           79,750                8
-  The Penn Traffic Co.                       44,700                7
-  Gradco Systems, Inc.                        2,550                7
-  Solv-Ex Corp.                              32,466                6
-  IntegraMed America, Inc.                    1,400                6
   United Cos. Finance Corp.                  48,417                6
-  Alteon, Inc.                                7,400                6
-  Inland Resources Inc.                       5,000                5
-  Software Publishing Corp.
     Holdings, Inc.                            2,117                5
-  Today's Man, Inc.
     Warrants Exp. 12/31/1999                 19,150                5
-  Hawaii Land & Farming Co., Inc.            10,000                4
-  Empire of Carolina, Inc.                    8,900                4
-  HumaScan, Inc.                             36,500                4
-  Cygne Designs, Inc.                        25,000                4
-  Storage Computer Corp.                      2,000                4
-  Birman Managed Care, Inc.                   5,400                3
-  ProcureNet, Inc.                           22,500                3
-  World Corp.                                36,600                3
-  Edison Brothers Stores, Inc.               57,371                3
-  CML Group, Inc.                           122,400                3
-  Harry's Farmers Market, Inc.                3,000                3
-  Home Health Corp. of America               41,600                3
-  Pluma, Inc.                                16,000                3
-  NewCom, Inc.                               19,500                2
-  ILX Resorts Inc.                            1,200                2
-  Data Systems Network Corp.                  2,400                2

------------------------------------------------------------------------
                                                               MARKET
TOTAL STOCK MARKET                                             VALUE*
INDEX FUND                                    SHARES            (000)
------------------------------------------------------------------------
-  Alanco Environmental
     Resources Corp.                           1,728        $       2
-  PHP Healthcare Corp.                       31,900                2
-  ONCOR Inc.                                 92,131                2
-  OIS Optical Imaging Systems, Inc.          75,300                2
-  Greka Energy Corp.                            164                1
-  IMC Mortgage Co.                           12,200                1
-  TCI Satellite Entertainment, Inc.
     Class B                                     420                1
-  Wilshire Financial Services
     Group Inc.                                5,000                1
-  CAM Designs, Inc.                          11,600                1
-  News Communications, Inc.                     501                1
-  AES Corp.
     Warrants Exp. 7/31/2000                       9                1
-  Rose's Stores Holdings Inc.
     Warrants Exp 4/28/2002                    1,508                1
-  Costilla Energy, Inc.                       4,000                1
-  Ross Technology, Inc.                     118,600                1
------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $10,971,038)                                      15,982,051
------------------------------------------------------------------------
                                                 FACE
                                               AMOUNT
                                                (000)
------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.7%)(1)
------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
(2)  4.77%, 7/28/1999                      $  17,000           16,934
U.S. TREASURY BILL
(2)  4.72%, 10/21/1999                           450              444
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   4.87%, 7/1/1999                           359,018          359,018
   4.96%, 7/1/1999--Note G                   224,732          224,732
------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $601,133)                                            601,128
------------------------------------------------------------------------
TOTAL INVESTMENTS (101.6%)
   (COST $11,572,171)                                      16,583,179
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.6%)
Other Assets--Note B                                          117,572
Liabilities--Note G                                          (374,560)
                                                          --------------
                                                             (256,988)
------------------------------------------------------------------------
NET ASSETS (100.0%)                                       $16,326,191
========================================================================

*  See Note A in Notes to Financial Statements.

-  Non-Income-Producing Security.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets. See Note F in Notes to Financial Statements.

(2)Securities with an aggregate value of $17,378,000 have been segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.
PEPS--Premium Equity Participating Securities.
REIT--Real Estate Investment Trust.


------------------------------------------------------------------------
                                                               AMOUNT
                                                                (000)
------------------------------------------------------------------------
AT JUNE 30, 1999, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------
  Paid in Capital                                         $11,228,831
  Undistributed Net Investment Income                           5,602
  Accumulated Net Realized Gains                               68,559
  Unrealized Appreciation--Note F
   Investment Securities                                    5,011,008
   Futures Contracts                                           12,191
------------------------------------------------------------------------
  NET ASSETS                                              $16,326,191
========================================================================

  Investor Shares--Net Assets
   Applicable to 429,717,115 outstanding $.001
   par value shares of beneficial interest
   (unlimited authorization)                              $13,042,889
------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE--
   INVESTOR SHARES                                             $30.35
========================================================================

  Institutional Shares--Net Assets
   Applicable to 108,160,208 outstanding $.001
   par value shares of beneficial interest
   (unlimited authorization)                               $3,283,302
------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE--
   INSTITUTIONAL SHARES                                        $30.36
========================================================================

                                                         F402-08/19/1999